UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Cap Equity Fund

Small-Mid Cap Equity Fund

International Equity Fund

Emerging Markets Equity Fund

Core Fixed Income Fund

High Yield Fund

International Fixed Income Fund

Municipal Bond Fund

Inflation-Linked Fixed Income Fund

Ultra-Short Term Fixed Income Fund

FORM N-Q

November 30, 2016

Schedules of Investments

November 30, 2016

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.5%
3,716	Adient PLC*	$199,029
7,780	BorgWarner Inc.	276,968
56,600	Delphi Automotive PLC	3,622,400
11,380	Gentex Corp.	210,416
90,646	Goodyear Tire & Rubber Co. (The)	2,781,926
2,924	Lear Corp.	378,687
17,297	Tenneco Inc.*	1,019,658
1,459	Visteon Corp.	114,780

	Total Auto Components	8,603,864

Automobiles - 0.3%
156,429	Ford Motor Co.	1,870,891
56,468	General Motors Co.	1,949,840
7,175	Harley-Davidson Inc.	436,886
5,000	Tesla Motors Inc.*(a)	947,000
2,010	Thor Industries Inc.	202,145

	Total Automobiles	5,406,762

Distributors - 0.3%
5,928	Genuine Parts Co.	570,451
150,526	LKQ Corp.*	4,941,769
1,698	Pool Corp.	170,836

	Total Distributors	5,683,056

Diversified Consumer Services - 0.0%
177	Graham Holdings Co., Class B Shares	86,686
8,723	H&R Block Inc.	193,302
7,538	Service Corp. International	203,450
5,765	ServiceMaster Global Holdings Inc.*	220,338

	Total Diversified Consumer Services	703,776

Hotels, Restaurants & Leisure - 1.3%
9,735	Aramark	334,981
2,378	Brinker International Inc.	126,296
16,410	Carnival Corp.	843,638
1,141	Chipotle Mexican Grill Inc., Class A Shares*	452,213
1,302	Choice Hotels International Inc.	66,988
4,595	Darden Restaurants Inc.	336,814
1,958	Domino’s Pizza Inc.	329,022
3,684	Dunkin’ Brands Group Inc.	200,004
3,156	Extended Stay America Inc.	49,107
21,183	Hilton Worldwide Holdings Inc.	531,058
1,040	Hyatt Hotels Corp., Class A Shares*	53,394
3,963	International Game Technology PLC	102,166
14,773	Las Vegas Sands Corp.	925,824
13,175	Marriott International Inc., Class A Shares	1,037,927
35,420	McDonald’s Corp.	4,224,544
19,174	MGM Resorts International*	550,486
6,393	Norwegian Cruise Line Holdings Ltd.*	254,505
898	Panera Bread Co., Class A Shares*	190,475
6,829	Royal Caribbean Cruises Ltd.	552,944
3,058	Six Flags Entertainment Corp.	176,263
143,023	Starbucks Corp.	8,291,043
1,515	Vail Resorts Inc.	239,976
8,762	Wendy’s Co. (The)	110,138
4,399	Wyndham Worldwide Corp.	316,684
3,074	Wynn Resorts Ltd.	313,517
14,003	Yum China Holdings Inc.*	393,764
14,003	Yum! Brands Inc.	887,650

	Total Hotels, Restaurants & Leisure	21,891,421

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Household Durables - 0.5%
3,131	CalAtlantic Group, Inc.	$104,544
13,490	DR Horton Inc.	373,943
4,478	Garmin Ltd.	233,572
2,726	Harman International Industries Inc.	298,142
5,063	Leggett & Platt Inc.	243,328
7,267	Lennar Corp., Class A Shares	309,138
513	Lennar Corp., Class B Shares	17,385
2,477	Mohawk Industries Inc.*	489,059
18,923	Newell Brands Inc.	889,570
131	NVR Inc.*	208,945
13,266	PulteGroup Inc.	250,197
2,289	Tempur Sealy International Inc.*(a)	144,894
6,212	Toll Brothers Inc.*	184,248
2,156	Tupperware Brands Corp.	119,529
23,795	Whirlpool Corp.	3,865,260

	Total Household Durables	7,731,754

Internet & Direct Marketing Retail - 2.4%
22,831	Amazon.com Inc.*	17,136,264
4,852	Expedia Inc.	601,891
15,000	Groupon Inc., Class A Shares*	59,550
2,139	Liberty Expedia Holdings Inc., Class A Shares*	94,030
161,634	Liberty Interactive Corp. QVC Group, Class A Shares*	3,347,440
3,208	Liberty Ventures*	125,176
16,514	Netflix Inc.*	1,932,138
10,955	Priceline Group Inc. (The)*	16,472,814
4,518	TripAdvisor Inc.*	218,129

	Total Internet & Direct Marketing Retail	39,987,432

Leisure Products - 0.1%
3,635	Brunswick Corp.	182,186
4,511	Hasbro Inc.	385,194
13,598	Mattel Inc.	429,289
2,419	Polaris Industries Inc.(a)	210,115
2,526	Vista Outdoor Inc.*	101,419

	Total Leisure Products	1,308,203

Media - 2.2%
2,557	AMC Networks Inc., Class A Shares*	141,274
197	Cable One Inc.	116,439
16,251	CBS Corp., Class B Shares	986,761
8,071	Charter Communications Inc., Class A Shares*	2,222,027
4,544	Cinemark Holdings Inc.	181,033
1,908	Clear Channel Outdoor Holdings Inc., Class A Shares	10,399
158,894	Comcast Corp., Class A Shares	11,044,722
6,136	Discovery Communications Inc., Class A Shares*	166,224
9,100	Discovery Communications Inc., Class C Shares*	240,604
8,764	DISH Network Corp., Class A Shares*	503,492
16,080	Interpublic Group of Cos., Inc. (The)	387,045
1,809	John Wiley & Sons Inc., Class A Shares	99,224
565	Liberty Broadband Corp., Class A Shares*	39,284
4,278	Liberty Broadband Corp., Class C Shares*	305,064
3,979	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	144,438
6,355	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	227,255
3,959	Lions Gate Entertainment Corp.	92,641
5,269	Live Nation Entertainment Inc.*	145,846
27,681	Madison Square Garden Co. (The), Class A Shares*	4,806,529
14,535	News Corp., Class A Shares	168,025
4,110	News Corp., Class B Shares	49,114
9,505	Omnicom Group Inc.	826,365
3,274	Regal Entertainment Group, Class A Shares(a)	75,007
3,311	Scripps Networks Interactive Inc., Class A Shares	229,320

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Media - 2.2% - (continued)
67,901	Sirius XM Holdings Inc.(a)	$310,307
3,410	Starz, Class A Shares*(a)	115,463
8,372	TEGNA Inc.	187,784
11,944	Thomson Reuters Corp.	516,100
31,690	Time Warner Inc.	2,909,776
3,332	Tribune Media Co., Class A Shares	119,652
43,771	Twenty-First Century Fox Inc., Class A Shares	1,230,403
19,683	Twenty-First Century Fox Inc., Class B Shares	552,305
546	Viacom Inc., Class A Shares	22,700
13,873	Viacom Inc., Class B Shares	519,960
65,404	Walt Disney Co. (The)	6,482,844

	Total Media	36,175,426

Multiline Retail - 0.3%
774	Dillard’s Inc., Class A Shares	55,349
11,448	Dollar General Corp.	885,159
9,092	Dollar Tree Inc.*	801,551
98,970	JC Penney Co., Inc.*(a)	937,246
7,086	Kohl’s Corp.	381,439
12,313	Macy’s Inc.	519,609
4,953	Nordstrom Inc.	276,972
23,889	Target Corp.	1,845,186

	Total Multiline Retail	5,702,511

Specialty Retail - 2.8%
43,177	Advance Auto Parts Inc.	7,328,000
2,821	AutoNation Inc.*	125,986
1,179	AutoZone Inc.*	923,369
5,559	Bed Bath & Beyond Inc.	249,099
11,077	Best Buy Co., Inc.	506,219
2,823	Burlington Stores Inc.*	248,198
2,128	Cabela’s Inc.*	132,447
7,754	CarMax Inc.*	448,104
3,170	CST Brands Inc.	152,255
3,510	Dick’s Sporting Goods Inc.	207,336
5,338	Foot Locker Inc.	382,574
4,341	GameStop Corp., Class A Shares	107,179
8,450	Gap Inc. (The)	210,997
50,158	Home Depot Inc. (The)	6,490,445
9,813	L Brands Inc.	689,069
121,335	Lowe’s Cos., Inc.	8,560,184
3,917	Michaels Cos., Inc. (The)*	95,496
1,545	Murphy USA Inc.*	105,354
3,845	O’Reilly Automotive Inc.*	1,055,453
1,602	Penske Automotive Group Inc.	79,956
81,698	Ross Stores Inc.	5,521,968
6,099	Sally Beauty Holdings Inc.*	159,733
3,081	Signet Jewelers Ltd.(a)	281,264
24,406	Staples Inc.	236,006
4,101	Tiffany & Co.	338,250
66,879	TJX Cos., Inc. (The)	5,239,301
64,677	Tractor Supply Co.	4,855,302
7,989	Ulta Salon Cosmetics & Fragrance Inc.*	2,073,146
3,854	Urban Outfitters Inc.*	121,786
3,551	Williams-Sonoma Inc.	194,524

	Total Specialty Retail	47,119,000

Textiles, Apparel & Luxury Goods - 0.9%
2,012	Carter’s Inc.	183,675
11,155	Coach Inc.	405,930
54,420	Deckers Outdoor Corp.*	3,236,902
15,176	Hanesbrands Inc.	352,538

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Textiles, Apparel & Luxury Goods - 0.9% - (continued)
5,448	Kate Spade & Co.*	$80,903
3,835	lululemon athletica Inc.*	218,557
6,501	Michael Kors Holdings Ltd.*	302,232
151,118	NIKE Inc., Class B Shares	7,566,478
3,199	PVH Corp.	338,902
2,294	Ralph Lauren Corp., Class A Shares	239,975
5,528	Skechers U.S.A. Inc., Class A Shares*	125,928
7,165	Under Armour Inc., Class A Shares*(a)	220,682
7,443	Under Armour Inc., Class C Shares*	191,881
13,697	V.F. Corp.	746,623

	Total Textiles, Apparel & Luxury Goods	14,211,206

	TOTAL CONSUMER DISCRETIONARY	194,524,411

CONSUMER STAPLES - 9.3%
Beverages - 2.1%
2,183	Brown-Forman Corp., Class A Shares	103,125
7,860	Brown-Forman Corp., Class B Shares	356,451
335,031	Coca-Cola Co. (The)	13,518,501
6,688	Constellation Brands Inc., Class A Shares	1,010,824
7,454	Dr Pepper Snapple Group Inc.	646,560
85,004	Molson Coors Brewing Co., Class B Shares	8,332,942
108,174	Monster Beverage Corp.*	4,840,786
58,216	PepsiCo Inc.	5,827,422

	Total Beverages	34,636,611

Food & Staples Retailing - 2.1%
1,643	Casey’s General Stores Inc.	197,899
35,244	Costco Wholesale Corp.	5,290,477
114,551	CVS Health Corp.	8,807,826
38,341	Kroger Co. (The)	1,238,414
41,341	Rite Aid Corp.*	329,074
6,001	Sprouts Farmers Market Inc.*	120,080
21,327	Sysco Corp.	1,135,663
1,800	US Foods Holding Corp.*	41,148
153,675	Walgreens Boots Alliance Inc.	13,020,883
60,976	Wal-Mart Stores Inc.	4,294,540
12,722	Whole Foods Market Inc.	386,622

	Total Food & Staples Retailing	34,862,626

Food Products - 3.1%
181,780	Archer-Daniels-Midland Co.	7,858,349
2,520	Blue Buffalo Pet Products Inc.*	59,044
5,523	Bunge Ltd.	377,110
7,567	Campbell Soup Co.	430,487
17,782	Conagra Brands Inc.	652,422
7,398	Flowers Foods Inc.	114,817
24,017	General Mills Inc.	1,463,596
3,677	Hain Celestial Group Inc. (The)*	144,102
5,690	Hershey Co. (The)	549,882
10,923	Hormel Foods Corp.	374,004
2,862	Ingredion Inc.	335,942
4,714	J.M. Smucker Co. (The)	593,728
10,117	Kellogg Co.	728,424
223,819	Kraft Heinz Co. (The)	18,274,821
5,927	Lamb Weston Holdings Inc.*	198,436
4,674	McCormick & Co., Inc.	426,269
59,748	Mead Johnson Nutrition Co., Class A Shares	4,307,233
212,502	Mondelez International Inc., Class A Shares	8,763,582
2,467	Pilgrim’s Pride Corp.	43,444
4,642	Pinnacle Foods Inc.	230,058
2,577	Post Holdings Inc.*	196,702
69,792	TreeHouse Foods Inc.*	4,837,981

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 9.3% - (continued)
Food Products - 3.1% - (continued)
11,688	Tyson Foods Inc., Class A Shares	$663,995
6,902	WhiteWave Foods Co. (The), Class A Shares*	380,231

	Total Food Products	52,004,659

Household Products - 1.2%
10,506	Church & Dwight Co., Inc.	460,058
5,210	Clorox Co. (The)	602,067
34,970	Colgate-Palmolive Co.	2,281,093
2,656	Energizer Holdings Inc.	119,175
14,471	Kimberly-Clark Corp.	1,672,992
192,495	Procter & Gamble Co. (The)	15,873,138
1,064	Spectrum Brands Holdings Inc.	127,563

	Total Household Products	21,136,086

Personal Products - 0.1%
18,358	Coty Inc., Class A Shares*	343,478
2,469	Edgewell Personal Care Co.*	195,397
8,831	Estee Lauder Cos., Inc. (The), Class A Shares	686,169
2,964	Herbalife Ltd.*(a)	145,325
2,318	Nu Skin Enterprises Inc., Class A Shares(a)	120,953

	Total Personal Products	1,491,322

Tobacco - 0.7%
78,850	Altria Group Inc.	5,040,880
62,459	Philip Morris International Inc.	5,513,881
33,442	Reynolds American Inc.	1,809,212

	Total Tobacco	12,363,973

	TOTAL CONSUMER STAPLES	156,495,277

ENERGY - 7.3%
Energy Equipment & Services - 2.2%
17,613	Baker Hughes Inc.	1,133,044
58,600	Core Laboratories NV(a)	6,549,136
2,846	Diamond Offshore Drilling Inc.*	51,399
1,564	Dril-Quip Inc.*	88,444
12,672	Ensco PLC, Class A Shares	122,412
9,065	FMC Technologies Inc.*	310,567
1,827	Frank’s International NV	23,002
164,224	Halliburton Co.	8,718,652
4,092	Helmerich & Payne Inc.	309,560
11,605	Nabors Industries Ltd.	186,840
129,493	National Oilwell Varco Inc.	4,837,858
10,511	Noble Corp. PLC	65,378
4,152	Oceaneering International Inc.	110,651
6,285	Patterson-UTI Energy Inc.	167,621
5,366	Rowan Cos. PLC, Class A Shares*	95,622
2,584	RPC Inc.	51,887
168,398	Schlumberger Ltd.	14,153,852
6,392	Superior Energy Services Inc.	110,198
14,571	Transocean Ltd.*(a)	187,966
31,733	Weatherford International PLC*	162,156

	Total Energy Equipment & Services	37,436,245

Oil, Gas & Consumable Fuels - 5.1%
22,515	Anadarko Petroleum Corp.	1,556,912
7,043	Antero Resources Corp.*	172,483
15,259	Apache Corp.	1,006,331
18,716	Cabot Oil & Gas Corp.	413,998
7,934	Cheniere Energy Inc.*	324,183
26,081	Chesapeake Energy Corp.*	182,567
134,981	Chevron Corp.	15,058,480
3,792	Cimarex Energy Co.	522,841
5,667	Concho Resources Inc.*	810,494
202,651	ConocoPhillips	9,832,626

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 7.3% - (continued)
Oil, Gas & Consumable Fuels - 5.1% - (continued)
9,119	CONSOL Energy Inc.	$187,669
3,482	Continental Resources Inc.*	201,991
21,208	Devon Energy Corp.	1,024,983
3,114	Diamondback Energy Inc.*	335,845
3,897	Energen Corp.*	241,887
67,684	EOG Resources Inc.	6,938,964
7,043	EQT Corp.	493,573
168,141	Exxon Mobil Corp.	14,678,709
5,446	Gulfport Energy Corp.*	139,908
11,481	Hess Corp.	642,477
6,947	HollyFrontier Corp.	199,865
77,753	Kinder Morgan Inc.	1,726,117
7,086	Kosmos Energy Ltd.*	37,556
5,890	Laredo Petroleum Inc.*	94,181
273,857	Marathon Oil Corp.	4,945,857
21,165	Marathon Petroleum Corp.	995,178
6,558	Murphy Oil Corp.	222,382
7,977	Newfield Exploration Co.*	360,720
17,176	Noble Energy Inc.	655,436
117,960	Occidental Petroleum Corp.	8,417,626
8,444	ONEOK Inc.	463,829
6,547	Parsley Energy Inc., Class A Shares*	249,768
4,143	PBF Energy Inc., Class A Shares	99,391
18,219	Phillips 66	1,513,635
6,502	Pioneer Natural Resources Co.	1,242,142
9,337	QEP Resources Inc.*	183,565
8,225	Range Resources Corp.	289,355
4,785	Rice Energy Inc.*	116,515
2,907	SM Energy Co.	115,873
20,092	Southwestern Energy Co.*	228,044
28,160	Spectra Energy Corp.	1,153,152
107,349	Suncor Energy Inc.	3,420,139
6,127	Targa Resources Corp.	326,508
4,777	Tesoro Corp.	388,609
19,041	Valero Energy Corp.	1,172,164
8,651	Whiting Petroleum Corp.*	105,715
27,871	Williams Cos., Inc. (The)	855,640
2,958	World Fuel Services Corp.	131,513
11,872	WPX Energy Inc.*	184,491

	Total Oil, Gas & Consumable Fuels	84,661,887

	TOTAL ENERGY	122,098,132

FINANCIALS - 12.0%
Banks - 3.7%
6,559	Associated Banc-Corp.	149,873
414,310	Bank of America Corp.	8,750,227
1,869	Bank of Hawaii Corp.	155,819
4,303	BankUnited Inc.	152,455
192,948	BB&T Corp.	8,730,897
986	BOK Financial Corp.	79,195
8,002	CIT Group Inc.	326,882
118,362	Citigroup Inc.	6,674,433
20,597	Citizens Financial Group Inc.	690,205
7,017	Comerica Inc.	447,334
3,729	Commerce Bancshares Inc.	204,386
2,210	Cullen/Frost Bankers Inc.	181,905
6,071	East West Bancorp Inc.	290,679
29,838	Fifth Third Bancorp	776,385
979	First Hawaiian Inc.	29,360
9,257	First Horizon National Corp.	176,624

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.0% - (continued)
Banks - 3.7% - (continued)
5,759	First Republic Bank	$471,662
43,636	Huntington Bancshares Inc.	543,705
146,745	JPMorgan Chase & Co.	11,764,547
43,547	KeyCorp	753,799
6,051	M&T Bank Corp.	870,981
4,767	PacWest Bancorp	244,309
12,423	People’s United Financial Inc.	232,559
20,055	PNC Financial Services Group Inc. (The)	2,216,880
4,114	Popular Inc.	167,234
50,090	Regions Financial Corp.	678,219
2,123	Signature Bank*	318,259
20,185	SunTrust Banks Inc.	1,048,611
2,150	SVB Financial Group*	339,764
5,191	Synovus Financial Corp.	200,944
6,307	TCF Financial Corp.	109,426
65,431	US Bancorp	3,246,686
184,200	Wells Fargo & Co.	9,747,864
3,841	Western Alliance Bancorp*	179,451
8,089	Zions Bancorporation	321,861

	Total Banks	61,273,420

Capital Markets - 2.4%
2,130	Affiliated Managers Group Inc.*	315,453
48,513	Ameriprise Financial Inc.	5,540,670
1,645	Artisan Partners Asset Management Inc., Class A Shares	49,021
185,874	Bank of New York Mellon Corp. (The)	8,814,145
5,034	BlackRock Inc., Class A Shares	1,866,557
313,416	Charles Schwab Corp. (The)	12,116,663
1,115	Donnelley Financial Solutions Inc.*	21,263
10,959	E*Trade Financial Corp.*	378,195
4,408	Eaton Vance Corp.	178,259
4,062	Federated Investors Inc., Class B Shares	111,664
14,536	Franklin Resources Inc.	570,683
15,607	Goldman Sachs Group Inc. (The)	3,422,459
2,672	Interactive Brokers Group Inc., Class A Shares	98,116
16,469	Invesco Ltd.	515,644
5,119	Lazard Ltd., Class A Shares	198,873
4,440	Legg Mason Inc.	141,636
3,608	LPL Financial Holdings Inc.(a)	148,614
57,495	Morgan Stanley(b)	2,377,993
8,254	Northern Trust Corp.	678,066
7,892	NorthStar Asset Management Group Inc.	116,486
4,624	Raymond James Financial Inc.	332,651
4,705	SEI Investments Co.	221,982
16,047	State Street Corp.	1,264,504
9,914	T. Rowe Price Group Inc.	734,231
9,819	TD Ameritrade Holding Corp.	402,677

	Total Capital Markets	40,616,505

Consumer Finance - 0.4%
17,357	Ally Financial Inc.	337,073
32,405	American Express Co.	2,334,456
20,557	Capital One Financial Corp.	1,727,610
359	Credit Acceptance Corp.*(a)	68,871
16,495	Discover Financial Services	1,117,866
13,219	Navient Corp.	227,763
2,267	OneMain Holdings Inc., Class A Shares*	46,179
4,696	Santander Consumer USA Holdings Inc.*	64,711
12,967	SLM Corp.*	130,578
33,588	Synchrony Financial	1,160,801

	Total Consumer Finance	7,215,908

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.0% - (continued)
Diversified Financial Services - 2.2%
164,931	Berkshire Hathaway Inc., Class B Shares*	$25,966,737
3,254	CBOE Holdings Inc.	224,201
13,694	CME Group Inc., Class A Shares	1,546,189
1,468	FactSet Research Systems Inc.	235,130
83,912	Intercontinental Exchange Inc.	4,648,725
13,213	Leucadia National Corp.	290,950
1,473	MarketAxess Holdings Inc.	244,179
6,852	Moody’s Corp.	688,626
709	Morningstar Inc.	51,693
3,605	MSCI Inc., Class A Shares	284,074
4,432	Nasdaq Inc.	284,047
10,614	S&P Global Inc.	1,262,960
8,219	Voya Financial Inc.	319,472

	Total Diversified Financial Services	36,046,983

Insurance - 3.2%
74,565	Aflac Inc.	5,322,450
590	Alleghany Corp.*	335,090
3,514	Allied World Assurance Co. Holdings AG	164,490
108,463	Allstate Corp. (The)	7,583,733
2,865	American Financial Group Inc.	235,589
44,692	American International Group Inc.	2,830,344
321	American National Insurance Co.	38,680
3,682	AmTrust Financial Services Inc.	93,744
10,587	Aon PLC	1,207,977
4,351	Arch Capital Group Ltd.*	359,915
6,862	Arthur J. Gallagher & Co.	345,502
2,415	Aspen Insurance Holdings Ltd.	123,044
21,931	Assurant Inc.	1,893,523
5,594	Assured Guaranty Ltd.	200,041
3,800	Axis Capital Holdings Ltd.	231,838
4,677	Brown & Brown Inc.	202,748
18,623	Chubb Ltd.	2,383,744
6,121	Cincinnati Financial Corp.	469,726
1,198	CNA Financial Corp.	45,847
2,568	Endurance Specialty Holdings Ltd.	236,770
1,025	Erie Indemnity Co., Class A Shares	109,849
1,628	Everest Re Group Ltd.	342,775
4,438	First American Financial Corp.	167,490
10,458	FNF Group	334,029
1,840	Hanover Insurance Group Inc. (The)	159,326
15,850	Hartford Financial Services Group Inc. (The)	746,852
77,151	Lincoln National Corp.	4,945,379
11,067	Loews Corp.	494,142
556	Markel Corp.*	499,477
124,528	Marsh & McLennan Cos., Inc.	8,631,036
37,468	MetLife Inc.	2,061,115
9,712	Old Republic International Corp.	173,553
10,674	Principal Financial Group Inc.	615,783
2,314	ProAssurance Corp.	129,700
23,401	Progressive Corp. (The)	779,253
17,801	Prudential Financial Inc.	1,790,781
2,567	Reinsurance Group of America Inc., Class A Shares	313,302
1,714	RenaissanceRe Holdings Ltd.	223,780
4,719	Torchmark Corp.	330,755
11,810	Travelers Cos., Inc. (The)	1,338,663
9,119	Unum Group	385,460
3,019	Validus Holdings Ltd.	164,052
205	White Mountains Insurance Group Ltd.	171,579
31,818	Willis Towers Watson PLC	3,957,205
3,850	WR Berkley Corp.	237,891

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.0% - (continued)
Insurance - 3.2% - (continued)
10,884	XL Group Ltd.	$393,239

	Total Insurance	53,801,261

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
13,332	AGNC Investment Corp.	248,775
40,638	Annaly Capital Management Inc.	415,320
7,531	Chimera Investment Corp.	127,726
14,863	MFA Financial Inc.	116,229
8,033	Starwood Property Trust Inc.	180,501
9,540	Two Harbors Investment Corp.	82,712

	Total Mortgage Real Estate Investment Trusts (REITs)	1,171,263

Thrifts & Mortgage Finance - 0.0%
16,828	New York Community Bancorp Inc.	268,912
2,294	TFS Financial Corp.	42,737

	Total Thrifts & Mortgage Finance	311,649

	TOTAL FINANCIALS	200,436,989

HEALTH CARE - 13.5%
Biotechnology - 2.8%
65,216	AbbVie Inc.	3,965,133
3,868	ACADIA Pharmaceuticals Inc.*(a)	104,397
1,216	Agios Pharmaceuticals Inc.*(a)	70,783
40,164	Alexion Pharmaceuticals Inc.*	4,923,705
5,752	Alkermes PLC*	326,886
2,833	Alnylam Pharmaceuticals Inc.*	124,284
30,279	Amgen Inc.	4,362,295
20,807	Biogen Inc.*	6,118,714
6,531	BioMarin Pharmaceutical Inc.*	559,249
72,189	Celgene Corp.*	8,555,118
53,398	Gilead Sciences Inc.	3,935,433
6,557	Incyte Corp.*	670,716
28,642	Intercept Pharmaceuticals Inc.*(a)	2,896,279
2,353	Intrexon Corp.*(a)	68,661
4,581	Ionis Pharmaceuticals Inc.*(a)	200,465
2,676	Juno Therapeutics Inc.*	53,654
3,645	Neurocrine Biosciences Inc.*	169,310
13,694	OPKO Health Inc.*(a)	142,281
3,125	Regeneron Pharmaceuticals Inc.*	1,185,125
3,567	Seattle Genetics Inc.*	231,177
14,617	Shire PLC, ADR	2,552,128
1,771	United Therapeutics Corp.*	222,455
63,273	Vertex Pharmaceuticals Inc.*	5,163,710

	Total Biotechnology	46,601,958

Health Care Equipment & Supplies - 1.9%
215,754	Abbott Laboratories	8,213,755
1,686	ABIOMED Inc.*	189,237
3,699	Alere Inc.*	146,924
2,662	Align Technology Inc.*	247,699
19,984	Baxter International Inc.	886,690
8,448	Becton Dickinson and Co.	1,428,557
54,262	Boston Scientific Corp.*	1,110,201
1,897	Cooper Cos., Inc. (The)	312,038
2,955	CR Bard Inc.	622,175
24,425	Danaher Corp.	1,909,302
9,259	DENTSPLY SIRONA Inc.	538,689
40,057	DexCom Inc.*	2,615,322
38,643	Edwards Lifesciences Corp.*	3,201,573
2,704	Hill-Rom Holdings Inc.	144,231
11,091	Hologic Inc.*	424,563
3,478	IDEXX Laboratories Inc.*	409,187
1,533	Intuitive Surgical Inc.*	986,853

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.5% - (continued)
Health Care Equipment & Supplies - 1.9% - (continued)
56,526	Medtronic PLC	$4,126,963
5,546	ResMed Inc.	340,968
11,267	St. Jude Medical Inc.	892,346
13,610	Stryker Corp.	1,546,913
1,755	Teleflex Inc.	259,617
3,763	Varian Medical Systems Inc.*	338,030
3,028	West Pharmaceutical Services Inc.	245,722
7,425	Zimmer Biomet Holdings Inc.	756,310

	Total Health Care Equipment & Supplies	31,893,865

Health Care Providers & Services - 3.2%
3,103	Acadia Healthcare Co., Inc.*	117,945
47,411	Aetna Inc.	6,203,255
7,247	AmerisourceBergen Corp., Class A Shares	565,194
2,282	Amsurg Corp.*	155,450
37,709	Anthem Inc.	5,374,664
7,799	Brookdale Senior Living Inc.*	90,702
96,844	Cardinal Health Inc.	6,876,892
6,754	Centene Corp.*	389,233
10,231	Cigna Corp.	1,378,525
6,698	DaVita Inc.*	424,318
7,982	Envision Healthcare Holdings Inc.*	181,351
176,107	Express Scripts Holding Co.*	13,362,999
12,511	HCA Holdings Inc.*	886,905
3,292	Henry Schein Inc.*	490,376
5,961	Humana Inc.	1,267,547
4,140	Laboratory Corp. of America Holdings*	521,019
1,736	LifePoint Health Inc.*	95,393
9,095	McKesson Corp.	1,307,952
3,381	MEDNAX Inc.*	221,354
3,609	Patterson Cos., Inc.	139,813
1,988	Premier Inc., Class A Shares*	59,918
84,333	Quest Diagnostics Inc.	7,375,764
3,469	Tenet Healthcare Corp.*	52,833
37,786	UnitedHealth Group Inc.	5,982,280
3,398	Universal Health Services Inc., Class B Shares	418,022
3,123	VCA Inc.*	195,500
1,779	WellCare Health Plans Inc.*	243,759

	Total Health Care Providers & Services	54,378,963

Health Care Technology - 0.1%
8,070	Allscripts Healthcare Solutions Inc.*	88,609
1,659	athenahealth Inc.*(a)	156,941
11,969	Cerner Corp.*	595,817
2,440	Inovalon Holdings Inc., Class A Shares*(a)	37,454
4,088	Veeva Systems Inc., Class A Shares*	190,010

	Total Health Care Technology	1,068,831

Life Sciences Tools & Services - 0.6%
13,128	Agilent Technologies Inc.	577,369
857	Bio-Rad Laboratories Inc., Class A Shares*	148,689
1,580	Bio-Techne Corp.	166,469
4,429	Bruker Corp.	100,450
1,945	Charles River Laboratories International Inc.*	138,290
33,533	Illumina Inc.*	4,464,584
1,053	Mettler-Toledo International Inc.*	433,857
1,310	Patheon NV*	35,842
3,949	PerkinElmer Inc.	200,293
9,169	QIAGEN NV*	250,497
5,764	Quintiles IMS Holdings Inc.*	442,848
15,806	Thermo Fisher Scientific Inc.	2,214,579
3,249	VWR Corp.*	88,373

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.5% - (continued)
Life Sciences Tools & Services - 0.6% - (continued)
3,097	Waters Corp.*	$416,763

	Total Life Sciences Tools & Services	9,678,903

Pharmaceuticals - 4.9%
3,582	Akorn Inc.*	76,010
15,939	Allergan PLC*	3,096,948
164,297	Bristol-Myers Squibb Co.	9,272,923
39,300	Eli Lilly & Co.	2,637,816
8,762	Endo International PLC*	140,280
168,966	Johnson & Johnson	18,805,916
4,306	Mallinckrodt PLC*	226,926
218,174	Merck & Co., Inc.	13,350,067
17,744	Mylan NV*	649,608
5,553	Perrigo Co. PLC	479,446
750,633	Pfizer Inc.	24,125,344
193,248	Zoetis Inc., Class A Shares	9,735,834

	Total Pharmaceuticals	82,597,118

	TOTAL HEALTH CARE	226,219,638

INDUSTRIALS - 8.9%
Aerospace & Defense - 2.2%
17,801	Arconic Inc.	343,203
4,273	B/E Aerospace Inc.	256,551
24,040	Boeing Co. (The)	3,619,462
3,747	BWX Technologies Inc.	146,733
9,877	General Dynamics Corp.	1,731,932
812	HEICO Corp.	63,742
1,604	HEICO Corp., Class A Shares	107,789
3,724	Hexcel Corp.	192,605
30,668	Honeywell International Inc.	3,494,312
1,850	Huntington Ingalls Industries Inc.	330,706
3,085	L-3 Communications Holdings Inc.	486,720
10,245	Lockheed Martin Corp.	2,717,486
34,503	Northrop Grumman Corp.	8,613,674
2,119	Orbital ATK Inc.	180,814
59,262	Raytheon Co.	8,862,040
5,219	Rockwell Collins Inc.	483,906
4,905	Spirit AeroSystems Holdings Inc., Class A Shares*	285,716
10,665	Textron Inc.	490,910
2,035	TransDigm Group Inc.	511,660
31,283	United Technologies Corp.	3,369,805

	Total Aerospace & Defense	36,289,766

Air Freight & Logistics - 0.3%
5,729	CH Robinson Worldwide Inc.	428,816
7,220	Expeditors International of Washington Inc.	380,783
10,056	FedEx Corp.	1,927,433
27,867	United Parcel Service Inc., Class B Shares	3,230,343

	Total Air Freight & Logistics	5,967,375

Airlines - 0.3%
4,732	Alaska Air Group Inc.	389,302
21,273	American Airlines Group Inc.	987,918
1,286	Copa Holdings SA, Class A Shares	114,287
31,051	Delta Air Lines Inc.	1,496,037
13,686	JetBlue Airways Corp.*	274,952
25,733	Southwest Airlines Co.	1,199,415
3,057	Spirit Airlines Inc.*	169,969
13,679	United Continental Holdings Inc.*	943,167

	Total Airlines	5,575,047

Building Products - 0.5%
3,746	Allegion PLC	250,645
5,730	AO Smith Corp.	278,650

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.9% - (continued)
Building Products - 0.5% - (continued)
2,069	Armstrong World Industries Inc.*	$86,277
6,048	Fortune Brands Home & Security Inc.	333,547
141,717	Johnson Controls International PLC	6,374,431
1,595	Lennox International Inc.	237,129
13,369	Masco Corp.	423,129
4,608	Owens Corning	236,759
3,797	USG Corp.*	108,746

	Total Building Products	8,329,313

Commercial Services & Supplies - 1.1%
3,443	Cintas Corp.	394,568
2,263	Clean Harbors Inc.*	119,600
139,999	Copart Inc.*	7,660,745
4,707	Covanta Holding Corp.	68,722
5,018	KAR Auction Services Inc.	211,559
1,115	LSC Communications Inc.	23,014
7,837	Pitney Bowes Inc.	112,461
9,603	Republic Services Inc., Class A Shares	532,870
4,191	Rollins Inc.	134,657
2,975	RR Donnelley & Sons Co.	51,735
3,282	Stericycle Inc.*	239,487
121,040	Waste Management Inc.	8,414,701

	Total Commercial Services & Supplies	17,964,119

Construction & Engineering - 0.2%
51,784	AECOM*	1,882,348
4,372	Chicago Bridge & Iron Co. NV	146,506
5,602	Fluor Corp.	299,763
4,813	Jacobs Engineering Group Inc.*	298,454
5,620	KBR Inc.	93,910
5,790	Quanta Services Inc.*	195,239
934	Valmont Industries Inc.	139,073

	Total Construction & Engineering	3,055,293

Electrical Equipment - 0.7%
11,342	Acuity Brands Inc.	2,851,492
9,156	AMETEK Inc.	433,536
80,680	Eaton Corp. PLC	5,366,027
25,605	Emerson Electric Co.	1,445,146
2,206	Hubbell Inc., Class B Shares	247,690
1,904	Regal Beloit Corp.	138,802
5,203	Rockwell Automation Inc.	695,693

	Total Electrical Equipment	11,178,386

Industrial Conglomerates - 1.0%
23,712	3M Co.	4,072,299
2,434	Carlisle Cos., Inc.	273,022
370,976	General Electric Co.	11,411,221
4,055	Roper Technologies Inc.	734,401

	Total Industrial Conglomerates	16,490,943

Machinery - 0.9%
2,919	AGCO Corp.	162,880
5,685	Allison Transmission Holdings Inc.	188,571
22,467	Caterpillar Inc.	2,146,947
4,234	Colfax Corp.*	159,241
2,109	Crane Co.	154,990
6,377	Cummins Inc.	904,131
12,672	Deere & Co.	1,269,734
5,099	Donaldson Co., Inc.	206,815
6,028	Dover Corp.	437,693
5,222	Flowserve Corp.	247,784
11,372	Fortive Corp.	625,346
2,358	Graco Inc.	191,540

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.9% - (continued)
Machinery - 0.9% - (continued)
3,054	IDEX Corp.	$285,885
11,860	Illinois Tool Works Inc.	1,484,635
10,016	Ingersoll-Rand PLC	746,593
3,813	ITT Inc.	153,931
2,625	Lincoln Electric Holdings Inc.	206,089
5,224	Manitowoc Foodservice Inc.*	92,674
2,276	Middleby Corp. (The)*	311,766
2,292	Nordson Corp.	244,625
3,010	Oshkosh Corp.	210,700
13,845	PACCAR Inc.	860,467
5,369	Parker-Hannifin Corp.	745,915
6,530	Pentair PLC	375,214
2,319	Snap-on Inc.	387,737
6,072	Stanley Black & Decker Inc.	720,321
4,579	Terex Corp.	139,751
2,991	Timken Co. (The)	116,799
4,498	Toro Co. (The)	238,079
6,435	Trinity Industries Inc.	178,829
2,123	WABCO Holdings Inc.*	209,137
3,203	Wabtec Corp.	271,198
6,982	Xylem Inc.	360,132

	Total Machinery	15,036,149

Marine - 0.0%
2,188	Kirby Corp.*	138,829

Professional Services - 0.5%
1,462	Dun & Bradstreet Corp. (The)	177,955
4,765	Equifax Inc.	545,354
2,866	ManpowerGroup Inc.	244,785
14,671	Nielsen Holdings PLC	632,320
5,121	Robert Half International Inc.	229,779
2,237	TransUnion*	66,730
82,398	Verisk Analytics Inc., Class A Shares*	6,845,626

	Total Professional Services	8,742,549

Road & Rail - 0.6%
269	AMERCO	91,853
33,693	Avis Budget Group Inc.*	1,290,105
38,264	CSX Corp.	1,370,234
2,412	Genesee & Wyoming Inc., Class A Shares*	184,277
35,562	Hertz Global Holdings Inc.*	895,451
3,469	JB Hunt Transport Services Inc.	330,838
4,320	Kansas City Southern	383,227
1,833	Landstar System Inc.	149,298
11,891	Norfolk Southern Corp.	1,265,916
2,846	Old Dominion Freight Line Inc.*	248,456
2,245	Ryder System Inc.	175,783
33,991	Union Pacific Corp.	3,444,308

	Total Road & Rail	9,829,746

Trading Companies & Distributors - 0.6%
58,924	AerCap Holdings NV*	2,524,893
4,063	Air Lease Corp., Class A Shares	145,699
113,695	Fastenal Co.	5,389,143
8,082	HD Supply Holdings Inc.*	317,138
1,033	Herc Holdings Inc.*	41,051
2,025	MSC Industrial Direct Co., Inc., Class A Shares	180,914
3,307	United Rentals Inc.*	334,371
1,099	Watsco Inc.	163,751
1,813	WESCO International Inc.*	123,103
2,255	WW Grainger Inc.	519,935

	Total Trading Companies & Distributors	9,739,998

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.9% - (continued)
Transportation Infrastructure - 0.0%
3,000	Macquarie Infrastructure Corp.	$245,820

	TOTAL INDUSTRIALS	148,583,333

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 2.6%
1,666	Arista Networks Inc.*	157,954
52,075	ARRIS International PLC*	1,494,032
20,001	Brocade Communications Systems Inc.	246,812
834,599	Cisco Systems Inc.	24,887,742
60,535	CommScope Holding Co., Inc.*	2,178,049
1,880	EchoStar Corp., Class A Shares*	95,880
2,638	F5 Networks Inc.*	371,299
5,027	Harris Corp.	520,596
14,669	Juniper Networks Inc.	403,984
124,909	Motorola Solutions Inc.	10,023,947
26,545	Palo Alto Networks Inc.*	3,566,852

	Total Communications Equipment	43,947,147

Electronic Equipment, Instruments & Components - 0.8%
12,118	Amphenol Corp., Class A Shares	827,175
3,220	Arrow Electronics Inc.*	219,829
5,363	Avnet Inc.	246,108
6,537	CDW Corp.	334,956
3,263	Cognex Corp.	194,834
230,564	Corning Inc.	5,540,453
2,138	Dolby Laboratories Inc., Class A Shares	98,669
5,313	Fitbit Inc., Class A Shares*	44,417
5,694	FLIR Systems Inc.	204,471
5,829	Ingram Micro Inc., Class A Shares*	218,238
1,515	IPG Photonics Corp.*	145,319
8,033	Jabil Circuit Inc.	169,898
7,282	Keysight Technologies Inc.*	268,196
4,431	National Instruments Corp.	130,581
61,775	TE Connectivity Ltd.	4,178,461
9,386	Trimble Inc.*	264,591
4,740	VeriFone Systems Inc.*	80,059
2,169	Zebra Technologies Corp., Class A Shares*	171,459

	Total Electronic Equipment, Instruments & Components	13,337,714

Internet Software & Services - 4.6%
6,925	Akamai Technologies Inc.*	461,898
49,180	Alibaba Group Holding Ltd., ADR*	4,623,904
41,130	Alphabet Inc., Class A Shares*	31,911,944
11,962	Alphabet Inc., Class C Shares*	9,067,674
571	CommerceHub Inc., Series A*	8,634
11,42	CommerceHub Inc., Series C*	16,845
1,284	CoStar Group Inc.*	245,385
338,635	eBay Inc.*	9,417,439
128,246	Facebook Inc., Class A Shares*	15,186,891
1,948	GoDaddy Inc., Class A Shares*	68,842
3,012	IAC/InterActiveCorp*	202,888
4,727	LinkedIn Corp., Class A Shares*	922,900
1,388	Match Group Inc.*	24,956
18,454	MercadoLibre Inc.	2,912,410
9,330	Pandora Media Inc.*(a)	108,415
464	Twilio Inc., Class A Shares*(a)	15,739
25,596	Twitter Inc.*	473,270
3,766	VeriSign Inc.*	296,949
34,914	Yahoo! Inc.*	1,432,172
2,900	Yelp Inc., Class A Shares*	107,880
1,706	Zillow Group Inc., Class A Shares*	59,966

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 22.4% - (continued)
Internet Software & Services - 4.6% - (continued)
4,239	Zillow Group Inc., Class C Shares*(a)	$152,265

	Total Internet Software & Services	77,719,266

IT Services - 3.9%
25,132	Accenture PLC, Class A Shares	3,001,515
2,342	Alliance Data Systems Corp.	535,803
5,756	Amdocs Ltd.	339,431
18,465	Automatic Data Processing Inc.	1,773,009
1,094	Black Knight Financial Services Inc., Class A Shares*	40,478
4,854	Booz Allen Hamilton Holding Corp., Class A Shares	183,530
4,681	Broadridge Financial Solutions Inc.	303,048
115,177	Cognizant Technology Solutions Corp., Class A Shares*	6,343,949
5,386	Computer Sciences Corp.	326,553
3,794	CoreLogic Inc.*	143,148
6,893	CSRA Inc.	220,645
1,411	DST Systems Inc.	145,629
2,112	Euronet Worldwide Inc.*	151,473
13,023	Fidelity National Information Services Inc.	1,005,245
13,171	First Data Corp., Class A Shares*	191,901
8,995	Fiserv Inc.*	941,057
3,709	FleetCor Technologies Inc.*	553,902
3,176	Gartner Inc.*	326,556
6,043	Genpact Ltd.*	144,609
6,221	Global Payments Inc.	426,450
35,439	International Business Machines Corp.	5,748,915
3,099	Jack Henry & Associates Inc.	267,878
4,831	Leidos Holdings Inc.	247,347
38,841	MasterCard Inc., Class A Shares	3,969,550
12,950	Paychex Inc.	763,402
176,925	PayPal Holdings Inc.*	6,949,614
8,324	Sabre Corp.	215,175
2,438	Square Inc., Class A Shares*	31,548
5,551	Teradata Corp.*	149,044
6,666	Total System Services Inc.	328,101
6,179	Vantiv Inc., Class A Shares*	348,681
245,371	Visa Inc., Class A Shares	18,972,086
170,087	Western Union Co. (The)	3,576,930
1,653	WEX Inc.*	182,673
653,771	Xerox Corp.	6,112,759

	Total IT Services	64,961,634

Semiconductors & Semiconductor Equipment - 3.3%
12,452	Analog Devices Inc.	924,437
43,725	Applied Materials Inc.	1,407,945
39,827	Broadcom Ltd.	6,790,105
4,261	Cree Inc.*	107,889
13,405	Cypress Semiconductor Corp.	150,806
3,246	First Solar Inc.*(a)	98,419
389,507	Intel Corp.	13,515,893
6,286	KLA-Tencor Corp.	501,874
6,468	Lam Research Corp.	685,737
9,585	Linear Technology Corp.	599,350
16,176	Marvell Technology Group Ltd.	231,964
11,281	Maxim Integrated Products Inc.	443,005
8,385	Microchip Technology Inc.	554,919
42,080	Micron Technology Inc.*	821,822
30,504	Microsemi Corp.*	1,670,094
35,845	NVIDIA Corp.	3,304,909
16,564	ON Semiconductor Corp.*	195,124
4,945	Qorvo Inc.*	264,112
151,601	QUALCOMM Inc.	10,328,576

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 22.4% - (continued)
Semiconductors & Semiconductor Equipment - 3.3% - (continued)
101,918	Skyworks Solutions Inc.	$7,832,398
2,424	SunPower Corp., Class A Shares*(a)	16,386
8,406	Teradyne Inc.	204,938
40,492	Texas Instruments Inc.	2,993,574
3,939	Versum Materials Inc.*	96,348
10,274	Xilinx Inc.	554,591

	Total Semiconductors & Semiconductor Equipment	54,295,215

Software - 4.3%
134,070	Activision Blizzard Inc.	4,908,303
53,653	Adobe Systems Inc.*	5,516,065
3,474	ANSYS Inc.*	326,660
1,264	Atlassian Corp. PLC, Class A Shares*	34,305
8,541	Autodesk Inc.*	620,162
216,970	CA Inc.	6,934,361
11,882	Cadence Design Systems Inc.*	312,259
6,210	CDK Global Inc.	358,317
6,232	Citrix Systems Inc.*	540,501
8,780	Dell Technologies Inc., Class V Shares*	470,257
11,647	Electronic Arts Inc.*	922,908
6,583	FireEye Inc.*	84,526
5,820	Fortinet Inc.*	175,182
3,054	Guidewire Software Inc.*	170,138
9,701	Intuit Inc.	1,102,810
3,033	Manhattan Associates Inc.*	158,929
305,325	Microsoft Corp.	18,398,884
108,285	Mobileye NV*	4,031,451
9,612	Nuance Communications Inc.*	155,810
119,209	Oracle Corp.	4,791,010
4,580	PTC Inc.*	223,092
7,333	Red Hat Inc.*	580,114
83,070	Salesforce.com Inc.*	5,981,040
51,711	ServiceNow Inc.*	4,299,770
74,426	Splunk Inc.*	4,288,426
7,116	SS&C Technologies Holdings Inc.	213,551
194,282	Symantec Corp.	4,738,538
5,990	Synopsys Inc.*	362,275
2,336	Tableau Software Inc., Class A Shares*	104,840
1,328	Tyler Technologies Inc.*	197,739
1,104	Ultimate Software Group Inc. (The)*	226,243
3,265	VMware Inc., Class A Shares*(a)	264,922
4,659	Workday Inc., Class A Shares*	392,847
31,558	Zynga Inc., Class A Shares*	90,256

	Total Software	71,976,491

Technology Hardware, Storage & Peripherals - 2.9%
346,522	Apple Inc.	38,297,611
69,539	Hewlett Packard Enterprise Co.	1,655,028
70,234	HP Inc.	1,081,604
45,066	NCR Corp.*	1,746,308
11,181	NetApp Inc.	408,777
80,936	Western Digital Corp.	5,152,386

	Total Technology Hardware, Storage & Peripherals	48,341,714

	TOTAL INFORMATION TECHNOLOGY	374,579,181

MATERIALS - 3.1%
Chemicals - 2.0%
1,226	AdvanSix Inc.*	22,926
7,879	Air Products & Chemicals Inc.	1,138,200
4,504	Albemarle Corp.	395,361
2,448	Ashland Global Holdings Inc.	275,890
6,992	Axalta Coating Systems Ltd.*	184,729

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.1% - (continued)
Chemicals - 2.0% - (continued)
2,643	Cabot Corp.	$134,608
49,574	Celanese Corp., Class A Shares	3,932,210
9,190	CF Industries Holdings Inc.	265,959
45,431	Dow Chemical Co. (The)	2,531,415
5,905	Eastman Chemical Co.	443,584
10,492	Ecolab Inc.	1,224,731
135,187	EI du Pont de Nemours & Co.	9,951,115
5,370	FMC Corp.	301,364
8,560	Huntsman Corp.	166,749
3,222	International Flavors & Fragrances Inc.	390,023
13,969	LyondellBasell Industries NV, Class A Shares	1,261,680
17,646	Monsanto Co.	1,812,421
13,948	Mosaic Co. (The)	396,123
318	NewMarket Corp.	133,054
6,980	Platform Specialty Products Corp.*	65,263
10,678	PPG Industries Inc.	1,024,341
11,448	Praxair Inc.	1,377,194
4,715	RPM International Inc.	249,471
1,814	Scotts Miracle-Gro Co. (The), Class A Shares	165,564
16,818	Sherwin-Williams Co. (The)	4,518,492
3,133	Valspar Corp. (The)	319,848
1,544	Westlake Chemical Corp.	91,358
2,831	WR Grace & Co.	184,751

	Total Chemicals	32,958,424

Construction Materials - 0.1%
1,928	Eagle Materials Inc.	187,402
2,541	Martin Marietta Materials Inc.	557,623
5,316	Vulcan Materials Co.	667,955

	Total Construction Materials	1,412,980

Containers & Packaging - 0.8%
2,578	AptarGroup Inc.	188,658
3,465	Avery Dennison Corp.	249,688
6,922	Ball Corp.	519,565
4,010	Bemis Co., Inc.	200,781
5,102	Berry Plastics Group Inc.*	253,926
155,556	Crown Holdings Inc.*	8,460,691
12,813	Graphic Packaging Holding Co.	161,059
16,524	International Paper Co.	805,049
54,461	Owens-Illinois Inc.*	1,000,449
3,488	Packaging Corp. of America	295,643
7,893	Sealed Air Corp.	359,921
1,713	Silgan Holdings Inc.	84,811
4,142	Sonoco Products Co.	224,206
9,750	WestRock Co.	499,200

	Total Containers & Packaging	13,303,647

Metals & Mining - 0.2%
5,933	Alcoa Corp.	171,879
1,452	Compass Minerals International Inc.	112,603
50,814	Freeport-McMoRan Inc.*	779,995
21,570	Newmont Mining Corp.	699,731
12,778	Nucor Corp.	794,664
2,793	Reliance Steel & Aluminum Co.	226,512
2,743	Royal Gold Inc.	191,022
3,651	Southern Copper Corp.	119,862
9,430	Steel Dynamics Inc.	334,576
12,813	Tahoe Resources Inc.	122,749
5,850	United States Steel Corp.	189,189

	Total Metals & Mining	3,742,782

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.1% - (continued)
Paper & Forest Products - 0.0%
2,687	Domtar Corp.	$105,519

	TOTAL MATERIALS	51,523,352

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
3,070	Alexandria Real Estate Equities Inc.	336,441
5,463	American Campus Communities Inc.	257,362
6,687	American Homes 4 Rent, Class A Shares	140,895
16,976	American Tower Corp.	1,736,136
5,820	Apartment Investment & Management Co., Class A Shares	245,022
6,602	Apple Hospitality REIT Inc.	121,741
5,574	AvalonBay Communities Inc.	916,867
6,205	Boston Properties Inc.	768,675
6,910	Brandywine Realty Trust	106,068
7,968	Brixmor Property Group Inc.	194,021
3,139	Camden Property Trust	247,071
3,708	Care Capital Properties Inc.	89,289
5,397	Columbia Property Trust Inc.	113,661
4,712	Communications Sales & Leasing Inc.	117,470
5,045	CoreCivic Inc.(a)	114,572
4,161	Corporate Office Properties Trust	119,088
13,526	Crown Castle International Corp.	1,128,880
7,493	CubeSmart	184,702
2,981	CyrusOne Inc.	127,229
3,731	DCT Industrial Trust Inc.	171,439
12,684	DDR Corp.	193,050
5,947	Digital Realty Trust Inc.	549,086
4,827	Douglas Emmett Inc.	177,103
13,911	Duke Realty Corp.	353,757
4,957	Empire State Realty Trust Inc., Class A Shares	99,983
2,584	EPR Properties	179,691
2,768	Equinix Inc.	937,688
4,904	Equity Commonwealth*	142,608
2,790	Equity LifeStyle Properties Inc.	193,710
3,608	Equity One Inc.	107,735
26,142	Equity Residential	1,568,781
2,575	Essex Property Trust Inc.	555,994
4,844	Extra Space Storage Inc.	339,855
2,838	Federal Realty Investment Trust	398,512
9,179	Forest City Realty Trust Inc., Class A Shares	169,720
7,522	Gaming & Leisure Properties Inc.	229,496
23,230	General Growth Properties Inc.	588,648
18,519	HCP Inc.	546,866
5,580	Healthcare Trust of America Inc., Class A Shares	157,802
3,892	Highwoods Properties Inc.	187,049
6,499	Hospitality Properties Trust	188,438
28,661	Host Hotels & Resorts Inc.	511,312
10,055	Iron Mountain Inc.	331,815
3,637	Kilroy Realty Corp.	263,101
15,777	Kimco Realty Corp.	402,945
3,430	Lamar Advertising Co., Class A Shares	227,375
5,872	Liberty Property Trust	231,357
1,917	Life Storage Inc.	155,718
5,654	Macerich Co. (The)	383,850
2,875	Mid-America Apartment Communities Inc.	263,436
5,741	National Retail Properties Inc.	245,026
7,800	NorthStar Realty Finance Corp.	118,092
7,398	Omega Healthcare Investors Inc.(a)	217,945
5,979	Outfront Media Inc.	150,731
7,238	Paramount Group Inc.	113,781

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 1.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 1.8% - (continued)
5,817	Piedmont Office Realty Trust Inc., Class A Shares	$114,246
2,262	Post Properties Inc.	147,075
21,008	Prologis Inc.	1,069,307
5,967	Public Storage	1,248,893
3,703	Quality Care Properties Inc.*	55,545
4,929	Rayonier Inc.	130,668
10,424	Realty Income Corp.	577,907
4,065	Regency Centers Corp.	271,705
9,541	Retail Properties of America Inc., Class A Shares	145,596
9,459	Senior Housing Properties Trust	170,830
12,400	Simon Property Group Inc.	2,227,660
3,778	SL Green Realty Corp.	398,050
19,268	Spirit Realty Capital Inc.	207,902
6,293	STORE Capital Corp.	155,563
2,564	Sun Communities Inc.	185,044
3,746	Tanger Factory Outlet Centers Inc.	129,125
2,351	Taubman Centers Inc.	170,847
10,193	UDR Inc.	346,970
13,656	Ventas Inc.	825,095
34,512	VEREIT Inc.	286,104
6,811	Vornado Realty Trust	665,775
4,939	Weingarten Realty Investors	175,384
14,373	Welltower Inc.	902,337
29,837	Weyerhaeuser Co.	919,875
4,325	WP Carey Inc.	251,369

	Total Equity Real Estate Investment Trusts (REITs)	30,497,557

Real Estate Management & Development - 0.1%
11,065	CBRE Group Inc., Class A Shares*	321,328
1,453	Howard Hughes Corp. (The)*	165,351
1,809	Jones Lang LaSalle Inc.	183,216
6,110	Realogy Holdings Corp.	147,556

	Total Real Estate Management & Development	817,451

	TOTAL REAL ESTATE	31,315,008

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
410,155	AT&T Inc.	15,844,288
21,849	CenturyLink Inc.	513,888
45,607	Frontier Communications Corp.(a)	166,466
11,902	Level 3 Communications Inc.*	655,443
5,001	SBA Communications Corp., Class A Shares*	494,899
296,195	Verizon Communications Inc.	14,780,130
6,940	Zayo Group Holdings Inc.*	239,430

	Total Diversified Telecommunication Services	32,694,544

Wireless Telecommunication Services - 0.1%
29,337	Sprint Corp.*	230,002
4,115	Telephone & Data Systems Inc.	110,817
11,484	T-Mobile US Inc.*	622,548
511	United States Cellular Corp.*	19,229

	Total Wireless Telecommunication Services	982,596

	TOTAL TELECOMMUNICATION SERVICES	33,677,140

UTILITIES - 1.9%
Electric Utilities - 1.3%
9,088	Alliant Energy Corp.	326,441
19,997	American Electric Power Co., Inc.	1,180,823
2,229	Avangrid Inc.	80,623
27,785	Duke Energy Corp.	2,049,699
106,652	Edison International	7,334,458
7,317	Entergy Corp.	502,897

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.9% - (continued)
Electric Utilities - 1.3% - (continued)
12,772	Eversource Energy	$659,290
35,727	Exelon Corp.	1,161,485
17,069	FirstEnergy Corp.	534,089
8,653	Great Plains Energy Inc.	228,353
4,424	Hawaiian Electric Industries Inc.	136,259
18,560	NextEra Energy Inc.	2,120,109
8,001	OGE Energy Corp.	253,232
20,095	PG&E Corp.	1,181,586
4,431	Pinnacle West Capital Corp.	327,584
27,304	PPL Corp.	913,592
37,861	Southern Co. (The)	1,772,652
5,682	Westar Energy Inc., Class A Shares	323,647
20,400	Xcel Energy Inc.	795,804

	Total Electric Utilities	21,882,623

Gas Utilities - 0.1%
4,033	Atmos Energy Corp.	286,827
2,961	National Fuel Gas Co.	166,941
6,720	UGI Corp.	301,056

	Total Gas Utilities	754,824

Independent Power and Renewable Electricity Producers - 0.0%
25,580	AES Corp.	292,891
13,718	Calpine Corp.*	152,956
12,653	NRG Energy Inc.	143,485

	Total Independent Power and Renewable Electricity Producers	589,332

Multi-Utilities - 0.5%
9,902	Ameren Corp.	486,386
17,132	CenterPoint Energy Inc.	408,769
11,294	CMS Energy Corp.	454,245
12,275	Consolidated Edison Inc.	856,427
24,784	Dominion Resources Inc.	1,816,419
7,207	DTE Energy Co.	670,899
7,795	MDU Resources Group Inc.	216,857
12,937	NiSource Inc.	283,838
20,290	Public Service Enterprise Group Inc.	838,180
5,272	SCANA Corp.	371,834
10,136	Sempra Energy	1,011,573
2,485	Vectren Corp.	121,964
12,679	WEC Energy Group Inc.	710,151

	Total Multi-Utilities	8,247,542

Water Utilities - 0.0%
7,301	American Water Works Co., Inc.	529,103
7,434	Aqua America Inc.	221,013

	Total Water Utilities	750,116

	TOTAL UTILITIES	32,224,437

	TOTAL COMMON STOCKS (Cost - $1,212,751,353)	1,571,676,898

CLOSED END MUTUAL FUND SECURITY - 3.6%
FINANCIALS - 3.6%
Capital Markets - 3.6%
544,562	iShares Russell 1000 Value (Cost - $53,756,292)	59,852,809

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,266,507,645)	1,631,529,707

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS(c) - 2.8%
MONEY MARKET FUND - 0.8%
$ 13,009,744	Invesco STIT - Government & Agency Portfolio(d) (Cost - $13,009,744)	$13,009,744

TIME DEPOSITS - 2.0%
1,009,647	ANZ National Bank - London, 0.150% due 12/1/16	1,009,647
23,594,304	Banco Santander SA - Frankfurt, 0.150% due 12/1/16	23,594,304
1,112,323	BNP Paribas - Paris, 0.150% due 12/1/16	1,112,323
8,738,653	Sumitomo-Tokyo, 0.150% due 12/1/16	8,738,653

	TOTAL TIME DEPOSITS (Cost - $34,454,927)	34,454,927

	TOTAL SHORT-TERM INVESTMENTS (Cost - $47,464,671)	47,464,671

	TOTAL INVESTMENTS - 100.3% (Cost - $1,313,972,316#)	1,678,994,378

	Liabilities in Excess of Other Assets - (0.3)%	(5,203,580)

	TOTAL NET ASSETS - 100.0%	$1,673,790,798

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security:

Underlying Security	Number of Shares held at August 31, 2016	Shares purchased	Shares sold	Number of Shares held at November 30, 2016
Morgan Stanley	57,495	—	—	57,495

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of November 30, 2016
Morgan Stanley	$—	$11,499	$2,377,993

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.0%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Summary of Investments by Security Sector^
Information Technology	22.3%
Financials	15.5
Health Care	13.5
Consumer Discretionary	11.6
Consumer Staples	9.3
Industrials	8.8
Energy	7.3
Materials	3.1
Telecommunication Services	2.0
Utilities	1.9
Real Estate	1.9
Short-Term Investments	2.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2016, Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	49	12/16	$5,387,060	$124,769
S&P MidCap 400 E-mini Index December Futures	3	12/16	488,070	24,043

				$148,812

At November 30, 2016, Large Cap Equity Fund had deposited cash of $252,850 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.4%
3,612	American Axle & Manufacturing Holdings Inc.*	$56,564
2,572	Cooper Tire & Rubber Co.	98,508
684	Cooper-Standard Holding Inc.*	65,199
6,906	Dana Inc.	116,642
1,233	Dorman Products Inc.*	89,072
1,096	Drew Industries Inc.	115,190
1,480	Federal-Mogul Holdings Corp.*	14,164
1,035	Fox Factory Holding Corp.*	25,978
13,175	Gentex Corp.	243,606
1,688	Gentherm Inc.*	53,763
12,423	Goodyear Tire & Rubber Co. (The)	381,262
901	Horizon Global Corp.*	20,732
3,432	Lear Corp.	444,478
664	Metaldyne Performance Group Inc.	13,413
2,378	Modine Manufacturing Co.*	27,941
915	Motorcar Parts of America Inc.*	22,381
1,440	Spartan Motors Inc.	12,888
971	Standard Motor Products Inc.	48,492
1,297	Stoneridge Inc.*	20,583
127	Strattec Security Corp.	4,940
1,229	Superior Industries International Inc.	30,909
2,607	Tenneco Inc.*	153,683
1,045	Tower International Inc.	27,379
208	Unique Fabricating Inc.	2,964
1,577	Visteon Corp.	124,062
421	Workhorse Group Inc.*(a)	3,120

	Total Auto Components	2,217,913

Automobiles - 0.0%
2,232	Thor Industries Inc.	224,472
1,223	Winnebago Industries Inc.	39,687

	Total Automobiles	264,159

Distributors - 0.3%
2,153	Core-Mark Holding Co., Inc.	78,606
30,198	LKQ Corp.*	991,400
1,876	Pool Corp.	188,744
241	Weyco Group Inc.	6,934

	Total Distributors	1,265,684

Diversified Consumer Services - 1.0%
741	American Public Education Inc.*	17,117
3,956	Apollo Education Group Inc., Class A Shares*	37,305
460	Ascent Capital Group Inc.*	8,312
638	Bridgepoint Education Inc.*	6,482
28,077	Bright Horizons Family Solutions Inc.*	1,932,259
206	Cambium Learning Group Inc.*	1,026
526	Capella Education Co.	45,894
3,053	Career Education Corp.*	30,499
821	Carriage Services Inc., Class A Shares	22,282
3,704	Chegg Inc.*	29,965
367	Collectors Universe Inc.	7,325
2,902	DeVry Education Group Inc.	86,625
200	Graham Holdings Co., Class B Shares	97,950
2,071	Grand Canyon Education Inc.*	118,254
10,508	H&R Block Inc.	232,857
5,842	Houghton Mifflin Harcourt Co.*	64,554
1,585	K12 Inc.*	23,268
299	Liberty Tax Inc.	3,678
3,932	LifeLock Inc.*	93,621
89,177	Regis Corp.*	1,203,890

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.3% - (continued)
Diversified Consumer Services - 1.0% - (continued)
8,866	Service Corp. International	$239,293
6,331	ServiceMaster Global Holdings Inc.*	241,971
2,302	Sotheby’s*	89,916
495	Strayer Education Inc.*	36,249
1,152	Weight Watchers International Inc.*	12,119

	Total Diversified Consumer Services	4,682,711

Hotels, Restaurants & Leisure - 2.6%
51,632	Aramark	1,776,657
3,835	Belmond Ltd., Class A Shares*	49,663
47	Biglari Holdings Inc.*	22,040
1,061	BJ’s Restaurants Inc.*	39,363
5,347	Bloomin’ Brands Inc.	99,454
896	Bob Evans Farms Inc.	40,006
366	Bojangles’ Inc.*	6,551
3,866	Boyd Gaming Corp.*	72,835
2,580	Brinker International Inc.	137,024
877	Buffalo Wild Wings Inc.*	147,862
2,111	Caesars Acquisition Co., Class A Shares*	25,332
2,610	Caesars Entertainment Corp.*	19,575
1,631	Carrols Restaurant Group Inc.*	22,182
1,025	Century Casions Inc.*	7,072
2,109	Cheesecake Factory Inc. (The)	124,790
1,534	Choice Hotels International Inc.	78,924
622	Churchill Downs Inc.	95,228
30,150	Chuy’s Holdings Inc.*	945,203
3,157	ClubCorp Holdings Inc.	41,041
888	Cracker Barrel Old Country Store Inc.(a)	144,513
25,608	Dave & Buster’s Entertainment Inc.*	1,199,735
1,025	Del Frisco’s Restaurant Group Inc.*	17,630
1,061	Del Taco Restaurants Inc.*	15,406
3,437	Denny’s Corp.*	41,553
820	DineEquity Inc.	68,536
2,327	Domino’s Pizza Inc.	391,029
4,270	Dunkin’ Brands Group Inc.	231,818
983	El Pollo Loco Holdings Inc.*(a)	12,386
22,939	Eldorado Resorts Inc.*	315,411
60	Empire Resorts Inc.*	1,308
3,444	Extended Stay America Inc.	53,589
1,257	Fiesta Restaurant Group Inc.*	36,013
348	Fogo De Chao Inc.*	4,820
573	Golden Entertainment Inc.	7,117
728	Habit Restaurants Inc. (The), Class A Shares*	12,230
1,131	Hyatt Hotels Corp., Class A Shares*	58,066
5,260	ILG Inc.	95,048
4,393	International Game Technology PLC	113,252
1,193	International Speedway Corp., Class A Shares	43,902
782	Intrawest Resorts Holdings Inc.*	13,716
28,413	Isle of Capri Casinos Inc.*	637,019
603	J Alexander’s Holdings Inc.*	5,729
1,514	Jack in the Box Inc.	157,486
521	Jamba Inc.*	5,168
368	Kona Grill Inc.*(a)	4,526
3,996	La Quinta Holdings Inc.*	48,511
1,033	Lindblad Expeditions Holdings Inc.*	9,875
584	Luby’s Inc.*	2,488
895	Marcus Corp. (The)	26,850
1,045	Marriott Vacations Worldwide Corp.	81,134
27,580	MGM Resorts International*	791,822
464	Monarch Casino & Resort Inc.*	11,544
149	Nathan’s Famous Inc.*	9,216

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.3% - (continued)
Hotels, Restaurants & Leisure - 2.6% - (continued)
502	Noodles & Co., Class A Shares*	$2,108
1,038	Panera Bread Co., Class A Shares*	220,170
1,254	Papa John’s International Inc.	110,803
3,560	Penn National Gaming Inc.*	47,277
2,543	Pinnacle Entertainment Inc.*	34,661
787	Planet Fitness Inc., Class A Shares	15,952
1,006	Popeyes Louisiana Kitchen Inc.*	60,239
1,098	Potbelly Corp.*	14,988
657	Red Lion Hotels Corp.*	5,782
615	Red Robin Gourmet Burgers Inc.*	31,642
1,418	Red Rock Resorts Inc., Class A Shares	32,501
2,916	Royal Caribbean Cruises Ltd.	236,109
2,263	Ruby Tuesday Inc.*	6,834
1,430	Ruth’s Hospitality Group Inc.	24,310
2,433	Scientific Games Corp., Class A Shares*	35,887
27,412	SeaWorld Entertainment Inc.(a)	463,263
728	Shake Shack Inc., Class A Shares*(a)	26,849
3,324	Six Flags Entertainment Corp.	191,595
2,165	Sonic Corp.	56,507
436	Speedway Motorsports Inc.	8,934
10,404	Texas Roadhouse Inc., Class A Shares	487,844
11,565	Vail Resorts Inc.	1,831,896
9,823	Wendy’s Co. (The)	123,475
703	Wingstop Inc.(a)	21,575
945	Zoe’s Kitchen Inc.*	23,304

	Total Hotels, Restaurants & Leisure	12,533,753

Household Durables - 2.0%
455	Bassett Furniture Industries Inc.	13,218
1,590	Beazer Homes USA Inc.*	21,433
3,491	CalAtlantic Group Inc.	116,564
390	Cavco Industries Inc.*	36,874
766	Century Communities Inc.*	15,894
315	CSS Industries Inc.	8,565
1,148	Ethan Allen Interiors Inc.	39,606
286	Flexsteel Industries Inc.	15,696
4,760	GoPro Inc., Class A Shares*(a)	47,505
868	Green Brick Partners Inc.*	7,942
3,285	Harman International Industries Inc.	359,280
1,293	Helen of Troy Ltd.*	110,034
604	Hooker Furniture Corp.	16,489
6,700	Hovnanian Enterprises Inc., Class A Shares*(a)	13,199
41,324	Installed Building Products Inc.*	1,714,946
1,237	iRobot Corp.*	70,509
3,907	KB Home	61,887
2,253	La-Z-Boy Inc.	60,268
6,184	Leggett & Platt Inc.	297,203
8,431	Lennar Corp., Class A Shares	358,655
459	Lennar Corp., Class B Shares	15,556
719	LGI Homes Inc.*(a)	23,475
1,046	Libbey Inc.	20,010
440	Lifetime Brands Inc.	7,348
1,118	M/I Homes Inc.*	26,116
1,831	MDC Holdings Inc.	49,217
1,788	Meritage Homes Corp.*	64,457
14,452	Mohawk Industries Inc.*	2,853,403
193	NACCO Industries Inc., Class A Shares	18,335
522	New Home Co., Inc. (The)*	6,019
162	NVR Inc.*	258,390
16,090	PulteGroup Inc.	303,457
1,449	Taylor Morrison Home Corp., Class A Shares*	28,705

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.3% - (continued)
Household Durables - 2.0% - (continued)
2,490	Tempur Sealy International Inc.*(a)	$157,617
7,221	Toll Brothers Inc.*	214,175
53,034	TopBuild Corp.*	1,924,604
6,935	TRI Pointe Group Inc.*	80,585
2,340	Tupperware Brands Corp.	129,730
624	UCP Inc., Class A Shares*	6,833
651	Universal Electronics Inc.*	43,845
995	WCI Communities Inc.*	23,134
1,144	William Lyon Homes, Class A Shares*	22,651
1,043	ZAGG Inc.*	6,884

	Total Household Durables	9,670,313

Internet & Direct Marketing Retail - 0.4%
938	1-800-Flowers.com Inc., Class A Shares*	9,896
5,063	Blue Nile Inc.	204,140
474	Duluth Holdings Inc., Class B Shares*(a)	15,884
4,835	Etsy Inc.*	59,954
6,572	Expedia Inc.	815,257
801	FTD Cos., Inc.*	18,311
379	Gaia Inc, Class A Shares*	3,222
17,441	Groupon Inc., Class A Shares*	69,241
1,447	HSN Inc.	55,131
647	Lands’ End Inc.*(a)	11,484
2,488	Liberty Expedia Holdings Inc., Class A Shares*	109,372
3,398	Liberty TripAdvisor Holdings Inc., Class A Shares*	54,538
3,720	Liberty Ventures, Series A*	145,154
1,348	Nutrisystem Inc.	49,539
662	Overstock.com Inc.*	11,221
1,003	PetMed Express Inc.	21,895
1,596	Shutterfly Inc.*	80,869
1,454	Wayfair Inc., Class A Shares*(a)	52,998

	Total Internet & Direct Marketing Retail	1,788,106

Leisure Products - 0.7%
35,810	Acushnet Holdings Corp.*	714,768
482	Arctic Cat Inc.*	7,346
39,845	Brunswick Corp.	1,997,031
4,424	Callaway Golf Co.	53,751
544	Escalade Inc.	7,480
826	JAKKS Pacific Inc.*	5,823
220	Johnson Outdoors Inc., Class A Shares	9,196
878	Malibu Boats Inc., Class A Shares*	15,980
338	Marine Products Corp.	3,826
472	MCBC Holdings Inc.	6,344
1,428	Nautilus Inc.*	24,562
2,804	Polaris Industries Inc.(a)	243,555
2,530	Smith & Wesson Holding Corp.*(a)	59,025
860	Sturm Ruger & Co., Inc.	44,204
2,819	Vista Outdoor Inc.*	113,183

	Total Leisure Products	3,306,074

Media - 1.5%
999	AMC Entertainment Holdings Inc., Class A Shares	33,916
2,787	AMC Networks Inc., Class A Shares*	153,982
215	Cable One Inc.	127,078
1,190	Carmike Cinemas Inc.*	40,222
3,020	Central European Media Enterprises Ltd., Class A Shares*(a)	8,003
4,914	Cinemark Holdings Inc.	195,774
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	7,848
56	Daily Journal Corp.*	13,537
1,197	Entercom Communications Corp., Class A Shares	18,194
3,206	Entravision Communications Corp., Class A Shares	21,160

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.3% - (continued)
Media - 1.5% - (continued)
1,361	Eros International PLC*(a)	$19,122
2,802	EW Scripps Co. (The), Class A Shares*	47,970
5,494	Gannett Co., Inc.	52,413
2,205	Global Eagle Entertainment Inc.*	14,156
3,135	Gray Television Inc.*	31,663
199	Hemisphere Media Group Inc., Class A Shares*(a)	2,358
17,007	IMAX Corp.*	543,374
18,776	Interpublic Group of Cos., Inc. (The)	451,938
2,059	John Wiley & Sons Inc., Class A Shares	112,936
312	Liberty Media Corp-Liberty Braves, Class A Shares*	6,287
1,561	Liberty Media Corp-Liberty Braves, Class C Shares*	31,017
1,104	Liberty Media Corp-Liberty Media, Class A Shares*	34,544
2,098	Liberty Media Corp-Liberty Media, Class C Shares*	65,353
16,369	Lions Gate Entertainment Corp.	383,035
6,098	Live Nation Entertainment Inc.*	168,793
608	Loral Space & Communications Inc.*	23,955
7,378	Madison Square Garden Co. (The), Class A Shares*	1,281,116
2,540	MDC Partners Inc., Class A Shares	15,748
5,120	Media General Inc.*	94,054
1,744	Meredith Corp.	96,879
2,779	MSG Networks Inc., Class A Shares*	56,831
2,849	National CineMedia Inc.	43,704
1,832	New Media Investment Group Inc.	28,139
5,798	New York Times Co. (The), Class A Shares	75,374
18,554	Nexstar Broadcasting Group Inc., Class A Shares(a)	1,106,746
943	Radio One Inc., Class D Shares*	2,735
846	Reading International Inc., Class A Shares*	13,291
3,743	Regal Entertainment Group, Class A Shares(a)	85,752
152	Saga Communications Inc., Class A Shares	7,266
576	Salem Media Group Inc., Class A Shares	3,283
1,265	Scholastic Corp.	55,774
3,076	Sinclair Broadcast Group Inc., Class A Shares	100,124
40,601	Starz, Class A Shares*(a)	1,374,750
10,160	TEGNA Inc.	227,889
4,867	Time Inc.	78,845
542	Townsquare Media Inc., Class A Shares*	4,732
3,617	Tribune Media Co., Class A Shares	129,886
1,310	tronc Inc.	17,056
1,744	World Wrestling Entertainment Inc., Class A Shares(a)	32,752

	Total Media	7,541,354

Multiline Retail - 0.4%
2,057	Big Lots Inc.	104,105
882	Dillard’s Inc., Class A Shares	63,072
11,226	Dollar General Corp.	867,994
7,717	Dollar Tree Inc.*	680,331
1,786	Fred’s Inc., Class A Shares	17,842
14,396	JC Penney Co., Inc.*(a)	136,330
929	Ollie’s Bargain Outlet Holdings Inc.*	27,917
591	Sears Holdings Corp.*(a)	7,612
2,436	Tuesday Morning Corp.*	11,327

	Total Multiline Retail	1,916,530

Specialty Retail - 2.5%
3,073	Aaron’s Inc.	89,486
3,181	Abercrombie & Fitch Co., Class A Shares	45,711
7,717	American Eagle Outfitters Inc.	127,793
323	America’s Car-Mart Inc.*	14,713
926	Asbury Automotive Group Inc.*	54,402
8,138	Ascena Retail Group Inc.*	49,154
3,036	AutoNation Inc.*	135,588
1,751	Barnes & Noble Education Inc.*	19,909

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.3% - (continued)
Specialty Retail - 2.5% - (continued)
3,092	Barnes & Noble Inc.	$38,959
682	Big 5 Sporting Goods Corp.	13,197
615	Boot Barn Holdings Inc.*(a)	9,705
1,346	Buckle Inc. (The)(a)	34,054
571	Build-A-Bear Workshop Inc.*	8,194
3,271	Burlington Stores Inc.*	287,586
2,331	Cabela’s Inc.*	145,081
1,964	Caleres Inc.	64,301
1,179	Cato Corp. (The), Class A Shares	34,898
6,094	Chico’s FAS Inc.	93,299
875	Children’s Place Inc. (The)	90,869
564	Citi Trends Inc.	9,791
945	Conn’s Inc.*	10,631
932	Container Store Group Inc. (The)*	5,359
3,470	CST Brands Inc.	166,664
1,308	Destination XL Group Inc.*	5,363
4,072	Dick’s Sporting Goods Inc.	240,533
3,153	DSW Inc., Class A Shares	74,915
32,287	Express Inc.*	431,354
1,940	Finish Line Inc. (The), Class A Shares	43,534
2,482	Five Below Inc.*	97,692
6,284	Foot Locker Inc.	450,374
1,797	Francesca’s Holdings Corp.*	28,716
4,776	GameStop Corp., Class A Shares	117,919
972	Genesco Inc.*	61,430
3,156	GNC Holdings Inc., Class A Shares	45,604
964	Group 1 Automotive Inc.	69,977
2,806	Guess? Inc.	42,988
806	Haverty Furniture Cos., Inc.	17,410
1,045	Hibbett Sports Inc.*	42,061
609	Kirkland’s Inc.*	8,946
1,094	Lithia Motors Inc., Class A Shares	100,539
1,247	Lumber Liquidators Holdings Inc.*(a)	22,010
1,266	MarineMax Inc.*	23,801
4,344	Michaels Cos., Inc. (The)*	105,907
1,459	Monro Muffler Brake Inc.	87,248
1,726	Murphy USA Inc.*	117,696
25,200	New York & Co., Inc.*	51,156
100,887	Office Depot Inc.	491,320
4,144	O’Reilly Automotive Inc.*	1,137,528
1,232	Party City Holdco Inc.*	19,774
1,799	Penske Automotive Group Inc.	89,788
3,789	Pier 1 Imports Inc.	21,180
2,354	Rent-A-Center Inc.	27,189
11,398	Restoration Hardware Holdings Inc.*(a)	410,898
69,358	Ross Stores Inc.	4,687,907
6,834	Sally Beauty Holdings Inc.*	178,982
749	Sears Hometown and Outlet Stores Inc.*	4,494
18,942	Select Comfort Corp.*	428,468
652	Shoe Carnival Inc.	17,024
1,287	Sonic Automotive Inc., Class A Shares	27,220
1,100	Sportsman’s Warehouse Holdings Inc.*	9,900
1,154	Stage Stores Inc.(a)	5,020
30,112	Staples Inc.	291,183
1,574	Stein Mart Inc.	7,839
2,242	Tailored Brands Inc.	42,060
1,539	Tile Shop Holdings Inc.*	30,857
727	Tilly’s Inc., Class A Shares*	7,175
4,159	Urban Outfitters Inc.*	131,424
1,088	Vitamin Shoppe Inc.*	27,037

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.3% - (continued)
Specialty Retail - 2.5% - (continued)
682	West Marine Inc.*	$6,561
4,120	Williams-Sonoma Inc.	225,694
109	Winmark Corp.	12,508
808	Zumiez Inc.*	20,038

	Total Specialty Retail	12,195,585

Textiles, Apparel & Luxury Goods - 1.5%
25,384	Carter’s Inc.	2,317,305
1,244	Columbia Sportswear Co.	70,746
36,467	Crocs Inc.*	255,269
488	Culp Inc.	16,470
7,896	Deckers Outdoor Corp.*	469,654
428	Delta Apparel Inc.*	8,735
1,928	Fossil Group Inc.*	64,434
2,019	G-III Apparel Group Ltd.*	54,836
50,090	Hanesbrands Inc.	1,163,591
1,912	Iconix Brand Group Inc.*	17,151
5,960	Kate Spade & Co.*	88,506
4,532	lululemon athletica Inc.*	258,279
715	Movado Group Inc.	20,199
699	Oxford Industries Inc.	50,789
489	Perry Ellis International Inc.*	12,479
21,923	PVH Corp.	2,322,523
1,751	Sequential Brands Group Inc.*(a)	8,965
6,078	Skechers U.S.A. Inc., Class A Shares*	138,457
2,858	Steven Madden Ltd.*	105,889
332	Superior Uniform Group Inc.	6,371
743	Unifi Inc.*	23,122
1,040	Vera Bradley Inc.*	14,997
939	Vince Holding Corp.*(a)	3,991
4,503	Wolverine World Wide Inc.	101,452

	Total Textiles, Apparel & Luxury Goods	7,594,210

	TOTAL CONSUMER DISCRETIONARY	64,976,392

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
408	Boston Beer Co., Inc. (The), Class A Shares*	70,625
8,539	Brown-Forman Corp., Class B Shares	387,244
218	Coca-Cola Bottling Co. Consolidated	35,268
663	Craft Brew Alliance Inc.*	10,078
581	MGP Ingredients Inc.	27,481
8,327	Monster Beverage Corp.*	372,633
532	National Beverage Corp.	26,861
1,068	Primo Water Corp.*	13,734

	Total Beverages	943,924

Food & Staples Retailing - 0.8%
1,253	Andersons Inc. (The)	49,305
1,819	Casey’s General Stores Inc.	219,098
782	Chefs’ Warehouse Inc. (The)*	10,127
639	Ingles Markets Inc., Class A Shares	29,330
77,368	Kroger Co. (The)	2,498,986
321	Natural Grocers by Vitamin Cottage Inc.*	3,403
1,742	Performance Food Group Co.*	36,756
912	PriceSmart Inc.	83,266
48,041	Rite Aid Corp.*	382,406
986	Smart & Final Stores Inc.*(a)	13,311
1,753	SpartanNash Co.	63,476
6,564	Sprouts Farmers Market Inc.*	131,346
12,401	SUPERVALU Inc.*	57,541
2,305	United Natural Foods Inc.*	108,220
2,088	US Foods Holding Corp.*	47,732

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 2.3% - (continued)
Food & Staples Retailing - 0.8% - (continued)
271	Village Super Market Inc., Class A Shares	$9,358
470	Weis Markets Inc.	26,179

	Total Food & Staples Retailing	3,769,840

Food Products - 0.8%
1,018	AdvancePierre Foods Holdings Inc.	27,557
205	Alico Inc.	5,596
1,311	Amplify Snack Brands Inc.*(a)	12,455
3,037	B&G Foods Inc.	129,984
19,933	Blue Buffalo Pet Products Inc.*	467,030
713	Calavo Growers Inc.	38,466
1,434	Cal-Maine Foods Inc.(a)	58,364
7,625	Darling Ingredients Inc.*	103,014
4,272	Dean Foods Co.	84,842
410	Farmer Brothers Co.*	14,289
8,087	Flowers Foods Inc.	125,510
1,480	Fresh Del Monte Produce Inc.	91,775
1,174	Freshpet Inc.*	10,860
4,754	Hain Celestial Group Inc. (The)*	186,309
3,335	Ingredion Inc.	391,462
1,017	Inventure Foods Inc.*	9,194
693	J&J Snack Foods Corp.	84,151
406	John B Sanfilippo & Son Inc.	25,862
863	Lancaster Colony Corp.	116,945
1,251	Landec Corp.*	17,889
83	Lifeway Foods Inc.*	965
432	Limoneira Co.	7,750
2,185	Mead Johnson Nutrition Co., Class A Shares	157,517
1,018	Omega Protein Corp.*	24,381
2,756	Pilgrim’s Pride Corp.	48,533
5,372	Pinnacle Foods Inc.	266,236
2,983	Post Holdings Inc.*	227,692
923	Sanderson Farms Inc.(a)	74,440
12	Seaboard Corp.*	49,116
283	Seneca Foods Corp., Class A Shares*	10,641
3,730	Snyder’s-Lance Inc.	138,980
749	Tootsie Roll Industries Inc.(a)	28,275
2,547	TreeHouse Foods Inc.*	176,558
8,102	WhiteWave Foods Co. (The), Class A Shares*	446,339

	Total Food Products	3,658,977

Household Products - 0.3%
391	Central Garden & Pet Co.*	11,292
34,290	Central Garden & Pet Co., Class A Shares*	938,518
2,852	Energizer Holdings Inc.	127,969
5,601	HRG Group Inc.*	87,152
189	Oil-Dri Corp. of America	7,505
419	Orchids Paper Products Co.(a)	10,437
1,136	Spectrum Brands Holdings Inc.	136,195
660	WD-40 Co.	71,214

	Total Household Products	1,390,282

Personal Products - 0.2%
20,493	Avon Products Inc.*	110,047
21,296	Coty Inc., Class A Shares*	398,448
2,748	Edgewell Personal Care Co.*	217,477
3,446	Herbalife Ltd.*(a)	168,957
786	Inter Parfums Inc.	27,078
720	Lifevantage Corp.*	5,825
495	Medifast Inc.	19,345
391	Natural Health Trends Corp.(a)	9,888
462	Nature’s Sunshine Products Inc.	6,976

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 2.3% - (continued)
Personal Products - 0.2% - (continued)
2,569	Nu Skin Enterprises Inc., Class A Shares(a)	$134,050
347	Nutraceutical International Corp.*	11,191
560	Revlon Inc., Class A Shares*	15,540
1,153	Synutra International Inc.*	5,938
478	USANA Health Sciences Inc.*	29,134

	Total Personal Products	1,159,894

Tobacco - 0.0%
434	Alliance One International Inc.*	6,423
290	Turning Point Brands Inc.*	4,211
1,016	Universal Corp.	55,931
4,286	Vector Group Ltd.	91,506

	Total Tobacco	158,071

	TOTAL CONSUMER STAPLES	11,080,988

ENERGY - 2.8%
Energy Equipment & Services - 0.7%
3,198	Archrock Inc.	43,013
2,837	Atwood Oceanics Inc.(a)	26,838
1,586	Bristow Group Inc.	24,757
815	CARBO Ceramics Inc.*	6,707
1,083	Dawson Geophysical Co.*	8,502
3,020	Diamond Offshore Drilling Inc.*	54,541
1,763	Dril-Quip Inc.*	99,698
14,096	Ensco PLC, Class A Shares	136,167
852	Era Group Inc.*	9,977
1,474	Exterran Corp.*	29,627
3,752	Fairmount Santrol Holdings Inc.*(a)	36,132
10,512	FMC Technologies Inc.*	360,141
2,824	Forum Energy Technologies Inc.*	61,422
1,536	Frank’s International NV	19,338
684	Geospace Technologies Corp.*	14,480
4,639	Helix Energy Solutions Group Inc.*	48,478
1,107	Hornbeck Offshore Services Inc.*	5,657
1,645	Independence Contract Drilling Inc.*	9,278
1,272	Matrix Service Co.*	26,521
43,670	McDermott International Inc.*	300,450
12,832	Nabors Industries Ltd.	206,595
578	Natural Gas Services Group Inc.*	16,444
4,074	Newpark Resources Inc.*	29,944
11,317	Noble Corp. PLC	70,392
4,583	Oceaneering International Inc.	122,137
2,406	Oil States International Inc.*	86,255
5,656	Parker Drilling Co.*	12,160
6,727	Patterson-UTI Energy Inc.	179,409
474	PHI Inc.*	7,167
2,834	Pioneer Energy Services Corp.*	14,170
503	RigNet Inc.*	8,677
5,926	Rowan Cos. PLC, Class A Shares*	105,601
2,763	RPC Inc.	55,481
750	SEACOR Holdings Inc.*(a)	46,493
17,410	Seadrill Ltd.*(a)	48,574
7,032	Superior Energy Services Inc.	121,232
2,401	Tesco Corp.*	18,608
72,906	TETRA Technologies Inc.*	395,880
2,042	Tidewater Inc.	4,676
16,129	Transocean Ltd.*(a)	208,064
2,408	Unit Corp.*	58,514
2,968	US Silica Holdings Inc.	150,211
41,727	Weatherford International PLC*	213,225

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.8% - (continued)
Energy Equipment & Services - 0.7% - (continued)
1,549	Willbros Group Inc.*	$4,012

	Total Energy Equipment & Services	3,505,645

Oil, Gas & Consumable Fuels - 2.1%
6,333	Abraxas Petroleum Corp.*	13,299
128	Adams Resources & Energy Inc.	5,061
1,574	Alon USA Energy Inc.	14,701
1,580	Ardmore Shipping Corp.	10,744
2,552	Bill Barrett Corp.*	19,957
1,496	California Resources Corp.*(a)	26,030
6,833	Callon Petroleum Co.*	120,534
22,094	Carrizo Oil & Gas Inc.*	935,460
28,458	Chesapeake Energy Corp.*	199,206
279	Clayton Williams Energy Inc.*	31,443
4,039	Clean Energy Fuels Corp.*	14,702
19,554	Cobalt International Energy Inc.*	26,398
3,374	Concho Resources Inc.*	482,549
10,624	CONSOL Energy Inc.	218,642
1,308	Contango Oil & Gas Co.*	12,936
620	CVR Energy Inc.(a)	10,373
2,892	Delek US Holdings Inc.	58,158
16,617	Denbury Resources Inc.*(a)	62,812
4,260	DHT Holdings Inc.	15,123
3,646	Diamondback Energy Inc.*	393,221
1,212	Dorian LPG Ltd.*	8,460
139	Earthstone Energy Inc.*	2,021
3,183	Eclipse Resources Corp.*	9,390
4,542	Energen Corp.*	281,922
1,831	EP Energy Corp., Class A Shares*(a)	9,723
401	Erin Energy Corp.*	802
1,370	Evolution Petroleum Corp.	11,577
7,330	EXCO Resources Inc.*(a)	7,550
3,174	Frontline Ltd.(a)	22,313
1,890	GasLog Ltd.	29,673
1,881	Gener8 Maritime Inc.*	7,637
4,103	Golar LNG Ltd.	100,113
1,683	Green Plains Inc.	45,609
5,890	Gulfport Energy Corp.*	151,314
7,569	HollyFrontier Corp.	217,760
51	Isramco Inc.*	6,005
1,109	Jones Energy Inc., Class A Shares*(a)	5,101
7,521	Kosmos Energy Ltd.*	39,861
6,740	Laredo Petroleum Inc.*	107,773
3,886	Matador Resources Co.*	103,523
7,632	Murphy Oil Corp.	258,801
3,788	Navios Maritime Acquisition Corp.	6,061
9,286	Newfield Exploration Co.*	419,913
4,175	Nordic American Tankers Ltd.(a)	35,821
2,554	Northern Oil and Gas Inc.*(a)	5,747
10,813	Oasis Petroleum Inc.*	161,871
1,628	Overseas Shipholding Group Inc., Class A Shares	12,584
1,384	Pacific Ethanol Inc.*	11,902
793	Panhandle Oil and Gas Inc., Class A Shares	19,429
1,482	Par Pacific Holdings Inc.*	21,934
7,578	Parsley Energy Inc., Class A Shares*	289,101
4,576	PBF Energy Inc., Class A Shares	109,778
2,605	PDC Energy Inc.*	193,942
11,331	Pioneer Natural Resources Co.	2,164,674
11,196	QEP Resources Inc.*	220,113
1,869	Renewable Energy Group Inc.*	18,223
266	REX American Resources Corp.*	25,983

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.8% - (continued)
Oil, Gas & Consumable Fuels - 2.1% - (continued)
5,640	Rice Energy Inc.*	$137,334
1,716	Ring Energy Inc.*	21,965
4,571	RSP Permian Inc.*	204,095
2,632	Sanchez Energy Corp.*	22,135
7,728	Scorpio Tankers Inc.	32,689
3,056	SemGroup Corp., Class A Shares	110,169
2,848	Ship Finance International Ltd.(a)	41,011
4,016	SM Energy Co.	160,078
22,908	Southwestern Energy Co.*	260,006
8,711	Synergy Resources Corp.*	82,667
7,278	Targa Resources Corp.	387,845
1,854	Teekay Corp.(a)	14,628
5,986	Teekay Tankers Ltd., Class A Shares	13,888
1,911	W&T Offshore Inc.*	3,230
16,376	Western Refining Inc.	587,407
808	Westmoreland Coal Co.*	13,995
9,444	Whiting Petroleum Corp.*	115,406
3,231	World Fuel Services Corp.	143,650
15,576	WPX Energy Inc.*	242,051

	Total Oil, Gas & Consumable Fuels	10,409,602

	TOTAL ENERGY	13,915,247

FINANCIALS - 12.8%
Banks - 6.1%
701	1st Source Corp.	27,591
321	Access National Corp.(a)	8,786
203	ACNB Corp.(a)	6,313
499	Allegiance Bancshares Inc.*	15,269
285	American National Bankshares Inc.	8,878
1,584	Ameris Bancorp	71,042
308	Ames National Corp.	9,255
527	Arrow Financial Corp.	19,947
6,984	Associated Banc-Corp.	159,584
959	Atlantic Capital Bancshares Inc.*	15,440
2,253	Banc of California Inc.(a)	34,020
352	BancFirst Corp.	28,846
1,413	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	40,242
1,875	Bancorp Inc. (The)*	12,975
4,039	BancorpSouth Inc.	115,313
1,953	Bank of Hawaii Corp.	162,822
285	Bank of Marin Bancorp	18,083
4,134	Bank of the Ozarks Inc.	200,582
106,434	BankUnited Inc.	3,770,957
228	Bankwell Financial Group Inc.	6,646
1,399	Banner Corp.	72,930
209	Bar Harbor Bankshares	9,211
1,435	Berkshire Hills Bancorp Inc.	48,718
1,311	Blue Hills Bancorp Inc.	22,811
1,892	BNC Bancorp	57,138
1,181	BOK Financial Corp.	94,858
3,801	Boston Private Financial Holdings Inc.	57,015
778	Bridge Bancorp Inc.	26,180
3,329	Brookline Bancorp Inc.	49,602
743	Bryn Mawr Bank Corp.	27,342
116	C&F Financial Corp.	5,232
727	Camden National Corp.	28,317
1,091	Capital Bank Financial Corp., Class A Shares	39,058
423	Capital City Bank Group Inc.	7,974
1,457	Cardinal Financial Corp.	46,609
397	Carolina Financial Corp.	10,532

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 6.1% - (continued)
1,909	Cascade Bancorp*	$13,898
3,437	Cathay General Bancorp	120,639
2,150	CenterState Banks Inc.	48,203
1,444	Central Pacific Financial Corp.	42,670
311	Central Valley Community Bancorp	5,138
157	Century Bancorp Inc., Class A Shares	8,533
3,047	Chemical Financial Corp.	158,078
124	Chemung Financial Corp.	3,899
44,536	CIT Group Inc.	1,819,296
396	Citizens & Northern Corp.	9,445
676	City Holding Co.	41,560
486	CNB Financial Corp.	11,304
1,980	CoBiz Financial Inc.	29,957
240	Codorus Valley Bancorp Inc.	5,760
2,733	Columbia Banking System Inc.	108,828
12,500	Comerica Inc.	796,875
4,042	Commerce Bancshares Inc.	221,542
1,979	Community Bank System Inc.	112,209
797	Community Trust Bancorp Inc.	33,673
1,219	ConnectOne Bancorp Inc.	28,647
133	County Bancorp Inc.	3,003
756	CU Bancorp*	21,092
10,945	Cullen/Frost Bankers Inc.	900,883
1,186	Customers Bancorp Inc.*	36,173
4,722	CVB Financial Corp.	98,076
1,435	Eagle Bancorp Inc.*	84,306
31,529	East West Bancorp Inc.	1,509,609
497	Enterprise Bancorp Inc.	15,680
879	Enterprise Financial Services Corp.	33,754
172	Equity Bancshares Inc., Class A Shares*	5,387
264	Farmers Capital Bank Corp.	9,478
1,496	Farmers National Banc Corp.	17,728
23,925	FCB Financial Holdings Inc., Class A Shares*	1,058,681
987	Fidelity Southern Corp.	22,010
590	Financial Institutions Inc.	18,083
6,436	First Bancorp*	58,479
362	First Bancorp Inc.	10,505
1,358	First Busey Corp.	37,223
306	First Business Financial Services Inc.	6,717
345	First Citizens BancShares Inc., Class A Shares	122,948
4,082	First Commonwealth Financial Corp.	51,515
712	First Community Bancshares Inc.	20,078
912	First Community Financial Partners Inc.*	9,941
572	First Connecticut Bancorp Inc.	12,384
2,856	First Financial Bancorp	76,541
2,952	First Financial Bankshares Inc.(a)	127,084
447	First Financial Corp.	20,473
414	First Financial Northwest Inc.	7,021
670	First Foundation Inc.*	18,773
1,154	First Hawaiian Inc.	34,608
10,793	First Horizon National Corp.	205,930
168	First Internet Bancorp	4,880
918	First Interstate Bancsystem Inc., Class A Shares	34,655
1,903	First Merchants Corp.	65,330
189	First Mid-Illinois Bancshares Inc.	5,755
3,782	First Midwest Bancorp Inc.	91,827
630	First NBC Bank Holding Co.*	4,442
825	First Northwest Bancorp*	12,161
1,066	First of Long Island Corp. (The)	27,290
27,265	First Republic Bank	2,233,004

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 6.1% - (continued)
1,339	Flushing Financial Corp.	$35,055
9,749	FNB Corp.	148,965
387	Franklin Financial Network Inc.*	14,609
8,052	Fulton Financial Corp.	142,923
600	German American Bancorp Inc.	28,464
3,579	Glacier Bancorp Inc.	122,760
506	Great Southern Bancorp Inc.	25,123
2,758	Great Western Bancorp Inc.	110,320
1,063	Green Bancorp Inc.*	13,288
842	Guaranty Bancorp	17,935
3,575	Hancock Holding Co.	148,541
1,460	Hanmi Financial Corp.	44,822
688	HarborOne Bancorp Inc.*	12,934
1,004	Heartland Financial USA Inc.	43,021
1,535	Heritage Commerce Corp.	19,019
1,566	Heritage Financial Corp.	35,470
851	Heritage Oaks Bancorp	8,467
3,480	Hilltop Holdings Inc.	97,753
5,611	Home BancShares Inc.	145,157
1,042	HomeTrust Bancshares Inc.*	24,695
6,034	Hope Bancorp Inc.	120,077
939	Horizon Bancorp	21,390
132,769	Huntington Bancshares Inc.	1,654,302
1,889	IBERIABANK Corp.	156,504
2,228	Independent Bank Corp.	98,011
496	Independent Bank Group Inc.	29,810
2,551	International Bancshares Corp.	99,298
13,674	Investors Bancorp Inc.	185,146
1,711	Lakeland Bancorp Inc.	30,028
1,119	Lakeland Financial Corp.	47,222
284	LCNB Corp.	5,879
2,066	LegacyTexas Financial Group Inc.	81,111
749	Live Oak Bancshares Inc.	12,995
960	Macatawa Bank Corp.	9,053
1,214	MainSource Financial Group Inc.	37,112
3,504	MB Financial Inc.	151,618
806	MBT Financial Corp.	7,697
704	Mercantile Bank Corp.	23,098
159	Merchants Bancshares Inc.	7,855
171	Middleburg Financial Corp.	5,941
133	Midland States Bancorp Inc.	4,330
501	MidWestOne Financial Group Inc.	16,778
358	MutualFirst Financial Inc	10,650
1,188	National Bank Holdings Corp., Class A Shares	32,314
226	National Bankshares Inc.	8,159
439	National Commerce Corp.*	14,355
1,981	NBT Bancorp Inc.	76,546
435	Nicolet Bankshares Inc.*	19,214
432	Northrim BanCorp Inc.	12,139
2,088	OFG Bancorp(a)	28,188
273	Old Line Bancshares Inc.	5,976
6,235	Old National Bancorp	106,307
1,029	Old Second Bancorp Inc.	9,467
787	Opus Bank	19,911
419	Orrstown Financial Services Inc.	9,323
858	Pacific Continental Corp.	17,031
487	Pacific Mercantile Bancorp*	2,946
1,302	Pacific Premier Bancorp Inc.*	41,729
5,510	PacWest Bancorp	282,388
618	Park National Corp.	68,969

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 6.1% - (continued)
2,860	Park Sterling Corp.	$27,828
853	Peapack Gladstone Financial Corp.	22,835
251	Penns Woods Bancorp Inc.	11,877
898	Peoples Bancorp Inc.	26,231
385	Peoples Financial Services Corp.	16,986
14,374	People’s United Financial Inc.	269,081
641	People’s Utah Bancorp	14,807
2,003	Pinnacle Financial Partners Inc.	129,193
4,757	Popular Inc.	193,372
612	Preferred Bank	27,595
290	Premier Financial Bancorp Inc.	5,333
3,634	PrivateBancorp Inc.	169,999
3,078	Prosperity Bancshares Inc.	203,548
589	QCR Holdings Inc.	22,470
1,915	Renasant Corp.	79,396
354	Republic Bancorp Inc., Class A Shares	13,109
910	Republic First Bancorp Inc.*	4,868
1,585	S&T Bancorp Inc.	56,093
1,098	Sandy Spring Bancorp Inc.	39,967
1,459	Seacoast Banking Corp. of Florida*	29,997
1,071	ServisFirst Bancshares Inc.	78,847
308	Shore Bancshares Inc.	4,297
401	Sierra Bancorp	9,163
9,327	Signature Bank*	1,398,211
1,376	Simmons First National Corp., Class A Shares	83,179
1,091	South State Corp.	92,680
257	Southern First Bancshares Inc*	7,890
360	Southern National Bancorp of Virginia Inc.	5,350
1,125	Southside Bancshares Inc.	43,279
984	Southwest Bancorp Inc.	21,500
1,632	State Bank Financial Corp.	40,294
5,882	Sterling Bancorp	133,816
977	Stock Yards Bancorp Inc.	40,252
668	Stonegate Bank	26,045
524	Suffolk Bancorp	21,830
323	Summit Financial Group Inc	7,907
488	Sun Bancorp Inc.	11,200
2,417	SVB Financial Group*	381,959
5,799	Synovus Financial Corp.	224,479
52,141	TCF Financial Corp.	904,646
11,939	Texas Capital Bancshares Inc.*	868,562
647	Tompkins Financial Corp.	55,836
2,589	Towne Bank	83,495
960	TriCo Bancshares	30,010
1,085	TriState Capital Holdings Inc.*	22,134
761	Triumph Bancorp Inc.*	16,323
3,167	Trustmark Corp.	106,760
2,070	UMB Financial Corp.	157,361
10,250	Umpqua Holdings Corp.	182,142
1,959	Union Bankshares Corp.	66,214
178	Union Bankshares Inc.	7,814
3,020	United Bankshares Inc.	139,373
3,242	United Community Banks Inc.	88,118
1,184	Univest Corp. of Pennsylvania	33,803
11,591	Valley National Bancorp	131,442
553	Veritex Holdings Inc.*	10,977
689	Washington Trust Bancorp Inc.	35,105
323	WashingtonFirst Bankshares Inc.	8,837
14,225	Webster Financial Corp.	705,702
1,852	WesBanco Inc.	73,839

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 6.1% - (continued)
724	West Bancorporation Inc.	$16,109
1,142	Westamerica Bancorporation(a)	70,838
4,354	Western Alliance Bancorp*	203,419
2,365	Wintrust Financial Corp.	155,712
4,208	Xenith Bankshares Inc.*	10,520
2,319	Yadkin Financial Corp.	75,970
9,364	Zions Bancorporation	372,594

	Total Banks	29,530,385

Capital Markets - 2.4%
1,757	Artisan Partners Asset Management Inc., Class A Shares	52,359
296	Associated Capital Group Inc., Class A Shares	10,020
304	B. Riley Financial Inc.	5,077
87,508	BGC Partners Inc., Class A Shares	854,953
825	Calamos Asset Management Inc., Class A Shares	5,643
965	Cohen & Steers Inc.	34,354
4,582	Cowen Group Inc., Class A Shares*	16,724
150	Diamond Hill Investment Group Inc.	31,365
1,238	Donnelley Financial Solutions Inc.*	23,609
28,218	E*Trade Financial Corp.*	973,803
5,149	Eaton Vance Corp.	208,226
1,819	Evercore Partners Inc., Class A Shares	122,601
424	FBR & Co.	4,897
4,487	Federated Investors Inc., Class B Shares	123,348
2,485	Financial Engines Inc.	86,602
2,187	GAIN Capital Holdings Inc.	14,062
241	GAMCO Investors Inc., Class A Shares	7,382
74,354	Greenhill & Co., Inc.	2,059,606
198	Hennessy Advisors Inc.	6,730
630	Houlihan Lokey Inc., Class A Shares	17,949
746	INTL. FCStone Inc.*	30,668
1,292	Investment Technology Group Inc.	24,083
6,799	Janus Capital Group Inc.	91,787
2,439	KCG Holdings Inc., Class A Shares*	34,488
3,970	Ladenburg Thalmann Financial Services Inc.*	9,607
5,951	Lazard Ltd., Class A Shares	231,196
4,946	Legg Mason Inc.	157,777
4,037	LPL Financial Holdings Inc.(a)	166,284
909	Manning & Napier Inc., Class A Shares	6,727
6,027	MarketAxess Holdings Inc.	999,096
151	Medley Management Inc., Class A Shares	1,480
943	Moelis & Co., Class A Shares	27,536
8,670	NorthStar Asset Management Group Inc.	127,969
1,960	OM Asset Management PLC	28,812
494	Oppenheimer Holdings Inc., Class A Shares	8,694
681	Piper Jaffray Cos.*	49,679
825	PJT Partners Inc., Class A Shares	24,296
678	Pzena Investment Management Inc., Class A Shares	6,705
24,447	Raymond James Financial Inc.	1,758,717
888	Safeguard Scientifics Inc.*	10,434
52,363	SEI Investments Co.	2,470,486
236	Silvercrest Asset Management Group Inc., Class A Shares	3,162
2,987	Stifel Financial Corp.*	148,902
1,172	Virtu Financial Inc., Class A Shares	16,232
289	Virtus Investment Partners Inc.(a)	33,466
3,787	Waddell & Reed Financial Inc., Class A Shares	73,960
373	Westwood Holdings Group Inc.	22,149
33,448	WisdomTree Investments Inc.(a)	369,935

	Total Capital Markets	11,593,637

Consumer Finance - 0.2%
380	Credit Acceptance Corp.*(a)	72,899
1,043	Encore Capital Group Inc.*(a)	28,630

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Consumer Finance - 0.2% - (continued)
1,135	Enova International Inc.*	$13,223
2,458	EZCORP Inc., Class A Shares*	28,636
2,200	FirstCash Inc.	100,980
1,945	Green Dot Corp., Class A Shares*	46,894
15,209	LendingClub Corp.*	86,083
15,736	Navient Corp.	271,131
958	Nelnet Inc., Class A Shares	48,331
2,490	OneMain Holdings Inc., Class A Shares*	50,721
2,151	PRA Group Inc.*	77,329
435	Regional Management Corp.*	10,727
4,943	Santander Consumer USA Holdings Inc.*	68,115
19,239	SLM Corp.*	193,737
256	World Acceptance Corp.*	14,405

	Total Consumer Finance	1,111,841

Diversified Financial Services - 0.5%
209	BBX Capital Corp., Class A Shares*	4,548
3,792	CBOE Holdings Inc.	261,269
1,869	FactSet Research Systems Inc.	299,358
3,257	FNFV Group*	41,690
507	Marlin Business Services Corp.	10,317
5,760	Moody’s Corp.	578,880
849	Morningstar Inc.	61,900
4,255	MSCI Inc., Class A Shares	335,294
15,732	Nasdaq Inc.	1,008,264
955	NewStar Financial Inc.*	8,108
2,236	On Deck Capital Inc.*(a)	10,286
972	PICO Holdings Inc.*	13,899
1,343	Tiptree Financial Inc., Class A Shares	8,662

	Total Diversified Financial Services	2,642,475

Insurance - 2.8%
641	Alleghany Corp.*	364,056
4,128	Allied World Assurance Co. Holdings AG	193,232
376	Ambac Financial Group Inc.*	9,212
4,036	American Equity Investment Life Holding Co.*	83,666
3,242	American Financial Group Inc.	266,590
368	American National Insurance Co.	44,344
927	AMERISAFE Inc.	58,911
4,253	AmTrust Financial Services Inc.	108,281
11,052	Aon PLC	1,261,033
5,383	Arch Capital Group Ltd.*	445,282
1,394	Argo Group International Holdings Ltd.	88,449
8,174	Arthur J. Gallagher & Co.	411,561
2,948	Aspen Insurance Holdings Ltd.	150,201
2,908	Assurant Inc.	251,077
6,322	Assured Guaranty Ltd.	226,075
777	Atlas Financial Holdings Inc.*	13,131
4,335	Axis Capital Holdings Ltd.	264,478
591	Baldwin & Lyons Inc., Class B Shares	15,661
631	Blue Capital Reinsurance Holdings Ltd.	11,390
5,425	Brown & Brown Inc.	235,174
2,198	Citizens Inc., Class A Shares*	20,266
8,344	CNO Financial Group Inc.	149,358
639	Crawford & Co., Class B Shares	8,441
758	Donegal Group Inc., Class A Shares	12,166
702	eHealth Inc.*	7,132
550	EMC Insurance Group Inc.	15,185
1,196	Employers Holdings Inc.	42,279
3,002	Endurance Specialty Holdings Ltd.	276,784
542	Enstar Group Ltd.*	106,584

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Insurance - 2.8% - (continued)
1,137	Erie Indemnity Co., Class A Shares	$121,852
1,967	Everest Re Group Ltd.	414,152
471	FBL Financial Group Inc., Class A Shares	36,055
718	Federated National Holding Co.	12,486
616	Fidelity & Guaranty Life	14,538
5,082	First American Financial Corp.	191,795
46,113	FNF Group	1,472,849
21,834	Genworth Financial Inc., Class A Shares*	93,449
480	Global Indemnity Ltd.*	17,933
1,579	Greenlight Capital Re Ltd., Class A Shares*	35,922
890	Hallmark Financial Services Inc.*	9,496
2,025	Hanover Insurance Group Inc. (The)	175,345
467	HCI Group Inc.	15,103
1,334	Heritage Insurance Holdings Inc.	19,250
2,004	Horace Mann Educators Corp.	80,461
451	Independence Holding Co.	8,952
581	Infinity Property & Casualty Corp.	50,111
117	Investors Title Co.	14,441
720	James River Group Holdings Ltd.	28,066
1,913	Kemper Corp.	78,337
124,247	Maiden Holdings Ltd.	1,913,404
6,319	MBIA Inc.*	65,654
2,389	National General Holdings Corp.	53,967
114	National Western Life Group Inc., Class A Shares	29,804
569	Navigators Group Inc. (The)	59,973
11,502	Old Republic International Corp.	205,541
1,291	OneBeacon Insurance Group Ltd., Class A Shares	19,817
596	Patriot National Inc.*(a)	3,689
2,184	Primerica Inc.	154,409
2,559	ProAssurance Corp.	143,432
3,004	Reinsurance Group of America Inc., Class A Shares	366,638
1,610	RenaissanceRe Holdings Ltd.	210,202
1,818	RLI Corp.	109,153
697	Safety Insurance Group Inc.	49,034
2,135	Selective Insurance Group Inc.	87,748
858	State Auto Financial Corp.	22,128
1,466	State National Cos., Inc.	19,688
883	Stewart Information Services Corp.	41,889
3,236	Third Point Reinsurance Ltd.*	38,347
5,551	Torchmark Corp.	389,070
667	Trupanion Inc.*(a)	11,105
1,064	United Fire Group Inc.	48,306
883	United Insurance Holdings Corp.	11,991
1,586	Universal Insurance Holdings Inc.	38,064
3,580	Validus Holdings Ltd.	194,537
223	White Mountains Insurance Group Ltd.	186,644
6,278	Willis Towers Watson PLC	780,795
10,198	WMIH Corp.*	17,337
4,575	WR Berkley Corp.	282,689

	Total Insurance	13,585,647

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
1,210	AG Mortgage Investment Trust Inc.	21,284
15,449	AGNC Investment Corp.	288,278
2,316	Altisource Residential Corp.	27,283
4,508	Anworth Mortgage Asset Corp.	23,442
3,398	Apollo Commercial Real Estate Finance Inc.	58,310
1,158	Ares Commercial Real Estate Corp.	15,668
1,731	ARMOUR Residential REIT Inc.(a)	38,497
4,700	Capstead Mortgage Corp.	48,598
8,760	Chimera Investment Corp.	148,570

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
5,228	Colony Capital Inc., Class A Shares	$107,226
7,117	CYS Investments Inc.	57,221
1,820	Dynex Capital Inc.	12,576
816	Great Ajax Corp.	10,575
1,823	Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,241
5,279	Invesco Mortgage Capital Inc.	78,657
1,818	Ladder Capital Corp., Class A Shares	26,088
17,472	MFA Financial Inc.	136,631
2,252	MTGE Investment Corp.	37,608
11,276	New Residential Investment Corp.	174,214
5,257	New York Mortgage Trust Inc.(a)	35,117
885	Orchid Island Capital Inc., Class A Shares	9,487
673	Owens Realty Mortgage Inc.	12,228
3,141	PennyMac Mortgage Investment Trust	51,136
3,635	Redwood Trust Inc.	55,325
1,455	Resource Capital Corp.	12,280
10,782	Starwood Property Trust Inc.	242,272
16,354	Two Harbors Investment Corp.	141,789
2,078	Western Asset Mortgage Capital Corp.	22,214

	Total Mortgage Real Estate Investment Trusts (REITs)	1,928,815

Thrifts & Mortgage Finance - 0.4%
4,280	Astoria Financial Corp.	69,978
1,678	Bank Mutual Corp.	15,018
626	BankFinancial Corp.	8,827
726	Bear State Financial Inc.	7,187
3,248	Beneficial Bancorp Inc.	56,515
2,793	BofI Holding Inc.*(a)	65,999
295	BSB Bancorp Inc.*	7,862
5,950	Capitol Federal Financial Inc.	94,664
534	Charter Financial Corp.	7,642
981	Clifton Bancorp Inc.	16,020
1,633	Dime Community Bancshares Inc.	30,537
526	ESSA Bancorp Inc.	7,790
3,528	Essent Group Ltd.*	107,675
4,733	EverBank Financial Corp.	91,347
422	Federal Agricultural Mortgage Corp., Class C Shares	22,792
387	First Defiance Financial Corp.	17,914
961	Flagstar Bancorp Inc.*	27,081
181	Greene County Bancorp Inc.	3,937
52	Hingham Institution for Savings	8,711
377	Home Bancorp Inc.	12,705
1,106	HomeStreet Inc.*	32,129
439	Impac Mortgage Holdings Inc.*(a)	6,734
4,257	Kearny Financial Corp.	64,494
393	Lake Sunapee Bank Group(a)	8,567
310	LendingTree Inc.*	32,488
2,487	Meridian Bancorp Inc.	44,144
385	Meta Financial Group Inc.	35,016
16,044	MGIC Investment Corp.*	145,519
1,450	Nationstar Mortgage Holdings Inc.*	24,621
2,521	NMI Holdings Inc., Class A Shares*	21,681
1,837	Northfield Bancorp Inc.	34,040
4,364	Northwest Bancshares Inc.	79,294
979	OceanFirst Financial Corp.	23,222
5,003	Ocwen Financial Corp.*	25,715
1,810	Oritani Financial Corp.	31,946
2,417	PHH Corp.*	35,095
186	Provident Bancorp Inc.*	3,422
415	Provident Financial Holdings Inc.	8,180
2,852	Provident Financial Services Inc.	76,833

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Thrifts & Mortgage Finance - 0.4% - (continued)
10,118	Radian Group Inc.	$147,318
855	SI Financial Group Inc.	11,970
211	Southern Missouri Bancorp Inc	6,098
291	Territorial Bancorp Inc.	9,158
2,522	TFS Financial Corp.	46,985
4,553	TrustCo Bank Corp. NY	37,107
2,449	United Community Financial Corp.	20,033
2,429	United Financial Bancorp Inc.	41,001
1,265	Walker & Dunlop Inc.*	37,178
978	Walter Investment Management Corp.*(a)	5,575
4,181	Washington Federal Inc.	135,673
1,097	Waterstone Financial Inc.	19,636
847	Western New England Bancorp Inc.	7,115
1,339	WSFS Financial Corp.	57,108

	Total Thrifts & Mortgage Finance	1,995,296

	TOTAL FINANCIALS	62,388,096

HEALTH CARE - 13.1%
Biotechnology - 2.8%
4,490	ACADIA Pharmaceuticals Inc.*(a)	121,185
26,006	Acceleron Pharma Inc.*	876,142
5,426	Achillion Pharmaceuticals Inc.*	22,464
2,027	Acorda Therapeutics Inc.*	42,162
788	Adamas Pharmaceuticals Inc.*(a)	11,820
1,587	Aduro Biotech Inc.*(a)	18,092
1,745	Advaxis Inc.*(a)	14,501
1,281	Adverum Biotechnologies Inc.*	3,651
3,576	Agenus Inc.*	14,733
1,329	Agios Pharmaceuticals Inc.*(a)	77,361
1,275	Aimmune Therapeutics Inc.*	28,943
1,800	Akebia Therapeutics Inc.*	15,498
18,643	Alder Biopharmaceuticals Inc.*(a)	439,043
15,204	Alkermes PLC*	864,043
3,511	Alnylam Pharmaceuticals Inc.*	154,028
1,637	AMAG Pharmaceuticals Inc.*	54,348
6,810	Amicus Therapeutics Inc.*	40,724
1,344	Anavex Life Sciences Corp.*	5,336
1,733	Anthera Pharmaceuticals Inc.*	2,599
694	Applied Genetic Technologies Corp.*	6,385
808	Aptevo Therapeutics Inc.*	1,535
1,549	Ardelyx Inc.*	22,925
12,389	Arena Pharmaceuticals Inc.*	17,964
533	Argos Therapeutics Inc.*	2,478
102,567	ARIAD Pharmaceuticals Inc.*	1,382,603
6,695	Array BioPharma Inc.*(a)	54,196
2,987	Arrowhead Pharmaceuticals Inc.*(a)	4,301
1,258	Asterias Biotherapeutics Inc.*	5,221
1,035	Atara Biotherapeutics Inc.*	20,545
2,968	Athersys Inc.*(a)	4,897
179	Avexis Inc.*(a)	10,582
1,222	Axovant Sciences Ltd.*(a)	16,534
1,044	Bellicum Pharmaceuticals Inc.*(a)	18,719
3,646	BioCryst Pharmaceuticals Inc.*	20,381
9,541	BioMarin Pharmaceutical Inc.*	816,996
297	BioSpecifics Technologies Corp.*	14,660
3,583	BioTime Inc.*	11,286
1,728	Bluebird Bio Inc.*(a)	104,285
961	Blueprint Medicines Corp.*	28,225
971	Cara Therapeutics Inc.*	8,739
4,142	Celldex Therapeutics Inc.*(a)	15,781

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.1% - (continued)
Biotechnology - 2.8% - (continued)
623	Cellular Biomedicine Group Inc.*	$8,348
1,063	ChemoCentryx Inc.*(a)	8,334
1,919	Chimerix Inc.*	9,384
364	Cidara Therapeutics Inc.*	3,786
1,482	Clovis Oncology Inc.*	50,788
1,369	Coherus Biosciences Inc.*	36,826
913	Concert Pharmaceuticals Inc.*	8,254
238	Corvus Pharmaceuticals Inc.*	3,672
4,288	Curis Inc.*	12,392
1,672	Cytokinetics Inc.*	20,064
1,025	CytomX Therapeutics Inc.*	11,419
2,487	CytRx Corp.*	1,246
504	Dimension Therapeutics Inc.*	2,218
1,782	Dynavax Technologies Corp.*(a)	7,663
418	Eagle Pharmaceuticals Inc.*(a)	33,005
594	Edge Therapeutics Inc.*	7,193
260	Editas Medicine Inc.*	3,710
150	Eiger BioPharmaceuticals Inc.*	1,845
1,495	Emergent BioSolutions Inc.*	40,006
765	Enanta Pharmaceuticals Inc.*	24,052
1,788	Epizyme Inc.*(a)	19,847
506	Esperion Therapeutics Inc.*(a)	5,343
5,008	Exact Sciences Corp.*(a)	73,968
10,576	Exelixis Inc.*	178,946
2,445	FibroGen Inc.*	54,157
1,255	Five Prime Therapeutics Inc.*	72,188
1,075	Flexion Therapeutics Inc.*	17,737
1,120	Fortress Biotech Inc.*	2,677
597	Foundation Medicine Inc.*	12,268
335	Galena Biopharma Inc.*(a)	1,022
881	Genomic Health Inc.*	26,809
7,242	Geron Corp.*(a)	14,774
811	Global Blood Therapeutics Inc.*(a)	15,531
467	GlycoMimetics Inc.*	2,965
5,125	Halozyme Therapeutics Inc.*	60,526
1,533	Heron Therapeutics Inc.*(a)	23,532
3,326	Idera Pharmaceuticals Inc.*(a)	5,621
1,538	Ignyta Inc.*	9,612
513	Immune Design Corp.*	3,771
4,218	ImmunoGen Inc.*(a)	7,508
3,644	Immunomedics Inc.*(a)	11,734
13,257	Incyte Corp.*	1,356,059
1,944	Infinity Pharmaceuticals Inc.*	2,255
685	Inotek Pharmaceuticals Corp.*	4,384
3,283	Inovio Pharmaceuticals Inc.*	23,244
2,889	Insmed Inc.*	39,435
1,137	Insys Therapeutics Inc.*(a)	13,405
401	Intellia Therapeutics Inc.*(a)	6,316
783	Intercept Pharmaceuticals Inc.*(a)	79,177
2,608	Intrexon Corp.*(a)	76,101
1,162	Invitae Corp.*	7,983
5,635	Ionis Pharmaceuticals Inc.*(a)	246,588
6,041	Ironwood Pharmaceuticals Inc., Class A Shares*	94,270
3,007	Juno Therapeutics Inc.*	60,290
909	Karyopharm Therapeutics Inc.*	8,390
3,746	Keryx Biopharmaceuticals Inc.*(a)	21,727
1,836	Kite Pharma Inc.*(a)	93,507
732	La Jolla Pharmaceutical Co.*(a)	13,249
1,922	Lexicon Pharmaceuticals Inc.*	29,272
881	Ligand Pharmaceuticals Inc.*	91,976

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.1% - (continued)
Biotechnology - 2.8% - (continued)
2,516	Lion Biotechnologies Inc.*(a)	$16,731
652	Loxo Oncology Inc.*	17,969
1,484	MacroGenics Inc.*	38,480
12,990	MannKind Corp.*(a)	6,112
1,487	Medgenics Inc.*	7,643
1,120	MediciNova Inc.*(a)	7,918
128,732	Merrimack Pharmaceuticals Inc.*(a)	709,313
4,751	MiMedx Group Inc.*(a)	45,039
941	Minerva Neurosciences Inc.*	12,139
394	Mirati Therapeutics Inc.*	2,108
3,029	Momenta Pharmaceuticals Inc.*	42,860
3,160	Myriad Genetics Inc.*	52,740
580	NantKwest Inc.*	3,793
1,178	Natera Inc.*	14,136
26,581	Neurocrine Biosciences Inc.*	1,234,687
863	NewLink Genetics Corp.*(a)	9,562
12,789	Novavax Inc.*(a)	15,475
1,075	OncoMed Pharmaceuticals Inc.*(a)	9,127
1,447	Ophthotech Corp.*	44,351
15,117	OPKO Health Inc.*(a)	157,066
3,615	Organovo Holdings Inc.*(a)	10,917
1,123	Osiris Therapeutics Inc.*	6,682
1,185	Otonomy Inc.*	20,145
1,596	OvaScience Inc.*	5,347
8,620	PDL BioPharma Inc.	18,878
879	Pfenex Inc.*	8,148
3,427	PharmAthene Inc.*	10,452
2,295	Portola Pharmaceuticals Inc.*	41,287
3,378	Progenics Pharmaceuticals Inc.*	30,233
234	Proteostasis Therapeutics Inc.*	2,464
12,172	Prothena Corp. PLC*(a)	718,391
1,597	PTC Therapeutics Inc.*	17,791
1,174	Puma Biotechnology Inc.*	50,541
1,468	Radius Health Inc.*	78,127
1,017	REGENXBIO Inc.*(a)	22,628
1,594	Regulus Therapeutics Inc.*(a)	3,905
1,588	Repligen Corp.*	51,134
1,636	Retrophin Inc.*	33,489
4,759	Rigel Pharmaceuticals Inc.*	12,373
1,417	Sage Therapeutics Inc.*	71,006
2,879	Sangamo BioSciences Inc.*(a)	9,213
2,357	Sarepta Therapeutics Inc.*	80,751
4,504	Seattle Genetics Inc.*	291,904
934	Seres Therapeutics Inc.*(a)	9,331
1,185	Sorrento Therapeutics Inc.*	6,221
914	Spark Therapeutics Inc.*	50,279
3,808	Spectrum Pharmaceuticals Inc.*	14,889
629	Stemline Therapeutics Inc.*	8,303
256	Syndax Pharmaceuticals Inc.*(a)	2,478
8,528	Synergy Pharmaceuticals Inc.*(a)	44,857
2,963	Synthetic Biologics Inc.*	2,361
464	T2 Biosystems Inc.*	2,705
1,248	TESARO Inc.*	169,341
1,887	TG Therapeutics Inc.*	10,850
140	Tokai Pharmaceuticals Inc.*	144
2,233	Trevena Inc.*	12,237
1,224	Trovagene Inc.*	3,550
1,679	Ultragenyx Pharmaceutical Inc.*	131,449
2,072	United Therapeutics Corp.*	260,264
1,796	Vanda Pharmaceuticals Inc.*	29,544

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.1% - (continued)
Biotechnology - 2.8% - (continued)
1,405	Versartis Inc.*	$17,492
817	Vital Therapies Inc.*(a)	4,167
401	Voyager Therapeutics Inc.*	4,996
134	vTv Therapeutics Inc., Class A Shares*	699
905	XBiotech Inc.*(a)	12,661
1,473	Xencor Inc.*	37,650
926	Zafgen Inc.*	3,130
5,493	ZIOPHARM Oncology Inc.*(a)	35,595

	Total Biotechnology	13,496,528

Health Care Equipment & Supplies - 4.4%
1,018	Abaxis Inc.	52,519
1,855	ABIOMED Inc.*	208,205
91,899	Accuray Inc.*	464,090
4,040	Alere Inc.*	160,469
10,334	Align Technology Inc.*	961,579
4,986	Analogic Corp.	459,460
1,254	AngioDynamics Inc.*	20,440
647	Anika Therapeutics Inc.*	30,189
1,450	AtriCure Inc.*	26,086
63	Atrion Corp.	30,908
379	Avinger Inc.*	1,478
931	AxoGen Inc.*	7,774
16,404	Becton Dickinson and Co.	2,773,916
1,661	Cantel Medical Corp.	135,488
1,470	Cardiovascular Systems Inc.*	35,559
4,771	Cerus Corp.*(a)	24,905
1,766	ConforMIS Inc.*	15,859
1,274	CONMED Corp.	55,521
11,289	Cooper Cos., Inc. (The)	1,856,928
2,051	Corindus Vascular Robotics Inc.*	1,415
5,699	CR Bard Inc.	1,199,924
1,496	CryoLife Inc.	29,396
536	Cutera Inc.*	8,764
1,103	Cynosure Inc., Class A Shares*	50,021
18,484	DexCom Inc.*	1,206,820
6,576	Edwards Lifesciences Corp.*	544,822
3,729	Endologix Inc.*	27,408
408	Entellus Medical Inc.*	7,519
504	Exactech Inc.*	12,650
1,742	GenMark Diagnostics Inc.*	20,242
776	Glaukos Corp.*	24,219
3,289	Globus Medical Inc., Class A Shares*	71,174
51,180	Haemonetics Corp.*	2,028,263
2,223	Halyard Health Inc.*	82,584
3,052	Hill-Rom Holdings Inc.	162,794
13,024	Hologic Inc.*	498,559
681	ICU Medical Inc.*	102,320
4,138	IDEXX Laboratories Inc.*	486,836
758	Inogen Inc.*	48,838
2,683	Insulet Corp.*	90,283
1,392	Integer Holdings Corp*	39,324
16,486	Integra LifeSciences Holdings Corp.*	1,332,069
1,480	Invacare Corp.	17,020
1,623	InVivo Therapeutics Holdings Corp.*	8,034
191	iRadimed Corp.*	2,111
267	IRIDEX Corp.*	4,216
1,207	K2M Group Holdings Inc.*	22,692
690	LeMaitre Vascular Inc.	15,642
24,006	Masimo Corp.*	1,485,251
1,954	Meridian Bioscience Inc.	33,804

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.1% - (continued)
Health Care Equipment & Supplies - 4.4% - (continued)
2,012	Merit Medical Systems Inc.*	$47,383
1,513	Natus Medical Inc.*	60,293
1,702	Neogen Corp.*	107,703
1,113	Nevro Corp.*	84,621
2,542	Novocure Ltd.*(a)	19,701
2,303	NuVasive Inc.*	149,465
2,989	NxStage Medical Inc.*	73,888
2,654	OraSure Technologies Inc.*	22,373
823	Orthofix International NV*	31,002
1,124	Oxford Immunotec Global PLC*	16,601
1,177	Penumbra Inc.*	72,856
1,276	Quidel Corp.*	29,259
6,494	ResMed Inc.	399,251
2,194	Rockwell Medical Inc.*(a)	14,261
2,217	RTI Surgical Inc.*	6,429
192	Second Sight Medical Products Inc.*	390
755	Senseonics Holdings Inc.*	2,159
2,004	Spectranetics Corp. (The)*	43,787
1,988	STAAR Surgical Co.*	21,570
14,066	STERIS PLC	922,870
635	Surmodics Inc.*	15,208
732	Tandem Diabetes Care Inc.*	1,793
5,834	Teleflex Inc.	863,024
4,101	TransEnterix Inc.*	6,234
192	Utah Medical Products Inc.	13,094
783	Vascular Solutions Inc.*	43,143
800	Veracyte Inc.*	6,104
3,345	West Pharmaceutical Services Inc.	271,447
51,540	Wright Medical Group NV*	1,187,482
1,670	Zeltiq Aesthetics Inc.*	73,497

	Total Health Care Equipment & Supplies	21,593,275

Health Care Providers & Services - 2.3%
454	AAC Holdings Inc.*(a)	3,809
3,428	Acadia Healthcare Co., Inc.*	130,298
1,435	Aceto Corp.	29,317
331	Addus HomeCare Corp.*	11,486
693	Adeptus Health Inc., Class A Shares*	5,807
1,664	Air Methods Corp.*	54,413
463	Almost Family Inc.*	18,613
1,316	Amedisys Inc.*	51,969
409	American Renal Associates Holdings Inc.*(a)	9,988
2,198	AMN Healthcare Services Inc.*	73,193
45,631	Amsurg Corp.*	3,108,384
3,048	BioScrip Inc.*	3,475
1,312	BioTelemetry Inc.*	25,518
8,689	Brookdale Senior Living Inc.*	101,053
1,464	Capital Senior Living Corp.*	22,809
762	Chemed Corp.	113,515
820	Civitas Solutions Inc.*	13,735
5,461	Community Health Systems Inc.*	29,708
497	CorVel Corp.*	16,003
1,622	Cross Country Healthcare Inc.*	23,260
2,128	Diplomat Pharmacy Inc.*	30,133
2,305	Ensign Group Inc. (The)	49,834
8,749	Envision Healthcare Holdings Inc.*	198,777
2,272	Genesis Healthcare Inc., Class A Shares*	8,179
1,995	HealthEquity Inc.*	88,837
4,146	HealthSouth Corp.	172,764
74,396	Healthways Inc.*	1,725,987
3,933	Kindred Healthcare Inc.	26,155

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.1% - (continued)
Health Care Providers & Services - 2.3% - (continued)
14,885	Laboratory Corp. of America Holdings*	$1,873,277
478	Landauer Inc.	23,661
734	LHC Group Inc.*	30,872
1,936	LifePoint Health Inc.*	106,383
4,307	MEDNAX Inc.*	281,979
13,958	Molina Healthcare Inc.*	737,820
550	National HealthCare Corp.	37,730
412	National Research Corp., Class A Shares	6,592
2,889	Nobilis Health Corp.*(a)	6,789
2,884	Owens & Minor Inc.	97,797
3,910	Patterson Cos., Inc.	151,473
1,412	PharMerica Corp.*	33,959
2,212	Premier Inc., Class A Shares*	66,670
604	Providence Service Corp. (The)*	22,173
1,714	Quorum Health Corp.*	9,804
1,992	RadNet Inc.*	12,350
5,087	Select Medical Holdings Corp.*	61,807
851	Surgery Partners Inc.*	12,552
1,272	Surgical Care Affiliates Inc.*	53,488
3,146	Team Health Holdings Inc.*	133,862
1,012	Teladoc Inc.*(a)	18,570
3,832	Tenet Healthcare Corp.*	58,361
1,225	Triple-S Management Corp., Class B Shares*	27,293
2,362	Universal American Corp.*	23,715
2,871	Universal Health Services Inc., Class B Shares	353,191
588	US Physical Therapy Inc.	37,632
3,625	VCA Inc.*	226,925
2,066	WellCare Health Plans Inc.*	283,083

	Total Health Care Providers & Services	10,936,827

Health Care Technology - 0.6%
79,828	Allscripts Healthcare Solutions Inc.*	876,511
1,816	athenahealth Inc.*	171,794
1,750	Castlight Health Inc., Class B Shares*	8,138
7,353	Cerner Corp.*	366,032
596	Computer Programs & Systems Inc.(a)	14,334
584	Cotiviti Holdings Inc.*	17,397
736	Evolent Health Inc., Class A Shares*	13,837
1,169	HealthStream Inc.*	29,295
3,975	HMS Holdings Corp.*	72,822
2,749	Inovalon Holdings Inc., Class A Shares*(a)	42,197
2,548	Medidata Solutions Inc.*	140,726
25,772	Omnicell Inc.*	923,926
2,402	Quality Systems Inc.	31,514
4,475	Veeva Systems Inc., Class A Shares*	207,998
1,069	Vocera Communications Inc.*	19,456

	Total Health Care Technology	2,935,977

Life Sciences Tools & Services - 1.8%
1,041	Accelerate Diagnostics Inc.*(a)	25,973
45,183	Agilent Technologies Inc.	1,987,148
1,113	Albany Molecular Research Inc.*	18,754
964	Bio-Rad Laboratories Inc., Class A Shares*	167,254
1,725	Bio-Techne Corp.	181,746
4,892	Bruker Corp.	110,950
1,479	Cambrex Corp.*	74,098
18,331	Charles River Laboratories International Inc.*	1,303,334
992	ChromaDex Corp.*	2,411
2,035	Enzo Biochem Inc.*	13,879
29,441	Fluidigm Corp.*	189,306
21,035	ICON PLC*	1,591,087
3,528	Illumina Inc.*	469,718

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.1% - (continued)
Life Sciences Tools & Services - 1.8% - (continued)
1,959	INC Research Holdings Inc., Class A Shares*	$96,970
19,904	Luminex Corp.*	404,648
383	Medpace Holdings Inc.*	13,665
748	NanoString Technologies Inc.*	16,456
2,589	NeoGenomics Inc.*	23,146
3,765	Pacific Biosciences of California Inc.*	28,652
9,942	PAREXEL International Corp.*	586,578
1,544	Patheon NV*	42,244
5,062	PerkinElmer Inc.	256,745
1,137	PRA Health Sciences Inc.*	61,080
24,834	QIAGEN NV*	678,465
6,578	Quintiles IMS Holdings Inc.*	505,388
3,647	VWR Corp.*	99,198

	Total Life Sciences Tools & Services	8,948,893

Pharmaceuticals - 1.2%
1,313	AcelRx Pharmaceuticals Inc.*(a)	4,070
18,570	Aclaris Therapeutics Inc.*	556,171
1,128	Aerie Pharmaceuticals Inc.*	41,905
585	Agile Therapeutics Inc.*	4,019
3,916	Akorn Inc.*	83,098
1,650	Amphastar Pharmaceuticals Inc.*	33,445
1,683	Ampio Pharmaceuticals Inc.*	1,279
391	ANI Pharmaceuticals Inc.*(a)	23,042
1,663	Aratana Therapeutics Inc.*	11,857
419	Axsome Therapeutics Inc.*	2,744
3,188	Bio-Path Holdings Inc.*(a)	3,921
205,010	Cardiome Pharma Corp.*	563,777
4,655	Catalent Inc.*	111,394
2,091	Cempra Inc.*	13,591
568	Collegium Pharmaceutical Inc.*(a)	9,406
3,316	Corcept Therapeutics Inc.*	27,821
2,851	Depomed Inc.*	54,454
1,179	Dermira Inc.*	37,704
4,782	Durect Corp.*(a)	6,264
800	Egalet Corp.*(a)	5,384
9,602	Endo International PLC*	153,728
1,819	Endocyte Inc.*(a)	4,839
386	Flex Pharma Inc.*(a)	2,374
315	Heska Corp.*	20,825
20,851	Horizon Pharma PLC*	412,850
3,458	Impax Laboratories Inc.*	49,968
3,735	Innoviva Inc.*(a)	38,620
1,177	Intersect ENT Inc.*	12,241
1,625	Intra-Cellular Therapies Inc., Class A Shares*(a)	22,652
1,277	Lannett Co., Inc.*(a)	29,243
660	Lipocine Inc.*	2,257
3,138	Medicines Co. (The)*(a)	110,144
571	MyoKardia Inc.*	8,993
57,132	Nektar Therapeutics, Class A Shares*	701,867
483	Neos Therapeutics Inc.*(a)	3,429
668	Ocular Therapeutix Inc.*(a)	6,206
2,071	Omeros Corp.*(a)	25,453
23,816	Pacira Pharmaceuticals Inc.*	758,540
909	Paratek Pharmaceuticals Inc.*	12,226
850	Phibro Animal Health Corp., Class A Shares	23,332
2,484	Prestige Brands Holdings Inc.*	118,164
218	Reata Pharmaceuticals Inc., Class A Shares*	5,666
933	Revance Therapeutics Inc.*(a)	15,628
2,547	SciClone Pharmaceuticals Inc.*	25,343
952	Sucampo Pharmaceuticals Inc., Class A Shares*	15,470

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.1% - (continued)
Pharmaceuticals - 1.2% - (continued)
2,187	Supernus Pharmaceuticals Inc.*	$47,130
2,095	Teligent Inc.*	15,063
1,504	Tetraphase Pharmaceuticals Inc.*	6,302
6,940	TherapeuticsMD Inc.*(a)	41,224
1,724	Theravance Biopharma Inc.*(a)	47,996
644	Titan Pharmaceuticals Inc.*	2,834
373	WaVe Life Sciences Ltd.*	13,279
26,633	Zoetis Inc., Class A Shares	1,341,771
1,306	Zogenix Inc.*	16,456

	Total Pharmaceuticals	5,707,459

	TOTAL HEALTH CARE	63,618,959

INDUSTRIALS - 20.9%
Aerospace & Defense - 2.8%
1,514	AAR Corp.	55,851
2,752	Aerojet Rocketdyne Holdings Inc.*	55,921
19,724	Aerovironment Inc.*	558,189
916	Astronics Corp.*	33,819
4,765	B/E Aerospace Inc.	286,091
4,331	BWX Technologies Inc.	169,602
1,181	Cubic Corp.	54,680
2,049	Curtiss-Wright Corp.	205,966
2,916	DigitalGlobe Inc.*	93,749
440	Ducommun Inc.*	12,584
807	Engility Holdings Inc.*	29,254
1,375	Esterline Technologies Corp.*	120,931
908	HEICO Corp.	71,278
15,342	HEICO Corp., Class A Shares	1,030,982
87,636	Hexcel Corp.	4,532,534
2,171	Huntington Ingalls Industries Inc.	388,088
75,221	KEYW Holding Corp. (The)*(a)	942,519
2,450	KLX Inc.*	95,526
1,970	Kratos Defense & Security Solutions Inc.*	14,420
44,565	Mercury Systems Inc.*	1,324,026
1,480	Moog Inc., Class A Shares*	103,348
222	National Presto Industries Inc.	21,123
2,722	Orbital ATK Inc.	232,268
377	Sparton Corp.*	9,191
27,487	Spirit AeroSystems Holdings Inc., Class A Shares*	1,601,118
2,429	TASER International Inc.*	66,142
6,279	Teledyne Technologies Inc.*	784,059
15,200	Textron Inc.	699,656
2,307	Triumph Group Inc.	64,135
531	Vectrus Inc.*	12,266

	Total Aerospace & Defense	13,669,316

Air Freight & Logistics - 0.1%
2,296	Air Transport Services Group Inc.*	37,195
1,116	Atlas Air Worldwide Holdings Inc.*	55,130
1,331	Echo Global Logistics Inc.*	33,408
1,375	Forward Air Corp.	66,523
1,557	Hub Group Inc., Class A Shares*	66,717
407	Park-Ohio Holdings Corp.	17,155
1,739	Radiant Logistics Inc.*	6,330
4,543	XPO Logistics Inc.*	202,300

	Total Air Freight & Logistics	484,758

Airlines - 0.7%
5,588	Alaska Air Group Inc.	459,725
609	Allegiant Travel Co., Class A Shares	99,511
1,451	Copa Holdings SA, Class A Shares	128,950
2,469	Hawaiian Holdings Inc.*	126,783

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.9% - (continued)
Airlines - 0.7% - (continued)
15,060	JetBlue Airways Corp.*	$302,555
2,309	SkyWest Inc.	85,087
27,476	Spirit Airlines Inc.*	1,527,666
8,329	United Continental Holdings Inc.*	574,285
889	Virgin America Inc.*(a)	50,228

	Total Airlines	3,354,790

Building Products - 1.7%
1,856	AAON Inc.	61,062
1,580	Advanced Drainage Systems Inc.	32,074
4,478	Allegion PLC	299,623
11,306	American Woodmark Corp.*	866,605
21,780	AO Smith Corp.	1,059,161
1,323	Apogee Enterprises Inc.	63,107
1,050	Armstrong Flooring Inc.*	19,667
2,199	Armstrong World Industries Inc.*	91,698
3,910	Builders FirstSource Inc.*	43,245
1,094	Caesarstone Ltd.*	29,757
1,606	Continental Building Products Inc.*	35,974
636	CSW Industrials Inc.*	23,214
7,125	Fortune Brands Home & Security Inc.	392,944
1,488	Gibraltar Industries Inc.*	66,960
1,372	Griffon Corp.	32,791
829	Insteel Industries Inc.	32,804
1,847	Lennox International Inc.	274,593
1,399	Masonite International Corp.*	90,655
113,475	NCI Building Systems Inc.*	1,895,032
14,249	Owens Corning	732,114
680	Patrick Industries Inc.*	48,518
2,277	PGT Inc.*	25,275
115,214	Ply Gem Holdings Inc.*	1,757,014
1,614	Quanex Building Products Corp.	31,392
1,935	Simpson Manufacturing Co., Inc.	91,216
1,387	Trex Co., Inc.*	91,251
930	Universal Forest Products Inc.	92,386
4,063	USG Corp.*	116,364

	Total Building Products	8,396,496

Commercial Services & Supplies - 2.5%
2,601	ABM Industries Inc.	114,444
4,855	ACCO Brands Corp.*	60,445
344	Aqua Metals Inc.*(a)	4,231
1,684	ARC Document Solutions Inc.*	7,511
2,128	Brady Corp., Class A Shares	78,204
2,100	Brink’s Co. (The)	84,840
1,823	Casella Waste Systems Inc., Class A Shares*	23,079
1,470	CECO Environmental Corp.	20,859
12,980	Cintas Corp.	1,487,508
15,830	Clean Harbors Inc.*	836,615
4,545	Copart Inc.*	248,702
132,011	Covanta Holding Corp.	1,927,361
2,251	Deluxe Corp.	152,393
1,125	Ennis Inc.	18,169
1,696	Essendant Inc.	32,852
912	G&K Services Inc., Class A Shares	87,479
3,238	Healthcare Services Group Inc.	126,120
607	Heritage-Crystal Clean Inc.*	9,894
25,032	Herman Miller Inc.	813,540
2,099	HNI Corp.	110,764
155,384	InnerWorkings Inc.*	1,437,302
2,987	Interface Inc., Class A Shares	51,974
29,581	KAR Auction Services Inc.	1,247,135

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.9% - (continued)
Commercial Services & Supplies - 2.5% - (continued)
1,820	Kimball International Inc., Class B Shares	$27,300
2,210	Knoll Inc.	58,587
1,238	LSC Communications Inc.	25,552
1,489	Matthews International Corp., Class A Shares	108,325
1,052	McGrath RentCorp	38,840
2,036	Mobile Mini Inc.	62,505
1,457	MSA Safety Inc.	90,567
8,425	Multi-Color Corp.	605,758
8,805	Pitney Bowes Inc.	126,352
1,401	Quad/Graphics Inc.	39,410
4,449	Rollins Inc.	142,946
3,301	RR Donnelley & Sons Co.	57,404
805	SP Plus Corp.*	22,339
3,957	Steelcase Inc., Class A Shares	61,531
1,324	Team Inc.*	45,413
2,671	Tetra Tech Inc.	114,452
845	TRC Cos., Inc.*	8,197
706	UniFirst Corp.	99,793
1,005	US Ecology Inc.	46,682
941	Viad Corp.	41,310
484	VSE Corp.	18,736
15,248	Waste Connections Inc.	1,165,557
2,032	West Corp.	48,484

	Total Commercial Services & Supplies	12,037,461

Construction & Engineering - 2.1%
7,114	AECOM*	258,594
1,595	Aegion Corp., Class A Shares*	38,583
881	Ameresco Inc., Class A Shares*	5,242
618	Argan Inc.	37,358
4,863	Chicago Bridge & Iron Co. NV	162,959
1,699	Comfort Systems USA Inc.	54,708
1,413	Dycom Industries Inc.*	103,474
27,708	EMCOR Group Inc.	1,922,104
25,524	Granite Construction Inc.	1,505,661
2,352	Great Lakes Dredge & Dock Corp.*	9,996
1,060	HC2 Holdings Inc.*	5,046
299	IES Holdings Inc.*	5,875
48,616	Jacobs Engineering Group Inc.*	3,014,678
51,372	KBR Inc.	858,426
125,363	Layne Christensen Co.*(a)	1,333,862
3,068	MasTec Inc.*	116,431
750	MYR Group Inc.*	28,095
340	NV5 Global Inc.*	12,427
1,240	Orion Group Holdings Inc.*	12,363
1,832	Primoris Services Corp.	42,008
6,706	Quanta Services Inc.*	226,126
1,754	Tutor Perini Corp.*	45,779
4,228	Valmont Industries Inc.	629,549

	Total Construction & Engineering	10,429,344

Electrical Equipment - 0.6%
328	Allied Motion Technologies Inc.	7,013
340	American Superconductor Corp.*	2,632
571	Atkore International Group Inc.*	12,248
1,209	AZZ Inc.	78,706
2,237	Babcock & Wilcox Enterprises Inc.*	35,658
935	Encore Wire Corp.	39,737
748	Energous Corp.*(a)	11,856
2,020	EnerSys	160,752
979	FuelCell Energy Inc.*	2,203
3,038	Generac Holdings Inc.*	124,497

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.9% - (continued)
Electrical Equipment - 0.6% - (continued)
2,218	General Cable Corp.	$41,587
2,550	Hubbell Inc., Class B Shares	286,314
1,036	LSI Industries Inc.	10,173
9,596	Plug Power Inc.*(a)	13,099
34,007	Powell Industries Inc.	1,463,661
81	Power Solutions International Inc.*	1,046
144	Preformed Line Products Co.	8,055
2,080	Regal Beloit Corp.	151,632
2,938	Sunrun Inc.*	14,984
34,527	Thermon Group Holdings Inc.*	664,299
637	Vicor Corp.*	9,300

	Total Electrical Equipment	3,139,452

Industrial Conglomerates - 0.7%
17,428	Carlisle Cos., Inc.	1,954,899
1,665	Raven Industries Inc.	41,708
7,411	Roper Technologies Inc.	1,342,206

	Total Industrial Conglomerates	3,338,813

Machinery - 5.1%
2,727	Actuant Corp., Class A Shares	70,766
3,231	AGCO Corp.	180,290
440	Alamo Group Inc.	32,151
1,333	Albany International Corp., Class A Shares	62,251
6,564	Allison Transmission Holdings Inc.	217,728
1,159	Altra Industrial Motion Corp.	40,565
357	American Railcar Industries Inc.(a)	16,026
885	Astec Industries Inc.	58,675
2,365	Barnes Group Inc.	109,263
330	Blue Bird Corp.*	5,379
1,990	Briggs & Stratton Corp.	41,233
1,424	Chart Industries Inc.*	50,623
759	CIRCOR International Inc.	48,098
2,196	CLARCOR Inc.	154,708
4,584	Colfax Corp.*	172,404
996	Columbus McKinnon Corp.	26,215
2,268	Crane Co.	166,675
782	DMC Global Inc.	12,786
5,896	Donaldson Co., Inc.	239,142
1,036	Douglas Dynamics Inc.	33,100
1,692	Energy Recovery Inc.*	18,426
1,006	EnPro Industries Inc.	61,165
1,186	ESCO Technologies Inc.	66,297
462	ExOne Co. (The)*(a)	4,560
2,834	Federal Signal Corp.	44,777
6,058	Flowserve Corp.	287,452
2,167	Franklin Electric Co., Inc.	84,621
494	FreightCar America Inc.	7,252
303	Gencor Industries Inc*	4,257
985	Global Brass & Copper Holdings Inc.	28,220
796	Gorman-Rupp Co. (The)	23,840
2,570	Graco Inc.	208,761
362	Graham Corp.	8,044
1,255	Greenbrier Cos., Inc. (The)(a)	48,694
678	Hardinge Inc.	7,478
40,098	Harsco Corp.	561,372
2,775	Hillenbrand Inc.	97,125
240	Hurco Cos., Inc.	7,824
446	Hyster-Yale Materials Handling Inc.	28,794
26,598	IDEX Corp.	2,489,839
14,809	ITT Inc.	597,839
24,672	John Bean Technologies Corp.	2,225,414

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.9% - (continued)
Machinery - 5.1% - (continued)
4,562	Joy Global Inc.	$127,873
485	Kadant Inc.	30,361
3,670	Kennametal Inc.	126,578
2,843	Lincoln Electric Holdings Inc.	223,204
497	Lindsay Corp.	41,887
760	Lydall Inc.*	45,372
409,395	Manitowoc Co., Inc. (The)*	2,439,994
5,982	Manitowoc Foodservice Inc.*	106,121
40,243	Meritor Inc.*	507,867
2,640	Middleby Corp. (The)*	361,627
637	Milacron Holdings Corp.*	10,759
563	Miller Industries Inc.	14,357
2,650	Mueller Industries Inc.	100,673
116,398	Mueller Water Products Inc., Class A Shares	1,539,946
2,333	Navistar International Corp.*	71,763
1,160	NN Inc.	19,662
2,656	Nordson Corp.	283,475
170	Omega Flex Inc.	7,604
3,386	Oshkosh Corp.	237,020
1,151	Proto Labs Inc.*	59,967
1,052	RBC Bearings Inc.*	89,168
3,913	Rexnord Corp.*	86,086
17,305	Snap-on Inc.	2,893,396
1,922	SPX Corp.*	46,954
62,464	SPX FLOW Inc.*	1,957,622
585	Standex International Corp.	51,539
1,050	Sun Hydraulics Corp.	41,727
574	Supreme Industries Inc., Class A Shares	8,139
810	Tennant Co.	60,831
4,939	Terex Corp.	150,738
3,278	Timken Co. (The)	128,006
2,070	Titan International Inc.	23,929
4,971	Toro Co. (The)	263,115
2,082	TriMas Corp.*	44,659
6,981	Trinity Industries Inc.	194,002
13,800	Twin Disc Inc.*	200,238
3,025	Wabash National Corp.*	41,715
2,459	WABCO Holdings Inc.*	242,236
24,935	Wabtec Corp.	2,111,246
1,282	Watts Water Technologies Inc., Class A Shares	87,561
11,979	Woodward Inc.	811,338
8,331	Xylem Inc.	429,713

	Total Machinery	24,970,197

Marine - 0.3%
1,126	Costamare Inc.	6,486
42,700	Danaos Corp.*	132,370
2,459	Kirby Corp.*	156,024
29,627	Matson Inc.	1,114,271
2,909	Scorpio Bulkers Inc.*	15,127

	Total Marine	1,424,278

Professional Services - 1.3%
721	Acacia Research Corp.*	4,975
1,943	Advisory Board Co. (The)*	68,782
359	Barrett Business Services Inc.	20,926
2,680	CBIZ Inc.*	33,232
8,294	CEB Inc.	488,931
636	Cogint Inc.*	2,099
365	CRA International Inc.	11,994
1,700	Dun & Bradstreet Corp. (The)	206,924
13,305	Equifax Inc.	1,522,757

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.9% - (continued)
Professional Services - 1.3% - (continued)
1,196	Exponent Inc.	$72,537
449	Franklin Covey Co.*	9,339
1,961	FTI Consulting Inc.*	83,735
559	GP Strategies Corp.*	14,674
934	Heidrick & Struggles International Inc.	19,801
1,829	Hill International Inc.*	7,316
14,113	Huron Consulting Group Inc.*	744,461
851	ICF International Inc.*	47,103
727	Insperity Inc.	52,635
1,361	Kelly Services Inc., Class A Shares	27,411
1,132	Kforce Inc.	25,017
2,668	Korn/Ferry International	67,714
3,324	ManpowerGroup Inc.	283,903
76,779	Mistras Group Inc.*	1,815,056
2,245	Navigant Consulting Inc.*	55,451
2,385	On Assignment Inc.*	98,477
1,645	Resources Connection Inc.	26,484
5,947	Robert Half International Inc.	266,842
2,221	RPX Corp.*	23,209
2,472	TransUnion*	73,740
1,911	TriNet Group Inc.*	48,215
1,935	TrueBlue Inc.*	40,538
1,690	WageWorks Inc.*	124,806

	Total Professional Services	6,389,084

Road & Rail - 1.2%
284	AMERCO	96,975
1,199	ArcBest Corp.	36,510
25,908	Avis Budget Group Inc.*	992,017
1,469	Celadon Group Inc.	11,825
438	Covenant Transportation Group Inc., Class A Shares*	9,080
2,641	Genesee & Wyoming Inc., Class A Shares*	201,772
2,160	Heartland Express Inc.	46,462
3,374	Hertz Global Holdings Inc.*	84,957
6,301	JB Hunt Transport Services Inc.	600,926
3,119	Knight Transportation Inc.	109,165
1,964	Landstar System Inc.	159,968
18,741	Marten Transport Ltd.	456,343
3,145	Old Dominion Freight Line Inc.*	274,559
43	PAM Transportation Services Inc.*	1,066
1,683	Roadrunner Transportation Systems Inc.*	16,880
32,630	Ryder System Inc.	2,554,929
1,192	Saia Inc.*	49,766
3,456	Swift Transportation Co., Class A Shares*	86,296
346	Universal Logistics Holdings Inc.	4,913
357	USA Truck Inc.*	3,217
2,136	Werner Enterprises Inc.	57,779
1,466	YRC Worldwide Inc.*	18,589

	Total Road & Rail	5,873,994

Trading Companies & Distributors - 1.7%
4,494	Air Lease Corp., Class A Shares	161,155
2,205	Aircastle Ltd.	47,363
1,694	Applied Industrial Technologies Inc.	101,386
20,743	Beacon Roofing Supply Inc.*	962,268
2,599	BMC Stock Holdings Inc.*	48,991
705	CAI International Inc.*	6,225
601	DXP Enterprises Inc.*	20,248
1,898	GATX Corp.(a)	103,707
330	GMS Inc.*	8,286
1,548	H&E Equipment Services Inc.	28,499
33,358	HD Supply Holdings Inc.*	1,308,968

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.9% - (continued)
Trading Companies & Distributors - 1.7% - (continued)
1,128	Herc Holdings Inc.*	$44,827
1,254	Kaman Corp.	61,095
403	Lawson Products Inc.*	9,551
4,355	MRC Global Inc.*	87,666
2,199	MSC Industrial Direct Co., Inc., Class A Shares	196,459
564	Neff Corp., Class A Shares*	7,416
4,964	NOW Inc.*	106,924
33,292	Rush Enterprises Inc., Class A Shares*	1,007,083
276	Rush Enterprises Inc., Class B Shares*	7,626
18,000	SiteOne Landscape Supply Inc.*	603,000
901	Textainer Group Holdings Ltd.	8,740
690	Titan Machinery Inc.*	9,653
1,871	Triton International Ltd.	36,091
4,116	United Rentals Inc.*	416,169
26,732	Univar Inc.*	665,627
407	Veritiv Corp.*	19,068
12,372	Watsco Inc.	1,843,428
2,262	WESCO International Inc.*	153,590
210	Willis Lease Finance Corp.*	5,626

	Total Trading Companies & Distributors	8,086,735

Transportation Infrastructure - 0.1%
3,470	Macquarie Infrastructure Corp.	284,332
2,583	Wesco Aircraft Holdings Inc.*	38,099

	Total Transportation Infrastructure	322,431

	TOTAL INDUSTRIALS	101,917,149

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.6%
2,243	ADTRAN Inc.	45,645
1,111	Aerohive Networks Inc.*	6,122
771	Applied Optoelectronics Inc.*	19,098
1,813	Arista Networks Inc.*	171,891
85,909	ARRIS International PLC*	2,464,729
429	Bel Fuse Inc., Class B Shares	12,570
570	Black Box Corp.	8,749
35,013	Brocade Communications Systems Inc.	432,060
1,603	CalAmp Corp.*	23,308
2,086	Calix Inc.*	15,749
89,744	Ciena Corp.*	1,925,009
411	Clearfield Inc.*	7,891
5,978	CommScope Holding Co., Inc.*	215,088
1,124	Comtech Telecommunications Corp.	12,926
1,211	Digi International Inc.*	16,227
2,116	EchoStar Corp., Class A Shares*	107,916
754	EMCORE Corp.	4,826
4,891	Extreme Networks Inc.*	20,689
4,991	Finisar Corp.*	165,851
3,947	Harmonic Inc.*	18,354
90,471	Infinera Corp.*	769,003
1,612	InterDigital Inc.	127,670
2,908	Ixia*	39,985
659	KVH Industries Inc.*	7,183
2,336	Lumentum Holdings Inc.*	93,674
1,520	NETGEAR Inc.*	81,624
4,157	NetScout Systems Inc.*	129,698
4,632	Oclaro Inc.*	41,410
1,560	Plantronics Inc.	80,839
3,042	ShoreTel Inc.*	21,294
301	Silicom Ltd.	11,838
46,957	Sonus Networks Inc.*	283,151

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.1% - (continued)
Communications Equipment - 1.6% - (continued)
1,201	Ubiquiti Networks Inc.*	$67,208
2,059	ViaSat Inc.*	146,766
53,656	Viavi Solutions Inc.*	421,200

	Total Communications Equipment	8,017,241

Electronic Equipment, Instruments & Components - 2.7%
597	Agilysys Inc.*	6,095
9,078	Amphenol Corp., Class A Shares	619,664
1,346	Anixter International Inc.*	105,190
4,236	Arrow Electronics Inc.*	289,192
5,959	Avnet Inc.	273,459
2,199	AVX Corp.	33,403
1,282	Badger Meter Inc.	46,473
1,948	Belden Inc.	143,957
2,320	Benchmark Electronics Inc.*	65,772
7,568	CDW Corp.	387,784
3,792	Cognex Corp.	226,420
1,122	Coherent Inc.*	146,421
1,111	Control4 Corp.*	12,710
1,410	CTS Corp.	31,161
1,833	Daktronics Inc.	18,862
2,361	Dolby Laboratories Inc., Class A Shares	108,960
812	DTS Inc.	34,478
1,120	Electro Scientific Industries Inc.*	5,824
285	ePlus Inc.*	31,692
1,615	Fabrinet*	69,122
734	FARO Technologies Inc.*	26,718
5,968	Fitbit Inc., Class A Shares*	49,892
24,735	Flex Ltd.*	352,226
6,405	FLIR Systems Inc.	230,004
12,776	II-VI Inc.*	385,835
6,735	Ingram Micro Inc., Class A Shares*	252,158
1,711	Insight Enterprises Inc.*	59,919
3,842	InvenSense Inc., Class A Shares*(a)	29,353
1,648	IPG Photonics Corp.*	158,076
12,450	Itron Inc.*	799,290
8,759	Jabil Circuit Inc.	185,253
85,161	Keysight Technologies Inc.*	3,136,480
1,224	Kimball Electronics Inc.*	21,359
4,107	Knowles Corp.*(a)	65,835
1,025	Littelfuse Inc.	149,435
46,721	Maxwell Technologies Inc.*(a)	233,605
139	Mesa Laboratories Inc.	17,244
1,687	Methode Electronics Inc.	62,335
740	MTS Systems Corp.	39,849
4,819	National Instruments Corp.	142,016
1,381	Novanta Inc.*	27,965
25,090	Orbotech Ltd.*	794,600
7,814	OSI Systems Inc.*	591,520
999	Park Electrochemical Corp.	18,112
478	PC Connection Inc.	12,830
1,572	Plexus Corp.*	80,329
1,285	Radisys Corp.*	5,371
826	Rogers Corp.*	61,388
3,394	Sanmina Corp.*	111,493
1,179	ScanSource Inc.*	44,625
1,359	SYNNEX Corp.	158,881
642	Systemax Inc.	5,547
1,618	Tech Data Corp.*	137,320
11,752	Trimble Inc.*	331,289
3,388	TTM Technologies Inc.*	45,975

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.1% - (continued)
Electronic Equipment, Instruments & Components - 2.7% - (continued)
14,471	Universal Display Corp.*	$790,840
23,478	VeriFone Systems Inc.*	396,543
6,357	Vishay Intertechnology Inc.	96,309
461	Vishay Precision Group Inc.*	8,413
2,419	Zebra Technologies Corp., Class A Shares*	191,222

	Total Electronic Equipment, Instruments & Components	12,964,093

Internet Software & Services - 0.8%
1,709	2U Inc.*	56,500
1,710	Actua Corp.*	23,170
438	Alarm.com Holdings Inc.*	12,974
934	Amber Road Inc.*	10,862
1,921	Angie’s List Inc.*	16,501
285	Appfolio Inc., Class A Shares*	6,242
258	Autobytel Inc.*	3,573
2,194	Bankrate Inc.*	22,488
3,781	Bazaarvoice Inc.*	20,039
580	Benefitfocus Inc.*	15,834
1,807	Blucora Inc.*	25,569
2,221	Box Inc., Class A Shares*(a)	33,804
1,464	Brightcove Inc.*	12,151
762	Carbonite Inc.*	14,097
755	Care.com Inc.*	6,433
1,202	ChannelAdvisor Corp.*	17,309
1,156	Cimpress NV*	100,514
652	CommerceHub Inc., Series A*	9,858
1,305	CommerceHub Inc., Series C*	19,249
2,238	comScore Inc.*	64,992
2,327	Cornerstone OnDemand Inc.*	83,563
6,972	CoStar Group Inc.*	1,332,419
2,559	DHI Group Inc.*	15,610
4,768	EarthLink Holdings Corp.	25,175
2,694	Endurance International Group Holdings Inc.*	21,417
1,936	Envestnet Inc.*	69,890
1,335	Everyday Health Inc.*	13,951
1,569	Five9 Inc.*	24,837
479	Global Sources Ltd.*	4,311
2,186	GoDaddy Inc., Class A Shares*	77,253
2,684	Gogo Inc.*(a)	25,203
3,745	GrubHub Inc.*	138,677
1,242	GTT Communications Inc.*	31,547
2,035	Hortonworks Inc.*(a)	18,498
3,278	IAC/InterActiveCorp.*	220,806
524	Instructure Inc.*	10,244
2,008	IntraLinks Holdings Inc.*	22,530
2,179	j2 Global Inc.	160,178
2,946	Limelight Networks Inc.*	6,246
1,072	Liquidity Services Inc.*	9,862
2,599	LivePerson Inc.*	20,792
1,165	LogMeIn Inc.	117,490
1,380	Marchex Inc., Class B Shares*	3,616
1,403	Match Group Inc.*	25,226
2,129	MeetMe Inc.*	10,262
660	MINDBODY Inc., Class A Shares*(a)	14,256
1,015	New Relic Inc.*	32,186
2,975	NIC Inc.	74,672
383	Numerex Corp., Class A Shares*	3,068
10,270	Pandora Media Inc.*(a)	119,337
1,174	Q2 Holdings Inc.*	34,633
1,618	QuinStreet Inc.*	5,161
2,915	Quotient Technology Inc.*	37,312

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.1% - (continued)
Internet Software & Services - 0.8% - (continued)
1,166	RealNetworks Inc.*	$5,457
303	Reis Inc.	6,621
1,869	RetailMeNot Inc.*	17,195
344	Rightside Group Ltd.*	2,700
880	Shutterstock Inc.*	41,413
773	SPS Commerce Inc.*	53,546
757	Stamps.com Inc.*(a)	80,393
831	TechTarget Inc.*	6,989
2,624	TrueCar Inc.*(a)	32,485
547	Twilio Inc., Class A Shares*(a)	18,554
1,940	Web.com Group Inc.*	30,943
1,717	WebMD Health Corp., Class A Shares*	91,585
1,073	Xactly Corp.*	15,129
1,221	XO Group Inc.*	22,564
3,177	Yelp Inc., Class A Shares*	118,184
2,424	Zillow Group Inc., Class A Shares*	85,204
4,736	Zillow Group Inc., Class C Shares*(a)	170,117

	Total Internet Software & Services	4,101,466

IT Services - 3.9%
30,603	Acxiom Corp.*	811,898
652	ALJ Regional Holdings Inc.*	2,849
2,942	Alliance Data Systems Corp.	673,071
1,092	Black Knight Financial Services Inc., Class A Shares*	40,404
2,581	Blackhawk Network Holdings Inc., Class A Shares*	92,916
5,342	Booz Allen Hamilton Holding Corp., Class A Shares	201,981
5,507	Broadridge Financial Solutions Inc.	356,523
1,138	CACI International Inc., Class A Shares*	147,257
2,090	Cardtronics PLC, Class A Shares*	103,392
505	Cass Information Systems Inc.	35,350
4,165	Convergys Corp.	107,749
33,252	CoreLogic Inc.*	1,254,598
1,498	CSG Systems International Inc.	66,661
7,651	CSRA Inc.	244,909
792	Datalink Corp.*	8,870
7,339	DST Systems Inc.	757,458
2,232	EPAM Systems Inc.*	147,089
62,653	Euronet Worldwide Inc.*	4,493,473
2,936	EVERTEC Inc.	53,582
1,534	ExlService Holdings Inc.*	72,957
490	Forrester Research Inc.	20,041
10,145	Gartner Inc.*	1,043,109
27,210	Genpact Ltd.*	651,135
19,153	Global Payments Inc.	1,312,938
1,037	Hackett Group Inc. (The)	18,417
1,769	Information Services Group Inc.*	6,209
28,540	InterXion Holding NV*	974,926
9,746	Jack Henry & Associates Inc.	842,444
6,175	Leidos Holdings Inc.	316,160
2,467	Lionbridge Technologies Inc.*	12,384
1,144	ManTech International Corp., Class A Shares	49,204
2,995	MAXIMUS Inc.	165,594
40,340	MoneyGram International Inc.*	440,513
231	NCI Inc., Class A Shares	3,026
36,000	NeuStar Inc., Class A Shares*(a)	873,000
1,683	Perficient Inc.*	30,294
716	PFSweb Inc.*	5,692
2,390	Planet Payment Inc.*	9,608
9,656	Sabre Corp.	249,608
1,953	Science Applications International Corp.	161,259
3,090	ServiceSource International Inc.*	18,324

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.1% - (continued)
IT Services - 3.9% - (continued)
2,361	Square Inc., Class A Shares*	$30,551
1,857	Sykes Enterprises Inc.*	52,330
1,580	Syntel Inc.	30,652
854	TeleTech Holdings Inc.	24,553
6,064	Teradata Corp.*	162,818
5,424	Travelport Worldwide Ltd.	75,936
2,436	Unisys Corp.*	36,175
16,854	Vantiv Inc., Class A Shares*	951,071
1,299	Virtusa Corp.*	28,864
1,804	WEX Inc.*	199,360
23,870	WNS Holdings Ltd., ADR*	597,466

	Total IT Services	19,066,648

Semiconductors & Semiconductor Equipment - 3.3%
251	Acacia Communications Inc.*(a)	17,384
1,849	Advanced Energy Industries Inc.*	102,083
34,854	Advanced Micro Devices Inc.*	310,549
891	Alpha & Omega Semiconductor Ltd.*	19,379
1,476	Ambarella Inc.*	90,804
4,668	Amkor Technology Inc.*	55,176
3,581	Applied Micro Circuits Corp.*	31,334
1,358	Axcelis Technologies Inc.*	18,537
3,149	Brooks Automation Inc.	51,329
1,086	Cabot Microelectronics Corp.	64,704
10,070	Cavium Inc.*	574,292
10,890	CEVA Inc.*	346,302
2,900	Cirrus Logic Inc.*	159,500
1,375	Cohu Inc.	17,119
4,630	Cree Inc.*	117,232
54,456	Cypress Semiconductor Corp.	612,630
1,720	Diodes Inc.*	41,882
791	DSP Group Inc.*	9,255
6,556	Entegris Inc.*	117,680
1,871	Exar Corp.*	18,691
3,536	First Solar Inc.*(a)	107,211
49,691	FormFactor Inc.*	556,539
3,371	GigPeak Inc.*	9,068
12,557	Inphi Corp.*	567,200
18,199	Integrated Device Technology Inc.*	425,857
6,262	Intersil Corp., Class A Shares	138,703
1,239	IXYS Corp.	14,496
3,077	Kopin Corp.*	7,877
10,328	Lam Research Corp.	1,094,975
5,637	Lattice Semiconductor Corp.*	39,515
15,964	MACOM Technology Solutions Holdings Inc.*	795,326
18,727	Marvell Technology Group Ltd.	268,545
2,583	MaxLinear Inc., Class A Shares*	52,771
19,200	Mellanox Technologies Ltd.*	795,840
21,594	Microsemi Corp.*	1,182,271
2,470	MKS Instruments Inc.	142,148
16,368	Monolithic Power Systems Inc.	1,342,831
1,127	Nanometrics Inc.*	26,947
1,517	NeoPhotonics Corp.*	19,600
260	NVE Corp.	17,360
6,260	NXP Semiconductors NV*	620,679
19,263	ON Semiconductor Corp.*	226,918
1,232	PDF Solutions Inc.*	29,014
3,032	Photronics Inc.*	30,320
1,267	Power Integrations Inc.	85,269
18,787	Qorvo Inc.*	1,003,414
81,669	Rambus Inc.*	1,073,947

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.1% - (continued)
Semiconductors & Semiconductor Equipment - 3.3% - (continued)
1,446	Rudolph Technologies Inc.*	$28,342
3,004	Semtech Corp.*	84,412
1,790	Sigma Designs Inc.*	13,425
1,906	Silicon Laboratories Inc.*	126,463
2,834	SunPower Corp., Class A Shares*(a)	19,158
1,632	Synaptics Inc.*	89,075
9,483	Teradyne Inc.	231,196
2,267	Tessera Technologies Inc.	89,773
1,249	Ultra Clean Holdings Inc.*	12,540
44,795	Ultratech Inc.*	1,026,701
28,119	Veeco Instruments Inc.*	749,371
2,704	Xcerra Corp.*	17,143

	Total Semiconductors & Semiconductor Equipment	15,938,102

Software - 5.4%
4,055	8x8 Inc.*	55,351
2,148	A10 Networks Inc.*	17,614
5,355	ACI Worldwide Inc.*	99,657
29,411	Activision Blizzard Inc.	1,076,737
1,467	American Software Inc., Class A Shares	16,166
4,090	ANSYS Inc.*	384,583
3,819	Aspen Technology Inc.*	201,758
1,182	Atlassian Corp. PLC, Class A Shares*	32,079
963	Barracuda Networks Inc.*	21,225
2,183	Blackbaud Inc.	137,049
1,864	Bottomline Technologies de Inc.*	46,712
28,478	BroadSoft Inc.*	1,181,837
68,987	Cadence Design Systems Inc.*	1,812,978
2,575	Callidus Software Inc.*	40,428
25,313	CDK Global Inc.	1,460,560
17,438	CommVault Systems Inc.*	941,652
64,986	Covisint Corp.*	146,219
459	Digimarc Corp.*(a)	14,252
1,167	Ebix Inc.(a)	69,553
22,262	Electronic Arts Inc.*	1,764,041
1,517	Ellie Mae Inc.*	125,228
1,037	EnerNOC Inc.*	6,118
738	Exa Corp.*	10,945
1,431	Fair Isaac Corp.	162,690
43,367	FireEye Inc.*	556,832
59,118	Fortinet Inc.*	1,779,452
1,516	Gigamon Inc.*	80,879
1,175	Globant SA*	40,256
5,035	Glu Mobile Inc.*(a)	11,329
750	Guidance Software Inc.*	5,288
3,368	Guidewire Software Inc.*	187,631
1,329	HubSpot Inc.*	74,557
1,331	Imperva Inc.*	50,778
838	Interactive Intelligence Group Inc.*	50,657
2,767	Jive Software Inc.*	10,515
3,344	Manhattan Associates Inc.*	175,226
4,962	Mentor Graphics Corp.	181,361
445	MicroStrategy Inc., Class A Shares*	86,343
1,176	Mitek Systems Inc.*	6,586
1,515	MobileIron Inc.*	6,287
12,584	Mobileye NV*	468,502
975	Model N Inc.*	8,726
1,837	Monotype Imaging Holdings Inc.	36,005
78,635	Nuance Communications Inc.*	1,274,673
673	Park City Group Inc.*	9,826
2,027	Paycom Software Inc.*	90,951

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.1% - (continued)
Software - 5.4% - (continued)
1,003	Paylocity Holding Corp.*	$33,209
1,674	Pegasystems Inc.	60,431
2,343	Progress Software Corp.	69,283
11,502	Proofpoint Inc.*	885,769
1,163	PROS Holdings Inc.*	27,784
5,312	PTC Inc.*	258,748
367	QAD Inc., Class A Shares	10,643
1,263	Qualys Inc.*	41,932
1,002	Rapid7 Inc.*(a)	11,623
2,543	RealPage Inc.*	72,730
10,494	Red Hat Inc.*	830,180
2,753	RingCentral Inc., Class A Shares*	59,327
699	Rosetta Stone Inc.*	5,655
1,908	Rubicon Project Inc. (The)*	14,405
1,140	Sapiens International Corp. NV	16,883
56,800	Seachange International Inc.*	148,248
208	SecureWorks Corp., Class A Shares*	2,569
40,674	Silver Spring Networks Inc.*	567,402
6,109	Splunk Inc.*	352,001
7,846	SS&C Technologies Holdings Inc.	235,458
1,903	Synchronoss Technologies Inc.*	92,257
7,034	Synopsys Inc.*	425,416
17,489	Tableau Software Inc., Class A Shares*	784,906
3,847	Take-Two Interactive Software Inc.*	189,388
1,521	Tangoe Inc.*	12,046
1,707	Telenav Inc.*	10,242
56,413	TiVo Corp.*	1,142,363
1,050	TubeMogul Inc.*	14,700
1,536	Tyler Technologies Inc.*	228,710
9,225	Ultimate Software Group Inc. (The)*	1,890,479
501	Varonis Systems Inc.*	14,629
1,514	VASCO Data Security International Inc.*	21,953
37,384	Verint Systems Inc.*	1,403,769
1,760	VirnetX Holding Corp.*(a)	5,544
1,080	Workiva Inc., Class A Shares*	16,092
50,785	Zendesk Inc.*	1,081,213
2,104	Zix Corp.*	9,363
33,793	Zynga Inc., Class A Shares*	96,648

	Total Software	26,162,090

Technology Hardware, Storage & Peripherals - 0.4%
5,020	3D Systems Corp.*(a)	69,527
1,660	Avid Technology Inc.*	6,989
778	CPI Card Group Inc.	2,918
1,869	Cray Inc.*	36,072
3,165	Diebold Inc.	72,162
787	Eastman Kodak Co.*	11,923
25,316	Electronics for Imaging Inc.*	1,101,752
1,538	Immersion Corp.*(a)	15,841
5,762	NCR Corp.*	223,277
2,977	Nimble Storage Inc.*(a)	22,566
3,014	Pure Storage Inc., Class A Shares*(a)	42,045
138,800	Quantum Corp.*	126,724
2,275	Stratasys Ltd.*	41,064
1,806	Super Micro Computer Inc.*	49,394
1,374	USA Technologies Inc.*	5,840

	Total Technology Hardware, Storage & Peripherals	1,828,094

	TOTAL INFORMATION TECHNOLOGY	88,077,734

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.0%
Chemicals - 2.0%
1,308	A Schulman Inc.	$43,556
1,201	AgroFresh Solutions Inc.*	3,363
24,238	Albemarle Corp.	2,127,612
1,267	American Vanguard Corp.	23,059
2,891	Ashland Global Holdings Inc.	325,816
7,665	Axalta Coating Systems Ltd.*	202,509
1,464	Balchem Corp.	116,915
2,850	Cabot Corp.	145,150
2,371	Calgon Carbon Corp.	41,967
324	Chase Corp.	26,114
8,493	Chemours Co. (The)	209,947
55,565	Chemtura Corp.*	1,830,867
1,153	Codexis Inc.*	5,477
3,826	Ferro Corp.*	56,625
2,655	Flotek Industries Inc.*(a)	35,736
7,214	FMC Corp.	404,850
1,322	FutureFuel Corp.	18,151
3,331	GCP Applied Technologies Inc.*	93,268
436	Hawkins Inc.	21,168
2,346	HB Fuller Co.	110,239
9,263	Huntsman Corp.	180,443
1,979	Ingevity Corp.*	103,640
874	Innophos Holdings Inc.	47,650
1,097	Innospec Inc.	72,073
340	KMG Chemicals Inc.	11,485
920	Koppers Holdings Inc.*	35,282
1,382	Kraton Corp.*	42,607
1,013	Kronos Worldwide Inc.(a)	12,642
973	LSB Industries Inc.*	7,492
1,610	Minerals Technologies Inc.	130,410
341	NewMarket Corp.	142,678
7,678	Olin Corp.	199,628
2,035	OMNOVA Solutions Inc.*	19,536
9,223	Platform Specialty Products Corp.*	86,235
3,895	PolyOne Corp.	128,418
596	Quaker Chemical Corp.	75,835
2,014	Rayonier Advanced Materials Inc.	27,954
6,075	RPM International Inc.	321,428
2,098	Scotts Miracle-Gro Co. (The), Class A Shares	191,484
2,055	Sensient Technologies Corp.	160,475
3,778	Sherwin-Williams Co. (The)	1,015,035
912	Stepan Co.	74,027
3,199	TerraVia Holdings Inc.*(a)	4,319
1,070	Trecora Resources*	12,894
1,189	Tredegar Corp.	26,515
1,338	Trinseo SA	78,340
3,109	Tronox Ltd., Class A Shares	35,256
1,313	Valhi Inc.	4,070
3,650	Valspar Corp. (The)	372,629
1,769	Westlake Chemical Corp.	104,672
3,283	WR Grace & Co.	214,249

	Total Chemicals	9,781,790

Construction Materials - 0.9%
11,979	Eagle Materials Inc.	1,164,359
41,742	Headwaters Inc.*	989,285
4,330	Martin Marietta Materials Inc.	950,219
3,542	Summit Materials Inc., Class A Shares*	84,193
126	United States Lime & Minerals Inc.	9,141
668	US Concrete Inc.*(a)	37,976

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.0% - (continued)
Construction Materials - 0.9% - (continued)
7,211	Vulcan Materials Co.	$906,062

	Total Construction Materials	4,141,235

Containers & Packaging—1.6%
189	AEP Industries Inc.	22,274
2,882	AptarGroup Inc.	210,905
16,749	Avery Dennison Corp.	1,206,933
5,869	Ball Corp.	440,527
4,392	Bemis Co., Inc.	219,907
56,726	Berry Plastics Group Inc.*	2,823,253
26,386	Crown Holdings Inc.*	1,435,134
14,945	Graphic Packaging Holding Co.	187,859
1,173	Greif Inc., Class A Shares	60,257
263	Greif Inc., Class B Shares	17,608
998	Multi Packaging Solutions International Ltd.*	13,932
854	Myers Industries Inc.	12,084
7,554	Owens-Illinois Inc.*	138,767
4,356	Packaging Corp. of America	369,214
9,165	Sealed Air Corp.	417,924
1,914	Silgan Holdings Inc.	94,762
4,620	Sonoco Products Co.	250,081
377	UFP Technologies Inc.*	9,463

	Total Containers & Packaging	7,930,884

Metals & Mining - 1.4%
11,032	AK Steel Holding Corp.*	100,722
5,053	Allegheny Technologies Inc.(a)	88,630
230	Ampco-Pittsburgh Corp.	3,576
2,148	Carpenter Technology Corp.	76,834
2,363	Century Aluminum Co.*	21,787
85,649	Cliffs Natural Resources Inc.*	754,568
7,507	Coeur Mining Inc.*	72,442
5,340	Commercial Metals Co.	117,533
1,574	Compass Minerals International Inc.	122,064
3,080	Ferroglobe PLC	35,143
2,477	Gold Resource Corp.	10,676
50	Handy & Harman Ltd.*	1,155
576	Haynes International Inc.	25,096
17,706	Hecla Mining Co.	107,652
630	Kaiser Aluminum Corp.	51,906
938	Materion Corp.	35,972
372	Olympic Steel Inc.	9,095
1,358	Real Industry Inc.*	7,944
27,959	Reliance Steel & Aluminum Co.	2,267,475
3,029	Royal Gold Inc.	210,940
563	Ryerson Holding Corp.*	8,051
50,714	Schnitzer Steel Industries Inc., Class A Shares	1,414,921
10,961	Steel Dynamics Inc.	388,896
5,740	Stillwater Mining Co.*	86,272
2,992	SunCoke Energy Inc.*	34,169
13,978	Tahoe Resources Inc.	133,909
1,871	TimkenSteel Corp.*	29,562
7,182	United States Steel Corp.	232,266
2,088	Worthington Industries Inc.	117,513

	Total Metals & Mining	6,566,769

Paper & Forest Products - 0.1%
1,812	Boise Cascade Co.*	41,314
795	Clearwater Paper Corp.*	49,449
512	Deltic Timber Corp.	35,692
2,909	Domtar Corp.	114,236
4,025	KapStone Paper and Packaging Corp.	82,231

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.0% - (continued)
Paper & Forest Products - 0.1% - (continued)
6,702	Louisiana-Pacific Corp.*	$129,617
769	Neenah Paper Inc.	65,288
1,989	PH Glatfelter Co.	45,687
1,399	Schweitzer-Mauduit International Inc.	58,814

	Total Paper & Forest Products	622,328

	TOTAL MATERIALS	29,043,006

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.7%
3,747	Acadia Realty Trust	123,876
1,038	Agree Realty Corp.	46,596
102	Alexander’s Inc.	43,625
3,590	Alexandria Real Estate Equities Inc.	393,428
1,896	American Assets Trust Inc.	75,954
6,088	American Campus Communities Inc.	286,806
7,764	American Homes 4 Rent, Class A Shares	163,587
7,262	Apartment Investment & Management Co., Class A Shares	305,730
7,699	Apple Hospitality REIT Inc.	141,970
1,661	Armada Hoffler Properties Inc.	23,337
1,057	Ashford Hospitality Prime Inc.	13,551
137,066	Ashford Hospitality Trust Inc.	963,574
759	Bluerock Residential Growth REIT Inc., Class A Shares	9,594
8,110	Brandywine Realty Trust	124,489
8,946	Brixmor Property Group Inc.	217,835
3,974	Camden Property Trust	312,794
3,938	Care Capital Properties Inc.	94,827
2,756	CareTrust REIT Inc.	38,997
2,065	CatchMark Timber Trust Inc., Class A Shares	22,591
7,861	CBL & Associates Properties Inc.	93,231
3,736	Cedar Realty Trust Inc.	24,097
1,841	Chatham Lodging Trust	35,274
2,857	Chesapeake Lodging Trust	67,739
1,126	City Office REIT Inc.	14,098
3,008	Colony Starwood Homes	91,894
5,838	Columbia Property Trust Inc.	122,948
24,806	Communications Sales & Leasing Inc.	618,414
13,623	Community Healthcare Trust Inc.	296,709
5,523	CoreCivic Inc.	125,427
592	CorEnergy Infrastructure Trust Inc.	19,376
1,572	CoreSite Realty Corp.	110,873
4,422	Corporate Office Properties Trust	126,558
15,759	Cousins Properties Inc.	124,654
8,291	CubeSmart	204,373
3,305	CyrusOne Inc.	141,057
4,196	DCT Industrial Trust Inc.	192,806
14,381	DDR Corp.	218,879
9,516	DiamondRock Hospitality Co.	100,774
6,530	Douglas Emmett Inc.	239,586
16,177	Duke Realty Corp.	411,381
3,463	DuPont Fabros Technology Inc.	140,806
1,583	Easterly Government Properties Inc.	30,710
1,486	EastGroup Properties Inc.	101,509
3,407	Education Realty Trust Inc.	138,324
5,694	Empire State Realty Trust Inc., Class A Shares	114,848
2,938	EPR Properties	204,309
5,708	Equity Commonwealth*	165,989
3,561	Equity LifeStyle Properties Inc.	247,240
4,300	Equity One Inc.	128,398
546	Farmland Partners Inc.(a)	6,066
6,418	FelCor Lodging Trust Inc.	46,595

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.7% - (continued)
5,417	First Industrial Realty Trust Inc.	$143,280
2,736	First Potomac Realty Trust	26,895
10,720	Forest City Realty Trust Inc., Class A Shares	198,213
34,789	Four Corners Property Trust Inc.	667,253
4,969	Franklin Street Properties Corp.	62,411
8,741	Gaming and Leisure Properties Inc.	266,688
3,471	GEO Group Inc. (The)	115,445
1,327	Getty Realty Corp.	31,875
969	Gladstone Commercial Corp.	17,820
8,187	Global Net Lease Inc.(a)	62,221
19,750	Gramercy Property Trust	172,615
5,322	Healthcare Realty Trust Inc.	156,360
6,320	Healthcare Trust of America Inc., Class A Shares	178,730
1,973	Hersha Hospitality Trust, Class A Shares	39,795
4,462	Highwoods Properties Inc.	214,444
7,529	Hospitality Properties Trust	218,303
87,899	Host Hotels & Resorts Inc.	1,568,118
4,337	Hudson Pacific Properties Inc.	151,231
2,239	Independence Realty Trust Inc.	19,143
15,549	InfraREIT Inc.	266,510
5,831	Investors Real Estate Trust	36,677
12,151	Iron Mountain Inc.	400,983
3,294	iStar Inc.*	40,253
4,219	Kilroy Realty Corp.	305,202
3,854	Kite Realty Group Trust	92,689
3,824	Lamar Advertising Co., Class A Shares	253,493
4,964	LaSalle Hotel Properties	139,339
10,858	Lexington Realty Trust	112,163
6,814	Liberty Property Trust	268,472
2,130	Life Storage Inc.	173,020
1,755	LTC Properties Inc.	79,782
4,189	Mack-Cali Realty Corp.	113,312
13,695	Medical Properties Trust Inc.	163,244
10,607	Mid-America Apartment Communities Inc.	971,919
3,029	Monmouth Real Estate Investment Corp.	42,527
8,139	Monogram Residential Trust Inc.	85,704
1,720	National Health Investors Inc.	121,707
6,670	National Retail Properties Inc.	284,676
31,502	National Storage Affiliates Trust	648,311
3,753	New Senior Investment Group Inc.	38,055
7,762	New York REIT Inc.	74,826
867	NexPoint Residential Trust Inc.	17,011
2,858	NorthStar Realty Europe Corp.	30,666
8,406	NorthStar Realty Finance Corp.	127,267
8,591	Omega Healthcare Investors Inc.(a)	253,091
772	One Liberty Properties Inc.	18,891
6,464	Outfront Media Inc.	162,957
8,444	Paramount Group Inc.	132,740
2,062	Parkway Inc.*	40,415
3,346	Pebblebrook Hotel Trust	96,231
3,283	Pennsylvania Real Estate Investment Trust	62,935
6,287	Physicians Realty Trust	113,920
6,692	Piedmont Office Realty Trust Inc., Class A Shares	131,431
2,455	Post Properties Inc.	159,624
1,904	Potlatch Corp.	78,207
1,225	Preferred Apartment Communities Inc., Class A Shares	16,685
915	PS Business Parks Inc.	102,233
2,181	QTS Realty Trust Inc., Class A Shares	102,071
2,891	RAIT Financial Trust	8,875
3,835	Ramco-Gershenson Properties Trust	65,080

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.7% - (continued)
5,738	Rayonier Inc.	$152,114
4,808	Regency Centers Corp.	321,367
5,072	Retail Opportunity Investments Corp.	104,686
11,149	Retail Properties of America Inc., Class A Shares	170,134
3,081	Rexford Industrial Realty Inc.	68,059
5,696	RLJ Lodging Trust	129,812
2,022	Ryman Hospitality Properties Inc.	119,096
3,029	Sabra Health Care REIT Inc.	67,032
490	Saul Centers Inc.	31,110
2,959	Select Income REIT	72,318
11,020	Senior Housing Properties Trust	199,021
1,174	Seritage Growth Properties, Class A Shares	55,929
1,563	Silver Bay Realty Trust Corp.	27,306
22,426	Spirit Realty Capital Inc.	241,977
3,222	STAG Industrial Inc.	76,071
7,047	STORE Capital Corp.	174,202
4,054	Summit Hotel Properties Inc.	57,648
2,911	Sun Communities Inc.	210,087
10,138	Sunstone Hotel Investors Inc.	147,407
4,352	Tanger Factory Outlet Centers Inc.	150,013
2,728	Taubman Centers Inc.	198,244
2,150	Terreno Realty Corp.	58,523
2,348	Tier REIT Inc.	37,732
1,398	UMH Properties Inc.	18,342
124	Universal Health Realty Income Trust	7,354
4,188	Urban Edge Properties	113,453
1,048	Urstadt Biddle Properties Inc., Class A Shares	23,737
8,831	Washington Prime Group Inc.	88,487
3,453	Washington Real Estate Investment Trust	107,250
5,448	Weingarten Realty Investors	193,458
1,279	Whitestone REIT, Class B Shares	17,151
4,815	WP Carey Inc.	279,848
4,896	Xenia Hotels & Resorts Inc.	85,680

	Total Equity Real Estate Investment Trusts (REITs)	22,656,785

Real Estate Management & Development - 0.7%
2,178	Alexander & Baldwin Inc.	95,984
569	Altisource Portfolio Solutions SA*	15,329
554	AV Homes Inc.*	8,781
88,375	CBRE Group Inc., Class A Shares*	2,566,410
170	Consolidated-Tomoka Land Co.	9,073
1,717	Forestar Group Inc.*	23,008
249	FRP Holdings Inc.*	9,450
1,689	HFF Inc., Class A Shares	48,981
1,681	Howard Hughes Corp. (The)*	191,298
2,109	Jones Lang LaSalle Inc.	213,600
3,814	Kennedy-Wilson Holdings Inc.	81,429
712	Marcus & Millichap Inc.*	19,544
826	RE/MAX Holdings Inc., Class A Shares	40,474
6,782	Realogy Holdings Corp.	163,785
376	RMR Group Inc. (The), Class A Shares	15,604
2,250	St Joe Co. (The)*	46,800
206	Stratus Properties Inc.*	6,128
661	Tejon Ranch Co.*	17,345
1,059	Trinity Place Holdings Inc.*(a)	10,590

	Total Real Estate Management & Development	3,583,613

	TOTAL REAL ESTATE	26,240,398

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
493	ATN International Inc.	35,649

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TELECOMMUNICATION SERVICES - 0.5% - (continued)
Diversified Telecommunication Services - 0.5% - (continued)
2,049	Cincinnati Bell Inc.*	$42,209
15,315	Cogent Communications Holdings Inc.	573,547
2,296	Consolidated Communications Holdings Inc.	65,620
932	FairPoint Communications Inc.*	15,518
54,475	Frontier Communications Corp.(a)	198,834
1,326	General Communication Inc., Class A Shares*	22,356
18,269	Globalstar Inc.*(a)	14,433
275	Hawaiian Telcom Holdco Inc.*	6,281
867	IDT Corp., Class B Shares	18,354
1,542	Inteliquent Inc.	34,911
1,074	Intelsat SA*	4,425
3,818	Iridium Communications Inc.*(a)	33,598
841	Lumos Networks Corp.*	12,228
2,911	ORBCOMM Inc.*	24,482
447	pdvWireless Inc.*	10,549
8,240	SBA Communications Corp., Class A Shares*	815,430
414	Straight Path Communications Inc., Class B Shares*(a)	9,924
8,790	Vonage Holdings Corp.*	57,926
4,420	Windstream Holdings Inc.(a)	32,752
7,608	Zayo Group Holdings Inc.*	262,476

	Total Diversified Telecommunication Services	2,291,502

Wireless Telecommunication Services - 0.0%
1,780	Boingo Wireless Inc.*	21,716
3,036	NII Holdings Inc.*	5,161
2,153	Shenandoah Telecommunications Co.	60,392
903	Spok Holdings Inc.	16,435
4,449	Telephone & Data Systems Inc.	119,811
630	United States Cellular Corp.*	23,707

	Total Wireless Telecommunication Services	247,222

	TOTAL TELECOMMUNICATION SERVICES	2,538,724

UTILITIES - 1.7%
Electric Utilities - 0.6%
2,288	ALLETE Inc.	141,444
10,571	Alliant Energy Corp.	379,710
1,877	El Paso Electric Co.	84,559
2,075	Empire District Electric Co. (The)	70,612
615	Genie Energy Ltd., Class B Shares*	3,536
10,019	Great Plains Energy Inc.	264,401
4,989	Hawaiian Electric Industries Inc.	153,661
2,321	IDACORP Inc.	176,744
1,623	MGE Energy Inc.	96,082
9,259	OGE Energy Corp.	293,047
1,799	Otter Tail Corp.	68,992
5,141	Pinnacle West Capital Corp.	380,074
3,700	PNM Resources Inc.	116,920
4,120	Portland General Electric Co.	171,392
251	Spark Energy Inc., Class A Shares	6,401
6,564	Westar Energy Inc., Class A Shares	373,886

	Total Electric Utilities	2,781,461

Gas Utilities - 0.4%
4,702	Atmos Energy Corp.	334,406
692	Chesapeake Utilities Corp.	44,842
397	Delta Natural Gas Co., Inc.	10,127
3,446	National Fuel Gas Co.	194,285
3,978	New Jersey Resources Corp.	137,042
1,269	Northwest Natural Gas Co.	72,714
2,408	ONE Gas Inc.	144,504
3,709	South Jersey Industries Inc.	122,397
2,193	Southwest Gas Corp.	162,567

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.7% - (continued)
Gas Utilities - 0.4% - (continued)
2,064	Spire Inc.	$133,211
8,011	UGI Corp.	358,893
2,341	WGL Holdings Inc.	169,863

	Total Gas Utilities	1,884,851

Independent Power and Renewable Electricity Producers - 0.4%
112,583	Atlantic Power Corp.*	298,345
2,813	Atlantica Yield PLC	50,972
16,751	Calpine Corp.*	186,774
27,473	Dynegy Inc.*	237,641
48,216	NRG Energy Inc.	546,769
1,588	NRG Yield Inc., Class A Shares	23,169
3,090	NRG Yield Inc., Class C Shares	47,432
14,609	Ormat Technologies Inc.	698,749
3,144	Pattern Energy Group Inc., Class A Shares	61,717
3,965	Talen Energy Corp.*	55,351
4,599	TerraForm Global Inc., Class A Shares*	17,476
4,029	TerraForm Power Inc., Class A Shares*	50,886
1,359	Vivint Solar Inc.*	3,941

	Total Independent Power and Renewable Electricity Producers	2,279,222

Multi-Utilities - 0.2%
2,902	Avista Corp.	117,444
2,388	Black Hills Corp.	140,295
9,028	MDU Resources Group Inc.	251,159
2,238	NorthWestern Corp.	125,551
685	Unitil Corp.	29,092
3,862	Vectren Corp.	189,547

	Total Multi-Utilities	853,088

Water Utilities - 0.1%
1,709	American States Water Co.	72,462
8,294	Aqua America Inc.	246,581
427	Artesian Resources Corp., Class A Shares	13,459
2,240	California Water Service Group	77,392
483	Connecticut Water Service Inc.	26,333
557	Consolidated Water Co., Ltd.	6,099
370	Global Water Resources Inc.	3,126
713	Middlesex Water Co.	29,048
766	SJW Group	41,111
595	York Water Co. (The)	21,658

	Total Water Utilities	537,269

	TOTAL UTILITIES	8,335,891

	TOTAL COMMON STOCKS (Cost - $396,731,153)	472,132,584

RIGHT - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
66	Overstock.com Inc.*(b) (Cost - $0)	—

CONVERTIBLE PREFERRED STOCK - 0.0%
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
3,600	Dynegy Inc., 7.000% (Cost - $373,094)	235,044

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $397,104,247)	472,367,628

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (c) - 5.4%
MONEY MARKET FUND - 2.8%
$ 13,341,330	Invesco STIT - Government & Agency Portfolio(d) (Cost - $13,341,330)	$13,341,330

TIME DEPOSITS - 2.6%
5,287,746	ANZ National Bank - London, 0.150% due 12/1/16	5,287,746
3,087,132	Banco Santander SA - Frankfurt, 0.150% due 12/1/16	3,087,132
1,549,913	Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 12/1/16	1,549,913
2,807,275	Standard Chartered Bank - London, 0.150% due 12/1/16	2,807,275

	TOTAL TIME DEPOSITS (Cost - $12,732,066)	12,732,066

	TOTAL SHORT-TERM INVESTMENTS (Cost - $26,073,396)	26,073,396

	TOTAL INVESTMENTS - 102.3% (Cost - $423,177,643#)	498,441,024

	Liabilities in Excess of Other Assets - (2.3)%	(11,284,227)

	TOTAL NET ASSETS - 100.0%	$487,156,797

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.6%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Industrials	20.4%
Information Technology	17.7
Consumer Discretionary	13.0
Health Care	12.8
Financials	12.5
Materials	5.8
Real Estate	5.3
Energy	2.8
Consumer Staples	2.2
Utilities	1.7
Telecommunication Services	0.5
Short-Term Investments	5.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2016, Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
NASDAQ 100 E-mini December Futures	1	12/16	$96,320	$(205)
Russell 2000 Mini Index December Futures	8	12/16	1,057,840	99,838
S&P MidCap 400 E-mini Index December Futures	7	12/16	1,138,830	83,660

				$183,293

At November 30, 2016, Small-Mid Cap Equity Fund had deposited cash of $98,100 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.9%
Australia - 4.0%
15,014	AGL Energy Ltd.	$232,795
51,890	Alumina Ltd.	63,990
26,157	Amcor Ltd.	277,846
66,472	AMP Ltd.	230,407
24,955	APA Group	146,925
11,712	Aristocrat Leisure Ltd.	129,574
4,233	ASX Ltd.	152,266
44,841	Aurizon Holdings Ltd.	164,996
46,200	AusNet Services	50,684
64,258	Australia & New Zealand Banking Group Ltd.	1,349,773
9,423	Bank of Queensland Ltd.	78,114
9,646	Bendigo & Adelaide Bank Ltd.	85,959
71,244	BHP Billiton Ltd.	1,327,563
292,597	BHP Billiton PLC	4,831,439
7,187	Boral Ltd.*(a)	25,466
15,955	Boral Ltd.	59,360
369,653	Brambles Ltd.	3,220,101
5,975	Caltex Australia Ltd.	132,631
12,360	Challenger Ltd.	97,340
77,244	CIMIC Group Ltd.	1,760,187
12,314	Coca-Cola Amatil Ltd.	87,234
1,452	Cochlear Ltd.	126,870
37,975	Commonwealth Bank of Australia	2,208,352
9,818	Computershare Ltd.	84,377
7,831	Crown Resorts Ltd.	67,971
74,905	CSL Ltd.	5,412,465
20,826	Dexus Property Group, REIT	140,502
1,325	Domino’s Pizza Enterprises Ltd.	66,366
52,790	DUET Group	92,820
1,174	Flight Centre Travel Group Ltd.	28,904
33,660	Fortescue Metals Group Ltd.	147,105
38,549	Goodman Group, REIT	190,260
39,039	GPT Group (The), REIT	139,575
11,799	Harvey Norman Holdings Ltd.	41,415
37,138	Healthscope Ltd.	61,609
35,780	Incitec Pivot Ltd.	83,594
55,597	Insurance Australia Group Ltd.	229,808
11,699	LendLease Group	117,733
6,856	Macquarie Group Ltd.	423,908
59,111	Medibank Pvt Ltd.	113,508
79,210	Mirvac Group, REIT	119,975
58,726	National Australia Bank Ltd.	1,256,279
16,776	Newcrest Mining Ltd.	238,086
32,115	Oil Search Ltd.	157,154
7,776	Orica Ltd.	97,311
41,003	Origin Energy Ltd.	184,607
11,181	Qantas Airways Ltd.	27,342
31,184	QBE Insurance Group Ltd.	256,762
3,266	Ramsay Health Care Ltd.	170,543
1,123	REA Group Ltd.	42,740
34,240	Santos Ltd.	103,343
118,661	Scentre Group, REIT	371,160
6,903	SEEK Ltd.	75,582
130,346	Sonic Healthcare Ltd.	2,108,155
114,144	South32 Ltd.	229,090
51,151	Stockland, REIT	163,585
29,171	Suncorp Group Ltd.	270,974
23,775	Sydney Airport	109,289
18,149	Tabcorp Holdings Ltd.	62,897

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 4.0% - (continued)
31,071	Tatts Group Ltd.	$96,171
599,415	Telstra Corp., Ltd.	2,236,355
7,182	TPG Telecom Ltd.	37,895
44,998	Transurban Group	350,348
15,863	Treasury Wine Estates Ltd.	126,571
71,933	Vicinity Centres, REIT	155,156
10,682	Vocus Communications Ltd.	32,945
24,803	Wesfarmers Ltd.	765,825
435,901	Westfield Corp., REIT	2,942,774
199,319	Westpac Banking Corp.	4,622,350
16,658	Woodside Petroleum Ltd.	364,893
28,128	Woolworths Ltd.	475,847

	Total Australia	42,533,796

Austria - 0.1%
1,554	ANDRITZ AG	80,169
6,128	Erste Group Bank AG	170,406
3,518	OMV AG	113,941
2,665	Raiffeisen Bank International AG*	48,535
2,848	Voestalpine AG	108,120

	Total Austria	521,171

Belgium - 1.0%
4,281	Ageas	159,763
35,455	Anheuser-Busch InBev SA/NV	3,683,699
1,507	Colruyt SA	76,155
1,697	Groupe Bruxelles Lambert SA	139,286
40,519	KBC Group NV	2,429,546
3,140	Proximus SADP	88,764
1,720	Solvay SA	197,086
1,184	Telenet Group Holding NV*	62,511
35,237	UCB SA	2,261,677
28,879	Umicore SA	1,736,710

	Total Belgium	10,835,197

Canada - 2.5%
58,998	Alimentation Couche-Tard Inc., Class B Shares	2,723,322
15,436	CCL Industries Inc., Class B Shares	2,686,746
90,181	Cenovus Energy Inc.	1,394,735
71,712	Dollarama Inc.	5,335,080
254,391	Encana Corp.	3,195,634
106,723	Goldcorp Inc.	1,408,987
176,776	Hudson’s Bay Co.	1,944,213
53,000	Manulife Financial Corp.	923,095
106,722	Saputo Inc.	3,610,246
68,708	Toronto-Dominion Bank (The)	3,252,368

	Total Canada	26,474,426

Chile - 0.0%
7,906	Antofagasta PLC	67,776

China - 1.5%
34,167	Alibaba Group Holding Ltd., ADR*	3,212,381
27,800	Baidu Inc., ADR*	4,641,210
4,326,500	CNOOC Ltd.	5,698,872
103,100	Tencent Holdings Ltd.	2,567,080
44,900	Yangzijiang Shipbuilding Holdings Ltd.	25,598

	Total China	16,145,141

Denmark - 1.5%
85	AP Moeller - Maersk AS, Class A Shares	107,380
147	AP Moeller - Maersk AS, Class B Shares	193,836
2,327	Carlsberg AS, Class B Shares	197,310
2,164	Chr Hansen Holding AS	119,932
41,477	Coloplast AS, Class B Shares	2,627,747
15,261	Danske Bank AS	444,836
2,236	DONG Energy AS*	76,273

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 1.5% - (continued)
4,172	DSV AS	$187,848
1,213	Genmab AS*	209,536
3,639	ISS AS	124,022
104,263	Novo Nordisk AS, Class B Shares	3,519,710
68,360	Novozymes AS, Class B Shares	2,310,837
27,594	Pandora AS	3,276,465
17,496	TDC AS*	89,043
2,644	Tryg AS	47,592
4,843	Vestas Wind Systems AS	320,057
108,134	William Demant Holding AS*	1,827,176

	Total Denmark	15,679,600

Finland - 0.7%
3,087	Elisa OYJ	96,900
9,911	Fortum OYJ	143,894
7,526	Kone OYJ, Class B Shares	331,469
2,538	Metso OYJ	71,560
2,888	Neste OYJ	118,597
647,364	Nokia OYJ	2,785,338
65,951	Nokian Renkaat OYJ	2,381,905
2,362	Orion OYJ, Class B Shares	100,233
9,914	Sampo OYJ, Class A Shares	438,220
11,740	Stora Enso OYJ, Class R Shares	113,280
12,140	UPM-Kymmene OYJ	277,062
3,167	Wartsila OYJ Abp	133,477

	Total Finland	6,991,935

France - 10.6%
3,739	Accor SA	132,162
696	Aeroports de Paris	68,455
8,529	Air Liquide SA	871,846
65,047	Airbus Group SE	4,142,776
3,245	Alstom SA*	87,898
43,244	Amundi SA(b)	2,124,120
1,555	Arkema SA	148,938
1,996	Atos SE	205,981
42,753	AXA SA	1,007,185
145,167	BNP Paribas SA	8,427,395
17,241	Bollore SA	56,500
4,391	Bouygues SA	148,643
5,480	Bureau Veritas SA	103,140
3,633	Capgemini SA	286,830
12,283	Carrefour SA	287,311
1,178	Casino Guichard Perrachon SA(c)	53,593
1,201	Christian Dior SA	233,195
11,138	Cie de Saint-Gobain	483,058
4,010	Cie Générale des Établissements Michelin	429,209
3,469	CNP Assurances	60,916
24,830	Credit Agricole SA	278,902
99,688	Danone SA	6,260,093
39	Dassault Aviation SA*	42,591
39,178	Dassault Systemes	2,990,190
127,252	Edenred	2,672,689
1,223	Eiffage SA	80,720
6,722	Electricite de France SA(c)	71,201
562,548	Engie SA	6,930,314
45,212	Essilor International SA	4,788,963
803	Eurazeo SA	43,570
3,760	Eutelsat Communications SA	67,679
685	Fonciere Des Regions, REIT	53,813
881	Gecina SA, REIT	115,723
9,865	Groupe Eurotunnel SE, Class Registered Shares	86,534
7,612	Hermes International	3,136,676

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.6% - (continued)
893	ICADE, REIT	$61,702
11,722	Iliad SA	2,220,755
871	Imerys SA	60,592
1,168	Ingenico Group SA	91,002
1,522	JCDecaux SA	39,584
1,679	Kering	363,960
5,013	Klepierre, REIT	186,681
3,086	Lagardere SCA	75,828
72,406	Legrand SA	4,030,076
5,580	L’Oréal SA	950,735
21,329	LVMH Moët Hennessy Louis Vuitton SE(c)	3,872,913
19,498	Natixis SA	98,191
43,755	Orange SA	636,682
20,726	Pernod Ricard SA(c)	2,170,966
10,331	Peugeot SA*	152,400
4,210	Publicis Groupe SA	272,811
446	Remy Cointreau SA	37,390
4,273	Renault SA	336,635
6,307	Rexel SA	97,198
6,966	Safran SA	478,146
84,007	Sanofi	6,761,124
214,533	Schneider Electric SE	14,249,105
3,721	SCOR SE	118,162
28,081	SEB SA	3,770,445
2,298	SFR Group SA	57,854
603	Societe BIC SA	77,993
16,870	Societe Generale SA	723,380
2,009	Sodexo SA	219,717
7,170	Suez	99,878
408,750	Technicolor SA	2,014,253
44,875	Technip SA	3,126,145
2,338	Thales SA	227,943
223,111	TOTAL SA	10,677,809
2,173	Unibail-Rodamco SE, REIT	478,442
85,271	Valeo SA	4,744,815
9,909	Veolia Environnement SA	170,766
11,217	Vinci SA	725,569
22,761	Vivendi SA	431,639
679	Wendel SA	78,577
5,007	Zodiac Aerospace	111,005

	Total France	112,077,677

Germany - 8.6%
20,955	adidas AG	3,088,124
10,066	Allianz SE, Class Registered Shares	1,597,876
1,019	Axel Springer SE	43,683
122,963	BASF SE	10,529,895
68,151	Bayer AG, Class Registered Shares	6,395,307
64,660	Bayerische Motoren Werke AG	5,516,542
2,218	Beiersdorf AG	181,330
108,013	Brenntag AG	5,660,086
22,546	Commerzbank AG	157,053
34,855	Continental AG	6,209,940
1,548	Covestro AG(b)	99,313
21,207	Daimler AG, Class Registered Shares	1,408,934
30,744	Deutsche Bank AG, Class Registered Shares*	483,570
4,423	Deutsche Boerse AG*	357,176
5,048	Deutsche Lufthansa AG, Class Registered Shares	65,410
21,369	Deutsche Post AG, Class Registered Shares	667,311
295,569	Deutsche Telekom AG, Class Registered Shares	4,652,572
7,442	Deutsche Wohnen AG	229,032
43,289	E.ON SE	284,138

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.6% - (continued)
3,850	Evonik Industries AG	$107,281
897	Fraport AG Frankfurt Airport Services Worldwide	52,058
37,850	Fresenius Medical Care AG & Co. KGaA	2,952,643
9,038	Fresenius SE & Co. KGaA	648,584
77,380	GEA Group AG	2,878,414
1,327	Hannover Rueck SE	140,746
30,015	HeidelbergCement AG	2,689,648
2,300	Henkel AG & Co. KGaA	235,016
469	Hochtief AG	66,601
1,424	HUGO BOSS AG	82,152
352,328	Infineon Technologies AG	5,886,250
3,073	Innogy SE*(b)	108,494
4,116	K+S AG, Class Registered Shares	83,532
1,972	Lanxess AG	121,864
24,877	Linde AG	4,141,355
755	MAN SE	74,460
2,945	Merck KGaA	294,859
3,888	METRO AG	116,090
3,534	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	643,158
1,919	OSRAM Licht AG	97,718
67,423	ProSiebenSat.1 Media SE	2,314,862
10,626	RWE AG*	133,579
162,285	SAP SE	13,582,005
16,966	Siemens AG, Class Registered Shares	1,915,384
28,855	Symrise AG	1,745,537
18,459	Telefonica Deutschland Holding AG	72,308
7,946	ThyssenKrupp AG	180,472
11,248	TUI AG	148,129
46,505	United Internet AG, Class Registered Shares	1,776,476
715	Volkswagen AG	97,815
10,497	Vonovia SE	338,342
1,861	Zalando SE*(b)	69,344

	Total Germany	91,422,468

Hong Kong - 2.6%
972,600	AIA Group Ltd.	5,922,482
5,200	ASM Pacific Technology Ltd.	51,958
25,600	Bank of East Asia Ltd. (The)	105,942
672,500	BOC Hong Kong Holdings Ltd.	2,528,246
34,000	Cathay Pacific Airways Ltd.	46,205
15,000	Cheung Kong Infrastructure Holdings Ltd.	125,661
60,500	Cheung Kong Property Holdings Ltd.	413,421
717,377	China Merchants Port Holdings Co., Ltd.	1,799,247
686,500	China Mobile Ltd.	7,507,756
60,000	CK Hutchison Holdings Ltd.	729,737
36,500	CLP Holdings Ltd.	356,519
44,000	First Pacific Co., Ltd.	31,021
51,000	Galaxy Entertainment Group Ltd.	252,424
16,000	Hang Lung Group Ltd.	58,789
48,000	Hang Lung Properties Ltd.	107,944
17,200	Hang Seng Bank Ltd.	325,445
24,000	Henderson Land Development Co., Ltd.	132,403
64,000	HK Electric Investments & HK Electric Investments Ltd.(b)	56,246
66,000	HKT Trust & HKT Ltd.	85,882
176,000	Hong Kong & China Gas Co., Ltd.	328,837
25,099	Hong Kong Exchanges & Clearing Ltd.	659,039
26,400	Hongkong Land Holdings Ltd.	168,803
14,000	Hysan Development Co., Ltd.	61,664
5,400	Jardine Matheson Holdings Ltd.	292,309
87,740	Jardine Strategic Holdings Ltd.	2,901,943
14,500	Kerry Properties Ltd.	41,453
122,000	Li & Fung Ltd.	53,400

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.6% - (continued)
51,000	Link REIT	$350,712
4,151	Melco Crown Entertainment Ltd., ADR	81,609
34,000	MTR Corp., Ltd.	169,907
120,000	New World Development Co., Ltd.	133,446
33,000	NWS Holdings Ltd.	56,949
90,000	PCCW Ltd.	52,305
32,000	Power Assets Holdings Ltd.	306,245
26,000	Shangri-La Asia Ltd.	28,311
66,000	Sino Land Co., Ltd.	103,596
43,000	SJM Holdings Ltd.	34,762
32,000	Sun Hung Kai Properties Ltd.	417,978
11,500	Swire Pacific Ltd., Class A Shares	114,392
24,600	Swire Properties Ltd.	74,289
30,000	Techtronic Industries Co., Ltd.	117,390
162,500	WH Group Ltd.(b)	134,900
31,000	Wharf Holdings Ltd. (The)	229,347
17,000	Wheelock & Co., Ltd.	101,444
15,500	Yue Yuen Industrial Holdings Ltd.	55,830

	Total Hong Kong	27,708,188

India - 0.6%
87,569	HDFC Bank Ltd.	1,535,403
78,859	Hero MotoCorp Ltd.	3,627,446
188,420	ICICI Bank Ltd., ADR	1,477,213

	Total India	6,640,062

Ireland - 1.0%
3,664	AerCap Holdings NV*	157,002
653,723	Bank of Ireland*	139,249
18,942	CRH PLC	632,224
2,004	DCC PLC	152,988
166,477	Experian PLC	3,139,863
223,462	James Hardie Industries PLC, CDI	3,439,282
35,643	Kerry Group PLC, Class A Shares	2,524,347
1,823	Paddy Power Betfair PLC	190,295

	Total Ireland	10,375,250

Israel - 0.6%
968	Azrieli Group Ltd.	42,225
23,446	Bank Hapoalim BM	140,973
30,542	Bank Leumi Le-Israel BM*	124,238
44,036	Bezeq Israeli Telecommunication Corp., Ltd.	81,458
43,346	Check Point Software Technologies Ltd.*	3,568,676
507	Elbit Systems Ltd.*	51,323
663	Frutarom Industries Ltd.*	35,652
10,541	Israel Chemicals Ltd.	40,392
3,160	Mizrahi Tefahot Bank Ltd.	44,259
4,119	Mobileye NV*	153,351
1,306	Nice Ltd.	86,078
349	Taro Pharmaceutical Industries Ltd.*(c)	35,654
19,826	Teva Pharmaceutical Industries Ltd.	745,105
34,663	Teva Pharmaceutical Industries Ltd., ADR	1,306,795

	Total Israel	6,456,179

Italy - 0.7%
25,485	Assicurazioni Generali SpA	321,603
9,377	Atlantia SpA	207,716
170,711	Enel SpA	687,568
56,325	Eni SpA	786,357
2,450	EXOR SpA	102,760
2,780	Ferrari NV	152,190
1,714,310	Intesa Sanpaolo SpA	3,783,726
3,721	Luxottica Group SpA	193,865
12,861	Mediobanca SpA	88,675

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 0.7% - (continued)
12,094	Poste Italiane SpA(b)	$75,120
4,483	Prysmian SpA	107,033
132,760	Saipem SpA*	59,869
56,268	Snam SpA	217,514
368,810	Telecom Italia SpA*	259,571
37,641	Terna Rete Elettrica Nazionale SpA	162,931
122,110	UniCredit SpA	261,453
27,779	UnipolSai SpA	52,926

	Total Italy	7,520,877

Japan - 17.4%
40,200	ABC-Mart Inc.	2,363,085
8,800	Acom Co., Ltd.*	42,711
14,100	Aeon Co., Ltd.	196,164
2,200	AEON Financial Service Co., Ltd.	36,580
2,500	Aeon Mall Co., Ltd.	36,665
3,000	Air Water Inc.	52,319
4,100	Aisin Seiki Co., Ltd.	178,293
12,000	Ajinomoto Co., Inc.	234,900
4,000	Alfresa Holdings Corp.	64,677
4,000	Alps Electric Co., Ltd.	103,568
7,100	Amada Holdings Co., Ltd.	80,603
25,000	ANA Holdings Inc.	70,159
26,000	Aozora Bank Ltd.	90,445
22,000	Asahi Glass Co., Ltd.	145,331
66,700	Asahi Group Holdings Ltd	2,193,101
29,000	Asahi Kasei Corp.	261,968
3,400	Asics Corp.	72,892
46,600	Astellas Pharma Inc.	653,148
4,300	Bandai Namco Holdings Inc.	123,740
7,000	Bank of Kyoto Ltd. (The)	49,749
1,400	Benesse Holdings Inc.	37,502
79,800	Bridgestone Corp.	3,100,247
5,100	Brother Industries Ltd.	89,370
1,700	Calbee Inc.	53,427
23,500	Canon Inc.	674,773
5,000	Casio Computer Co., Ltd.	67,230
3,200	Central Japan Railway Co.	529,960
15,000	Chiba Bank Ltd. (The)	91,351
14,200	Chubu Electric Power Co., Inc.	201,676
5,000	Chugai Pharmaceutical Co., Ltd.	143,110
3,600	Chugoku Bank Ltd. (The)	49,656
6,400	Chugoku Electric Power Co., Inc. (The)	73,620
27,500	Concordia Financial Group Ltd.	129,993
3,300	Credit Saison Co., Ltd.	59,705
2,100	CYBERDYNE Inc.*	27,789
12,000	Dai Nippon Printing Co., Ltd.	115,365
6,300	Daicel Corp.	71,351
24,300	Dai-ichi Life Holdings Inc.	402,819
13,700	Daiichi Sankyo Co., Ltd.	289,679
21,900	Daikin Industries Ltd.	2,096,245
1,600	Daito Trust Construction Co., Ltd.	250,248
12,800	Daiwa House Industry Co., Ltd.	370,095
30	Daiwa House REIT Investment Corp., Class A Shares	74,806
36,000	Daiwa Securities Group Inc.	221,390
2,000	DeNA Co., Ltd.*	60,919
10,800	Denso Corp.	479,985
4,900	Dentsu Inc.	227,961
2,500	Don Quijote Holdings Co., Ltd.	96,908
117,800	East Japan Railway Co.	10,188,912
5,600	Eisai Co., Ltd.	324,916

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.4% - (continued)
3,300	Electric Power Development Co., Ltd.	$73,173
1,800	FamilyMart UNY Holdings Co., Ltd.	113,507
4,300	FANUC Corp.	738,699
1,200	Fast Retailing Co., Ltd.	424,012
12,000	Fuji Electric Co., Ltd.	59,957
90,000	Fuji Heavy Industries Ltd.	3,754,620
9,800	FUJIFILM Holdings Corp.	368,300
40,000	Fujitsu Ltd.	241,591
17,000	Fukuoka Financial Group Inc.	75,216
8,900	Hachijuni Bank Ltd. (The)	48,833
4,600	Hakuhodo DY Holdings Inc.	54,088
3,000	Hamamatsu Photonics KK	80,542
5,200	Hankyu Hanshin Holdings Inc.	166,218
400	Hikari Tsushin Inc.	35,947
5,400	Hino Motors Ltd.	55,719
700	Hirose Electric Co., Ltd.	85,436
11,000	Hiroshima Bank Ltd. (The)	49,781
1,600	Hisamitsu Pharmaceutical Co., Inc.	78,005
2,300	Hitachi Chemical Co., Ltd.	51,488
2,300	Hitachi Construction Machinery Co., Ltd.	48,424
1,500	Hitachi High-Technologies Corp.	60,166
1,533,000	Hitachi Ltd.	8,383,343
4,600	Hitachi Metals Ltd.	61,293
4,000	Hokuriku Electric Power Co.	43,821
35,900	Honda Motor Co., Ltd.	1,064,712
1,100	Hoshizaki Corp.	93,680
66,900	Hoya Corp.	2,676,044
6,300	Hulic Co., Ltd.	60,119
2,000	Idemitsu Kosan Co., Ltd.	45,910
32,000	IHI Corp.	91,024
3,200	Iida Group Holdings Co., Ltd.	62,873
20,700	Inpex Corp.	204,108
7,100	Isetan Mitsukoshi Holdings Ltd.	79,723
12,700	Isuzu Motors Ltd.	153,728
33,400	ITOCHU Corp.	461,676
5,100	J Front Retailing Co., Ltd.	73,355
187,800	Japan Airlines Co., Ltd.	5,612,810
1,000	Japan Airport Terminal Co., Ltd.	37,450
11,300	Japan Exchange Group Inc.	170,353
8,600	Japan Post Bank Co., Ltd.	102,971
10,500	Japan Post Holdings Co., Ltd.	131,816
19	Japan Prime Realty Investment Corp., REIT	77,322
28	Japan Real Estate Investment Corp.	151,691
56	Japan Retail Fund Investment Corp., REIT	114,137
112,800	Japan Tobacco Inc.	3,924,909
11,200	JFE Holdings Inc.	167,374
4,500	JGC Corp.	76,116
4,100	JSR Corp.	59,957
4,800	JTEKT Corp.	78,684
46,600	JX Holdings Inc.	181,361
20,000	Kajima Corp.	141,304
3,100	Kakaku.com Inc.	48,906
5,000	Kamigumi Co., Ltd.	46,454
6,000	Kaneka Corp.	48,481
17,000	Kansai Electric Power Co., Inc. (The)*	169,723
4,700	Kansai Paint Co., Ltd.	87,290
11,200	Kao Corp.	519,541
30,000	Kawasaki Heavy Industries Ltd.	96,891
474,000	KDDI Corp.	12,416,023
11,000	Keihan Holdings Co., Ltd.	70,999
10,000	Keikyu Corp.	108,655
12,000	Keio Corp.	96,764

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.4% - (continued)
3,000	Keisei Electric Railway Co., Ltd.	$71,951
10,800	Keyence Corp.	7,473,695
4,000	Kikkoman Corp.	124,129
39,000	Kintetsu Group Holdings Co., Ltd.	152,450
18,500	Kirin Holdings Co., Ltd.	303,621
6,600	Kobe Steel Ltd.*	63,475
23,200	Koito Manufacturing Co., Ltd.	1,230,985
239,600	Komatsu Ltd.	5,671,975
2,000	Konami Holdings Corp.	68,383
9,600	Konica Minolta Inc.	93,540
700	Kose Corp.	56,053
319,100	Kubota Corp.	4,914,478
7,700	Kuraray Co., Ltd.	110,552
2,200	Kurita Water Industries Ltd.	46,396
7,200	Kyocera Corp.	348,872
5,700	Kyowa Hakko Kirin Co., Ltd.	82,836
9,500	Kyushu Electric Power Co., Inc.	94,329
7,200	Kyushu Financial Group Inc.	48,568
1,400	Lawson Inc.	97,404
26,800	LINE Corp.*(c)	1,031,187
5,000	Lion Corp.*	81,283
5,700	LIXIL Group Corp.	128,795
4,200	M3 Inc.	109,211
1,100	Mabuchi Motor Co., Ltd.	62,864
2,400	Makita Corp.	164,464
35,100	Marubeni Corp.	195,210
4,500	Marui Group Co., Ltd.	63,219
1,200	Maruichi Steel Tube Ltd.	39,016
12,300	Mazda Motor Corp.	202,587
1,500	McDonald’s Holdings Co. Japan Ltd.	41,449
20,910	Mebuki Financial Group Inc.	77,550
3,700	Medipal Holdings Corp.	52,884
2,500	MEIJI Holdings Co., Ltd.	198,917
7,300	Minebea Co., Ltd.	74,576
1,200	Miraca Holdings Inc.	53,634
5,400	MISUMI Group Inc.*	96,564
29,200	Mitsubishi Chemical Holdings Corp.	188,399
33,300	Mitsubishi Corp.	732,274
43,000	Mitsubishi Electric Corp.	605,521
28,000	Mitsubishi Estate Co., Ltd.	573,691
4,000	Mitsubishi Gas Chemical Co., Inc.	61,693
73,000	Mitsubishi Heavy Industries Ltd.	330,907
3,000	Mitsubishi Logistics Corp.	41,177
2,400	Mitsubishi Materials Corp.	72,994
14,800	Mitsubishi Motors Corp.	69,576
5,000	Mitsubishi Tanabe Pharma Corp.	95,090
283,600	Mitsubishi UFJ Financial Group Inc.	1,697,918
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	48,460
37,600	Mitsui & Co., Ltd.	515,954
20,000	Mitsui Chemicals Inc.	94,573
20,000	Mitsui Fudosan Co., Ltd.	480,669
24,000	Mitsui OSK Lines Ltd.	63,347
1,000	Mixi Inc.	35,002
529,000	Mizuho Financial Group Inc.	954,576
11,400	MS&AD Insurance Group Holdings Inc.	363,403
4,300	Murata Manufacturing Co., Ltd.	593,873
2,400	Nabtesco Corp.	61,995
20,000	Nagoya Railroad Co., Ltd.	98,664
56,000	NEC Corp.	147,844
3,700	Nexon Co., Ltd.	52,612
5,600	NGK Insulators Ltd.	109,250
3,900	NGK Spark Plug Co., Ltd.	82,067

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.4% - (continued)
4,000	NH Foods Ltd.	$103,522
49,900	Nidec Corp.	4,518,709
167,500	Nikon Corp.	2,490,969
2,500	Nintendo Co., Ltd.	613,484
31	Nippon Building Fund Inc., REIT	171,913
9,000	Nippon Electric Glass Co., Ltd.	48,836
18,000	Nippon Express Co., Ltd.	94,257
3,500	Nippon Paint Holdings Co., Ltd.	113,514
35	Nippon Prologis REIT Inc.	72,848
18,000	Nippon Steel & Sumitomo Metal Corp.	393,815
124,800	Nippon Telegraph & Telephone Corp.	5,021,471
34,000	Nippon Yusen KK	64,359
2,400	Nissan Chemical Industries Ltd.	79,815
54,800	Nissan Motor Co., Ltd.	515,048
4,300	Nisshin Seifun Group Inc.	60,727
1,300	Nissin Foods Holdings Co., Ltd.	68,341
1,900	Nitori Holdings Co., Ltd.	198,296
3,600	Nitto Denko Corp.	253,116
2,000	NOK Corp.	40,402
81,600	Nomura Holdings Inc.	446,682
143,700	Nomura Real Estate Holdings Inc.	2,362,441
93	Nomura Real Estate Master Fund Inc., REIT	138,463
2,600	Nomura Research Institute Ltd.	89,605
9,400	NSK Ltd.	105,348
2,700	NTT Data Corp.	136,303
30,900	NTT DOCOMO Inc.	712,447
14,100	Obayashi Corp.	135,116
1,600	Obic Co., Ltd.	71,627
6,500	Odakyu Electric Railway Co., Ltd.	128,798
18,000	Oji Holdings Corp.	74,896
6,600	Olympus Corp.	236,275
4,100	Omron Corp.	154,367
9,400	Ono Pharmaceutical Co., Ltd.	208,048
800	Oracle Corp. Japan	40,328
5,000	Oriental Land Co., Ltd.	287,506
233,000	ORIX Corp.	3,675,636
42,000	Osaka Gas Co., Ltd.	160,756
1,100	Otsuka Corp.	54,107
73,600	Otsuka Holdings Co., Ltd.	3,032,455
49,100	Panasonic Corp.	510,202
2,200	Park24 Co., Ltd.	63,011
500	Pola Orbis Holdings Inc.	39,279
20,000	Rakuten Inc.	199,152
77,700	Recruit Holdings Co., Ltd.	2,959,158
47,500	Resona Holdings Inc.	232,840
14,200	Ricoh Co., Ltd.	115,696
800	Rinnai Corp.	68,888
1,900	Rohm Co., Ltd.	106,339
500	Ryohin Keikaku Co., Ltd.	98,952
900	Sankyo Co., Ltd.	28,726
204,800	Santen Pharmaceutical Co., Ltd	2,539,228
4,900	SBI Holdings Inc.	62,422
4,700	Secom Co., Ltd.	347,322
4,000	Sega Sammy Holdings Inc.	60,472
3,700	Seibu Holdings Inc.	67,304
6,000	Seiko Epson Corp.	122,759
242,600	Sekisui Chemical Co., Ltd.	3,732,930
192,200	Sekisui House Ltd.	3,190,333
16,600	Seven & i Holdings Co., Ltd.	649,600
13,000	Seven Bank Ltd.	37,476
33,000	Sharp Corp.*	55,695
5,000	Shimadzu Corp.	77,625

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.4% - (continued)
500	Shimamura Co., Ltd.	$59,810
1,700	Shimano Inc.	284,219
12,000	Shimizu Corp.	112,010
8,600	Shin-Etsu Chemical Co., Ltd.	653,300
38,000	Shinsei Bank Ltd.	62,095
6,800	Shionogi & Co., Ltd.	321,076
8,200	Shiseido Co., Ltd.	211,949
13,000	Shizuoka Bank Ltd. (The)	107,609
4,200	Showa Shell Sekiyu KK	37,972
14,200	SMC Corp.	4,142,402
21,200	SoftBank Group Corp.	1,266,684
1,600	Sohgo Security Services Co., Ltd.	65,952
7,700	Sompo Holdings Inc.	256,975
27,800	Sony Corp.	800,581
3,800	Sony Financial Holdings Inc.	56,282
3,300	Stanley Electric Co., Ltd.	92,958
3,900	Start Today Co., Ltd.	59,768
34,000	Sumitomo Chemical Co., Ltd.	159,310
26,500	Sumitomo Corp.	320,449
3,600	Sumitomo Dainippon Pharma Co., Ltd.	59,602
17,200	Sumitomo Electric Industries Ltd.	246,825
12,000	Sumitomo Heavy Industries Ltd.	74,027
11,000	Sumitomo Metal Mining Co., Ltd.	149,563
300,200	Sumitomo Mitsui Financial Group Inc.	11,309,718
7,500	Sumitomo Mitsui Trust Holdings Inc.	279,760
8,000	Sumitomo Realty & Development Co., Ltd.	225,689
3,700	Sumitomo Rubber Industries Ltd.	62,397
800	Sundrug Co., Ltd.	55,975
67,400	Suntory Beverage & Food Ltd.	2,912,527
3,800	Suruga Bank Ltd.	87,225
1,700	Suzuken Co., Ltd.	51,603
76,000	Suzuki Motor Corp.	2,493,516
3,600	Sysmex Corp.	214,203
12,500	T&D Holdings Inc.	160,505
26,000	Taiheiyo Cement Corp.	83,364
23,000	Taisei Corp.	167,844
800	Taisho Pharmaceutical Holdings Co., Ltd.	69,338
2,900	Taiyo Nippon Sanso Corp.	32,598
7,000	Takashimaya Co., Ltd.	58,851
15,700	Takeda Pharmaceutical Co., Ltd.	650,541
2,800	TDK Corp.	192,501
4,000	Teijin Ltd.	75,409
7,700	Terumo Corp.	275,312
2,500	THK Co., Ltd.	55,294
21,000	Tobu Railway Co., Ltd.	101,688
2,500	Toho Co., Ltd.	72,692
9,000	Toho Gas Co., Ltd.	72,010
10,100	Tohoku Electric Power Co., Inc.	119,027
15,100	Tokio Marine Holdings Inc.	664,063
35,400	Tokyo Electric Power Co. Holdings Inc.*	133,386
3,400	Tokyo Electron Ltd.	316,795
49,000	Tokyo Gas Co., Ltd.	216,387
4,500	Tokyo Tatemono Co., Ltd.	59,012
23,000	Tokyu Corp.	173,954
11,000	Tokyu Fudosan Holdings Corp.	64,052
7,000	TonenGeneral Sekiyu KK	67,452
11,000	Toppan Printing Co., Ltd.	101,145
32,000	Toray Industries Inc.	263,423
87,000	Toshiba Corp.	330,082
3,100	TOTO Ltd.	121,253
3,500	Toyo Seikan Group Holdings Ltd.	67,063
1,900	Toyo Suisan Kaisha Ltd.	68,164

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.4% - (continued)
1,400	Toyoda Gosei Co., Ltd.	$30,942
3,500	Toyota Industries Corp.	167,944
59,100	Toyota Motor Corp.	3,479,972
5,000	Toyota Tsusho Corp.	127,406
2,400	Trend Micro Inc.	87,683
800	Tsuruha Holdings Inc.	81,332
8,700	Unicharm Corp.	186,446
65	United Urban Investment Corp., REIT	99,216
4,600	USS Co., Ltd.	74,815
3,600	West Japan Railway Co.	221,349
33,700	Yahoo Japan Corp.	123,485
1,900	Yakult Honsha Co., Ltd.	84,387
13,400	Yamada Denki Co., Ltd.	71,850
4,000	Yamaguchi Financial Group Inc.	42,318
3,600	Yamaha Corp.	111,101
6,100	Yamaha Motor Co., Ltd.	144,231
7,700	Yamato Holdings Co., Ltd.	155,983
2,900	Yamazaki Baking Co., Ltd.	58,024
5,400	Yaskawa Electric Corp.	84,561
4,900	Yokogawa Electric Corp.	69,567
2,400	Yokohama Rubber Co., Ltd. (The)	44,335

	Total Japan	184,721,088

Jersey, Channel Islands - 0.0%
2,025	Randgold Resources Ltd., ADR	145,572

Jordan - 0.0%
3,532	Hikma Pharmaceuticals PLC	75,052

Luxembourg - 0.6%
311,158	ArcelorMittal*	2,381,778
214	Eurofins Scientific SE*	93,652
1,422	Millicom International Cellular SA, ADR	59,882
890	RTL Group SA	60,427
112,953	SES SA, ADR, Class A Shares	2,441,321
67,656	Tenaris SA	1,087,458

	Total Luxembourg	6,124,518

Macau - 0.0%
20,400	MGM China Holdings Ltd.	45,199
55,600	Sands China Ltd.	273,146
33,600	Wynn Macau Ltd.	62,129

	Total Macau	380,474

Mexico - 0.2%
4,727	Fresnillo PLC	70,720
151,548	Grupo Financiero Banorte SAB de CV, Class O Shares	726,623
59,000	Grupo Televisa SAB, ADR	1,225,430

	Total Mexico	2,022,773

Netherlands - 5.4%
136,308	Aalberts Industries NV	4,142,250
93,479	ABN AMRO Group NV, Dutch Certificate, GDR(b)	2,014,881
39,515	Aegon NV	200,706
145,453	Akzo Nobel NV	9,034,629
8,352	Altice NV, Class A Shares*	143,123
2,673	Altice NV, Class B Shares*	46,442
54,559	ASML Holding NV	5,622,324
54,467	Boskalis Westminster	1,695,005
38,132	Gemalto NV	1,938,679
2,131	Heineken Holding NV	149,379
46,369	Heineken NV	3,466,669
238,533	ING Groep NV	3,236,516
28,220	Koninklijke Ahold Delhaize NV	556,553
3,878	Koninklijke DSM NV	234,349
76,432	Koninklijke KPN NV	220,236
20,508	Koninklijke Philips NV	588,009

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 5.4% - (continued)
55,178	Koninklijke Vopak NV	$2,571,604
6,869	NN Group NV	220,375
6,485	NXP Semiconductors NV*	642,988
404,008	PostNL NV*	1,990,886
4,607	QIAGEN NV*	126,974
2,781	Randstad Holding NV	140,724
267,123	Royal Dutch Shell PLC, Class A Shares	6,815,882
442,234	Royal Dutch Shell PLC, Class B Shares	11,801,068
6,463	Wolters Kluwer NV	232,203

	Total Netherlands	57,832,454

New Zealand - 0.0%
20,404	Auckland International Airport Ltd.	88,883
16,758	Contact Energy Ltd.	55,739
16,231	Fletcher Building Ltd.	118,075
15,884	Mercury NZ Ltd.	33,751
28,934	Meridian Energy Ltd.	52,623
7,999	Ryman Healthcare Ltd.	49,870
38,054	Spark New Zealand Ltd.	97,901

	Total New Zealand	496,842

Norway - 0.9%
170,997	DNB ASA	2,524,887
4,271	Gjensidige Forsikring ASA	68,405
8,424	Marine Harvest ASA*	151,700
465,999	Norsk Hydro ASA	2,207,378
18,251	Orkla ASA	162,488
1,822	Schibsted ASA, Class A Shares	39,340
2,230	Schibsted ASA, Class B Shares	45,301
216,156	Statoil ASA	3,758,987
16,809	Telenor ASA	247,831
4,178	Yara International ASA	154,853

	Total Norway	9,361,170

Portugal - 0.0%
50,100	EDP - Energias de Portugal SA	144,786
8,038	Jeronimo Martins SGPS SA	127,007

	Total Portugal	271,793

Singapore - 0.5%
51,800	Ascendas Real Estate Investment Trust	84,767
53,100	CapitaLand Commercial Trust, REIT	56,491
58,300	CapitaLand Ltd.	124,927
59,100	CapitaLand Mall Trust, REIT	80,173
9,300	City Developments Ltd.	54,607
48,100	ComfortDelGro Corp., Ltd.	84,318
183,584	DBS Group Holdings Ltd.	2,241,765
132,000	Genting Singapore PLC	89,115
60,300	Global Logistic Properties Ltd.	86,457
158,600	Golden Agri-Resources Ltd.	47,418
86,600	Hutchison Port Holdings Trust	36,315
2,200	Jardine Cycle & Carriage Ltd.	61,384
35,000	Keppel Corp., Ltd.	132,599
68,800	Oversea-Chinese Banking Corp., Ltd.	434,698
11,100	SATS Ltd.*	37,247
21,700	Sembcorp Industries Ltd.	40,772
13,700	Singapore Airlines Ltd.	95,364
17,400	Singapore Exchange Ltd.	88,471
37,500	Singapore Technologies Engineering Ltd.	88,167
176,900	Singapore Telecommunications Ltd.	464,923
13,800	StarHub Ltd.	27,673
58,600	Suntec Real Estate Investment Trust	69,079
28,000	United Overseas Bank Ltd.	397,879
11,700	UOL Group Ltd.	48,049

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.5% - (continued)
43,100	Wilmar International Ltd.	$105,518

	Total Singapore	5,078,176

South Africa - 0.3%
12,803	Investec PLC	83,278
7,828	Mediclinic International PLC	69,312
8,211	Mondi PLC	168,433
173,672	Spar Group Ltd. (The)	2,328,367

	Total South Africa	2,649,390

South Korea - 1.5%
14,848	KT&G Corp.	1,323,958
2,666	NAVER Corp.	1,805,806
4,565	Samsung Electronics Co., Ltd.	6,705,786
32,584	SK Telecom Co., Ltd.	6,223,416

	Total South Korea	16,058,966

Spain - 3.0%
15,590	Abertis Infraestructuras SA	208,254
4,599	ACS Actividades de Construccion y Servicios SA	135,065
1,563	Aena SA(b)	206,845
84,602	Amadeus IT Holding SA, Class A Shares	3,828,016
628,482	Banco Bilbao Vizcaya Argentaria SA	3,880,313
119,225	Banco de Sabadell SA	148,712
85,784	Banco Popular Espanol SA	74,814
323,681	Banco Santander SA	1,476,998
106,472	Bankia SA	94,698
17,624	Bankinter SA	132,457
1,355,592	CaixaBank SA	3,940,562
95,168	Cellnex Telecom SA(b)	1,330,526
14,683	Distribuidora Internacional de Alimentacion SA	67,003
7,975	Endesa SA	164,594
11,839	Ferrovial SA	209,317
8,849	Gas Natural SDG SA	151,077
150,491	Grifols SA	2,943,971
120,253	Iberdrola SA	722,281
154,696	Industria de Diseno Textil SA	5,277,747
27,471	Mapfre SA	82,388
512,091	Prosegur Cia de Seguridad SA	3,180,154
112,271	Red Electrica Corp. SA	1,995,258
25,361	Repsol SA	340,161
3,980	Telefonica SA*(a)	4,218
99,522	Telefonica SA	828,275
4,867	Zardoya Otis SA	38,013

	Total Spain	31,461,717

Sweden - 1.6%
157,507	Alfa Laval AB	2,355,952
189,729	Assa Abloy AB, Class B Shares	3,573,927
122,965	Atlas Copco AB, Class A Shares	3,707,438
8,595	Atlas Copco AB, Class B Shares	230,176
6,002	Boliden AB	154,406
5,196	Electrolux AB, Series B	121,138
4,155	Getinge AB, Class B Shares	63,377
20,911	Hennes & Mauritz AB, Class B Shares	605,547
5,551	Hexagon AB, Class B Shares	195,634
9,209	Husqvarna AB, Class B Shares	67,983
1,751	ICA Gruppen AB	51,802
3,545	Industrivarden AB, Class C Shares	60,723
10,158	Investor AB, Class B Shares	342,863
5,157	Kinnevik AB, Class B Shares	126,294
635	L E Lundbergforetagen AB, Class B Shares*	36,589
4,143	Lundin Petroleum AB*	77,816
66,899	Nordea Bank AB	702,371
25,348	Sandvik AB	299,112

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 1.6% - (continued)
6,780	Securitas AB, Class B Shares	$99,470
32,412	Skandinaviska Enskilda Banken AB, Class A Shares	322,765
7,342	Skanska AB, Class B Shares	168,744
9,244	SKF AB, Class B Shares	165,766
13,569	Svenska Cellulosa AB SCA, Class B Shares	361,877
33,164	Svenska Handelsbanken AB, Class A Shares	459,956
20,052	Swedbank AB, Class A Shares	461,429
53,489	Swedish Match AB	1,665,960
6,718	Tele2 AB, Class B Shares	51,310
70,013	Telefonaktiebolaget LM Ericsson, Class B Shares	358,783
57,883	Telia Co. AB	216,963
34,417	Volvo AB, Class B Shares	366,489

	Total Sweden	17,472,660

Switzerland - 10.8%
434,554	ABB Ltd., Class Registered Shares*	8,828,653
2,275	Actelion Ltd., Class Registered Shares*	437,177
31,296	Adecco Group AG, Class Registered Shares	1,923,986
155,382	Aryzta AG*	6,620,910
1,088	Baloise Holding AG, Class Registered Shares	130,821
2,179	Barry Callebaut AG, Class Registered Shares*	2,580,026
22	Chocoladefabriken Lindt & Spruengli AG	108,255
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	116,284
130,470	Cie Financiere Richemont SA, Class Registered Shares	8,527,744
129,597	Clariant AG, Class Registered Shares*	2,090,540
3,797	Coca-Cola HBC AG*	80,621
43,051	Credit Suisse Group AG, Class Registered Shares*	573,522
1,078	Dufry AG, Class Registered Shares*	133,391
182	EMS-Chemie Holding AG, Class Registered Shares	93,359
2,023	Galenica AG, Class Registered Shares	2,139,109
830	Geberit AG, Class Registered Shares	327,872
208	Givaudan SA, Class Registered Shares	371,763
269,480	Glencore PLC*	953,593
5,140	Julius Baer Group Ltd.*	227,158
1,206	Kuehne + Nagel International AG, Class Registered Shares	157,230
10,039	LafargeHolcim Ltd., Class Registered Shares*	535,254
31,890	Lonza Group AG, Class Registered Shares*	5,696,379
166,455	Nestlé SA, Class Registered Shares	11,199,058
153,055	Novartis AG, Class Registered Shares	10,533,402
836	Pargesa Holding SA	52,933
391	Partners Group Holding AG	189,581
80,089	Roche Holding AG	17,810,126
10,687	Schindler Holding AG	1,893,908
439	Schindler Holding AG, Class Registered Shares	77,035
981	SGS SA, Class Registered Shares	1,967,054
583	Sika AG	2,828,839
18,880	Sonova Holding AG, Class Registered Shares	2,277,487
13,691	STMicroelectronics NV	139,635
677	Swatch Group AG (The)	199,041
1,189	Swatch Group AG (The), Class Registered Shares	68,418
700	Swiss Life Holding AG, Class Registered Shares*	192,515
1,506	Swiss Prime Site AG, Class Registered Shares *	123,247
7,040	Swiss Re AG	646,573
581	Swisscom AG, Class Registered Shares	247,831
1,184	Syngenta AG*	451,137
2,018	Syngenta AG, Class Registered Shares	770,848
58,149	Temenos Group AG, Class Registered Shares*	4,017,248
342,643	UBS Group AG, Class Registered Shares	5,449,798
54,497	Wolseley PLC	3,159,443
31,286	Zurich Insurance Group AG*	8,177,952

	Total Switzerland	115,126,756

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Taiwan - 0.1%
170,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$972,193

Thailand - 0.3%
1,820,000	CP ALL PCL	3,071,569

United Kingdom - 16.9%
20,315	3i Group PLC	175,046
19,035	Aberdeen Asset Management PLC	63,611
4,368	Admiral Group PLC	103,898
93,258	Aggreko PLC	953,933
31,327	Anglo American PLC*	470,771
10,633	Ashtead Group PLC	208,482
8,278	Associated British Foods PLC	264,125
27,844	AstraZeneca PLC	1,439,963
20,834	Auto Trader Group PLC(b)	104,196
4,075	AVEVA Group PLC	86,321
1,800,145	Aviva PLC	10,030,169
5,553	Babcock International Group PLC	66,211
320,364	BAE Systems PLC	2,407,137
940,835	Balfour Beatty PLC	3,141,702
3,825,633	Barclays PLC	10,325,929
21,151	Barratt Developments PLC	123,743
2,701	Berkeley Group Holdings PLC	83,713
415,329	BP PLC	2,409,528
174,481	British American Tobacco PLC	9,568,831
20,654	British Land Co. PLC (The), REIT	152,863
678,948	BT Group PLC	3,033,685
132,374	Bunzl PLC	3,403,465
335,504	Burberry Group PLC	5,986,593
104,960	Capita PLC	688,832
121,414	Centrica PLC	319,486
24,080	CNH Industrial NV	205,011
1,059,066	Cobham PLC	2,177,232
5,341	Coca-Cola European Partners PLC	177,075
36,213	Compass Group PLC	620,001
2,698	Croda International PLC	109,907
344,383	Diageo PLC	8,624,688
56,692	Dignity PLC	1,730,573
28,818	Direct Line Insurance Group PLC	125,070
20,077	Dixons Carphone PLC	83,102
587,686	Domino’s Pizza Group PLC	2,573,697
3,168	easyJet PLC	39,243
251,802	Essentra PLC	1,249,242
19,884	Fiat Chrysler Automobiles NV	153,420
32,697	G4S PLC	99,866
37,750	GKN PLC	146,194
459,176	GlaxoSmithKline PLC	8,570,472
15,765	Hammerson PLC, REIT	107,281
5,304	Hargreaves Lansdown PLC	78,113
438,957	HSBC Holdings PLC	3,488,804
475,675	ICAP PLC	2,897,972
5,990	IMI PLC	72,471
20,999	Imperial Brands PLC	900,532
175,056	Inmarsat PLC	1,553,073
3,967	InterContinental Hotels Group PLC	162,537
19,881	International Consolidated Airlines Group SA	107,852
60,844	Intertek Group PLC	2,497,180
21,956	Intu Properties PLC, REIT	73,928
76,436	ITV PLC	160,522
36,134	J Sainsbury PLC	104,332
4,289	Johnson Matthey PLC	168,657
50,561	Kingfisher PLC	223,028
17,648	Land Securities Group PLC, REIT	214,324

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.9% - (continued)
131,719	Legal & General Group PLC	$387,156
12,137,978	Lloyds Banking Group PLC	8,789,090
7,034	London Stock Exchange Group PLC	241,782
37,827	Marks & Spencer Group PLC	155,015
18,948	Meggitt PLC	112,000
14,209	Merlin Entertainments PLC(b)	77,481
82,497	National Grid PLC	938,940
3,018	Next PLC	185,188
110,314	Old Mutual PLC	261,212
18,835	Pearson PLC	186,842
7,112	Persimmon PLC	150,733
5,413	Petrofac Ltd.	53,978
3,401	Provident Financial PLC	123,988
744,533	Prudential PLC	14,385,862
91,538	Reckitt Benckiser Group PLC	7,731,097
141,441	RELX NV	2,278,217
24,386	RELX PLC	418,715
9,820	Rio Tinto Ltd.	421,407
27,237	Rio Tinto PLC	1,026,893
268,969	Rolls-Royce Holdings PLC*	2,272,976
80,030	Royal Bank of Scotland Group PLC*	194,451
419,689	Royal Mail PLC	2,460,787
21,468	RSA Insurance Group PLC	145,188
23,772	Sage Group PLC (The)	195,172
2,961	Schroders PLC	102,382
19,979	Segro PLC, REIT	104,495
5,107	Severn Trent PLC	139,592
196,519	Sky PLC	1,920,435
19,723	Smith & Nephew PLC	277,522
8,858	Smiths Group PLC	155,978
53,839	Spectris PLC	1,376,288
223,448	SSE PLC	4,123,942
11,556	St. James’s Place PLC	135,623
72,200	Standard Chartered PLC*	578,788
44,265	Standard Life PLC	190,844
9,760	Tate & Lyle PLC	82,741
69,007	Taylor Wimpey PLC	127,545
180,984	Tesco PLC*	472,482
142,675	Travis Perkins PLC	2,389,360
148,547	Tullett Prebon PLC	826,561
36,183	Unilever NV, Dutch Certificate	1,447,209
172,352	Unilever PLC	6,880,279
14,739	United Utilities Group PLC	162,643
4,501,059	Vodafone Group PLC	10,885,810
53,527	Weir Group PLC (The)	1,206,747
78,134	Whitbread PLC	3,379,037
605,831	William Hill PLC	2,280,487
46,201	WM Morrison Supermarkets PLC	125,735
323,611	Worldpay Group PLC(b)	1,088,659
28,516	WPP PLC	609,782

	Total United Kingdom	179,372,768

United States - 1.4%
75,960	Carnival Corp.	3,905,103
114,610	Carnival PLC	5,795,890
700,800	Samsonite International SA	2,192,913
54,581	Shire PLC	3,178,099

	Total United States	15,072,005

	TOTAL COMMON STOCKS (Cost - $1,018,633,160)	1,029,217,679

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
PREFERRED STOCKS - 1.2%
Brazil - 0.1%
113,800	Telefonica Brasil SA, Class Preferred Shares	$1,518,230

Germany - 1.1%
1,201	Bayerische Motoren Werke AG, Class Preferred Shares	86,384
1,592	FUCHS PETROLUB SE, Class Preferred Shares	63,083
3,953	Henkel AG & Co. KGaA, Class Preferred Shares	458,516
3,307	Porsche Automobil Holding SE, Class Preferred Shares	167,514
3,572	Schaeffler AG, Class Preferred Shares	46,257
86,097	Volkswagen AG, Class Preferred Shares, 1.800%	11,104,765

	Total Germany	11,926,519

	TOTAL PREFERRED STOCKS (Cost - $13,501,360)	13,444,749

RIGHTS - 0.0%
Australia - 0.0%
7,186	Boral Ltd.*	1,247

Spain - 0.0%
71,972	CaixaBank SA*	2,975

United Kingdom - 0.0%
1,927,860	Rolls-Royce Holdings PLC*(a)	2,412

	TOTAL RIGHTS (Cost - $3,057)	6,634

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,032,137,577)	1,042,669,062

Face Amount †
SHORT-TERM INVESTMENTS (d) - 2.2%
MONEY MARKET FUND - 0.6%
$ 6,487,191		Invesco STIT - Government & Agency Portfolio(e) (Cost - $6,487,191)	6,487,191

TIME DEPOSITS - 1.6%
		ANZ National Bank - London:
194,061	GBP	0.050% due 12/1/16	242,819
9,352,883		0.150% due 12/1/16	9,352,883
61,404	AUD	0.745% due 12/1/16	45,328
6,477,453		Banco Santander SA - Frankfurt, 0.150% due 12/1/16	6,477,453
		BBH - Grand Cayman:
45,243	CHF	(1.450)% due 12/1/16	44,502
15,499	EUR	(0.574)% due 12/1/16	16,425
119,613	DKK	(0.400)% due 12/1/16	17,036
1,930,504	JPY	(0.360)% due 12/1/16	16,873
15,562	SGD	0.010% due 12/1/16	10,856
1	CAD	0.050% due 12/1/16	1
104,425	NOK	0.050% due 12/1/16	12,265
1	AUD	0.745% due 12/1/16	1
17,482	NZD	1.200% due 12/1/16	12,380
267,982	HKD	BNP Paribas - Paris, 0.005% due 12/1/16	34,549
215,921	EUR	DNB - Oslo, (0.574)% due 12/1/16	228,822
329,112	SEK	Skandinaviska Enskilda Banken AB - Stockholm, (0.978)% due 12/1/16	35,680
38,486,466	JPY	Sumitomo - Tokyo, (0.360)% due 12/1/16	336,376

		TOTAL TIME DEPOSITS (Cost - $16,884,249)	16,884,249

		TOTAL SHORT-TERM INVESTMENTS (Cost - $23,371,440)	23,371,440

		TOTAL INVESTMENTS - 100.3% (Cost - $1,055,509,017#)	1,066,040,502

		Liabilities in Excess of Other Assets - (0.3)%	(3,587,587)

		TOTAL NET ASSETS - 100.0%	$1,062,452,915

Schedules of Investments

(unaudited) (continued)

International Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.6%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	16.6%
Financials	15.9
Consumer Discretionary	14.6
Health Care	10.4
Consumer Staples	10.2
Information Technology	8.8
Materials	6.7
Telecommunication Services	6.1
Energy	5.2
Utilities	2.0
Real Estate	1.4
Short-Term Investments	2.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2016, International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
EURO STOXX 50 December Futures	18	12/16	$581,993	$6,825
FTSE 100 Index December Futures	5	12/16	424,268	(15,834)
SPI 200 Index December Futures	2	12/16	200,864	2,288
TOPIX Index December Futures	3	12/16	386,488	32,076

				$25,355

At November 30, 2016, International Equity Fund had deposited cash of $94,476 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.3%
Argentina - 0.9%
62,680	Grupo Supervielle SA, ADR*	$891,309
151,033	YPF SA, ADR	2,566,051

	Total Argentina	3,457,360

Brazil - 6.9%
4,700	AES Tiete Energia SA	20,411
112,676	Ambev SA	570,870
467,971	Ambev SA, ADR	2,335,175
19,742	Banco Bradesco SA	169,950
634,185	Banco do Brasil SA	5,339,519
10,500	Banco Santander Brasil SA	87,350
592,156	BB Seguridade Participações SA	4,948,920
43,736	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	214,610
14,500	BR Malls Participações SA*	46,263
13,990	BRF SA	213,466
542,400	CCR SA	2,357,077
5,700	CETIP SA - Mercados Organizados	74,698
8,600	Cia de Saneamento Basico do Estado de Sao Paulo	76,117
15,800	Cia Siderurgica Nacional SA*	58,019
405,764	Cielo SA	3,562,572
3,100	Cosan SA Indústria e Comércio	36,156
5,100	CPFL Energia SA	37,154
116,100	CVC Brasil Operadora e Agencia de Viagens SA	815,958
7,900	Duratex SA	15,987
7,700	EDP - Energias do Brasil SA	32,256
16,900	Embraer SA	82,728
4,100	Engie Brasil Energia SA	43,423
5,000	Equatorial Energia SA	77,533
6,300	Fibria Celulose SA	57,714
8,800	Hypermarcas SA	67,514
18,100	JBS SA	52,188
14,000	Klabin SA	70,186
34,900	Kroton Educacional SA	148,982
125,578	Localiza Rent a Car SA	1,285,830
4,800	Lojas Americanas SA	18,278
16,200	Lojas Renner SA	107,585
900	M Dias Branco SA	31,108
2,000	Multiplan Empreendimentos Imobiliarios SA	34,346
118,700	Natura Cosméticos SA	918,742
6,700	Odontoprev SA	23,158
47,000	Ouro Fino Saude Animal Participacoes SA(a)	395,716
70,236	Petroleo Brasileiro SA*	383,238
2,900	Porto Seguro SA	24,519
5,500	Qualicorp SA	29,815
5,800	Raia Drogasil SA	110,500
20,300	Rumo Logistica Operadora Multimodal SA*	38,141
64,000	Smiles SA	904,697
4,500	Sul America SA	24,953
21,500	TIM Participações SA	52,718
1,349	TOTVS SA	8,572
9,172	Ultrapar Participações SA	187,233
32,500	Vale SA*	269,409
130,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	982,777
14,300	WEG SA	65,776

	Total Brazil	27,509,907

Chile - 0.3%
64,048	AES Gener SA	22,738
65,824	Aguas Andinas SA, Class A Shares	42,358
622,256	Banco de Chile	69,498
948	Banco de Credito e Inversiones	47,414
1,670,620	Banco Santander Chile	91,045

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.3% - (continued)
32,110	Cencosud SA	$94,288
3,735	Cia Cervecerias Unidas SA	37,359
199,393	Colbun SA	37,460
3,852	Empresa Nacional de Telecomunicaciones SA*	42,395
31,738	Empresas CMPC SA	64,556
11,495	Empresas COPEC SA	108,829
82,610	Endesa Americas SA	35,806
498,330	Enel Chile SA	47,180
82,440	Enel Generacion Chile SA	51,464
494,680	Enersis Americas SA	81,228
3,934,534	Itau CorpBanca	31,837
7,569	Latam Airlines Group SA*	68,301
15,303	SACI Falabella	120,229

	Total Chile	1,093,985

China - 20.1%
25,000	3SBio Inc.*(b)	26,569
1,930	58.com Inc., ADR*	61,895
187,263	AAC Technologies Holdings Inc.	1,691,551
562,000	Agricultural Bank of China Ltd., Class H Shares(c)	235,084
46,000	Air China Ltd., Class H Shares(c)	31,585
81,631	Alibaba Group Holding Ltd., ADR*	7,674,947
100,000	Aluminum Corp. of China Ltd., Class H Shares*(c)(d)	44,812
31,000	Anhui Conch Cement Co., Ltd., Class H Shares(c)	89,585
25,000	ANTA Sports Products Ltd.	73,220
53,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	36,657
33,850	Baidu Inc., ADR*	5,651,258
1,926,000	Bank of China Ltd., Class H Shares(c)	874,691
222,000	Bank of Communications Co., Ltd., Class H Shares(c)	170,282
38,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	37,461
160,000	Belle International Holdings Ltd.	91,606
16,000	BYD Co., Ltd., Class H Shares(c)(d)	96,187
267,000	CGN Power Co., Ltd., Class H Shares(b)(c)	80,085
221,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	79,643
226,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	147,276
52,000	China Coal Energy Co., Ltd., Class H Shares*(c)	26,170
112,000	China Communications Construction Co., Ltd., Class H Shares(c)	134,063
60,000	China Communications Services Corp., Ltd., Class H Shares(c)	35,438
34,000	China Conch Venture Holdings Ltd.	62,643
9,567,380	China Construction Bank Corp., Class H Shares(c)	7,115,111
79,000	China Everbright Bank Co., Ltd., Class H Shares(c)	37,525
104,000	China Evergrande Group	70,981
74,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	73,839
123,000	China Huarong Asset Management Co., Ltd.*(b)	49,000
102,000	China Huishan Dairy Holdings Co., Ltd.	38,134
175,000	China Life Insurance Co., Ltd., Class H Shares(c)	507,371
52,100	China Lodging Group Ltd., ADR	2,728,998
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	62,509
1,580,000	China Maple Leaf Educational Systems Ltd.(d)	1,000,028
1,688,000	China Medical System Holdings Ltd.	2,812,362
69,000	China Mengniu Dairy Co., Ltd.	141,216
88,500	China Merchants Bank Co., Ltd., Class H Shares(c)	218,255
149,000	China Minsheng Banking Corp., Ltd., Class H Shares(c)	168,094
74,000	China National Building Material Co., Ltd., Class H Shares(c)	37,353
46,000	China Oilfield Services Ltd., Class H Shares(c)	44,574
59,600	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	231,337
614,000	China Petroleum & Chemical Corp., Class H Shares(c)	442,078
50,000	China Railway Construction Corp., Ltd., Class H Shares(c)	70,948
101,000	China Railway Group Ltd., Class H Shares(c)	90,973
799,000	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,651,538
46,000	China Southern Airlines Co., Ltd., Class H Shares(c)	26,451
352,000	China Telecom Corp., Ltd., Class H Shares(c)	171,518
33,200	China Vanke Co., Ltd., Class H Shares(c)	101,729

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.1% - (continued)
21,700	Chongqing Changan Automobile Co., Ltd., Class B Shares	$32,716
64,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	40,004
54,500	CITIC Securities Co., Ltd., Class H Shares(c)	127,415
1,768,442	CNOOC Ltd.	2,329,394
142,000	Country Garden Holdings Co., Ltd.	79,381
105,000	CRRC Corp., Ltd., Class H Shares(c)	103,559
104,000	CSPC Pharmaceutical Group Ltd.	111,535
8,875	Ctrip.com International Ltd., ADR*	401,416
68,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	69,075
16,000	ENN Energy Holdings Ltd.	73,565
65,500	Fosun International Ltd.	96,935
1,742,000	Fu Shou Yuan International Group Ltd.	1,105,406
11,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares*(b)(c)	35,294
135,000	Geely Automobile Holdings Ltd.	139,316
34,400	GF Securities Co., Ltd., Class H Shares(c)	80,705
313,000	GOME Electrical Appliances Holding Ltd.	40,705
78,500	Great Wall Motor Co., Ltd., Class H Shares(c)	73,693
52,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	67,996
24,400	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	30,978
16,000	Haitian International Holdings Ltd.	31,946
77,600	Haitong Securities Co., Ltd., Class H Shares(c)	149,407
18,500	Hengan International Group Co., Ltd.	145,442
540,000	HengTen Networks Group Ltd.*	47,341
108,000	Huaneng Power International Inc., Class H Shares(c)	67,575
100,000	Huaneng Renewables Corp., Ltd., Class H Shares(c)	32,176
36,800	Huatai Securities Co., Ltd., Class H Shares(b)(c)	84,403
1,807,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,104,146
159,057	JD.com Inc., ADR*(d)	4,273,862
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	39,962
32,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	49,240
20,000	Kingsoft Corp., Ltd.	44,805
30,929	Kweichow Moutai Co., Ltd, Class A Shares	1,426,047
182,000	Lenovo Group Ltd.	112,702
37,000	Longfor Properties Co., Ltd.	47,499
22,792	NetEase Inc., ADR	5,107,687
19,500	New China Life Insurance Co., Ltd., Class H Shares(c)	98,527
3,358	New Oriental Education & Technology Group Inc., ADR*	168,471
176,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	74,103
496,000	PetroChina Co., Ltd., Class H Shares(c)	348,402
1,584,000	Phoenix Healthcare Group Co., Ltd.	2,477,745
106,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	177,298
124,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	684,265
898	Qunar Cayman Islands Ltd., ADR*	26,967
692,000	Semiconductor Manufacturing International Corp.*	93,621
48,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	33,158
72,000	Shanghai Electric Group Co., Ltd., Class H Shares*(c)	34,661
10,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	31,422
299,000	Shanghai International Airport Co., Ltd., Class A Shares	1,184,098
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares(a)	35,921
17,400	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	43,467
278,000	Shenzhou International Group Holdings Ltd.	1,707,445
1,386	SINA Corp.*	106,805
76,000	Sino-Ocean Group Holding Ltd.	32,378
31,500	Sinopec Engineering Group Co., Ltd., Class H Shares(c)	27,193
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(c)	46,371
454,000	Sinopharm Group Co., Ltd., Class H Shares(c)	2,115,700
51,000	Sinotrans Ltd., Class H Shares(c)	25,601
52,500	SOHO China Ltd.	27,795
47,000	Sunac China Holdings Ltd.	35,658
17,000	Sunny Optical Technology Group Co., Ltd.	85,586
25,061	TAL Education Group, ADR*	1,917,918
369,531	Tencent Holdings Ltd.	9,200,928

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.1% - (continued)
50,000	Tingyi Cayman Islands Holding Corp.	$59,363
23,000	TravelSky Technology Ltd., Class H Shares(c)	48,151
10,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	39,403
10,139	Vipshop Holdings Ltd., ADR*	113,760
145,000	Want Want China Holdings Ltd.	92,424
784	Weibo Corp., ADR*	40,227
1,193,600	Weichai Power Co., Ltd., Class H Shares(c)	1,921,978
2,720,000	Xinyi Solar Holdings Ltd.*(d)	925,392
46,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	32,085
724	YY Inc., ADR*	31,327
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	38,532
695,000	Zhengzhou Yutong Bus Co., Ltd., Class A Shares	2,112,776
14,000	Zhuzhou CRRC Times Electric Co., Ltd.	75,895
146,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	48,584
19,000	ZTE Corp., Class H Shares(c)	30,759

	Total China	79,600,118

Colombia - 0.1%
11,531	Cementos Argos SA	41,024
2,215	Corp. Financiera Colombiana SA	25,370
123,625	Ecopetrol SA*	53,068
7,386	Grupo Argos SA	43,283
5,939	Grupo de Inversiones Suramericana SA	68,564
9,779	Interconexion Electrica SA ESP	31,484

	Total Colombia	262,793

Czech Republic - 0.0%
4,079	CEZ AS	66,126
1,924	Komercní Banka AS	63,657
1,576	O2 Czech Republic AS	14,467

	Total Czech Republic	144,250

Egypt - 0.7%
26,352	Commercial International Bank Egypt SAE	101,779
657,076	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	2,530,833
66,557	Global Telecom Holding SAE*	22,130
23,564	Talaat Moustafa Group	11,290

	Total Egypt	2,666,032

Georgia - 0.6%
63,000	BGEO Group PLC	2,330,831

Greece - 0.1%
34,948	Alpha Bank AE*	70,597
46,981	Eurobank Ergasias SA*	35,178
847	FF Group*	18,154
6,204	Hellenic Telecommunications Organization SA	56,339
2,580	JUMBO SA	36,790
138,699	National Bank of Greece SA*	32,317
5,636	OPAP SA	52,560
165,662	Piraeus Bank SA*	34,912
1,168	Titan Cement Co. SA	26,294

	Total Greece	363,141

Hong Kong - 4.8%
284,000	AIA Group Ltd.	1,729,370
82,000	Alibaba Health Information Technology Ltd.*	45,813
290,000	Alibaba Pictures Group Ltd.*	55,642
13,000	Beijing Enterprises Holdings Ltd.	59,928
4,198,000	Beijing Enterprises Water Group Ltd.	3,032,089
76,000	Brilliance China Automotive Holdings Ltd.	106,268
62,000	China Everbright International Ltd.	74,998
24,000	China Everbright Ltd.	48,372
44,000	China Gas Holdings Ltd.	58,172
94,000	China Jinmao Holdings Group Ltd.	25,171
32,000	China Merchants Port Holdings Co., Ltd.	80,259
150,500	China Mobile Ltd.	1,645,910

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 4.8% - (continued)
85,037	China Mobile Ltd., ADR	$4,650,673
92,000	China Overseas Land & Investment Ltd.	265,199
84,000	China Power International Development Ltd.	31,048
40,000	China Resources Beer Holdings Co., Ltd.*	84,592
22,000	China Resources Gas Group Ltd.	65,214
70,000	China Resources Land Ltd.	170,292
48,000	China Resources Power Holdings Co., Ltd.	78,845
46,000	China State Construction International Holdings Ltd.	74,288
40,800	China Taiping Insurance Holdings Co., Ltd.*	93,227
132,000	China Unicom Hong Kong Ltd.	159,537
110,000	CITIC Ltd.	169,103
42,000	COSCO SHIPPING Ports Ltd.	43,928
50,000	Far East Horizon Ltd.	45,136
167,500	Fullshare Holdings Ltd.*	89,186
226,000	Galaxy Entertainment Group Ltd.	1,118,584
329,000	GCL-Poly Energy Holdings Ltd.(d)	44,034
72,000	Guangdong Investment Ltd.	100,743
32,000	Haier Electronics Group Co., Ltd.	53,336
1,458,431	Huabao International Holdings Ltd.*	616,039
82,000	Kunlun Energy Co., Ltd.	60,524
2,400,000	Man Wah Holdings Ltd.	1,678,549
41,000	Nine Dragons Paper Holdings Ltd.	35,938
13,000	Shanghai Industrial Holdings Ltd.	36,572
31,000	Shimao Property Holdings Ltd.	40,459
112,000	Sino Biopharmaceutical Ltd.	77,009
60,000	Sun Art Retail Group Ltd.	50,957
588,500	Techtronic Industries Co., Ltd.	2,302,796

	Total Hong Kong	19,197,800

Hungary - 1.0%
928	MOL Hungarian Oil & Gas PLC	58,085
115,592	OTP Bank PLC	3,109,544
39,531	Richter Gedeon Nyrt	790,657

	Total Hungary	3,958,286

India - 7.6%
1,137	ACC Ltd.	22,281
20,916	Adani Ports & Special Economic Zone Ltd.	84,388
8,509	Ambuja Cements Ltd.	26,276
1,939	Apollo Hospitals Enterprise Ltd.	33,700
1,007,672	Ashok Leyland Ltd.	1,167,365
7,256	Asian Paints Ltd.	102,560
6,644	Aurobindo Pharma Ltd.	72,357
40,411	Axis Bank Ltd.	276,855
80,448	Axis Bank Ltd., Class Registered Shares, GDR	2,791,546
2,121	Bajaj Auto Ltd.	83,392
4,070	Bajaj Finance Ltd.	54,743
2,647	Bharat Forge Ltd.	34,776
14,824	Bharat Heavy Electricals Ltd.	28,143
12,639	Bharat Petroleum Corp., Ltd.	118,805
25,305	Bharti Airtel Ltd.	119,516
14,409	Bharti Infratel Ltd.	78,789
190	Bosch Ltd.	56,312
271,174	Cadila Healthcare Ltd.	1,583,404
11,420	Cairn India Ltd.	42,299
112,855	Cholamandalam Investment and Finance Co., Ltd.	1,596,204
8,741	Cipla Ltd.	72,006
17,538	Coal India Ltd.	79,148
841	Container Corp. Of India Ltd.	14,352
13,307	Dabur India Ltd.	55,328
725,000	Dish TV India Ltd.*	961,992
2,753	Divi’s Laboratories Ltd.	47,516
2,984	Dr Reddy’s Laboratories Ltd.	139,125

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 7.6% - (continued)
308	Eicher Motors Ltd.	$97,878
701,000	Fortis Healthcare Ltd.*	1,814,307
8,018	GAIL India Ltd.	49,542
3,495	Glenmark Pharmaceuticals Ltd.	44,810
3,003	Godrej Consumer Products Ltd.	64,171
6,303	Havells India Ltd.	31,767
14,240	HCL Technologies Ltd.	167,149
101,000	HDFC Bank Ltd.	1,770,897
1,260	Hero MotoCorp Ltd.	57,959
28,229	Hindalco Industries Ltd.	72,258
9,949	Hindustan Petroleum Corp., Ltd.*	67,704
16,456	Hindustan Unilever Ltd.	203,127
36,666	Housing Development Finance Corp., Ltd.	678,175
27,881	ICICI Bank Ltd.	107,774
32,040	Idea Cellular Ltd.	36,020
7,459	Indiabulls Housing Finance Ltd.	82,796
44,655	Infosys Ltd.	636,169
80,577	ITC Ltd.	273,581
2,138	JSW Steel Ltd.	53,557
7,998	Larsen & Toubro Ltd.	160,891
7,539	LIC Housing Finance Ltd.	62,667
5,580	Lupin Ltd.	122,418
7,018	Mahindra & Mahindra Financial Services Ltd.	30,480
9,418	Mahindra & Mahindra Ltd.	162,800
11,385	Marico Ltd.	41,885
2,669	Maruti Suzuki India Ltd.	205,686
7,974	Motherson Sumi Systems Ltd.	36,012
584	Nestle India Ltd.	53,698
41,679	NTPC Ltd.	99,030
21,700	Oil & Natural Gas Corp., Ltd.	90,938
100,000	Phoenix Mills Ltd.	573,919
1,959	Piramal Enterprises Ltd.	48,245
16,158	Power Finance Corp., Ltd.	31,666
31,516	Reliance Industries Ltd.	454,099
211	Shree Cement Ltd.	47,691
3,722	Shriram Transport Finance Co., Ltd.	48,832
1,788	Siemens Ltd.	28,285
39,231	State Bank of India	147,053
116,000	Strides Shasun Ltd.	1,850,735
22,650	Sun Pharmaceutical Industries Ltd.	233,260
143,313	Syngene International Ltd.(b)	1,217,244
11,365	Tata Consultancy Services Ltd.	376,512
38,144	Tata Motors Ltd.	254,954
9,692	Tata Motors Ltd., Class A Shares	42,000
28,154	Tata Power Co., Ltd.	30,386
7,620	Tata Steel Ltd.	46,110
5,846	Tech Mahindra Ltd.	41,712
7,849	Titan Co., Ltd.	37,035
226,000	TVS Motor Co., Ltd.	1,246,634
2,013	UltraTech Cement Ltd.	106,689
1,653	United Spirits Ltd.*	46,398
8,964	UPL Ltd.	82,835
130,722	VA Tech Wabag Ltd.	942,434
26,211	Vedanta Ltd.	88,445
15,561	Wipro Ltd.	105,699
278,864	Yes Bank Ltd.	4,785,878
14,516	Zee Entertainment Enterprises Ltd.	96,182

	Total India	30,130,256

Indonesia - 3.4%
363,400	Adaro Energy Tbk PT	40,833
44,800	AKR Corporindo Tbk PT	22,122
4,424,900	Astra International Tbk PT	2,458,530

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia - 3.4% - (continued)
285,700	Bank Central Asia Tbk PT	$302,381
84,900	Bank Danamon Indonesia Tbk PT	20,356
3,476,762	Bank Mandiri Persero Tbk PT	2,684,358
188,600	Bank Negara Indonesia Persero Tbk PT	71,864
2,012,500	Bank Rakyat Indonesia Persero Tbk PT	1,620,439
192,800	Bumi Serpong Damai Tbk PT	24,392
186,200	Charoen Pokphand Indonesia Tbk PT	42,838
12,100	Gudang Garam Tbk PT	57,665
235,900	Hanjaya Mandala Sampoerna Tbk PT	66,074
37,200	Indocement Tunggal Prakarsa Tbk PT	43,809
58,600	Indofood CBP Sukses Makmur Tbk PT	37,370
110,900	Indofood Sukses Makmur Tbk PT	61,860
51,500	Jasa Marga Persero Tbk PT	15,755
531,900	Kalbe Farma Tbk PT	59,116
1,380,000	Link Net Tbk PT	504,053
464,800	Lippo Karawaci Tbk PT	26,206
59,178	Matahari Department Store Tbk PT	62,815
125,600	Media Nusantara Citra Tbk PT	16,035
275,400	Perusahaan Gas Negara Persero Tbk	53,740
1,555,600	Semen Indonesia Persero Tbk PT	1,015,909
254,000	Summarecon Agung Tbk PT	26,433
147,100	Surya Citra Media Tbk PT	27,164
1,178,087	Telekomunikasi Indonesia Persero Tbk PT	329,553
131,750	Telekomunikasi Indonesia Persero Tbk PT, ADR(d)	3,702,175
60,800	Tower Bersama Infrastructure Tbk PT	24,886
38,700	Unilever Indonesia Tbk PT	115,034
42,400	United Tractors Tbk PT	65,550
119,000	Waskita Karya Persero Tbk PT	22,332
94,700	XL Axiata Tbk PT*	16,113

	Total Indonesia	13,637,760

Jordan - 0.2%
44,000	Hikma Pharmaceuticals PLC	934,967

Kenya - 0.5%
11,000,000	Safaricom Ltd.	2,156,292

Malaysia - 0.9%
31,600	AirAsia Bhd	19,480
25,600	Alliance Financial Group Bhd	22,052
46,100	AMMB Holdings Bhd	43,117
38,800	Astro Malaysia Holdings Bhd	22,731
67,000	Axiata Group Bhd	62,799
18,800	Berjaya Sports Toto Bhd	13,179
114,753	British American Tobacco Malaysia Bhd	1,136,355
76,907	CIMB Group Holdings Bhd	78,822
78,500	Dialog Group Bhd	28,160
88,600	DiGi.Com Bhd	96,526
32,100	Felda Global Ventures Holdings Bhd	11,050
42,500	Gamuda Bhd	45,647
56,600	Genting Bhd	100,806
74,700	Genting Malaysia Bhd	78,016
5,900	Genting Plantations Bhd	14,162
14,100	HAP Seng Consolidated Bhd	25,070
16,500	Hartalega Holdings Bhd	18,045
16,600	Hong Leong Bank Bhd	49,387
5,900	Hong Leong Financial Group Bhd	19,800
72,200	IHH Healthcare Bhd	106,784
72,500	IJM Corp. Bhd	52,344
56,900	IOI Corp. Bhd	55,070
39,000	IOI Properties Group Bhd	18,238
10,800	Kuala Lumpur Kepong Bhd	57,349
8,600	Lafarge Malaysia Bhd	13,850
86,600	Malayan Banking Bhd	150,572

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 0.9% - (continued)
18,900	Malaysia Airports Holdings Bhd	$26,873
47,600	Maxis Bhd	63,588
28,400	MISC Bhd	46,630
60,500	Petronas Chemicals Group Bhd	92,508
5,000	Petronas Dagangan Bhd	25,749
17,400	Petronas Gas Bhd	81,751
12,000	PPB Group Bhd	42,043
60,800	Public Bank Bhd	266,479
20,300	RHB Bank Bhd	22,257
83,200	SapuraKencana Petroleum Bhd*	27,207
63,800	Sime Darby Bhd	113,729
28,900	Telekom Malaysia Bhd	39,973
75,200	Tenaga Nasional Bhd	236,209
11,800	UMW Holdings Bhd	13,564
25,800	Westports Holdings Bhd	25,247
109,000	YTL Corp. Bhd	35,134
52,300	YTL Power International Bhd	16,502

	Total Malaysia	3,514,854

Malta - 0.0%
8,548	Brait SE*	51,761

Mexico - 4.2%
71,300	Alfa SAB de CV, Class A Shares	94,343
232,178	América Móvil SAB de CV, Class L Shares, ADR	2,811,676
794,600	América Móvil SAB de CV, Series L	481,105
10,600	Arca Continental SAB de CV	56,077
353,700	Cemex SAB de CV*	274,997
12,600	Coca-Cola Femsa SAB de CV, Series L	79,222
762,000	Concentradora Hipotecaria SAPI de CV, REIT	904,220
4,730	El Puerto de Liverpool SAB de CV, Class C1 Shares	37,566
64,800	Fibra Uno Administracion SA de CV, REIT	100,007
46,078	Fomento Economico Mexicano SAB de CV	360,557
25,340	Fomento Económico Mexicano SAB de CV, ADR	1,977,787
24,800	Gentera SAB de CV	39,238
5,475	Gruma SAB de CV, Class B Shares	65,469
9,086	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	77,557
5,255	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	76,137
41,400	Grupo Bimbo SAB de CV, Series A	95,598
14,300	Grupo Carso SAB de CV, Series A1	53,325
59,736	Grupo Financiero Banorte SAB de CV, Class O Shares	286,414
59,000	Grupo Financiero Inbursa SAB de CV, Class O Shares	79,645
38,079	Grupo Financiero Santander Mexico SAB de CV, Class B Shares	53,439
282	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	1,977
15,700	Grupo Lala SAB de CV, Class B Shares	23,650
747,235	Grupo México SAB de CV, Series B	2,046,453
57,017	Grupo Televisa SAB	236,612
3,515	Industrias Peñoles SAB de CV	75,494
13,163	Infraestructura Energetica Nova SAB de CV	57,298
712,900	Kimberly-Clark de México SAB de CV, Class A Shares	1,247,110
26,500	Mexichem SAB de CV	62,956
19,800	OHL Mexico SAB de CV*	16,866
1,272,000	PLA Administradora Industrial S de RL de CV, REIT*	1,754,176
6,730	Promotora y Operadora de Infraestructura SAB de CV	58,977
530,000	Qualitas Controladora SAB de CV	803,534
869,000	Unifin Financiera SAB de CV SOFOM ENR	2,102,920
121,879	Wal-Mart de Mexico SAB de CV	224,047

	Total Mexico	16,716,449

Pakistan - 0.9%
598,200	Habib Bank Ltd.	1,298,958
606,162	Oil & Gas Development Co., Ltd.	820,713
907,216	Pakistan Petroleum Ltd.	1,335,679

	Total Pakistan	3,455,350

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Peru - 1.1%
4,824	Cia de Minas Buenaventura SAA, ADR	$53,884
27,679	Credicorp Ltd.	4,337,023
2,150	Southern Copper Corp.	70,584

	Total Peru	4,461,491

Philippines - 1.1%
49,060	Aboitiz Equity Ventures Inc.	72,048
37,300	Aboitiz Power Corp.	32,070
52,800	Alliance Global Group Inc.	13,763
6,250	Ayala Corp.	90,925
185,100	Ayala Land Inc.	122,034
18,090	Bank of the Philippine Islands	32,577
41,600	BDO Unibank Inc.	93,370
101,900	DMCI Holdings Inc.	27,572
238,200	Energy Development Corp.	24,342
845	Globe Telecom Inc.	24,849
1,980	GT Capital Holdings Inc.	45,945
12,950	International Container Terminal Services Inc.	18,727
72,360	JG Summit Holdings Inc.	98,975
10,760	Jollibee Foods Corp.	46,513
284,600	Megaworld Corp.	20,980
331,200	Metro Pacific Investments Corp.	41,139
16,230	Metropolitan Bank & Trust Co.	24,457
2,465	PLDT Inc.	62,931
46,776	PLDT Inc., ADR	1,239,096
41,400	Robinsons Land Corp.	21,362
1,420,730	Robinsons Retail Holdings Inc.	2,040,035
6,080	SM Investments Corp.	75,996
208,700	SM Prime Holdings Inc.	110,800
22,070	Universal Robina Corp.	75,132

	Total Philippines	4,455,638

Poland - 0.3%
2,267	Alior Bank SA*	24,093
839	Bank Handlowy w Warszawie SA	13,429
15,277	Bank Millennium SA*	19,261
3,992	Bank Pekao SA	112,257
873	Bank Zachodni WBK SA	60,745
673	CCC SA	31,835
4,756	Cyfrowy Polsat SA*	27,285
1,916	Eurocash SA	17,746
1,123	Grupa Azoty SA	16,436
2,342	Grupa Lotos SA*	20,634
3,524	KGHM Polska Miedz SA	72,855
32	LPP SA	43,971
371	mBank SA*	28,626
16,889	Orange Polska SA	21,638
21,259	PGE Polska Grupa Energetyczna SA	46,964
8,104	Polski Koncern Naftowy ORLEN SA	147,854
44,416	Polskie Gornictwo Naftowe i Gazownictwo SA	52,419
22,047	Powszechna Kasa Oszczednosci Bank Polski SA	134,145
14,150	Powszechny Zaklad Ubezpieczen SA	99,615
14,745	Synthos SA*	15,370
26,657	Tauron Polska Energia SA*	16,814

	Total Poland	1,023,992

Qatar - 0.2%
2,726	Barwa Real Estate Co.	23,075
4,362	Commercial Bank QSC	39,569
20,281	Ezdan Holding Group QSC	82,377
3,938	Industries Qatar QSC	113,116
9,762	Masraf Al Rayan QSC	90,689
2,090	Ooredoo QSC	53,349
737	Qatar Electricity & Water Co. QSC	43,103

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.2% - (continued)
7,216	Qatar Gas Transport Co., Ltd.	$45,848
3,073	Qatar Insurance Co. SAQ	72,532
1,581	Qatar Islamic Bank SAQ	43,151
5,413	Qatar National Bank SAQ	221,289

	Total Qatar	828,098

Romania - 0.0%
6,036	New Europe Property Investments PLC	68,997

Russia - 5.8%
1,096,126	Alrosa PJSC	1,581,343
281,293	Gazprom PJSC	652,879
538,606	Gazprom PJSC, ADR	2,476,745
10,203	Lukoil PJSC	507,361
63,560	Lukoil PJSC, ADR	3,127,788
10,400	Magnit PJSC	1,703,309
39,139	Magnit PJSC, Class Registered Shares, GDR	1,571,677
1,399	MMC Norilsk Nickel PJSC	226,313
307,409	Mobile TeleSystems PJSC, ADR(d)	2,407,012
34,460	Moscow Exchange MICEX-RTS PJSC	63,614
2,301	Novatek OJSC, Class Registered Shares, GDR	271,037
2,462	PhosAgro PJSC, Class Registered Shares, GDR	33,853
29,370	Rosneft PJSC	155,851
23,120	Rostelecom PJSC	30,509
3,861,276	RusHydro PJSC	56,622
2,433,035	Sberbank of Russia PJSC	6,022,769
5,290	Severstal PJSC	79,271
4,280	Sistema PJSC FC, Class Registered Shares, GDR	35,353
181,300	Surgutneftegas OJSC	84,753
1	T Plus PJSC*	–
32,242	Tatneft PJSC	195,281
131,070,000	VTB Bank PJSC	141,949
88,000	Yandex NV, Class A Shares*	1,672,880

	Total Russia	23,098,169

South Africa - 7.2%
621,000	Advtech Ltd.	789,381
1,362	Anglo American Platinum Ltd.*	28,002
10,268	AngloGold Ashanti Ltd.*	112,505
8,644	Aspen Pharmacare Holdings Ltd.	178,153
10,729	Barclays Africa Group Ltd.	119,804
18,961	Bid Corp., Ltd.	332,566
124,577	Bidvest Group Ltd.	1,436,012
1,019	Capitec Bank Holdings Ltd.	47,045
5,703	Coronation Fund Managers Ltd.	28,986
8,972	Discovery Ltd.	70,981
3,612	Exxaro Resources Ltd.	24,825
77,269	FirstRand Ltd.	277,007
24,223	Fortress Income Fund Ltd., Class A Shares	27,836
19,183	Fortress Income Fund Ltd., Class B Shares	41,488
5,307	Foschini Group Ltd.	55,646
19,690	Gold Fields Ltd.	61,409
53,531	Growthpoint Properties Ltd., REIT	94,713
6,123	Hyprop Investments Ltd., REIT	49,063
15,793	Impala Platinum Holdings Ltd.*	49,579
143,260	Imperial Holdings Ltd.	1,718,771
6,258	Investec Ltd.	40,014
2,924	Liberty Holdings Ltd.	23,006
484,935	Life Healthcare Group Holdings Ltd.	1,063,688
2,726	Massmart Holdings Ltd.	22,231
26,001	MMI Holdings Ltd.	40,416
2,995	Mondi Ltd.	60,359
6,081	Mr Price Group Ltd.	62,716
39,462	MTN Group Ltd.	317,789

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 7.2% - (continued)
41,140	Naspers Ltd., Class N Shares	$5,975,913
88,967	Nedbank Group Ltd.	1,457,860
24,015	Netcare Ltd.	53,369
6,133	Pick n Pay Stores Ltd.	28,549
3,220	Pioneer Foods Group Ltd.	35,687
1,522,723	PPC Ltd.	597,183
2,310	PSG Group Ltd.	31,896
16,688	Rand Merchant Investment Holdings Ltd.	45,748
110,364	Redefine Properties Ltd., REIT	81,149
13,416	Remgro Ltd.	199,190
7,284	Resilient REIT Ltd.	53,570
407,000	Rhodes Food Group Pty Ltd.	734,198
17,802	RMB Holdings Ltd.	78,864
334,040	Sanlam Ltd.	1,465,522
13,685	Sappi Ltd.*	80,750
13,031	Sasol Ltd.	348,883
214,984	Shoprite Holdings Ltd.	2,857,179
18,532	Sibanye Gold Ltd.	38,279
85,673	Spar Group Ltd.	1,148,591
157,404	Standard Bank Group Ltd.	1,687,065
73,421	Steinhoff International Holdings NV	339,923
6,698	Telkom SA SOC Ltd.	33,150
4,122	Tiger Brands Ltd.	114,971
840,000	Transaction Capital Ltd.	952,575
11,473	Truworths International Ltd.	57,164
9,195	Tsogo Sun Holdings Ltd.	18,369
144,570	Vodacom Group Ltd.(d)	1,482,273
278,916	Woolworths Holdings Ltd.	1,281,178

	Total South Africa	28,453,039

South Korea - 10.8%
815	Amorepacific Corp.	226,923
706	AMOREPACIFIC Group	77,311
502	BGF retail Co., Ltd.	37,011
6,659	BNK Financial Group Inc.	50,724
1,902	Celltrion Inc.*	165,258
1,752	Cheil Worldwide Inc.	22,236
200	CJ CheilJedang Corp.	65,168
369	CJ Corp.	54,850
479	CJ E&M Corp.	22,951
174	CJ Korea Express Corp.*	27,252
25,823	Coway Co., Ltd.	1,852,682
706	Daelim Industrial Co., Ltd.	45,778
3,187	Daewoo Engineering & Construction Co., Ltd.*	13,978
4,444	DGB Financial Group Inc.	36,105
1,253	Dongbu Insurance Co., Ltd.	77,884
890	Dongsuh Cos., Inc.	20,151
1,210	Doosan Heavy Industries & Construction Co., Ltd.	26,403
497	E-MART Inc.	79,318
1,257	GS Engineering & Construction Corp.*(d)	25,225
1,305	GS Holdings Corp.	60,968
684	GS Retail Co., Ltd.	27,465
7,502	Hana Financial Group Inc.	206,257
1,885	Hankook Tire Co., Ltd.	86,748
132	Hanmi Pharm Co., Ltd.	41,279
294	Hanmi Science Co., Ltd.	18,716
4,728	Hanon Systems	39,114
268	Hanssem Co., Ltd.	46,969
2,668	Hanwha Chemical Corp.	52,636
1,147	Hanwha Corp.	34,530
271,493	Hanwha Life Insurance Co., Ltd.	1,542,685
844	Hotel Shilla Co., Ltd.	36,107
534	Hyosung Corp.	63,306

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.8% - (continued)
389	Hyundai Department Store Co., Ltd.	$35,835
1,430	Hyundai Development Co-Engineering & Construction	50,101
1,836	Hyundai Engineering & Construction Co., Ltd.	61,179
476	Hyundai Glovis Co., Ltd.	64,103
1,058	Hyundai Heavy Industries Co., Ltd.*	129,048
1,582	Hyundai Marine & Fire Insurance Co., Ltd.	48,880
13,708	Hyundai Mobis Co., Ltd.	2,894,298
3,400	Hyundai Motor Co.	385,465
2,041	Hyundai Steel Co.	86,357
416	Hyundai Wia Corp.	24,293
6,416	Industrial Bank of Korea	71,535
760	Kakao Corp.	50,110
2,983	Kangwon Land Inc.	90,511
77,367	KB Financial Group Inc.	2,789,563
148	KCC Corp.	46,782
571	KEPCO Plant Service & Engineering Co., Ltd.	28,065
6,127	Kia Motors Corp.	194,437
1,483	Korea Aerospace Industries Ltd.	83,437
6,010	Korea Electric Power Corp.	236,260
714	Korea Gas Corp.	25,967
993	Korea Investment Holdings Co., Ltd.	33,797
216	Korea Zinc Co., Ltd.	86,538
930	Korean Air Lines Co., Ltd.*	24,678
14,505	KT&G Corp.	1,293,374
465	Kumho Petrochemical Co., Ltd.	29,024
1,069	LG Chem Ltd.	205,492
2,407	LG Corp.	115,526
5,884	LG Display Co., Ltd.	139,291
2,689	LG Electronics Inc.	102,430
3,309	LG Household & Health Care Ltd.	2,220,120
360	LG Innotek Co., Ltd.	24,711
5,455	LG Uplus Corp.	53,037
390	Lotte Chemical Corp.	107,070
16	Lotte Chilsung Beverage Co., Ltd.	21,318
145	Lotte Confectionery Co., Ltd.	22,070
280	Lotte Shopping Co., Ltd.	51,588
4,565	Mirae Asset Daewoo Co., Ltd.	26,997
1,882	Mirae Asset Securities Co., Ltd.	32,580
4,064	NAVER Corp.	2,752,737
443	NCSoft Corp.	102,279
3,589	NH Investment & Securities Co., Ltd.	29,995
423	OCI Co., Ltd.*	26,585
91	Orion Corp.	52,512
31	Ottogi Corp.	18,211
1,577	POSCO	335,171
1,157	Posco Daewoo Corp.	26,203
482	S-1 Corp.	38,834
405	Samsung Biologics Co., Ltd.*	52,968
1,919	Samsung C&T Corp.	208,145
884	Samsung Card Co., Ltd.	31,500
1,420	Samsung Electro-Mechanics Co., Ltd.	55,621
8,226	Samsung Electronics Co., Ltd.	12,083,636
841	Samsung Fire & Marine Insurance Co., Ltd.	209,847
6,175	Samsung Heavy Industries Co., Ltd.*	43,466
1,775	Samsung Life Insurance Co., Ltd.	172,611
1,391	Samsung SDI Co., Ltd.	108,862
880	Samsung SDS Co., Ltd.	101,399
1,462	Samsung Securities Co., Ltd.	39,824
87,303	Shinhan Financial Group Co., Ltd.	3,274,123
188	Shinsegae Inc.	28,764
1,158	SK Holdings Co., Ltd.	227,520
103,768	SK Hynix Inc.	3,753,089

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.8% - (continued)
1,637	SK Innovation Co., Ltd.	$216,292
3,204	SK Networks Co., Ltd.	18,475
514	SK Telecom Co., Ltd.	98,172
1,140	S-Oil Corp.	82,714
27,750	Soulbrain Co., Ltd.	1,233,284
7,823	Woori Bank	79,680
197	Yuhan Corp.	32,945

	Total South Korea	42,705,319

Spain - 0.7%
149,000	CIE Automotive SA	2,768,062

Switzerland - 0.8%
35,400	Luxoft Holding Inc., Class A Shares*	1,941,690
56,800	Wizz Air Holdings PLC*(b)	1,191,150

	Total Switzerland	3,132,840

Taiwan - 7.8%
74,000	Acer Inc.*	31,166
1,180,090	Advanced Semiconductor Engineering Inc.	1,258,762
8,000	Advantech Co., Ltd.	64,003
235,000	Aerospace Industrial Development Corp.	298,149
60,000	Asia Cement Corp.	52,662
54,000	Asia Pacific Telecom Co., Ltd.*	16,835
18,000	Asustek Computer Inc.	148,012
219,000	AU Optronics Corp.	78,419
453,000	Basso Industry Corp.	1,048,541
4,000	Casetek Holdings Ltd.	10,830
14,000	Catcher Technology Co., Ltd.	100,657
191,000	Cathay Financial Holding Co., Ltd.	280,764
26,000	Chailease Holding Co., Ltd.	44,274
125,080	Chang Hwa Commercial Bank Ltd.	66,804
49,000	Cheng Shin Rubber Industry Co., Ltd.	91,979
13,000	Chicony Electronics Co., Ltd.	30,519
67,000	China Airlines Ltd.	20,046
345,000	China Development Financial Holding Corp.	85,721
88,000	China Life Insurance Co., Ltd.	93,610
258,000	China Steel Corp.	202,731
85,000	Chunghwa Telecom Co., Ltd.	285,767
108,000	Compal Electronics Inc.	61,266
393,880	CTBC Financial Holding Co., Ltd.	215,725
49,000	Delta Electronics Inc.	245,242
199,000	E.Sun Financial Holding Co., Ltd.	115,221
5,000	Eclat Textile Co., Ltd.	51,608
51,450	Eva Airways Corp.	25,199
44,000	Evergreen Marine Corp. Taiwan Ltd.*	16,708
82,000	Far Eastern New Century Corp.	60,305
41,000	Far EasTone Telecommunications Co., Ltd.	94,730
8,000	Feng TAY Enterprise Co., Ltd.	29,899
243,485	First Financial Holding Co., Ltd.	128,045
81,000	Formosa Chemicals & Fibre Corp.	253,174
29,000	Formosa Petrochemical Corp.	97,530
94,000	Formosa Plastics Corp.	267,089
20,000	Formosa Taffeta Co., Ltd.	18,716
23,230	Foxconn Technology Co., Ltd.	60,393
156,000	Fubon Financial Holding Co., Ltd.	241,759
7,000	Giant Manufacturing Co., Ltd.	41,621
21,000	Highwealth Construction Corp.	31,413
5,100	Hiwin Technologies Corp.	21,137
878,825	Hon Hai Precision Industry Co., Ltd.	2,241,787
6,000	Hotai Motor Co., Ltd.	68,812
17,000	HTC Corp.*	44,723
186,912	Hua Nan Financial Holdings Co., Ltd.	94,774
227,000	Innolux Corp.	78,094

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 7.8% - (continued)
66,000	Inotera Memories Inc.*(a)	$61,656
63,000	Inventec Corp.	42,476
15,541	Largan Precision Co., Ltd.	1,782,498
53,264	Lite-On Technology Corp.	83,195
35,000	MediaTek Inc.	242,138
275,000	Mega Financial Holding Co., Ltd.	195,768
5,000	Merida Industry Co., Ltd.	21,821
17,000	Micro-Star International Co., Ltd.*	45,249
120,000	Nan Ya Plastics Corp.	251,972
17,000	Nanya Technology Corp.	23,635
4,000	Nien Made Enterprise Co., Ltd.	44,638
15,000	Novatek Microelectronics Corp.	49,756
2,000	OBI Pharma Inc.*	17,667
49,000	Pegatron Corp.	116,323
4,000	Phison Electronics Corp.	30,472
56,000	Pou Chen Corp.	69,794
17,000	Powertech Technology Inc.	43,558
112,000	Poya International Co., Ltd.	1,399,030
14,539	President Chain Store Corp.	108,988
68,000	Quanta Computer Inc.	126,330
11,000	Realtek Semiconductor Corp.	34,066
21,000	Ruentex Development Co., Ltd.*	25,037
14,000	Ruentex Industries Ltd.	25,624
209,000	Shin Kong Financial Holding Co., Ltd.*	53,858
55,000	Siliconware Precision Industries Co., Ltd.	83,075
258,300	SinoPac Financial Holdings Co., Ltd.	73,575
9,990	Standard Foods Corp.	23,635
35,700	Synnex Technology International Corp.	36,392
4,000	TaiMed Biologics Inc.*	22,328
217,689	Taishin Financial Holding Co., Ltd.	79,710
101,850	Taiwan Business Bank	25,730
84,000	Taiwan Cement Corp.	96,842
195,810	Taiwan Cooperative Financial Holding Co., Ltd.	86,118
19,000	Taiwan Fertilizer Co., Ltd.	24,117
42,000	Taiwan Mobile Co., Ltd.	141,094
2,794,132	Taiwan Semiconductor Manufacturing Co., Ltd.	15,979,036
48,000	Teco Electric and Machinery Co., Ltd.	40,020
6,000	Transcend Information Inc.	16,470
122,000	Uni-President Enterprises Corp.	208,042
307,000	United Microelectronics Corp.	108,448
23,000	Vanguard International Semiconductor Corp.	43,236
62,824	Wistron Corp.	44,695
38,000	WPG Holdings Ltd.	46,924
243,000	Yuanta Financial Holding Co., Ltd.	87,821
22,000	Yulon Motor Co., Ltd.	19,082
10,000	Zhen Ding Technology Holding Ltd.	19,932

	Total Taiwan	31,117,092

Thailand - 2.3%
26,300	Advanced Info Service PCL, NVDR	106,446
10,800	Airports of Thailand PCL, NVDR(d)	121,506
6,400	Bangkok Bank PCL, Class Registered Shares	28,276
97,700	Bangkok Dusit Medical Services PCL, NVDR(d)	63,697
173,300	Bangkok Expressway & Metro PCL, NVDR	37,519
39,300	Banpu PCL, NVDR	20,530
24,800	BEC World PCL, NVDR	12,844
25,000	Berli Jucker PCL*	36,765
149,400	BTS Group Holdings PCL, NVDR	36,356
9,000	Bumrungrad Hospital PCL, NVDR(d)	48,342
33,700	Central Pattana PCL, NVDR(d)	53,238
68,400	Charoen Pokphand Foods PCL, NVDR(d)	54,954
2,259,700	CP ALL PCL, NVDR(d)	3,810,394
12,600	Delta Electronics Thailand PCL, NVDR	26,688

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 2.3% - (continued)
3,400	Electricity Generating PCL, NVDR	$18,935
28,000	Energy Absolute PCL, NVDR	23,095
13,000	Glow Energy PCL, NVDR	28,767
99,300	Home Product Center PCL, NVDR	28,599
36,400	Indorama Ventures PCL, NVDR	33,549
254,400	IRPC PCL, NVDR	34,446
161,300	Kasikornbank PCL	766,422
5,000	KCE Electronics PCL*	16,877
89,600	Krung Thai Bank PCL, NVDR	44,099
54,200	Minor International PCL, NVDR	56,934
68,764	PTT Exploration & Production PCL	158,908
35,200	PTT Exploration & Production PCL, NVDR	82,779
52,500	PTT Global Chemical PCL, NVDR	91,717
25,300	PTT PCL, NVDR(d)	250,803
12,600	Robinson Department Store PCL, NVDR(d)	23,243
102,200	Siam Cement PCL, Class Registered Shares	1,389,786
2,800	Siam Cement PCL, NVDR	37,330
39,500	Siam Commercial Bank PCL, NVDR	161,752
1,140,000	Srisawad Power 1979 PCL, NVDR(d)	1,305,845
20,700	Thai Oil PCL, NVDR(d)	42,849
48,400	Thai Union Group PCL, NVDR	28,065
338,600	TMB Bank PCL, NVDR	19,134
253,200	True Corp. PCL, NVDR(d)	50,605

	Total Thailand	9,152,094

Turkey - 3.1%
736,280	Akbank TAS	1,612,337
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	27,503
5,951	Arcelik AS	34,591
117,000	AvivaSA Emeklilik ve Hayat AS	681,111
5,364	BIM Birlesik Magazalar AS	75,363
1,916	Coca-Cola Icecek AS	18,252
47,768	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	40,009
35,358	Eregli Demir ve Celik Fabrikalari TAS	48,640
1,752	Ford Otomotiv Sanayi AS	14,673
23,168	Haci Ömer Sabanci Holding AS	58,857
376,713	KOC Holding AS	1,361,103
16,988	Petkim Petrokimya Holding AS	17,996
4,165	TAV Havalimanlari Holding AS	15,607
232,122	Tofas Turk Otomobil Fabrikasi AS	1,449,310
65,884	Tüpras Türkiye Petrol Rafinerileri AS	1,316,004
14,117	Turk Hava Yollari AO*	19,759
456,172	Türk Telekomunikasyon AS	732,112
496,814	Turkcell Iletisim Hizmetleri AS	1,303,215
58,362	Türkiye Garanti Bankasi AS	123,307
16,010	Türkiye Halk Bankasi AS	40,781
816,143	Türkiye Is Bankasi, Class C Shares	1,140,721
5,886,000	Turkiye Sinai Kalkinma Bankasi AS	2,133,979
18,216	Türkiye Sise ve Cam Fabrikalari AS	17,542
19,105	Türkiye Vakiflar Bankasi TAO, Class D Shares	23,077
3,889	Ulker Biskuvi Sanayi AS	19,496
22,103	Yapi ve Kredi Bankasi AS*	19,984

	Total Turkey	12,345,329

United Arab Emirates - 0.5%
49,559	Abu Dhabi Commercial Bank PJSC	83,540
79,701	Aldar Properties PJSC	53,966
57,148	Arabtec Holding PJSC*	20,315
4,206	DP World Ltd.	65,415
50,379	Dubai Financial Market PJSC	15,686
31,535	Dubai Islamic Bank PJSC	45,037
49,119	Emaar Malls PJSC	34,844
88,548	Emaar Properties PJSC	164,091

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
United Arab Emirates - 0.5% - (continued)
44,012	Emirates Telecommunications Group Co. PJSC	$223,637
22,832	First Gulf Bank PJSC	72,230
17,176	National Bank of Abu Dhabi PJSC	43,938
59,000	NMC Health PLC	993,878

	Total United Arab Emirates	1,816,577

United Kingdom - 0.3%
295,000	International Personal Finance PLC	1,025,689

United States - 0.1%
9,558	Yum China Holdings Inc.*	268,771

	TOTAL COMMON STOCKS (Cost - $359,673,704)	377,903,389

PREFERRED STOCKS - 3.0%
Brazil - 1.1%
67,256	Banco Bradesco SA, Class Preferred Shares	591,098
3,900	Braskem SA, Class Preferred A Shares	31,684
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares*	47,705
4,000	Cia Brasileira de Distribuicao, Class Preferred Shares	64,520
19,100	Cia Energetica de Minas Gerais, Class Preferred Shares	44,576
2,600	Cia Paranaense de Energia, Class Preferred B Shares	22,236
23,200	Gerdau SA, Class Preferred Shares	92,868
211,090	Itaú Unibanco Holding SA, Class Preferred Shares	2,208,806
98,500	Itausa - Investimentos Itau SA, Class Preferred Shares	250,542
14,800	Lojas Americanas SA, Class Preferred Shares	71,617
96,900	Petroleo Brasileiro SA, Class Preferred Shares*	458,021
10,200	Suzano Papel e Celulose SA, Class Preferred A Shares	38,721
11,300	Telefonica Brasil SA, Class Preferred Shares	150,756
48,700	Vale SA, Class Preferred A Shares*	367,588

	Total Brazil	4,440,738

Chile - 0.0%
6,556	Embotelladora Andina SA, Class Preferred B Shares	23,761
2,428	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	68,796

	Total Chile	92,557

Colombia - 0.5%
184,000	Banco Davivienda SA, Class Preferred Shares	1,714,940
11,482	Bancolombia SA, Class Preferred Shares	97,084
88,943	Grupo Aval Acciones y Valores SA, Class Preferred Shares	33,697
2,555	Grupo de Inversiones Suramericana SA, Class Preferred Shares	28,549

	Total Colombia	1,874,270

Russia - 0.1%
175,600	Surgutneftegas OJSC, Class Preferred Shares	86,046
39	Transneft PJSC, Class Preferred Shares	108,160

	Total Russia	194,206

South Korea - 1.3%
226	Amorepacific Corp., Class Preferred Shares	37,332
1,530	Hyundai Motor Co., Class Preferred Shares	127,206
194	LG Chem Ltd., Class Preferred Shares	27,091
52	LG Household & Health Care Ltd., Class Preferred Shares	22,009
4,391	Samsung Electronics Co., Ltd., Class Preferred Shares	4,997,389

	Total South Korea	5,211,027

	TOTAL PREFERRED STOCKS (Cost - $11,283,336)	11,812,798

RIGHTS - 0.0%
Chile - 0.0%
851	Latam Airlines Group SA*	13

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Indonesia - 0.0%
3,467		Jasa Marga Persero Tbk PT*(a)	$64

		TOTAL RIGHTS (Cost - $0)	77

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $370,957,040)	389,716,264

Face Amount †
SHORT-TERM INVESTMENTS(e) - 3.5%
MONEY MARKET FUND - 1.9%
$ 7,500,078		Invesco STIT - Government & Agency Portfolio(f) (Cost - $7,500,078)	7,500,078

TIME DEPOSITS - 1.6%
3,533,522		ANZ National Bank - London, 0.150% due 12/1/16	3,533,522
1,419,838		Banco Santander SA - Frankfurt, 0.150% due 12/1/16	1,419,838
1,195,206		Bank of Montreal - London, 0.150% due 12/1/16	1,195,206
		BBH - Grand Cayman:
14	GBP	0.050% due 12/1/16	17
247,860	ZAR	5.750% due 12/1/16	17,603
249,210	HKD	BNP Paribas - Paris, 0.005% due 12/1/16	32,129
		DNB - Oslo:
29,397	EUR	(0.574)% due 12/1/16	31,153
125,834		0.150% due 12/1/16	125,834
52,338	SGD	HSBC Bank - Singapore, 0.010% due 12/1/16	36,512
2,235,558	ZAR	Wells Fargo - Grand Cayman, 5.750% due 12/1/16	158,770

		TOTAL TIME DEPOSITS (Cost - $6,550,584)	6,550,584

		TOTAL SHORT-TERM INVESTMENTS (Cost - $14,050,662)	14,050,662

		TOTAL INVESTMENTS - 101.8% (Cost - $385,007,702#)	403,766,926

		Liabilities in Excess of Other Assets - (1.8)%	(7,082,224)

		TOTAL NET ASSETS - 100.0%	$396,684,702

†	Amount denominated in U.S. dollars, unless otherwise noted
*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.6%
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials	25.0%
Information Technology	21.6
Consumer Discretionary	13.0
Consumer Staples	8.0
Telecommunication Services	6.5
Energy	5.5
Industrials	5.1
Health Care	5.0
Materials	3.7
Utilities	1.7
Real Estate	1.4
Short-Term Investments	3.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2016, Emerging Markets Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized (Depreciation)
Contracts to Buy:
E-mini MSCI Emerging Markets Index December Futures	12	12/16	$517,800	$(23,363)

At November 30, 2016, Emerging Markets Equity Fund had deposited cash of $24,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 30.8%
U.S. GOVERNMENT OBLIGATIONS - 30.0%
	U.S. Treasury Bonds:
$ 910,000	5.000% due 5/15/37	$ 1,231,077
690,000	3.750% due 8/15/41	784,107
3,190,000	3.125% due 11/15/41	3,266,136
2,345,000	3.125% due 2/15/42	2,401,151
100,000	3.125% due 2/15/43	102,305
2,065,000	3.750% due 11/15/43	2,363,215
415,000	3.125% due 8/15/44	423,867
16,300,000	3.000% due 5/15/45	16,220,733
625,000	2.875% due 8/15/45	606,396
8,220,000	3.000% due 11/15/45	8,173,442
1,650,000	2.500% due 2/15/46	1,477,362
3,980,000	2.500% due 5/15/46	3,561,945
10,450,000	2.250% due 8/15/46	8,843,720
3,355,000	2.875% due 11/15/46	3,261,493
	U.S. Treasury Inflation Indexed Bonds:
292,654	2.125% due 2/15/40	367,784
662,439	0.750% due 2/15/42	637,904
1,336,324	1.375% due 2/15/44	1,481,952
2,429,843	0.750% due 2/15/45	2,326,339
1,304,218	1.000% due 2/15/46	1,335,782
	U.S. Treasury Inflation Indexed Notes:
3,039,670	0.375% due 7/15/23	3,075,182
486,309	0.625% due 1/15/24	496,274
3,156,017	0.375% due 7/15/25	3,150,677
1,279,144	0.125% due 7/15/26	1,244,322
	U.S. Treasury Notes:
70,000	0.750% due 6/30/17	70,030
3,520,000	0.750% due 10/31/17	3,517,388
240,000	0.625% due 11/30/17	239,405
1,915,000	0.750% due 10/31/18	1,901,685
4,875,000	1.500% due 12/31/18	4,911,372
16,350,000	0.875% due 9/15/19	16,137,336
12,285,000	1.000% due 11/15/19	12,147,039
580,000	1.375% due 3/31/20	577,474
740,000	1.625% due 6/30/20	740,838
870,000	2.000% due 9/30/20	881,232
150,000	1.375% due 10/31/20	148,260
5,035,000	1.125% due 6/30/21	4,881,493
6,470,000	1.125% due 7/31/21	6,265,283
2,390,000	2.250% due 7/31/21	2,432,991
8,815,000	1.125% due 9/30/21	8,518,534
18,595,000	1.250% due 10/31/21	18,064,020
5,105,000	1.750% due 11/30/21	5,086,556
5,440,000	1.500% due 1/31/22	5,326,739
400,000	1.750% due 3/31/22	395,734
16,875,000	1.500% due 3/31/23	16,248,786
565,000	1.625% due 4/30/23	547,774
2,320,000	1.375% due 6/30/23	2,210,751
1,265,000	1.250% due 7/31/23	1,194,214
556,000	1.375% due 8/31/23	528,461
2,370,000	1.375% due 9/30/23	2,251,223
2,522,500	1.625% due 10/31/23	2,435,000
969,000	2.750% due 11/15/23	1,004,088
11,560,000	2.125% due 11/30/23	11,519,355
815,000	1.625% due 5/15/26	763,283
12,432,500	1.500% due 8/15/26	11,483,067
2,420,000	2.000% due 11/15/26	2,341,822

	TOTAL U.S. GOVERNMENT OBLIGATIONS	211,604,398

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES - 0.8%
		Federal Home Loan Bank (FHLB):
$ 345,000		4.000% due 9/1/28	$382,678
1,520,000		step bond to yield, 1.250% due 6/28/30	1,513,830
810,000		Federal Home Loan Mortgage Corp. (FHLMC), 1.250% due 10/2/19	806,044
		Federal National Mortgage Association (FNMA):
650,000		zero coupon, due 10/9/19	616,638
250,000		1.250% due 8/17/21	242,775
585,000		1.875% due 9/24/26	542,289
405,000		7.125% due 1/15/30	587,304
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		due 1/15/30(a)	369,530
595,000		due 5/15/30(a)	382,311
		Residual Funding Corp., Principal Strip:
240,000		due 7/15/20(a)	224,714
325,000		due 1/15/21(a)	299,588

		TOTAL U.S. GOVERNMENT AGENCIES	5,967,701

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $219,340,674)	217,572,099

CORPORATE BONDS & NOTES - 27.0%
Aerospace & Defense - 0.4%
35,000	BBB	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(b)	35,805
30,000	A+	General Dynamics Corp., Company Guaranteed Notes, 2.125% due 8/15/26	27,827
		Harris Corp., Senior Unsecured Notes:
120,000	BBB-	4.854% due 4/27/35	122,454
148,000	BBB-	5.054% due 4/27/45	154,334
50,000	A	Honeywell International Inc., Senior Unsecured Notes, 2.500% due 11/1/26	47,400
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	30,409
410,000	BBB+	3.550% due 1/15/26	420,339
45,000	BBB+	3.600% due 3/1/35	42,942
172,000	BBB+	4.500% due 5/15/36	183,237
		Northrop Grumman Corp., Senior Unsecured Notes:
50,000	BBB	3.250% due 8/1/23	51,265
50,000	BBB	3.850% due 4/15/45	47,555
		United Technologies Corp.:
1,660,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	1,660,236
80,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	84,880

		Total Aerospace & Defense	2,908,683

Airlines - 0.4%
599,336	A	American Airlines Class A Pass Through Trust, Series 2013-2, Pass Thru Certificates, 4.950% due 1/15/23	642,787
323,764	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(b)	336,310
291,777	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(b)	301,625
210,933	A	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	225,699
630,601	A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	702,331
285,519	BBB	Northwest Airlines Inc. Class A-1 Pass Through Trust, Pass Thru Certificates, 7.041% due 4/1/22	328,347
25,724	A	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	29,599
399,209	A	US Airways Pass Through Trust, Series 2001-1G, Pass Thru Certificates, 7.076% due 3/20/21	428,651

		Total Airlines	2,995,349

Automobiles - 0.1%
21,000	BBB	Delphi Corp., Company Guaranteed Notes, 4.150% due 3/15/24	21,677
60,000	BBB	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	56,319
		General Motors Co., Senior Unsecured Notes:
260,000	BBB-	6.250% due 10/2/43	280,843

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Automobiles - 0.1% - (continued)
$ 455,000	BBB-	5.200% due 4/1/45	$433,545

		Total Automobiles	792,384

Banks - 5.0%
728,000	AAA	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 1.125% due 5/25/18(b)	725,464
		Bank of America Corp.:
		Senior Unsecured Notes:
850,000	Baa1(c)	0.000% due 5/18/17(d)	863,600
1,584,000	Baa1(c)	9.518% due 6/6/17(d)	1,643,392
70,000	BBB+	5.750% due 12/1/17	72,744
139,000	BBB+	2.000% due 1/11/18	139,337
50,000	BBB+	6.875% due 4/25/18	53,366
280,000	BBB+	5.650% due 5/1/18	294,229
108,000	BBB+	1.950% due 5/12/18	108,186
262,000	BBB+	2.600% due 1/15/19	264,443
173,000	BBB+	2.250% due 4/21/20	171,623
400,000	BBB+	5.000% due 5/13/21	435,084
250,000	BBB+	2.503% due 10/21/22	243,134
390,000	BBB+	3.300% due 1/11/23	390,681
490,000	BBB+	4.125% due 1/22/24	511,622
690,000	BBB+	4.000% due 4/1/24	714,527
304,000	BBB+	3.875% due 8/1/25	310,087
210,000	BBB+	3.500% due 4/19/26	207,757
240,000	BBB+	5.000% due 1/21/44	261,007
270,000	BBB+	4.875% due 4/1/44	290,578
		Subordinated Notes:
990,000	BBB	4.200% due 8/26/24	1,008,216
610,000	BBB	4.000% due 1/22/25	611,032
400,000	BBB	3.950% due 4/21/25	398,011
100,000	BBB	4.450% due 3/3/26	102,944
30,000	BBB	4.183% due 11/25/27	30,000
		Bank of America NA:
390,000	A	Senior Unsecured Notes, 1.650% due 3/26/18	390,094
300,000	BBB+	Subordinated Notes, 6.100% due 6/15/17	307,395
195,000	A+	Bank of Montreal, Senior Unsecured Notes, 1.500% due 7/18/19	192,546
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	105,484
		Barclays PLC:
		Senior Unsecured Notes:
380,000	BBB	3.200% due 8/10/21	374,058
260,000	BBB	4.375% due 1/12/26	260,039
		Subordinated Notes:
200,000	BB+	4.375% due 9/11/24	195,254
200,000	BB+	5.200% due 5/12/26	200,628
		BNP Paribas SA:
260,000	A	Senior Unsecured Notes, 2.375% due 9/14/17	261,764
200,000	BBB+	Subordinated Notes, 4.375% due 5/12/26(b)	196,836
		Capital One Financial Corp.:
560,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	561,852
		Subordinated Notes:
180,000	BBB-	4.200% due 10/29/25	180,603
250,000	BBB-	3.750% due 7/28/26	241,325
		CIT Group Inc., Senior Unsecured Notes:
290,000	BB+	6.625% due 4/1/18(b)	305,225
300,000	BB+	5.000% due 8/15/22	313,125
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,666
		Cooperatieve Rabobank UA:
340,000	BBB+	Bank Guaranteed Notes, 4.375% due 8/4/25	346,986
		Company Guaranteed Notes:
160,000	A+	3.375% due 1/19/17	171,851
310,000	BBB+	4.625% due 12/1/23	325,114
320,000	BBB-	Junior Subordinated Notes, 11.000%(b)(d)(e)	380,976
320,000	A+	Senior Unsecured Notes, 2.500% due 1/19/21	320,470
750,000	A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	747,881

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 5.0% - (continued)
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
$ 505,000	BBB+	2.750% due 3/26/20	$498,698
250,000	BBB+	3.125% due 12/10/20	247,328
320,000	BBB+	4.550% due 4/17/26	326,334
200,000	BBB+	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21(b)	197,165
		Discover Bank/Greenwood DE, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	909,128
250,000	BBB	3.100% due 6/4/20	253,010
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	1,601,482
		HSBC Holdings PLC:
210,000	Baa3(c)	Junior Subordinated Notes, 6.375%(d)(e)	203,437
200,000	A	Senior Unsecured Notes, 2.650% due 1/5/22	195,059
		Subordinated Notes:
390,000	BBB+	4.250% due 8/18/25	389,131
365,000	BBB+	4.375% due 11/23/26	364,205
390,000	BBB+	6.500% due 9/15/37	469,151
		HSBC USA Inc., Senior Unsecured Notes:
385,000	A	2.350% due 3/5/20	381,380
185,000	A	2.750% due 8/7/20	185,012
335,000	A	ING Bank NV, Senior Unsecured Notes, 1.800% due 3/16/18(b)	334,889
810,000	BB	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(b)	721,606
		Lloyds Banking Group PLC, Subordinated Notes:
245,000	BBB-	4.582% due 12/10/25	241,781
201,000	BBB-	4.650% due 3/24/26	200,567
480,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(e)	482,232
530,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 1.516% due 10/27/17(b)(d)	531,191
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(b)	324,028
470,000	Aaa(c)	Royal Bank of Canada, Covered Notes, 2.200% due 9/23/19	473,365
		Royal Bank of Scotland Group PLC:
250,000	BBB-	Senior Unsecured Notes, 6.400% due 10/21/19	272,663
		Subordinated Notes:
30,000	BB	6.125% due 12/15/22	31,124
320,000	BB	6.100% due 6/10/23	325,613
80,000	BB	6.000% due 12/19/23	81,037
110,000	BB	5.125% due 5/28/24	107,084
70,000	BB+	Royal Bank of Scotland NV, Company Guaranteed Notes, 4.650% due 6/4/18	71,391
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB+	3.450% due 8/27/18	222,358
160,000	BBB+	2.700% due 5/24/19	159,922
55,000	BBB+	2.650% due 4/17/20	54,154
120,000	BBB+	4.500% due 7/17/25	117,953
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	177,998
200,000	BBB	2.875% due 8/5/21	195,465
		Santander UK PLC:
900,000	A	Senior Unsecured Notes, 1.650% due 9/29/17	900,860
170,000	BBB-	Subordinated Notes, 7.950% due 10/26/29	202,043
600,000	BBB-	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(b)	592,439
80,000	A+	US Bancorp, Senior Unsecured Notes, 2.375% due 7/22/26	74,481
470,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(d)(e)	458,838
		Wells Fargo & Co.:
60,000	BBB	Junior Subordinated Notes, 5.875%(d)(e)	61,941
		Senior Unsecured Notes:
249,000	A	2.600% due 7/22/20	250,362
235,000	A	2.550% due 12/7/20	235,588
925,000	A	2.100% due 7/26/21	904,886
41,000	A	3.550% due 9/29/25	41,144
620,000	A	3.000% due 10/23/26	594,014
89,000	A	3.900% due 5/1/45	83,873
		Subordinated Notes:
330,000	A-	3.450% due 2/13/23	329,649

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 5.0% - (continued)
$ 169,000	A-	4.480% due 1/16/24	$177,891
620,000	A-	4.300% due 7/22/27	641,807
30,000	A-	5.375% due 11/2/43	33,419
110,000	A-	5.606% due 1/15/44	125,282
280,000	A-	4.650% due 11/4/44	279,795
450,000	A-	4.900% due 11/17/45	466,494
360,000	A-	4.400% due 6/14/46	347,680
250,000	A	Wells Fargo Bank NA, Subordinated Notes, 6.000% due 11/15/17	260,384
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	106,750
380,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	408,999

		Total Banks	35,170,796

Beverages - 0.8%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
212,000	A-	2.650% due 2/1/21	212,940
165,000	A-	3.300% due 2/1/23	166,919
1,823,000	A-	3.650% due 2/1/26	1,840,718
145,000	A-	4.700% due 2/1/36	152,538
789,000	A-	4.900% due 2/1/46	847,500
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
290,000	A-	5.000% due 4/15/20	314,322
200,000	A-	2.500% due 7/15/22	197,238
60,000	A-	3.750% due 7/15/42	54,894
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	579,933
275,000	BBB-	Constellation Brands Inc., Company Guaranteed Notes, 6.000% due 5/1/22	314,187
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	188,561
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	161,910
275,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(b)	303,875
		Molson Coors Brewing Co., Company Guaranteed Notes:
50,000	BBB-	3.500% due 5/1/22(f)	51,753
40,000	BBB-	3.000% due 7/15/26	37,761
30,000	BBB-	4.200% due 7/15/46	27,822
		PepsiCo Inc., Senior Unsecured Notes:
60,000	A	2.375% due 10/6/26	56,612
60,000	A	3.450% due 10/6/46	53,673
		Pernod Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(b)	200,482
190,000	BBB-	4.450% due 1/15/22(b)	201,782

		Total Beverages	5,965,420

Biotechnology - 0.4%
		Amgen Inc., Senior Unsecured Notes:
70,000	A	3.625% due 5/22/24	71,407
300,000	A	4.400% due 5/1/45	287,590
54,000	A	4.563% due 6/15/48(b)	52,470
118,000	A	4.663% due 6/15/51(b)	115,595
		Biogen Inc., Senior Unsecured Notes:
60,000	A-	3.625% due 9/15/22	61,921
20,000	A-	5.200% due 9/15/45	21,460
		Celgene Corp., Senior Unsecured Notes:
60,000	BBB+	3.550% due 8/15/22	61,570
260,000	BBB+	3.875% due 8/15/25	264,807
410,000	BBB+	5.000% due 8/15/45	425,479
		Gilead Sciences Inc., Senior Unsecured Notes:
15,000	A	2.500% due 9/1/23	14,443
460,000	A	3.700% due 4/1/24	472,881
110,000	A	3.650% due 3/1/26	111,175
85,000	A	4.800% due 4/1/44	87,756
355,000	A	4.750% due 3/1/46	365,675
75,000	A	4.150% due 3/1/47	70,417

		Total Biotechnology	2,484,646

Capital Markets - 0.9%
195,000	A	Bank of New York Mellon Corp. (The), Senior Unsecured Notes, 3.400% due 5/15/24	198,833

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Capital Markets - 0.9% - (continued)
$ 21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(d)(e)	$16,748
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
1,000,000	BBB+	5.950% due 1/18/18	1,045,214
225,000	BBB+	2.375% due 1/22/18	226,496
950,000	BBB+	6.150% due 4/1/18	1,002,366
389,000	BBB+	2.900% due 7/19/18	394,945
34,000	BBB+	2.625% due 1/31/19	34,377
150,000	BBB+	7.500% due 2/15/19	167,116
257,000	BBB+	2.550% due 10/23/19	258,799
810,000	BBB+	6.000% due 6/15/20	902,380
40,000	BBB+	5.250% due 7/27/21	44,077
320,000	BBB+	3.750% due 2/25/26	322,657
150,000	BBB+	3.500% due 11/16/26	147,701
210,000	BBB+	6.250% due 2/1/41	259,082
75,000	BBB+	4.800% due 7/8/44	78,569
200,000	BBB+	4.750% due 10/21/45	209,766
		Subordinated Notes:
250,000	BBB-	4.250% due 10/21/25	254,230
10,000	BBB-	6.450% due 5/1/36	11,809
460,000	BBB-	6.750% due 10/1/37	568,574
440,000	BBB-	5.150% due 5/22/45	454,960
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(g)(h)	—

		Total Capital Markets	6,598,699

Chemicals - 0.2%
		CF Industries Inc.:
		Company Guaranteed Notes:
50,000	BB+	5.150% due 3/15/34	42,250
130,000	BB+	5.375% due 3/15/44	105,300
100,000	BBB	Senior Secured Notes, 4.500% due 12/1/26(b)	98,377
16,000	BBB	Dow Chemical Co. (The), Senior Unsecured Notes, 4.375% due 11/15/42	15,444
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	61,692
51,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	52,428
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	227,612
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	59,606
30,000	BBB	4.400% due 7/15/44	28,011
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(b)	190,100
60,000	BBB+	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	63,842
23,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	24,359
		Westlake Chemical Corp., Company Guaranteed Notes:
230,000	BBB	4.625% due 2/15/21(b)	239,775
100,000	BBB	4.875% due 5/15/23(b)	104,125

		Total Chemicals	1,312,921

Commercial Services & Supplies - 0.2%
110,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	118,519
125,000	BB+	IHS Markit Ltd., Company Guaranteed Notes, 5.000% due 11/1/22(b)	128,778
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	461,869
		Republic Services Inc., Senior Unsecured Notes:
150,000	BBB+	3.200% due 3/15/25	149,704
20,000	BBB+	2.900% due 7/1/26	19,198
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	218,400
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	43,345
100,000	A-	3.500% due 5/15/24	102,900
70,000	A-	7.375% due 5/15/29	92,235
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(b)	144,562

		Total Commercial Services & Supplies	1,479,510

Consumer Finance - 0.6%
153,000	A	Daimler Finance North America LLC, Company Guaranteed Notes, 1.500% due 7/5/19(b)	150,437

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Consumer Finance - 0.6% - (continued)
$ 250,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	$243,186
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB	1.461% due 3/27/17	500,163
500,000	BBB	6.625% due 8/15/17	517,370
500,000	BBB	1.724% due 12/6/17	499,544
320,000	BBB	8.125% due 1/15/20	369,872
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB-	3.250% due 5/15/18	176,797
300,000	BBB-	3.150% due 1/15/20	301,610
219,000	BBB-	3.200% due 7/6/21	216,725
170,000	BBB-	3.450% due 4/10/22	167,885
		Hyundai Capital America, Senior Unsecured Notes:
60,000	A-	2.125% due 10/2/17(b)	60,223
75,000	A-	2.400% due 10/30/18(b)	75,350
65,000	A-	2.500% due 3/18/19(b)	65,319
218,000	A-	3.000% due 10/30/20(b)	218,869
360,000	BB-	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	396,450
210,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	210,130

		Total Consumer Finance	4,169,930

Containers & Packaging - 0.1%
200,000	B+	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes, 3.850% due 12/15/19(b)(d)	204,000
120,000	BBB	WestRock MWV LLC, Company Guaranteed Notes, 8.200% due 1/15/30	155,337
		WestRock RKT Co., Company Guaranteed Notes:
100,000	BBB	3.500% due 3/1/20	102,093
39,000	BBB	4.900% due 3/1/22	42,540
20,000	BBB	4.000% due 3/1/23	20,753

		Total Containers & Packaging	524,723

Diversified Financial Services - 3.0%
72,000	BBB+	American Express Co., Senior Unsecured Notes, 2.650% due 12/2/22	71,279
		Bear Stearns Cos. LLC (The), Company Guaranteed Notes:
20,000	A-	6.400% due 10/2/17	20,813
2,280,000	A-	7.250% due 2/1/18	2,422,117
600,000	BBB+	Capital One Bank USA NA, Senior Unsecured Notes, 1.200% due 2/13/17	599,951
975,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(b)	1,045,185
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950%(d)(e)	521,387
		Senior Unsecured Notes:
540,000	BBB+	6.125% due 11/21/17	563,547
750,000	BBB+	1.800% due 2/5/18	749,972
500,000	BBB+	2.500% due 9/26/18	505,187
104,000	BBB+	8.125% due 7/15/39	153,269
280,000	BBB+	4.650% due 7/30/45	290,184
		Subordinated Notes:
280,000	BBB	4.400% due 6/10/25	286,543
250,000	BBB	5.500% due 9/13/25	273,777
890,000	BBB	4.300% due 11/20/26	898,483
390,000	BBB	4.450% due 9/29/27	396,262
30,000	BBB	6.625% due 6/15/32	36,074
100,000	BBB	6.675% due 9/13/43	127,421
370,000	BBB	5.300% due 5/6/44	394,619
30,000	BBB	4.750% due 5/18/46	29,734
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	113,561
900,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(b)(d)	923,625
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
607,000	AA-	2.342% due 11/15/20	607,191
601,000	AA-	4.418% due 11/15/35	626,833
340,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	382,339
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 4.250% due 12/21/65(b)(d)	222,750
1,090,000	BBB-	International Lease Finance Corp., Senior Secured Notes, 7.125% due 9/1/18(b)	1,182,650

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services - 3.0% - (continued)
		John Deere Capital Corp., Senior Unsecured Notes:
$ 90,000	A	2.250% due 4/17/19	$90,944
70,000	A	1.700% due 1/15/20	69,150
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
295,000	A-	6.000% due 1/15/18	308,782
69,000	A-	1.800% due 1/25/18	69,048
230,000	A-	1.700% due 3/1/18	229,985
195,000	A-	2.200% due 10/22/19	195,714
200,000	A-	2.250% due 1/23/20	199,470
555,000	A-	2.750% due 6/23/20	560,323
90,000	A-	4.400% due 7/22/20	95,760
200,000	A-	2.550% due 3/1/21	199,600
55,000	A-	2.112% due 10/24/23(d)	55,405
400,000	A-	3.300% due 4/1/26	393,820
615,000	A-	2.950% due 10/1/26	587,372
		Subordinated Notes:
480,000	BBB+	6.125% due 6/27/17	492,506
270,000	BBB+	3.875% due 9/10/24	273,674
309,000	BBB+	4.250% due 10/1/27	318,212
50,000	BBB+	5.625% due 8/16/43	57,538
290,000	BBB+	4.950% due 6/1/45	308,271
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(b)	29,449
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	30,335
294,030	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(b)	343,467
950,000	AA-	Protective Life Global Funding, Senior Secured Notes, 1.391% due 6/8/18(b)(d)	951,737
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(b)	96,500
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	446,351
		Senior Unsecured Notes:
30,000	A	2.550% due 8/18/20	30,298
25,000	A	1.950% due 5/19/21	24,525
60,000	A	2.650% due 5/19/26	57,227
262,914	Baa1(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(b)	265,113
25,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	24,945
200,000	A-	UBS Group Funding Jersey Ltd., Company Guaranteed Notes, 4.125% due 9/24/25(b)	202,015
		Visa Inc., Senior Unsecured Notes:
220,000	A+	3.150% due 12/14/25	220,534
237,000	A+	4.150% due 12/14/35	246,999
278,000	A+	4.300% due 12/14/45	290,851

		Total Diversified Financial Services	21,210,673

Diversified Telecommunication Services - 1.1%
		AT&T Inc., Senior Unsecured Notes:
260,000	BBB+	5.500% due 2/1/18	270,733
54,000	BBB+	2.375% due 11/27/18	54,420
10,000	BBB+	5.800% due 2/15/19	10,761
53,000	BBB+	2.300% due 3/11/19	53,151
265,000	BBB+	2.450% due 6/30/20	262,676
98,000	BBB+	4.600% due 2/15/21	103,878
400,000	BBB+	3.800% due 3/15/22	408,393
365,000	BBB+	3.000% due 6/30/22	358,652
590,000	BBB+	3.400% due 5/15/25	567,832
245,000	BBB+	4.500% due 5/15/35	233,012
5,000	BBB+	5.350% due 9/1/40	5,064
30,000	BBB+	4.300% due 12/15/42	26,350
110,000	BBB+	4.800% due 6/15/44	103,474
110,000	BBB+	4.350% due 6/15/45	96,811
650,000	BBB+	4.750% due 5/15/46	609,437
118,000	BBB+	4.500% due 3/9/48(b)	105,557
90,000	AA-	Cisco Systems Inc., Senior Unsecured Notes, 2.200% due 9/20/23	86,579
26,000	BBB-	Motorola Solutions Inc., Senior Unsecured Notes, 4.000% due 9/1/24	25,584

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services - 1.1% - (continued)
$ 164,000	B	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24(b)	$158,465
		Verizon Communications Inc., Senior Unsecured Notes:
135,000	BBB+	4.500% due 9/15/20	144,639
485,000	BBB+	3.000% due 11/1/21	489,851
792,000	BBB+	5.150% due 9/15/23	878,121
14,000	BBB+	6.400% due 9/15/33	16,773
646,000	BBB+	4.400% due 11/1/34	631,135
200,000	BBB+	4.272% due 1/15/36	191,715
488,000	BBB+	6.550% due 9/15/43	610,382
200,000	BBB+	4.862% due 8/21/46	201,328
75,000	BBB+	5.012% due 8/21/54	74,792
520,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.000% due 10/15/24(b)	524,550
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(b)	194,250

		Total Diversified Telecommunication Services	7,498,365

Electric Utilities - 2.0%
275,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.500% due 9/15/37	353,337
450,000	BBB-	Cleco Corporate Holdings LLC, Senior Secured Notes, 3.743% due 5/1/26(b)	443,189
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	226,907
		CMS Energy Corp., Senior Unsecured Notes:
30,000	BBB	3.000% due 5/15/26	28,772
140,000	BBB	4.875% due 3/1/44	150,287
		DTE Electric Co., General Refinance Mortgage:
170,000	A	3.700% due 3/15/45	163,592
85,000	A	3.700% due 6/1/46	81,734
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
265,000	A	2.950% due 12/1/26	261,794
500,000	A	4.250% due 12/15/41	509,355
240,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	249,499
195,000	A	Duke Energy Florida LLC, 1st Mortgage Notes, 5.900% due 3/1/33	226,910
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(b)	841,290
		Emera US Finance LP, Company Guaranteed Notes:
15,000	BBB	2.150% due 6/15/19(b)	15,009
10,000	BBB	3.550% due 6/15/26(b)	9,832
20,000	BBB	4.750% due 6/15/46(b)	19,735
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	32,943
920,000	A	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,017,566
		Exelon Corp., Senior Unsecured Notes:
755,000	BBB-	1.550% due 6/9/17	755,218
175,000	BBB-	2.850% due 6/15/20	177,102
5,000	BBB-	2.450% due 4/15/21	4,951
10,000	BBB-	3.400% due 4/15/26	9,836
200,000	BBB-	4.950% due 6/15/35	210,584
143,000	BBB-	5.625% due 6/15/35	159,026
		FirstEnergy Corp., Senior Unsecured Notes:
80,000	BB+	2.750% due 3/15/18	80,663
1,130,000	BB+	7.375% due 11/15/31	1,415,971
		Florida Power & Light Co., 1st Mortgage Notes:
55,000	A	4.950% due 6/1/35	61,670
275,000	A	5.950% due 2/1/38	347,642
188,967	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(g)	203,202
350,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 5.000% due 5/1/18	365,995
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(b)	739,358
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	931,423
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	412,959
487,147	B-	Miran Mid-Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	411,031
610,000	BBB+	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	761,025
235,000	A+	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	235,653
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	542,114
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	507,978
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	BBB+	6.000% due 5/15/37	155,433

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric Utilities - 2.0% - (continued)
$ 25,000	BBB+	6.350% due 11/30/37	$32,142
250,000	BBB+	4.000% due 1/15/43	246,997
595,000	BBB+	4.000% due 11/15/46	593,433

		Total Electric Utilities	13,993,157

Electrical Equipment - 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	21,011

Electronic Equipment, Instruments & Components - 0.0%
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	9,735
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	326,816

		Total Electronic Equipment, Instruments & Components	336,551

Energy Equipment & Services - 0.1%
350,000	BBB-	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	355,979
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	420,118
		Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes:
180,000	BBB-	6.125% due 7/15/22	184,842
30,000	BBB-	4.875% due 3/15/24	30,275

		Total Energy Equipment & Services	991,214

Food & Staples Retailing - 0.3%
		CVS Health Corp., Senior Unsecured Notes:
550,000	BBB+	1.900% due 7/20/18	551,415
5,000	BBB+	2.800% due 7/20/20	5,073
340,000	BBB+	2.750% due 12/1/22	334,091
195,000	BBB+	3.875% due 7/20/25	200,430
390,000	BBB+	2.875% due 6/1/26	370,245
50,000	BBB+	5.300% due 12/5/43	55,950
175,000	BBB+	5.125% due 7/20/45	192,734
196,419	BBB+	CVS Pass Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	221,256

		Total Food & Staples Retailing	1,931,194

Food Products - 0.4%
		Aramark Services Inc., Company Guaranteed Notes:
65,000	BB-	5.125% due 1/15/24(b)	66,896
60,000	BB-	4.750% due 6/1/26(b)	58,275
1,130,000	BBB+	Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(b)	1,103,314
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
130,000	BBB-	3.950% due 7/15/25	132,799
90,000	BBB-	5.000% due 7/15/35	95,404
90,000	BBB-	5.200% due 7/15/45	96,070
605,000	BBB-	4.375% due 6/1/46	577,623
96,000	BBB-	Secured Notes, 4.875% due 2/15/25(b)	104,478
125,000	BB	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(b)	130,313
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	41,537
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A	2.400% due 10/21/18(b)	50,571
140,000	A	2.900% due 10/21/19(b)	142,702

		Total Food Products	2,599,982

Health Care Equipment & Supplies - 0.4%
		Abbott Laboratories, Senior Unsecured Notes:
180,000	A+	3.750% due 11/30/26	178,338
120,000	A+	4.750% due 11/30/36	121,632
170,000	A+	4.900% due 11/30/46	172,108
400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	392,338
		Becton Dickinson & Co., Senior Unsecured Notes:
130,000	BBB+	3.734% due 12/15/24	133,384
60,000	BBB+	4.685% due 12/15/44	61,762
65,000	BBB-	Boston Scientific Corp., Senior Unsecured Notes, 3.850% due 5/15/25	65,299
		Medtronic Inc., Company Guaranteed Notes:
240,000	A	3.625% due 3/15/24	249,556
730,000	A	3.500% due 3/15/25	749,968
80,000	A	5.550% due 3/15/40	92,321

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Equipment & Supplies - 0.4% - (continued)
$ 80,000	A	4.625% due 3/15/45	$85,124
		St Jude Medical Inc., Senior Unsecured Notes:
120,000	A-	3.250% due 4/15/23	119,724
13,000	A-	4.750% due 4/15/43	12,652
		Stryker Corp., Senior Unsecured Notes:
20,000	A	3.500% due 3/15/26	20,097
30,000	A	4.625% due 3/15/46	30,036

		Total Health Care Equipment & Supplies	2,484,339

Health Care Providers & Services - 0.6%
		Aetna Inc., Senior Unsecured Notes:
40,000	A-	1.900% due 6/7/19	39,841
165,000	A-	2.400% due 6/15/21	163,852
40,000	A-	2.800% due 6/15/23	39,155
340,000	A-	3.200% due 6/15/26	333,386
165,000	A-	4.125% due 11/15/42	152,939
50,000	A-	4.375% due 6/15/46	49,485
		Anthem Inc., Senior Unsecured Notes:
30,000	A	5.875% due 6/15/17	30,698
825,000	A	1.875% due 1/15/18	826,197
410,000	A	3.125% due 5/15/22	409,178
30,000	A-	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	26,809
160,000	B+	DaVita, Company Guaranteed Notes, 5.000% due 5/1/25	156,400
20,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(b)	21,700
		HCA Inc.:
210,000	B+	Company Guaranteed Notes, 7.500% due 2/15/22	234,150
		Senior Secured Notes:
410,000	BBB-	6.500% due 2/15/20	447,412
180,000	BBB-	5.250% due 4/15/25	181,800
		Humana Inc., Senior Unsecured Notes:
60,000	A-	3.150% due 12/1/22	60,175
70,000	A-	4.625% due 12/1/42	67,734
		Tenet Healthcare Corp.:
150,000	BB-	Senior Secured Notes, 6.000% due 10/1/20	153,188
10,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	9,200
		UnitedHealth Group Inc., Senior Unsecured Notes:
460,000	A+	3.375% due 11/15/21	479,293
160,000	A+	3.350% due 7/15/22	165,097
170,000	A+	4.625% due 7/15/35	183,641
22,000	A+	4.250% due 3/15/43	21,983

		Total Health Care Providers & Services	4,253,313

Hotels, Restaurants & Leisure - 0.1%
130,000	B-	1011778 BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(b)	135,850
300,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	312,000
		McDonald’s Corp., Senior Unsecured Notes:
170,000	BBB+	3.700% due 1/30/26	172,864
180,000	BBB+	4.600% due 5/26/45	181,861

		Total Hotels, Restaurants & Leisure	802,575

Household Durables - 0.1%
		Newell Brands Inc., Senior Unsecured Notes:
70,000	BBB-	3.150% due 4/1/21	71,298
226,000	BBB-	3.850% due 4/1/23	232,415
140,000	BBB-	4.200% due 4/1/26	146,135
150,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(b)	154,125

		Total Household Durables	603,973

Household Products - 0.0%
225,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	231,750

Independent Power and Renewable Electricity Producers - 0.0%
90,000	BB	AES Corp., Senior Unsecured Notes, 4.875% due 5/15/23	87,750

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Industrial Conglomerates - 0.4%
		Eaton Corp., Company Guaranteed Notes:
$ 80,000	A-	1.500% due 11/2/17	$80,131
458,000	A-	2.750% due 11/2/22	453,196
310,000	A-	4.150% due 11/2/42	300,374
		General Electric Co.:
		Senior Unsecured Notes:
72,000	AA-	4.650% due 10/17/21	79,431
1,025,000	AA-	1.386% due 8/15/36(d)	877,347
122,000	AA-	6.150% due 8/7/37	155,841
258,000	AA-	6.875% due 1/10/39	360,597
190,000	AA-	4.500% due 3/11/44	200,641
141,000	A+	Subordinated Notes, 5.300% due 2/11/21	156,712

		Total Industrial Conglomerates	2,664,270

Insurance - 0.8%
		American International Group Inc., Senior Unsecured Notes:
10,000	A-	4.875% due 6/1/22	10,907
145,000	A-	4.375% due 1/15/55	130,433
40,000	A-	Arch Capital Finance LLC, Senior Unsecured Notes, 4.011% due 12/15/26	40,302
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	415,246
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	44,889
380,000	AA	3.125% due 3/15/26	377,471
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	59,959
80,000	A	3.350% due 5/3/26	80,610
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	40,036
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(b)	606,728
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
20,000	A-	3.500% due 6/3/24	20,465
40,000	A-	3.500% due 3/10/25	40,473
11,000	A-	3.750% due 3/14/26	11,277
		MetLife Inc.:
1,020,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,106,700
70,000	A-	Senior Unsecured Notes, 4.050% due 3/1/45	66,983
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 3.140% due 12/15/24(b)(d)	838,575
		Principal Financial Group Inc., Company Guaranteed Notes:
35,000	BBB+	3.125% due 5/15/23	34,548
25,000	BBB+	3.100% due 11/15/26	24,089
10,000	BBB+	4.625% due 9/15/42	10,286
550,000	A+	Principal Life Global Funding II, Senior Secured Notes, 3.000% due 4/18/26(b)	535,432
140,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	157,727
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(b)	228,245
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
274,000	AA-	6.850% due 12/16/39(b)	351,971
320,000	AA-	4.900% due 9/15/44(b)	342,468
39,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	39,460

		Total Insurance	5,615,280

Internet & Catalog Retail - 0.1%
		Amazon.com Inc., Senior Unsecured Notes:
40,000	AA-	3.800% due 12/5/24	41,991
99,000	AA-	4.800% due 12/5/34	108,052
207,000	AA-	4.950% due 12/5/44	229,700
590,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	634,250

		Total Internet & Catalog Retail	1,013,993

Life Sciences Tools & Services - 0.1%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
415,000	BBB	3.600% due 8/15/21	430,986
20,000	BBB	2.950% due 9/19/26	18,904

		Total Life Sciences Tools & Services	449,890

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media - 1.3%
		21st Century Fox America Inc., Company Guaranteed Notes:
$ 30,000	BBB+	4.500% due 2/15/21	$32,267
125,000	BBB+	8.500% due 2/23/25	160,420
115,000	BBB+	3.700% due 10/15/25	117,311
25,000	BBB+	6.200% due 12/15/34	29,645
10,000	BBB+	6.900% due 8/15/39	12,686
125,000	BB+	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.750% due 2/15/26(b)	128,750
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
705,000	BBB	3.579% due 7/23/20(b)	720,137
125,000	BBB	4.464% due 7/23/22(b)	129,983
300,000	BBB	4.908% due 7/23/25(b)	313,693
240,000	BBB	6.384% due 10/23/35(b)	268,588
385,000	BBB	6.484% due 10/23/45(b)	434,048
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	216,897
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	31,536
430,000	A-	5.700% due 5/15/18	455,572
135,000	A-	3.150% due 3/1/26	134,297
35,000	A-	2.350% due 1/15/27	32,375
29,000	A-	4.400% due 8/15/35	30,127
80,000	A-	6.500% due 11/15/35	103,160
55,000	A-	3.200% due 7/15/36	49,462
40,000	A-	6.450% due 3/15/37	51,254
20,000	A-	6.950% due 8/15/37	27,098
40,000	A-	6.550% due 7/1/39	52,180
61,000	A-	4.650% due 7/15/42	64,041
170,000	A-	3.400% due 7/15/46	146,473
		Cox Communications Inc., Senior Unsecured Notes:
15,000	BBB	3.350% due 9/15/26(b)	14,170
72,000	BBB	8.375% due 3/1/39(b)	88,605
10,000	BBB	4.700% due 12/15/42(b)	8,662
225,000	B-	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	248,625
		Discovery Communications LLC, Company Guaranteed Notes:
3,000	BBB-	5.050% due 6/1/20	3,235
40,000	BBB-	3.450% due 3/15/25	38,478
235,000	BBB-	4.900% due 3/11/26	247,120
94,000	BBB-	4.875% due 4/1/43	84,270
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B+	5.125% due 5/1/20	20,600
80,000	B+	6.750% due 6/1/21	86,200
150,000	B+	5.875% due 7/15/22	155,625
150,000	B+	5.875% due 11/15/24	152,625
171,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	173,409
125,000	B+	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.125% due 2/15/22(b)	128,125
		SFR Group SA, Senior Secured Notes:
200,000	B+	6.000% due 5/15/22(b)	202,250
380,000	B+	6.250% due 5/15/24(b)	377,150
		Time Warner Cable LLC, Senior Secured Notes:
410,000	BBB	8.250% due 4/1/19	462,994
200,000	BBB	5.000% due 2/1/20	212,259
140,000	BBB	4.125% due 2/15/21	144,780
385,000	BBB	4.000% due 9/1/21	396,647
230,000	BBB	7.300% due 7/1/38	275,060
120,000	BBB	5.875% due 11/15/40	125,340
180,000	BBB	5.500% due 9/1/41	180,283
40,000	BBB	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	51,575
		Time Warner Inc., Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	64,479

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media - 1.3% - (continued)
$ 110,000	BBB	4.750% due 3/29/21	$118,535
120,000	BBB	3.600% due 7/15/25	118,918
234,000	BBB	3.875% due 1/15/26	235,697
290,000	BBB	7.700% due 5/1/32	384,062
30,000	BBB	6.250% due 3/29/41	34,754
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	41,195
10,000	BBB-	3.875% due 4/1/24	10,038
20,000	BBB-	3.450% due 10/4/26	19,153
110,000	BBB-	4.850% due 12/15/34	105,564
		Walt Disney Co. (The), Senior Unsecured Notes:
75,000	A	3.150% due 9/17/25	75,524
150,000	A	1.850% due 7/30/26	134,652

		Total Media	8,962,658

Metals & Mining - 0.4%
30,000	BB	ArcelorMittal, Senior Unsecured Notes, 8.000% due 10/15/39	31,875
107,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	111,129
		Barrick North America Finance LLC, Company Guaranteed Notes:
140,000	BBB-	4.400% due 5/30/21	148,847
70,000	BBB-	5.700% due 5/30/41	74,095
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
300,000	A	6.500% due 4/1/19	330,898
150,000	A	5.000% due 9/30/43	167,346
310,000	BBB+	6.750% due 10/19/75(b)(d)	342,550
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB-	4.000% due 11/14/21	29,550
10,000	BB-	5.450% due 3/15/43	8,600
330,000	BBB-	Glencore Finance Canada Ltd., Company Guaranteed Notes, 2.700% due 10/25/17(b)	330,739
210,000	BBB-	Glencore Funding LLC, Company Guaranteed Notes, 4.625% due 4/29/24(b)	211,567
310,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	359,995
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	602,657
260,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	251,659

		Total Metals & Mining	3,001,507

Oil, Gas & Consumable Fuels - 2.4%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	174,103
		Anadarko Petroleum Corp., Senior Unsecured Notes:
105,000	BBB	6.375% due 9/15/17	109,105
70,000	BBB	4.850% due 3/15/21	74,601
200,000	BBB	3.450% due 7/15/24	192,546
40,000	BBB	6.450% due 9/15/36	45,167
150,000	BBB	4.500% due 7/15/44	133,398
40,000	BBB	6.600% due 3/15/46	46,795
		Apache Corp., Senior Unsecured Notes:
43,000	BBB	6.000% due 1/15/37	48,306
289,000	BBB	5.100% due 9/1/40	291,468
60,000	BBB	4.250% due 1/15/44	55,326
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	112,237
230,000	A-	3.216% due 11/28/23	230,072
300,000	A-	3.506% due 3/17/25	302,855
		Canadian Natural Resources Ltd., Senior Unsecured Notes:
34,000	BBB+	3.900% due 2/1/25	33,467
80,000	BBB+	6.250% due 3/15/38	87,125
330,000	AA-	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	323,193
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	516,861
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	93,600
20,000	BB+	5.500% due 10/1/22	20,650
180,000	A-	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	199,263
30,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	29,325

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.4% - (continued)
		Devon Energy Corp., Senior Unsecured Notes:
$ 184,000	BBB	3.250% due 5/15/22	$178,727
170,000	BBB	5.850% due 12/15/25(f)	189,081
190,000	BBB	5.600% due 7/15/41	184,688
29,000	BBB	5.000% due 6/15/45	27,162
75,000	BBB+	Dominion Gas Holdings LLC, Senior Unsecured Notes, 4.600% due 12/15/44	74,564
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	86,778
650,000	BBB	5.875% due 5/28/45	535,275
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	346,429
		Enbridge Energy Partners LP, Senior Unsecured Notes:
21,000	BBB	5.875% due 10/15/25	23,371
13,000	BBB	7.375% due 10/15/45	15,906
30,000	BBB+	Enbridge Inc., Senior Unsecured Notes, 3.500% due 6/10/24	28,954
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	10,279
29,000	BBB-	4.050% due 3/15/25	28,080
178,000	BBB-	4.750% due 1/15/26	179,648
300,000	BBB-	8.250% due 11/15/29	363,721
90,000	BBB-	4.900% due 3/15/35	82,182
75,000	BBB-	6.500% due 2/1/42	78,163
40,000	BBB-	5.150% due 3/15/45	36,175
80,000	BBB-	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21(f)	71,800
		Enterprise Products Operating LLC, Company Guaranteed Notes:
130,000	BBB+	6.300% due 9/15/17	134,353
60,000	BBB+	3.700% due 2/15/26	59,293
30,000	BBB+	4.900% due 5/15/46	29,165
125,000	BBB+	EOG Resources Inc., Senior Unsecured Notes, 2.450% due 4/1/20	124,957
140,000	CCC+	EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes, 6.375% due 6/15/23	98,700
		Exxon Mobil Corp., Senior Unsecured Notes:
240,000	AA+	3.043% due 3/1/26	238,230
70,000	AA+	4.114% due 3/1/46	70,452
298,000	BB-	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes, 6.125% due 6/15/19	307,685
		Halliburton Co., Senior Unsecured Notes:
220,000	BBB+	3.800% due 11/15/25	220,329
20,000	BBB+	4.850% due 11/15/35	20,439
140,000	BBB+	5.000% due 11/15/45	143,357
		Hess Corp., Senior Unsecured Notes:
10,000	BBB-	7.300% due 8/15/31	11,026
45,000	BBB-	5.800% due 4/1/47	43,648
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	232,773
75,000	BBB	7.875% due 9/15/31	92,467
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	133,742
460,000	BBB-	6.500% due 4/1/20	506,572
50,000	BBB-	4.300% due 5/1/24	50,421
140,000	BBB-	5.400% due 9/1/44	134,272
		Kinder Morgan Inc., Company Guaranteed Notes:
80,000	BBB-	5.550% due 6/1/45	79,345
105,000	BBB-	5.050% due 2/15/46	96,813
80,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	65,766
		MPLX LP, Company Guaranteed Notes:
140,000	BBB-	5.500% due 2/15/23	145,217
210,000	BBB-	4.875% due 6/1/25	211,598
200,000	BBB+	NiSource Finance Corp., Company Guaranteed Notes, 5.250% due 2/15/43	220,842
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	62,164
160,000	BBB	3.900% due 11/15/24	159,227

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.4% - (continued)
$ 110,000	BBB	5.250% due 11/15/43	$107,451
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	102,091
90,000	A	3.400% due 4/15/26	90,035
90,000	A	4.625% due 6/15/45	92,005
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,103,542
1,090,000	B+	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,063,840
93,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	116,113
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	418,000
930,000	BBB+	3.500% due 1/30/23	828,165
32,000	BBB+	6.875% due 8/4/26(b)	32,826
29,000	BBB+	6.625% due 6/15/35	26,755
220,000	BBB+	6.500% due 6/2/41	194,766
60,000	BBB+	6.375% due 1/23/45	51,228
23,000	BBB-	Pioneer Natural Resources Co., Senior Unsecured Notes, 4.450% due 1/15/26	24,181
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
90,000	BBB-	3.650% due 6/1/22	90,186
35,000	BBB-	4.650% due 10/15/25	35,329
		Pride International Inc., Company Guaranteed Notes:
50,000	BBB-	8.500% due 6/15/19	53,937
40,000	BBB-	6.875% due 8/15/20	40,860
120,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	124,200
		Range Resources Corp., Company Guaranteed Notes:
260,000	BB+	5.000% due 3/15/23(b)	250,250
50,000	BB+	4.875% due 5/15/25	47,500
		Schlumberger Holdings Corp., Senior Unsecured Notes:
170,000	AA-	3.000% due 12/21/20(b)	173,265
120,000	AA-	4.000% due 12/21/25(b)	124,329
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(b)	21,284
20,000	BB	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	19,650
		Shell International Finance BV, Company Guaranteed Notes:
180,000	A	4.375% due 3/25/20	193,819
260,000	A	2.875% due 5/10/26	250,658
90,000	A	4.125% due 5/11/35	89,658
104,000	A	4.550% due 8/12/43	104,886
220,000	A	4.375% due 5/11/45	217,441
40,000	A	4.000% due 5/10/46	37,220
		Southern Natural Gas Co. LLC, Company Guaranteed Notes:
40,000	BBB+	5.900% due 4/1/17(b)	40,566
58,000	BBB+	8.000% due 3/1/32	71,697
35,000	BBB	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 5.350% due 5/15/45	32,750
800,000	BBB	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(b)	777,192
280,000	BBB-	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26(b)	347,800
		Whiting Petroleum Corp., Company Guaranteed Notes:
30,000	B+	5.000% due 3/15/19	29,775
60,000	B+	6.250% due 4/1/23(f)	58,875
		Williams Cos., Inc. (The), Senior Unsecured Notes:
103,000	BB	7.875% due 9/1/21	118,192
166,000	BB	8.750% due 3/15/32	195,050

		Total Oil, Gas & Consumable Fuels	17,150,666

Paper & Forest Products - 0.0%
110,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	113,310
		Georgia-Pacific LLC, Senior Unsecured Notes:
40,000	A+	3.600% due 3/1/25(b)	40,579
60,000	A+	7.750% due 11/15/29	81,152
40,000	A+	8.875% due 5/15/31	60,012

		Total Paper & Forest Products	295,053

Pharmaceuticals - 1.0%
		AbbVie Inc., Senior Unsecured Notes:
600,000	A-	1.750% due 11/6/17	601,545

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals - 1.0% - (continued)
$ 100,000	A-	3.600% due 5/14/25	$98,982
117,000	A-	4.500% due 5/14/35	114,777
60,000	A-	4.300% due 5/14/36	57,386
39,000	A-	4.400% due 11/6/42	36,742
389,000	A-	4.450% due 5/14/46	366,337
		Actavis Funding SCS, Company Guaranteed Notes:
200,000	BBB	2.350% due 3/12/18	201,262
575,000	BBB	3.000% due 3/12/20	583,626
100,000	BBB	3.450% due 3/15/22	101,561
830,000	BBB	3.800% due 3/15/25	837,957
400,000	BBB	4.550% due 3/15/35	395,423
94,000	BBB	4.750% due 3/15/45	93,357
200,000	A-	AstraZeneca PLC, Senior Unsecured Notes, 3.375% due 11/16/25	199,398
		Baxalta Inc., Company Guaranteed Notes:
70,000	BBB-	2.875% due 6/23/20	70,070
77,000	BBB-	4.000% due 6/23/25	77,871
34,000	BBB-	5.250% due 6/23/45	36,003
270,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	271,949
		Johnson & Johnson, Senior Unsecured Notes:
30,000	AAA	3.550% due 3/1/36	29,898
25,000	AAA	3.700% due 3/1/46	24,788
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	88,489
95,000	BBB-	Mylan Inc., Company Guaranteed Notes, 5.400% due 11/29/43	91,006
		Mylan NV, Company Guaranteed Notes:
204,000	BBB-	3.150% due 6/15/21(b)	200,994
155,000	BBB-	3.950% due 6/15/26(b)	145,878
60,000	BBB-	5.250% due 6/15/46(b)	55,607
		Pfizer Inc., Senior Unsecured Notes:
160,000	AA	3.400% due 5/15/24	165,254
40,000	AA	4.300% due 6/15/43	41,263
30,000	AA	4.400% due 5/15/44	31,369
140,000	A1(c)	4.125% due 12/15/46	140,380
125,000	BBB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	121,389
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
115,000	BBB	1.400% due 7/20/18	113,925
110,000	BBB	2.200% due 7/21/21	105,779
750,000	BBB	2.800% due 7/21/23	707,903
220,000	BBB	3.150% due 10/1/26	203,353
125,000	BBB	4.100% due 10/1/46	108,751
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
350,000	B-	5.500% due 3/1/23(b)	259,000
515,000	B-	6.125% due 4/15/25(b)	382,387
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	161,758

		Total Pharmaceuticals	7,323,417

Real Estate Investment Trusts (REITs) - 1.2%
700,000	BBB-	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.750% due 1/15/20	698,167
		American Tower Corp., Senior Unsecured Notes:
141,000	BBB-	3.300% due 2/15/21	143,440
128,000	BBB-	4.000% due 6/1/25	129,449
50,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	49,953
464,000	BBB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	473,772
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,182
15,000	BBB-	3.700% due 6/15/26	14,598
600,000	BBB-	DDR Corp., Senior Unsecured Notes, 7.500% due 4/1/17	611,182
653,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	686,283
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	81,031
555,000	BBB	HCP Inc., Senior Unsecured Notes, 4.250% due 11/15/23	567,238
670,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 5.850% due 3/15/17	678,116
120,000	BBB	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	125,121

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Real Estate Investment Trusts (REITs) - 1.2% - (continued)
$ 750,000	BBB+	Kimco Realty Corp., Senior Unsecured Notes, 4.300% due 2/1/18	$767,382
80,000	A	Simon Property Group LP, Senior Unsecured Notes, 3.375% due 3/15/22	83,017
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	454,024
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	126,388
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,249,956
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(b)	662,015
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	750,973

		Total Real Estate Investment Trusts (REITs)	8,362,287

Road & Rail - 0.0%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	A	4.375% due 9/1/42	153,172
4,000	A	4.550% due 9/1/44	4,218
10,000	A	3.900% due 8/1/46	9,618
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A	4.163% due 7/15/22	69,492
64,000	A	3.875% due 2/1/55	59,073

		Total Road & Rail	295,573

Semiconductors & Semiconductor Equipment - 0.1%
60,000	BBB	Analog Devices Inc., Senior Unsecured Notes, 3.500% due 12/5/26	59,620
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	73,814
50,000	A+	4.900% due 7/29/45	55,814
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,340
14,000	BBB	Lam Research Corp., Senior Unsecured Notes, 2.800% due 6/15/21	13,926
		NVIDIA Corp., Senior Unsecured Notes:
85,000	BBB-	2.200% due 9/16/21	83,145
185,000	BBB-	3.200% due 9/16/26	178,028
		QUALCOMM Inc., Senior Unsecured Notes:
85,000	A+	3.450% due 5/20/25	86,620
79,000	A+	4.800% due 5/20/45	84,032

		Total Semiconductors & Semiconductor Equipment	641,339

Software - 0.6%
460,000	BBB-	Activision Blizzard Inc., Company Guaranteed Notes, 6.125% due 9/15/23(b)	502,763
		Fidelity National Information Services Inc.:
35,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	35,452
29,000	BBB	Senior Unsecured Notes, 5.000% due 10/15/25	31,462
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(b)	141,100
225,000	BB	5.000% due 1/15/24(b)	227,813
		Microsoft Corp., Senior Unsecured Notes:
80,000	AAA	1.550% due 8/8/21	77,586
195,000	AAA	2.650% due 11/3/22	195,599
105,000	AAA	2.000% due 8/8/23	100,146
110,000	AAA	3.125% due 11/3/25	111,361
575,000	AAA	2.400% due 8/8/26	546,691
45,000	AAA	3.500% due 2/12/35	43,175
10,000	AAA	3.450% due 8/8/36	9,457
350,000	AAA	3.750% due 2/12/45	329,616
300,000	AAA	4.450% due 11/3/45	317,154
130,000	AAA	3.700% due 8/8/46	121,308
80,000	AAA	3.950% due 8/8/56	74,588
		Oracle Corp., Senior Unsecured Notes:
220,000	AA-	1.200% due 10/15/17	220,240
175,000	AA-	2.800% due 7/8/21	178,050
193,000	AA-	3.400% due 7/8/24	196,941
105,000	AA-	2.650% due 7/15/26	99,779
170,000	AA-	4.500% due 7/8/44	173,967
120,000	AA-	4.000% due 7/15/46	114,101
		Quintiles IMS Inc., Company Guaranteed Notes:
125,000	BB+	4.875% due 5/15/23(b)	128,063

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Software - 0.6% - (continued)
$ 200,000	BB+	5.000% due 10/15/26(b)	$198,000

		Total Software	4,174,412

Specialty Retail - 0.4%
61,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.150% due 11/1/25	62,901
160,000	BB	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	171,600
		Lowe’s Cos., Inc., Senior Unsecured Notes:
45,000	A-	2.500% due 4/15/26	42,540
12,000	A-	4.250% due 9/15/44	12,075
41,000	A-	3.700% due 4/15/46	37,683
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
1,055,000	BBB	3.450% due 6/1/26	1,035,739
75,000	BBB	4.800% due 11/18/44	75,382
45,000	BBB	4.650% due 6/1/46	44,434
		Wal-Mart Stores Inc., Senior Unsecured Notes:
300,000	AA	3.250% due 10/25/20	313,964
71,000	AA	6.500% due 8/15/37	96,366
50,000	AA	4.000% due 4/11/43	50,167
475,000	AA	4.750% due 10/2/43	531,354
73,000	AA	4.300% due 4/22/44	76,810

		Total Specialty Retail	2,551,015

Technology Hardware, Storage & Peripherals - 0.3%
		Apple Inc., Senior Unsecured Notes:
103,000	AA+	2.850% due 5/6/21	105,361
280,000	AA+	2.450% due 8/4/26	263,648
150,000	AA+	4.500% due 2/23/36	159,835
75,000	AA+	3.450% due 2/9/45	66,086
305,000	AA+	4.375% due 5/13/45	312,627
40,000	AA+	4.650% due 2/23/46	42,437
105,000	AA+	3.850% due 8/4/46	98,473
		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes:
400,000	BBB-	3.480% due 6/1/19(b)	407,665
330,000	BBB-	4.420% due 6/15/21(b)	339,909
40,000	BBB-	5.450% due 6/15/23(b)	41,778
80,000	BBB-	6.020% due 6/15/26(b)	84,311
30,000	BBB-	8.100% due 7/15/36(b)	34,258
15,000	BBB-	8.350% due 7/15/46(b)	17,642
150,000	AA-	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	151,414

		Total Technology Hardware, Storage & Peripherals	2,125,444

Tobacco - 0.3%
		Altria Group Inc., Company Guaranteed Notes:
260,000	A-	9.250% due 8/6/19	308,738
130,000	A-	4.750% due 5/5/21	141,867
182,000	A-	5.375% due 1/31/44	208,886
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	193,232
180,000	A	4.500% due 3/20/42	184,090
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB	8.125% due 6/23/19	11,490
61,000	BBB	3.250% due 6/12/20	62,774
50,000	BBB	4.450% due 6/12/25	53,062
571,000	BBB	5.850% due 8/15/45	676,210

		Total Tobacco	1,840,349

Transportation - 0.0%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	122,160
49,000	BBB	4.100% due 2/1/45	45,642

		Total Transportation	167,802

Wireless Telecommunication Services - 0.4%
250,000	BB-	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(b)	253,750
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	354,733
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(b)	295,435

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Wireless Telecommunication Services - 0.4% - (continued)
$ 50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	$62,813
220,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	231,550
250,000	BB-	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(b)	275,312
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	20,550
40,000	B	7.875% due 9/15/23	41,400
290,000	B	7.625% due 2/15/25	295,437
675,000	Baa2(c)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 3.360% due 9/20/21(b)	678,375
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	76,114
80,000	BBB	5.134% due 4/27/20	85,627
		T-Mobile USA Inc., Company Guaranteed Notes:
275,000	BB	6.250% due 4/1/21	287,375
25,000	BB	6.731% due 4/28/22	26,184

		Total Wireless Telecommunication Services	2,984,655

		TOTAL CORPORATE BONDS & NOTES (Cost - $190,817,701)	191,068,518

MORTGAGE-BACKED SECURITIES - 23.3%
FHLMC - 5.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
137		8.000% due 1/1/17 - 4/1/17	140
3,574		8.500% due 1/1/17 - 7/1/17	3,623
36,621		3.118% due 3/1/41(d)	38,471
96,030		2.040% due 7/1/42(d)	100,401
		Gold:
312,875		6.000% due 5/1/17 - 6/1/39	353,270
158		8.500% due 2/1/18	158
972,156		5.000% due 6/1/21 - 6/1/41	1,073,770
9,318,165		4.000% due 10/1/25 - 5/1/46	9,896,566
79,121		4.500% due 4/1/29	85,271
1,038,823		5.500% due 1/1/30 - 2/1/40	1,151,870
9,130,613		3.000% due 3/1/31 - 11/1/46	9,119,186
296,894		6.500% due 8/1/37 - 9/1/39	336,884
28,205		7.000% due 3/1/39	33,008
14,391,433		3.500% due 12/1/42 - 8/1/46	14,825,116
3,100,000		3.500% due 12/1/46(i)	3,182,223

		TOTAL FHLMC	40,199,957

FNMA - 14.2%
		Federal National Mortgage Association (FNMA):
89		8.500% due 4/1/17	89
12,448,422		4.000% due 10/1/19 - 4/1/45	13,199,444
1,617,353		5.500% due 10/1/19 - 5/1/40	1,814,567
1,035,000		4.399% due 2/1/20	1,109,503
1,145,000		3.459% due 11/1/20	1,204,125
480,357		3.540% due 11/1/20	505,424
185,976		6.000% due 9/1/21 - 10/1/35	211,352
1,147,029		3.650% due 11/1/21	1,215,936
2,243,303		5.000% due 6/1/22 - 5/1/42	2,465,715
5,778,109		4.500% due 3/1/24 - 10/1/44	6,259,753
25,228,778		3.500% due 11/1/25 - 10/1/46	26,036,051
4,607,409		2.500% due 9/1/26 - 10/1/42	4,599,043
1,474,514		2.964% due 5/1/27	1,487,298
9,262,841		3.000% due 12/1/27 - 11/1/46	9,380,109
525,000		3.010% due 4/1/28	523,810
545,000		3.050% due 4/1/28	545,792
445,000		3.390% due 1/1/31	458,089
275,000		3.200% due 3/1/31	278,317
470,000		2.600% due 10/1/31	442,887
5,225,000		2.500% due 12/1/31(i)	5,248,268

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
FNMA - 14.2% - (continued)
$ 10,495,000		3.000% due 12/1/31 - 12/1/46(i)	$10,461,293
240,319		2.648% due 3/1/34(d)	251,140
387,754		3.360% due 7/1/35	396,160
73,372		2.440% due 10/1/35(d)	76,342
120,085		2.543% due 10/1/35(d)	125,308
20,883		2.431% due 11/1/35(d)	21,737
19,507		2.465% due 11/1/35(d)	20,420
61,434		2.479% due 11/1/35(d)	64,012
22,181		2.487% due 11/1/35(d)	23,160
21,127		2.503% due 11/1/35(d)	21,998
24,313		2.519% due 11/1/35(d)	25,373
94,526		2.873% due 9/1/36(d)	99,881
90,318		7.000% due 4/1/37	102,666
147,095		2.336% due 5/1/37(d)	155,865
515,400		6.500% due 9/1/37 - 5/1/40	584,738
54,275		2.923% due 2/1/41(d)	56,756
115,715		3.001% due 7/1/41(d)	122,426
127,466		2.026% due 7/1/42(d)	133,712
21,809		2.258% due 7/1/42(d)	22,851
850,000		3.500% due 12/1/46(i)	873,010
8,700,000		4.000% due 12/1/46(i)	9,165,586
700,000		5.000% due 12/1/46(i)	767,070

		TOTAL FNMA	100,557,076

GNMA-3.4%
		Government National Mortgage Association (GNMA):
200		8.500% due 5/15/17	200
52		9.500% due 8/15/17	52
68,231		6.000% due 12/15/33 - 1/15/38	78,181
785,843		5.000% due 10/15/34 - 9/15/40	875,330
72,568		5.500% due 5/15/37 - 6/15/38	81,805
113,703		6.500% due 1/15/38 -10/15/38	133,656
212,922		4.500% due 3/15/41	234,915
837,370		4.000% due 6/15/41 - 11/15/45	905,409
		Government National Mortgage Association II (GNMA):
33		8.500% due 1/20/17	35
1,343		9.000% due 4/20/17 -11/20/21	1,455
171,358		6.000% due 7/20/37 - 11/20/40	196,181
1,754,161		4.500% due 1/20/40 - 3/20/46	1,907,289
338,320		5.000% due 7/20/40 - 9/20/41	373,847
424,444		4.000% due 11/20/40 - 7/20/42	452,602
2,293,398		3.000% due 1/20/43 - 8/20/46	2,333,964
5,061,913		3.500% due 6/20/43 - 4/20/46	5,280,601
8,950,000		3.000% due 12/1/46(i)	9,089,145
1,900,000		3.500% due 12/1/46(i)	1,978,375

		TOTAL GNMA	23,923,042

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $166,133,523)	164,680,075

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(b)	279,684
2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.812% due 2/25/37(d)	2,373,135
11,173	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 1.082% due 11/25/33(d)	11,192
103,998	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.242% due 6/25/29(d)	90,411
794,239	Ca(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 3A1, 6.000% due 8/25/37	647,147
1,355,066	CCC	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 0.742% due 12/25/36(d)	1,263,637
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(b)	486,034
		Banc of America Commercial Mortgage Trust:
136,126	AA+	Series 2007-2, Class A4, 5.800% due 4/10/49(d)	136,430

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% (continued)
$ 768,793	AAA	Series 2008-1, Class A1A, 6.392% due 2/10/51(d)	$791,472
81,167	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.169% due 7/25/34(d)	82,658
398,394	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.832% due 7/25/37(b)(d)	342,363
435,642	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 3.306% due 5/26/36(b)(d)	436,542
		Bear Stearns Adjustable Rate Mortgage Trust:
123,978	A+	Series 2005-2, Class A2, 3.128% due 3/25/35(d)	125,078
444,140	D(j)	Series 2007-3, Class 1A1, 3.175% due 5/25/47(d)	403,765
		Bear Stearns ALT-A Trust:
286,942	BBB+	Series 2004-7, Class 2A1, 3.042% due 8/25/34(d)	292,949
218,961	CCC	Series 2005-2, Class 2A4, 2.926% due 4/25/35(d)	211,185
181,470	B	Series 2005-4, Class 23A2, 2.985% due 5/25/35(d)	178,688
698,272	CCC	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(d)	695,168
565,000	BBB	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% due 6/11/50(d)	580,687
295,621	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.592% due 3/25/37(b)(d)	293,751
599,553	BB	Bravo Mortgage Asset Trust, Series 2006-1A, Class A2, 0.832% due 7/25/36(b)(d)	585,992
1,474,155	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.842% due 6/25/36(d)	1,440,718
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(b)	561,940
217,271	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.056% due 2/25/37(d)	215,238
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
858,960	A+	Series 2004-2A, Class A1, 0.862% due 5/25/35(b)(d)	776,470
2,519,004	CCC	Series 2004-2A, Class B1, 1.015% due 5/25/35(b)(d)	1,830,084
		Citigroup Commercial Mortgage Trust:
270,000	Aaa(c)	Series 2013-375P, Class A, 3.251% due 5/10/35(b)	277,053
300,000	BB(j)	Series 2014-GC19, Class E, 4.566% due 3/10/47(b)(d)	207,152
140,000	Aa1(c)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	146,421
420,000	BBB-(j)	Series 2015-GC33, Class D, 3.172% due 9/10/58	287,764
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 0.854% due 8/25/36(d)	646,496
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
156,452	Caa3(c)	Series 2006-CD2, Class AJ, 5.646% due 1/15/46(d)	125,239
60,000	B-	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	34,500
9,223	Caa3(c)	Series 2007-CD4, Class AJ, 5.398% due 12/11/49(d)	7,887
50,000	Aa1(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(d)	50,333
400,000	Aa2(c)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 2.987% due 11/10/31(b)(d)	401,382
551,986	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.298% due 12/10/49(d)	567,741
		Commercial Mortgage Trust:
132,153	Aa1(c)	Series 2006-C8, Class AM, 5.347% due 12/10/46	132,043
278,458	AAA	Series 2007-C9, Class A4, 6.007% due 12/10/49(d)	282,416
206,089	Aaa(c)	Series 2012-LC4, Class A2, 2.256% due 12/10/44	206,311
265,000	AAA(j)	Series 2013-300P, Class A1, 4.353% due 8/10/30(b)	288,689
190,000	AA-(j)	Series 2013-300P, Class B, 4.540% due 8/10/30(b)(d)	203,433
260,000	BB	Series 2013-CR9, Class E, 4.398% due 7/10/45(b)(d)	190,552
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(d)	43,391
20,000	A3(c)	Series 2013-CR12, Class C, 5.253% due 10/10/46(d)	20,871
265,000	AAA(j)	Series 2014-277P, Class A, 3.732% due 8/10/49(b)(d)	276,809
210,000	A-(j)	Series 2014-CR21, Class C, 4.565% due 12/10/47(d)	210,488
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	365,683
290,000	AAA(j)	Series 2015-3BP, Class A, 3.178% due 2/10/35(b)	292,822
5,351,515	Aa1(c)	Series 2015-CR25, Class XA, 0.963% due 8/10/48(d)(k)	323,088
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(b)	278,785
1,600,000	BB-	Core Industrial Trust, Series 2015-TEXW, Class E, 3.977% due 2/10/34(b)(d)	1,552,562
		Countrywide Alternative Loan Trust:
445,655	CCC	Series 2005-24, Class 4A1, 0.796% due 7/20/35(d)	399,510
657,053	D	Series 2006-OA17, Class 1A1A, 0.757% due 12/20/2046(d)	480,251
		Countrywide Asset-Backed Certificates:
4,623	AAA	Series 2002-3, Class 1A1, 1.332% due 5/25/32(d)	4,447
261,655	CCC	Series 2006-SD3, Class A1, 0.922% due 7/25/36(b)(d)	218,640
971,968	CCC	Series 2007-4, Class A4W, 5.189% due 4/25/47	964,072
387,188	AA	Series 2007-13, Class 2A2, 1.392% due 10/25/47(d)	358,309

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% (continued)
		Countrywide Home Loan Mortgage Pass Through Trust:
$ 161,635	D	Series 2005-11, Class 3A3, 2.443% due 4/25/35(d)	$111,554
68,583	NR	Series 2005-11, Class 6A1, 1.192% due 3/25/35(d)	58,988
		Credit Suisse Commercial Mortgage Capital Trust:
4,761,840	Caa3(c)	Series 2006-7, Class 3A2, 6.608% due 8/25/36(d)(k)(g)	1,060,028
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(b)	231,374
1,161,439	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(b)	1,130,226
		Credit Suisse Commercial Mortgage Trust:
110,796	Caa2(c)	Series 2006-C3, Class AJ, 6.384% due 6/15/38(d)	68,139
34,677	D	Series 2006-C5, Class AJ, 5.373% due 12/15/39	33,217
		Credit Suisse First Boston Mortgage Securities Corp.:
336,089	AA+	Series 2004-AR7, Class 2A1, 3.171% due 11/25/34(d)	346,725
264,994	BBB	Series 2005-6, Class 8A1, 4.500% due 7/25/20	267,251
295,000	Aaa(c)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	305,334
92,608	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.362% due 11/19/44(d)	81,421
14,363	BBB-	EMC Mortgage Loan Trust, Series 2003-A, Class A1, 1.142% due 8/25/40(b)(d)	13,648
632,092	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 3.142% due 9/25/33(d)	625,911
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.622% due 2/15/24(d)(k)	6,493
120,171	NR	Series 3451, Class SB, 5.492% due 5/15/38(d)(k)	15,455
148,958	NR	Series 3621, Class SB, 5.692% due 1/15/40(d)(k)	26,427
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	619,968
1,921,219	NR	Series 3866, Class SA, 5.412% due 5/15/41(d)(k)	263,947
726,022	NR	Series 3947, Class SG, 5.412% due 10/15/41(d)(k)	123,305
64,538	NR	Series 4076, Class SW, 5.512% due 7/15/42(d)(k)	14,886
60,585	NR	Series 4136, Class SE, 5.612% due 11/15/42(d)(k)	12,659
66,433	NR	Series 4136, Class SJ, 5.612% due 11/15/42(d)(k)	12,654
559,844	NR	Series 4203, Class PS, 5.712% due 9/15/42(d)(k)	100,134
326,262	NR	Series 4210, Class Z, 3.000% due 5/15/43	300,811
312,574	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	34,491
270,539	NR	Series 4316, Class XZ, 4.500% due 3/15/44	306,137
163,510	NR	Series 4335, Class SW, 5.462% due 5/15/44(d)(k)	30,735
162,297	NR	Series R007, Class ZA, 6.000% due 5/15/36	182,486
164,441	NR	Federal Home Loan Mortgage Corp., Interest Strip, Series 334, Class S7, 5.562% due 8/15/44(d)(k)	38,688
		Federal National Mortgage Association (FNMA), ACES:
506,947	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(d)	538,419
20,267,007	NR	Series 2013-M7, Class X2, 0.300% due 12/27/22(d)(k)	210,479
338,414	NR	Series 2014-M12, Class FA, 0.860% due 10/25/21(d)	337,398
100,000	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	97,397
6,556,965	NR	Series 2015-M7, Class X2, 0.627% due 12/25/24(d)(k)	230,576
21,438,448	NR	Series 2015-M8, Class X2, 0.278% due 1/25/25(d)(k)	263,157
400,000	NR	Series 2016-M7, Class A2, 2.499% due 9/25/26	383,922
		Federal National Mortgage Association (FNMA), Grantor Trust:
103,073	NR	Series 2000-T6, Class A3, 4.223% due 6/25/30(d)	103,524
4,839	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	4,867
		Federal National Mortgage Association (FNMA), Interest Strip:
240,318	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	43,863
454,117	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	82,249
71,250	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	14,099
		Federal National Mortgage Association (FNMA), REMICS:
50,248	NR	Series 2004-38, Class FK, 0.934% due 5/25/34(d)	50,173
297,545	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	319,004
1,115,811	NR	Series 2006-51, Class SP, 6.066% due 3/25/36(d)(k)	182,179
557,474	NR	Series 2007-68, Class SC, 6.116% due 7/25/37(d)(k)	101,425
1,162,394	NR	Series 2008-18, Class SM, 6.416% due 3/25/38(d)(k)	182,445
644,435	NR	Series 2011-87, Class SG, 5.966% due 4/25/40(d)(k)	98,375
351,877	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	28,614
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	851,176
219,679	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	250,398

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% (continued)
$ 337,733	NR	Series 2012-51, Class B, 7.000% due 5/25/42	$388,354
49,244	NR	Series 2012-70, Class YS, 6.066% due 2/25/41(d)(k)	7,253
255,059	NR	Series 2012-74, Class SA, 6.066% due 3/25/42(d)(k)	46,595
42,510	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(a)	37,577
409,702	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	52,240
186,204	NR	Series 2012-133, Class CS, 5.566% due 12/25/42(d)(k)	33,965
64,874	NR	Series 2012-133, Class SA, 5.566% due 12/25/42(d)(k)	12,923
765,036	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	875,905
608,675	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	679,889
403,593	NR	Series 2013-10, Class JS, 5.566% due 2/25/43(d)(k)	77,872
394,039	NR	Series 2013-10, Class SJ, 5.566% due 2/25/43(d)(k)	87,082
476,007	NR	Series 2016-60, Class QS, 5.516% due 9/25/46(d)(k)	89,394
		FHLMC Multifamily Structured Pass Through Certificates:
260,104	AAA(j)	Series K016, Class X1, 1.698% due 10/25/21(d)(k)	16,037
655,000	NR	Series K151, Class A3, 3.511% due 4/25/30	679,323
897,525	Aa2(c)	Series KF02, Class A2, 1.081% due 7/25/20(d)	899,128
505,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class A, 2.440% due 1/16/26(b)(d)	504,224
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	806,567
565,000	AAA	Four Times Square Trust Commercial Mortgage Pass Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(b)	624,896
648,997	AAA	GAHR Commercial Mortgage Trust, Series 2015-NRF: Class AFL1, 1.835% due 12/15/34(b)(d)	651,737
505,000	BBB-	Class DFX, 3.495% due 12/15/34(b)(d)	504,229
163,629	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 0.958% due 5/15/34(b)(d)	140,822
29,891	A+	GMAC Home Equity Notes Loan Trust, Series 2004-VF1, Class A1, 1.342% due 2/25/31(b)(d)	29,869
		Government National Mortgage Association (GNMA):
2,290,125	NR	Series 2008-51, Class GS, 5.688% due 6/16/38(d)(k)	467,980
41,055	NR	Series 2010-31, Class GS, 5.938% due 3/20/39(d)(k)	3,950
133,068	NR	Series 2010-85, Class HS, 6.088% due 1/20/40(d)(k)	19,772
24,804	NR	Series 2010-107, Class SG, 5.588% due 2/20/38(d)(k)	1,003
3,506,887	NR	Series 2013-85, Class IA, 0.752% due 3/16/47(d)(k)	159,429
2,019,570	NR	Series 2014-105, Class IO, 0.998% due 6/16/54(d)(k)	132,229
174,137	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	35,694
185,093	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	37,669
98,925	NR	Series 2016-135, Class SB, 5.558% due 10/16/46(d)(k)	23,774
350,000	Aa2(c)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777% due 5/10/50(d)	359,033
		GS Mortgage Securities Trust:
620,783	BBB-	Series 2007-GG10, Class A1A, 5.988% due 8/10/45(d)	627,477
5,477,880	Aa1(c)	Series 2015-GS1, Class XA, 0.984% due 11/10/48(d)(k)	311,473
		Harborview Mortgage Loan Trust:
348,820	BBB+	Series 2004-5, Class 2A6, 2.813% due 6/19/34(d)	347,584
138,739	WD(j)	Series 2006-2, Class 1A, 3.144% due 2/25/36(d)	114,009
179,149	A+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.782% due 12/25/35(d)	178,500
2,339	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.392% due 3/25/33(d)	2,277
72,260	D	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.016% due 9/25/35(d)	61,013
1,155,772	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.752% due 8/25/36(d)	456,671
		JPMBB Commercial Mortgage Securities Trust:
80,000	A3(c)	Series 2013-C15, Class C, 5.214% due 11/15/45(d)	85,252
40,000	Aa3(c)	Series 2013-C17, Class B, 5.050% due 1/15/47(d)	43,862
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(b)(d)	214,572
240,000	A3(c)	Series 2014-C24, Class C, 4.573% due 11/15/47(d)	242,699
120,000	Aaa(c)	Series 2015-C31, Class A3, 3.801% due 8/15/48	125,851
		JPMorgan Chase Commercial Mortgage Securities Trust:
2,714	AA+	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	2,711
960,000	CCC	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(d)	740,903
390,000	BBB-	Series 2007-CB20, Class AM, 6.164% due 2/12/51(d)	401,147
776,781	AAA	Series 2011-C4, Class A3, 4.106% due 7/15/46(b)	801,459
118,463	Aaa(c)	Series 2011-C5, Class A3, 4.171% due 8/15/46	127,734
175,000	Aaa(c)	Series 2011-C5, Class AS, 5.576% due 8/15/46(b)(d)	195,805
370,000	Aa2(c)	Series 2011-C5, Class B, 5.576% due 8/15/46(b)(d)	409,834
2,175,101	Aaa(c)	Series 2012-CBX, Class XA, 1.835% due 6/15/45(d)(k)	128,681

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% (continued)
$ 460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	$483,331
650,000	AA-	Series 2014-FL6, Class B, 2.818% due 11/15/31(b)(d)	636,965
150,000	A-	Series 2014-PHH, Class C, 2.638% due 8/15/27(b)(d)	150,024
275,000	AAA	Series 2015-SGP, Class A, 2.238% due 7/15/36(b)(d)	277,414
606,888	Aa1(c)	JPMorgan Trust, Series 2015-5, Class A9, 2.892% due 5/25/45(b)(d)	604,693
		LB-UBS Commercial Mortgage Trust:
500,000	BB	Series 2007-C6, Class AM, 6.114% due 7/15/40(d)	515,334
160,000	A-	Series 2007-C7, Class AM, 6.365% due 9/15/45(d)	165,755
92,387	D	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.892% due 12/25/35(d)	57,699
358,500	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 2.382% due 4/18/26(b)(d)	358,573
367,552	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.338% due 9/15/28(b)(d)	370,735
760,000	Aaa(c)	Magnetite IX Ltd., Series 2014-9A, Class A1, 2.302% due 7/25/26(b)(d)	760,570
164,167	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.049% due 11/21/34(d)	168,004
528,696	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.856% due 10/25/32(d)	529,185
366,006	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.842% due 7/25/37(d)	237,411
		Merrill Lynch Mortgage Investors Trust:
49,650	A+	Series 2004-A3, Class 4A3, 3.170% due 5/25/34(d)	49,352
719,482	BBB	Series 2005-2, Class 2A, 2.710% due 10/25/35(d)	721,659
796,723	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	870,298
		ML-CFC Commercial Mortgage Trust:
291,000	Caa1(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(d)	249,532
260,000	CCC	Series 2007-9, Class AJ, 6.193% due 9/12/49(d)	200,745
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.220% due 7/15/46(d)(l)	32,426
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46(l)	534,060
		Morgan Stanley Capital I Trust:
71,004	AAA	Series 2007-HQ11, Class A4FL, 0.673% due 2/12/44(d)(l)	70,942
189,236	AA	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(d)(l)	190,092
1,940,000	CCC	Park Place Securities Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ4, Class M2, 1.082% due 9/25/35(d)	1,674,414
670,000	BBB-	People’s Choice Home Loan Securities Trust, Series 2004-1, Class M1, 1.477% due 6/25/34(d)	619,819
		PFS Financing Corp.:
540,000	AAA	Series 2014-BA, Class A, 1.138% due 10/15/19(b)(d)	539,862
635,000	AAA	Series 2015-AA, Class A, 1.158% due 4/15/20(b)(d)	634,720
110,000	AAA	Series 2016-BA, Class A, 1.870% due 10/15/21(b)	109,998
1,696,275	A	Popular ABS Mortgage Pass Through Trust, Series 2006-C, Class A4, 0.842% due 7/25/36(d)	1,652,489
		Prime Mortgage Trust:
134,428	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	134,853
44,123	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(b)	44,302
1,186,316	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	1,111,025
		RAMP Trust:
3,831	CCC	Series 2003-RS4, Class AIIB, 1.252% due 5/25/33(d)	3,394
635,639	AA+	Series 2003-RS9, Class AI6A, step bond to yield, 5.803% due 10/25/33	671,915
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/13/32(b)(d)	964,715
22,486	D	Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 1.012% due 11/25/34(b)(d)	19,142
335,549	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	319,601
100,000	NR	SBA Small Business Investment Cos., Series 2016-10B, Class 1, 2.051% due 9/10/26	98,847
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.938% due 11/15/26(b)(d)	638,224
814,169	BBB	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.800% due 9/20/48(b)	774,730
321,857	A	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.244% due 11/25/34(d)	322,393
178,609	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.812% due 7/19/35(d)	173,494
		Structured Asset Securities Corp.:
161,063	CCC	Series 2005-RF3, Class 1A, 0.942% due 6/25/35(b)(d)	137,341
4,909	AA+	Series 2007-BC4, Class A3, 0.834% due 11/25/37(d)	4,920
560,833	Aaa(c)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 8/25/55(b)(d)	558,908
100,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	101,782
485,000	B	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 5.703% due 6/15/49(b)	490,715

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% (continued)
$ 100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1.888% due 6/15/29(b)(d)	$100,088
		WaMu Mortgage Pass Through Certificates Trust:
20,252	BBB+	Series 2004-AR11, Class A, 2.839% due 10/25/34(d)	20,403
80,293	BBB+	Series 2004-AR12, Class A2A, 0.974% due 10/25/44(d)	77,902
631,351	B-	Series 2005-AR4, Class A5, 2.783% due 4/25/35(d)	626,003
241,160	BBB-	Series 2005-AR19, Class A1A2, 0.882% due 12/25/45(d)	226,445
1,303,128	B+	Series 2006-AR3, Class A1A, 1.542% due 2/25/46(d)	1,202,637
636,311	CCC	Series 2006-AR13, Class 2A, 2.203% due 10/25/46(d)	594,994
306,601	D	Series 2007-HY4, Class 4A1, 2.589% due 9/25/36(d)	275,412
749,080	Ca(c)	Series 2007-OA2, Class 2A, 1.242% due 1/25/47(d)	545,980
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(c)	Series 2013-LC12, Class B, 4.432% due 7/15/46(d)	128,075
1,000,000	Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48(d)	1,038,848
150,000	Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	150,989
960,000	Aaa(c)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	968,212
310,000	A-(j)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(d)	294,486
330,000	BBB-(j)	Series 2015-NXS1, Class D, 4.241% due 5/15/48(d)	262,305
		Wells Fargo Mortgage Backed Securities Trust:
447,078	Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	436,223
218,961	CCC	Series 2006-AR2, Class 2A1, 2.942% due 3/25/36(d)	218,924
62,814	Caa2(c)	Series 2006-AR7, Class 2A4, 3.089% due 5/25/36(d)	59,952
		WF-RBS Commercial Mortgage Trust:
205,000	Aaa(c)	Series 2011-C2, Class A4, 4.869% due 2/15/44(b)(d)	224,697
765,713	Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(b)	792,723
1,864,978	Aaa(c)	Series 2012-C7, Class XA, 1.657% due 6/15/45(b)(d)(k)	114,582
145,000	Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	147,550
2,560,611	Aaa(c)	Series 2014-C20, Class XA, 1.338% due 5/15/47(d)(k)	143,489
240,000	BBB-(j)	Series 2014-C22, Class D, 4.056% due 9/15/57(b)(d)	180,230

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $82,563,714)	78,747,868

ASSET-BACKED SECURITIES - 2.5%
Automobiles - 0.3%
170,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A3, 1.600% due 11/9/20	169,942
290,000	AAA	Drive Auto Receivables Trust, Series 2016-BA, Class A3, 1.670% due 7/15/19(b)	290,302
1,380,000	Aaa(c)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(b)	1,368,752
100,000	AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(b)	100,104

		Total Automobiles	1,929,100

Credit Cards - 0.6%
635,000	AAA	BA Credit Card Trust, Series 2014-A3, Class A, 0.828% due 1/15/20(d)	635,754
740,000	AAA	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.330% due 6/15/22	733,899
590,000	AAA	Chase Issuance Trust, Series 2015-A1, Class A1, 0.858% due 2/18/20(d)	591,234
635,000	AAA	Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.718% due 1/23/20(d)	642,247
645,000	AAA	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640% due 7/15/21	646,396
		Synchrony Credit Card Master Note Trust:
565,000	AAA	Series 2012-7, Class A, 1.760% due 9/15/22	563,084
490,000	AAA	Series 2016-3, Class A, 1.580% due 9/15/22	486,280

		Total Credit Cards	4,298,894

Student Loans - 1.6%
514,974	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.950% due 3/25/42(b)(d)	481,187
		Navient Private Education Loan Trust:
621,616	AAA	Series 2014-AA, Class A2B, 1.788% due 2/15/29(b)(d)	626,990
200,376	AAA	Series 2014-CTA, Class A, 1.238% due 9/16/24(b)(d)	200,403
600,939	AAA	SLC Student Loan Trust, Series 2006-2, Class A5, 0.950% due 9/15/26(d)	595,220
		SLM Private Education Loan Trust:
59,176	AAA	Series 2012-A, Class A1, 1.938% due 8/15/25(b)(d)	59,269
603,696	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(b)	613,295
540,747	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(b)	544,553
30,811	AAA	Series 2012-E, Class A1, 1.288% due 10/16/23(b)(d)	30,824
		SLM Student Loan Trust:
1,220,000	AAA	Series 2003-11, Class A6, 1.600% due 12/15/25(b)(d)	1,213,602
1,400,000	AAA	Series 2004-1, Class A4, 1.142% due 10/27/25(d)	1,352,304

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Student Loans - 1.6% - (continued)
$ 376,914		AAA	Series 2004-8A, Class A5, 1.382% due 4/25/24(b)(d)	$377,745
595,210		AAA	Series 2005-4, Class A3, 1.002% due 1/25/27(d)	588,464
880,000		AA+	Series 2005-5, Class A5, 1.632% due 10/25/40(d)	837,155
746,262		AAA	Series 2005-6, Class A5B, 2.082% due 7/27/26(d)	750,905
1,474,147		AAA	Series 2011-2, Class A1, 1.184% due 11/25/27(d)	1,476,445
			SMB Private Education Loan Trust:
425,538		AAA	Series 2015-B, Class A1, 1.238% due 2/15/23(b)(d)	426,160
680,000		AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(b)	692,133
545,000		AAA	Series 2015-C, Class A3, 2.488% due 8/16/32(b)(d)	569,387
100,000		Aaa(c)	Series 2016-A, Class A2A, 2.700% due 5/15/31(b)	100,022

			Total Student Loans	11,536,063

			TOTAL ASSET-BACKED SECURITIES (Cost - $17,728,423)	17,764,057

SOVEREIGN BONDS - 2.4%
Brazil - 0.4%
656,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	579,481
4,266,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/17	1,250,692
			Federative Republic of Brazil:
280,000		BB	4.875% due 1/22/21	288,400
400,000		BB	5.000% due 1/27/45	319,200

			Total Brazil	2,437,773

Canada - 0.2%
152,000		AA-	Province of Manitoba Canada, 3.050% due 5/14/24	155,963
895,000		A+	Province of Ontario Canada, 1.250% due 6/17/19	884,750

			Total Canada	1,040,713

China - 0.0%
			China Government Bonds:
1,000,000	CNH	Aa3(c)	3.380% due 11/21/24	144,365
1,000,000	CNH	Aa3(c)	3.390% due 5/21/25	143,934

			Total China	288,299

Colombia - 0.1%
			Colombia Government International Bonds:
125,000		BBB	8.125% due 5/21/24	154,844
200,000		BBB	4.500% due 1/28/26	204,750
370,000		BBB	5.625% due 2/26/44	370,925

			Total Colombia	730,519

Indonesia - 0.1%
500,000		BB+	Indonesia Government International Bonds, 3.750% due 4/25/22	503,861

Mexico - 0.9%
			Mexican Bonos:
2,118,000	MXN	A	8.000% due 6/11/20	106,899
30,492,700	MXN	A	6.500% due 6/9/22	1,445,982
15,120,000	MXN	A	10.000% due 12/5/24	859,423
46,325,700	MXN	A	7.750% due 11/13/42	2,278,856
			Mexico Government International Bonds:
61,000		BBB+	3.500% due 1/21/21	62,006
174,000		BBB+	3.625% due 3/15/22	174,000
182,000		BBB+	4.000% due 10/2/23	182,000
705,000		BBB+	4.125% due 1/21/26	697,950
210,000		BBB+	4.750% due 3/8/44	186,900
210,000		BBB+	5.550% due 1/21/45	209,738

			Total Mexico	6,203,754

Panama - 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	205,250

Peru - 0.1%
			Peruvian Government International Bonds:
218,000		BBB+	4.125% due 8/25/27	228,627
60,000		BBB+	6.550% due 3/14/37	76,200
170,000		BBB+	5.625% due 11/18/50	194,225

			Total Peru	499,052

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Poland - 0.3%
			Poland Government Bonds:
6,020,000	PLN	A-	3.250% due 7/25/25	$1,399,155
1,760,000	PLN	A-	2.500% due 7/25/26	380,656
$ 610,000		BBB+	Poland Government International Bonds, 4.000% due 1/22/24	630,771

			Total Poland	2,410,582

Russia - 0.3%
			Russian Federal Bonds - OFZ:
22,990,000	RUB	BBB-	7.000% due 8/16/23	329,374
6,950,000	RUB	NR	7.750% due 9/16/26	102,119
31,310,000	RUB	BBB-	8.150% due 2/3/27	474,042
78,320,000	RUB	BBB-	7.050% due 1/19/28	1,082,679

			Total Russia	1,988,214

Turkey - 0.0%
310,000		Ba1(c)	Turkey Government International Bonds, 4.250% due 4/14/26	277,832

Uruguay - 0.0%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	73,080
210,000		BBB	4.375% due 10/27/27	210,525

			Total Uruguay	283,605

			TOTAL SOVEREIGN BONDS (Cost - $20,690,110)	16,869,454

SENIOR LOANS - 1.2%
42,852		NR	Berry Plastics Corp., (Restricted), 3.750% due 10/1/22	43,173
298,500		NR	Charter Communications Operating LLC, (Restricted), 3.500% due 1/24/23	301,718
1,500,000		NR	Chrysler Group LLC, (Restricted), 3.500% due 5/24/17	1,503,750
2,100,000		NR	Delos Finance S.à r.l., (Restricted), 3.588% due 3/6/21	2,116,317
1,100,000		NR	Delta Air Lines Inc., (Restricted), due 8/24/22(m)	1,111,490
203,700		NR	Gardner Denver Inc., (Restricted), 4.250% due 7/30/20	198,760
17,093		NR	Hilton Worldwide Finance LLC, (Restricted), 3.500% due 10/26/20	17,208
174,739		NR	Hilton Worldwide Finance LLC, (Restricted), 3.084% due 10/25/23	176,180
202,618		NR	Michaels Stores Inc., (Restricted), 3.750% due 1/30/23	204,392
283,750		NR	Party City Holdings Inc., (Restricted), 4.204% due 8/19/22	285,594
1,000,000		NR	RPI Finance Trust, (Restricted), due 10/14/22(m)	1,010,090
1,400,000		NR	T-Mobile USA Inc., (Restricted), due 11/9/22(m)	1,415,603

			TOTAL SENIOR LOANS (Cost - $8,383,433)	8,384,275

MUNICIPAL BONDS - 0.8%
California - 0.2%
			California Health Facilities Financing Authority, Revenue Bonds:
350,000		AA-	Providence St. Joseph Health, Series A, 4.000% due 10/1/47	331,573
80,000		AA-	Sutter Health Project, Series A, 5.000% due 8/15/52	85,428
			State of California, GO:
30,000		AA-	5.000% due 12/1/37	31,036
70,000		AA+	Prerefunded 12/1/17 @ 100, 5.000% due 12/1/37(n)	72,798
150,000		AA-	5.000% due 9/1/42	164,458
			University of California, Revenue Bonds:
25,000		AA	Series AD, 4.858% due 5/15/12	24,107
400,000		AA	Series AJ, 4.601% due 5/15/31	452,688
266,000		AA	Series AQ, 4.767% due 5/15/15	254,224
90,000		AA-	Series G, 5.000% due 5/15/37	98,788

			Total California	1,515,100

Delaware - 0.0%
300,000		AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.985% due 1/29/46(d)	269,628

Illinois - 0.1%
280,000		BBB	State of Illinois, GO, 5.500% due 7/1/24	300,042

Massachusetts - 0.1%
185,000		AA-	Massachusetts Development Finance Agency, Revenue Bonds, Series M-4, 5.000% due 7/1/44	201,615

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Massachusetts - 0.1% - (continued)
$ 100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	$111,762

		Total Massachusetts	313,377

Minnesota - 0.0%
325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.668% due 1/29/46(d)	292,094

Missouri - 0.0%
100,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/42	110,171

Nevada - 0.1%
435,000	AA	Las Vegas Valley Water District, GO, Series B, 5.000% due 6/1/37	490,215

New Jersey - 0.0%
165,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	167,105

New York - 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	637,640
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	88,752
		New York City Water & Sewer System, Revenue Bonds:
300,000	AA+	Series CC 5.882% due 6/15/44	391,731
120,000	AA+	Series BB 5.000% due 6/15/47	133,003
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	311,696

		Total New York	1,562,822

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(o)	248,461

Virginia - 0.1%
282,998	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	297,074

		TOTAL MUNICIPAL BONDS (Cost - $5,500,922)	5,566,089

Shares/Units
PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
10,300		GMAC Capital Trust I, 6.691%(d) (Cost - $255,440)	259,045

Number of Contracts
PURCHASED OPTION - 0.0%
United States - 0.0%
17		U.S. Treasury 5-Year Note January Futures, Call @ $118.75, expires 12/23/2016, GSC (Cost - $2,712)	2,125

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $711,416,652)	700,913,605

Face Amount†
SHORT-TERM INVESTMENTS(p) - 8.0%
MONEY MARKET FUND - 0.1%
378,217		Invesco STIT - Government & Agency Portfolio(q) (Cost - $378,217)	378,217

REPURCHASE AGREEMENT - 2.8%
20,000,000		Merrill Lynch & Pierce, Fenner & Smith Inc. repurchase agreement dated 11/30/16, 0.260% due 12/1/16, Proceeds at maturity - $20,000,144; (Fully collateralized by U.S. Treasury Bond, 3.750%, due 11/15/43; Market Valued - $20,452,054)(r) (Cost - $20,000,000)	20,000,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS(p) - 8.0% (continued)
TIME DEPOSITS - 1.6%
$ 2,995,754		ANZ National Bank - London, 0.150% due 12/1/16	$2,995,754
6,169,636		Banco Santander SA - Frankfurt, 0.150% due 12/1/16	6,169,636
1,082	EUR	BBH - Grand Cayman, (0.574)% due 12/1/16	1,147
1,959,865		Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 12/1/16	1,959,865

		TOTAL TIME DEPOSITS (Cost - $11,126,402)	11,126,402

U.S. GOVERNMENT OBLIGATIONS - 3.5%
		U.S. Treasury Bills:
7,080,000		0.322% due 12/1/16(r)	7,080,000
160,000		0.323% due 12/8/16(r)(s)	159,990
5,900,000		0.400% due 2/23/17(r)	5,894,509
10,310,000		0.439% due 4/6/17(r)	10,294,201
1,460,000		0.431% due 4/13/17(r)	1,457,681

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $24,886,381)	24,886,381

		TOTAL SHORT-TERM INVESTMENTS (Cost - $56,391,000)	56,391,000

		TOTAL INVESTMENTS - 107.2% (Cost - $767,807,652#)	757,304,605

		Liabilities in Excess of Other Assets - (7.2)%	(50,833,644)

		TOTAL NET ASSETS - 100.0%	$706,470,961

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Principal only security.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2016.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Illiquid security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	Interest only security.
(l)	Affiliated security:

Underlying Security	Face Amount held at August 31, 2016	Face Amount purchased	Face Amount sold*	Face Amount held at November 30, 2016
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.984% due 6/25/34	$17,068	$—	$(17,068)	$—
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.220% due 7/15/46	30,000	—	—	30,000
Series 2013-C13, Class A4, 4.039% due 11/15/46	500,000	—	—	500,000
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.673% due 2/12/44	723,126	—	(652,122)	71,004
Series 2007-IQ14, Class A4, 5.692% due 4/15/49	200,000	—	(10,764)	189,236

Underlying Security		Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of November 30, 2016
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.984% due 6/25/34		$—	$841	$—
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.220% due 7/15/46		—	313	32,426
Series 2013-C13, Class A4, 4.039% due 11/15/46		—	5,049	534,060
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.673% due 2/12/44		—	6,117	70,942
Series 2007-IQ14, Class A4, 5.692% due 4/15/49		—	2,998	190,092

		$—	$15,318	$827,520

*	Includes Paydown transactions which are not recognized as a true sales.

(m)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(o)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(p)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 7.9%.
(q)	Represents investment of collateral received from securities lending transactions.
(r)	Rate shown represents yield-to-maturity.
(s)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
MASTR	—	Mortgage Asset Securitization Transactions Incorporated
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	28.7%
Corporate Bonds & Notes	25.2
Mortgage-Backed Securities	21.8
Collateralized Mortgage Obligations	10.4
Asset-Backed Securities	2.4
Sovereign Bonds	2.2
Senior Loans	1.1
Municipal Bonds	0.7
Preferred Stock	0.0	**
Purchased Option	0.0	**
Short-Term Investments	7.5

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Written

Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
52	U.S. Treasury 5-Year Note February Futures, Call	GSC	1/27/17	$120.00	$3,656
50	U.S. Treasury 5-Year Note January Futures, Call	GSC	12/23/16	120.00	391
9	U.S. Treasury 10-Year Note February Futures, Call	GSC	1/27/17	126.00	4,781
9	U.S. Treasury 10-Year Note February Futures, Call	GSC	1/27/17	126.50	3,516
9	U.S. Treasury 10-Year Note February Futures, Call	GSC	1/27/17	127.50	1,828
17	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/16	128.50	531
26	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/16	130.50	406
9	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/16	131.00	—
34	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/16	132.50	—
17	U.S. Treasury 10-Year Note March Futures, Call	GSC	2/24/17	127.50	6,375
13	U.S. Treasury Bond February Futures, Put	GSC	1/27/17	143.00	8,938
17	U.S. Treasury Bond January Futures, Put	GSC	12/23/16	150.00	23,375

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received - $91,836)				$53,797

During the period ended November 30, 2016, options contracts written transactions for Core Fixed Income Fund were as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	178	$57,218
Options written	1,015	409,717
Options closed	(681)	(262,708)
Options expired	(250)	(112,391)

Options contracts written, outstanding at November 30, 2016	262	$91,836

At November 30, 2016, Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-BTP December Futures	37	12/16	$5,306,390	$(159,747)
U.S. Treasury 2-Year Note March Futures	22	3/17	4,769,875	1,203
U.S. Treasury 5-Year Note March Futures	525	3/17	61,867,969	(78,128)

				(236,672)

Contracts to Sell:
90-Day Eurodollar March Futures	241	3/17	59,623,400	4,037
Euro FX Currency December Futures	6	12/16	795,337	50,800
Euro-Bund December Futures	72	12/16	12,289,199	229,722
Japan Government 10-Year Bond December Futures	3	12/16	3,947,734	31,989
U.S. Treasury 2-Year Note March Futures	26	3/17	5,637,125	3,318
U.S. Treasury 10-Year Note March Futures	128	3/17	15,938,000	27,922
U.S. Treasury Long Bond March Futures	19	3/17	2,874,344	15,529
U.S. Treasury Ultra Long Bond March Futures	55	3/17	8,877,344	32,852
U.S. Ultra Long Bond March Futures	19	3/17	2,554,313	6,055

				402,224

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$165,552

At November 30, 2016, Core Fixed Income Fund had deposited cash of $881,643 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2016, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	610,000	BCLY	$764,392	1/20/17	$6,442
British Pound	346,000	CITI	433,573	1/20/17	2,390
Canadian Dollar	4,000	CITI	2,980	1/20/17	(60)
Euro	270,000	CITI	286,915	1/20/17	(12,075)
Indian Rupee	68,640,000	CITI	995,645	1/20/17	(21,093)
Indian Rupee	55,740,000	CITI	808,527	1/20/17	(16,151)
Indonesian Rupiah	24,550,200,000	BOA	1,798,042	1/20/17	(68,467)
Mexican Peso	14,550,000	JPM	702,675	1/20/17	(42,493)
Polish Zloty	2,597,000	CITI	617,452	1/20/17	(47,576)

					(199,083)

Contracts to Sell:
Chinese Onshore Renminbi	26,818,047	BCLY	3,885,303	1/20/17	95,703
Chinese Onshore Renminbi	4,150,000	CITI	601,237	1/20/17	2,567
Chinese Onshore Renminbi	9,660,000	CITI	1,399,507	1/20/17	32,559
Euro	1,716,788	CITI	1,824,340	1/20/17	102,617
Japanese Yen	378,347,102	CITI	3,316,461	1/20/17	354,887
Japanese Yen	63,563,456	CITI	557,175	1/20/17	41,384
Mexican Peso	41,730,000	CITI	2,015,300	1/20/17	120,505
Polish Zloty	2,597,000	CITI	617,452	1/20/17	58,133

					808,355

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$609,272

At November 30, 2016, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	CITI	USD	1,545,000	$(89,873)
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	CITI	USD	910,000	(215,689)

							$(305,562)

At November 30, 2016, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $280,649 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:

BRL	—	Brazilian Real
CNH	—	Chinese Offshore Renminbi
EUR	—	Euro
MXN	—	Mexican Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Incorporation
GSC	—	Goldman Sachs & Company
JPM	—	JPMorgan Chase & Company

See pages 205 - 206 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 92.0%
Aerospace & Defense - 0.3%
$ 610,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$599,325
310,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19	310,775

		Total Aerospace & Defense	910,100

Airlines - 1.2%
625,000	BB-	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	685,938
265,653	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(a)	275,947
946,305	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	978,243
635,000	BB-	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	651,669
21,766	BBB	Continental Airlines Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 5.500% due 10/29/20	22,773
44,338	BBB	Delta Air Lines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 8.021% due 8/10/22	50,489
37,075	A-	Delta Air Lines Class B Pass Through Trust, Series 2009-1, Pass Thru Certificates, 9.750% due 12/17/16	39,763
155,317	BBB-	United Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.375% due 8/15/21	162,500
361,560	BBB	United Airlines Class B Pass Through Trust, Series 2014-1, Pass Thru Certificates, 4.750% due 4/11/22	371,051
244,141	BBB-	United Airlines Class B Pass Through Trust, Series 2014-2, Pass Thru Certificates, 4.625% due 9/3/22	249,634
364,482	BBB-	US Airways Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 6.750% due 6/3/21	392,274

		Total Airlines	3,880,281

Automobiles - 2.3%
410,000	BB	Adient Global Holdings Ltd., Company Guaranteed Notes, 4.875% due 8/15/26(a)	394,625
860,000	Ba3(b)	Allison Transmission Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	868,600
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
440,000	BB-	5.125% due 2/15/19	444,315
400,000	BB-	6.625% due 10/15/22	404,000
405,000	BB-	Deck Chassis Acquisition Inc., Secured Notes, 10.000% due 6/15/23(a)	419,175
950,000	BB	Fiat Chrysler Automobiles NV, Senior Unsecured Notes, 5.250% due 4/15/23	946,438
		General Motors Co., Senior Unsecured Notes:
70,000	BBB-	6.600% due 4/1/36	78,713
560,000	BBB-	5.200% due 4/1/45	533,594
360,000	BBB-	6.750% due 4/1/46	416,908
740,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.125% due 11/15/23	759,425
		IHO Verwaltungs GmbH, Senior Secured Notes:
200,000	BB-	4.125% (4.125% cash or 4.875% PIK) due 9/15/21(a)(c)	202,500
200,000	BB-	4.750% (4.750% cash or 5.500% PIK) due 9/15/26(a)(c)	191,000
805,000	CCC-	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21	807,013
860,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	864,837

		Total Automobiles	7,331,143

Banks - 2.6%
		Bank of America Corp., Junior Subordinated Notes:
260,000	BB+	5.200%(d)(e)	248,789
2,150,000	BB+	6.500%(d)(e)	2,240,192
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	219,925
200,000	B+	Barclays PLC, Junior Subordinated Notes, 8.250%(d)(e)	204,115
450,000	BBB-	BNP Paribas SA, Junior Subordinated Notes, 7.625%(a)(d)(e)	466,313
		CIT Group Inc., Senior Unsecured Notes:
400,000	BB+	5.500% due 2/15/19(a)	423,250
730,000	BB+	5.375% due 5/15/20	773,800
30,000	BB+	5.000% due 8/15/22	31,312
400,000	BB+	5.000% due 8/1/23	413,000

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 2.6% - (continued)
		Credit Agricole SA, Junior Subordinated Notes:
$ 450,000	BB+	8.125%(a)(d)(e)	$467,647
210,000	BB+	8.375%(a)(d)(e)	232,606
1,000,000	BB	Credit Suisse Group AG, Junior Subordinated Notes, 6.250%(a)(d)(e)	943,590
310,000	Baa3(b)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(d)(e)	300,313
170,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(e)	170,791
		Royal Bank of Scotland Group PLC:
700,000	B	Junior Subordinated Notes, 8.625%(d)(e)	690,375
620,000	BB	Subordinated Notes, 6.000% due 12/19/23	628,033

		Total Banks	8,454,051

Beverages - 1.2%
500,000	B-	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	471,875
370,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	345,950
		Constellation Brands Inc., Company Guaranteed Notes:
270,000	BBB-	4.250% due 5/1/23	283,837
370,000	BBB-	4.750% due 11/15/24	396,825
830,000	BBB-	4.750% due 12/1/25	896,400
630,000	B-	Cott Beverages Inc., Company Guaranteed Notes, 5.375% due 7/1/22	634,725
680,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	751,400

		Total Beverages	3,781,012

Biotechnology - 0.1%
320,000	B+	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	305,600

Building Products - 0.8%
950,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22	948,813
240,000	B	Hardwoods Acquisition Inc., Senior Secured Notes, 7.500% due 8/1/21(a)	189,000
		Standard Industries Inc., Senior Unsecured Notes:
130,000	BBB-	5.125% due 2/15/21(a)	135,850
500,000	BBB-	5.375% due 11/15/24(a)	511,250
340,000	BB+	USG Corp., Company Guaranteed Notes, 5.875% due 11/1/21(a)	354,980
450,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	429,750

		Total Building Products	2,569,643

Chemicals - 0.9%
440,000	B+	Axalta Coating Systems LLC, Company Guaranteed Notes, 4.875% due 8/15/24(a)	438,900
185,000	BB	Blue Cube Spinco Inc., Company Guaranteed Notes, 9.750% due 10/15/23	218,300
380,000	B-	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	402,800
90,000	BB	Hercules Inc., Junior Subordinated Notes, 6.500% due 6/30/29	87,750
430,000	B	Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes, 8.375% due 12/1/22(a)	428,925
385,000	B+	Platform Specialty Products Corp., Senior Unsecured Notes, 6.500% due 2/1/22(a)	381,150
70,000	B+	PQ Corp., Senior Secured Notes, 6.750% due 11/15/22(a)	74,200
450,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24(a)	467,437
500,000	BBB	Westlake Chemical Corp., Company Guaranteed Notes, 4.875% due 5/15/23(a)	520,625

		Total Chemicals	3,020,087

Commercial Services & Supplies - 3.3%
		ADT Corp. (The), Senior Secured Notes:
300,000	BB-	6.250% due 10/15/21	324,750
165,000	BB-	3.500% due 7/15/22	156,337
530,000	BB-	4.125% due 6/15/23	507,475
500,000	BB-	4.875% due 7/15/32(a)	420,000
1,300,000	B	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)(f)	1,039,870
		Ashtead Capital Inc., Secured Notes:
460,000	BB	6.500% due 7/15/22(a)	483,575
380,000	BB	5.625% due 10/1/24(a)	397,100
110,000	CCC+	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	102,300

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies - 3.3% - (continued)
$ 360,000	B-	GFL Environmental Inc., Senior Unsecured Notes, 9.875% due 2/1/21(a)	$392,400
924,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	977,130
790,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	815,738
440,000	Ca(b)	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)(f)(g)	235,400
500,000	CCC	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	470,000
60,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	59,700
460,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	495,650
480,000	BB-	ServiceMaster Co. LLC (The), Company Guaranteed Notes, 5.125% due 11/15/24(a)	482,400
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, Company Guaranteed Notes, 7.875% due 6/1/21	102,850
		UR Financing Escrow Corp., Company Guaranteed Notes:
216,000	BB-	7.625% due 4/15/22	229,500
350,000	BB-	5.500% due 7/15/25	353,937
400,000	BB-	5.875% due 9/15/26	410,000
370,000	BB-	5.500% due 5/15/27	370,389
1,665,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	1,604,644

		Total Commercial Services & Supplies	10,431,145

Communications Equipment - 0.1%
		CommScope Inc.:
295,000	B	Company Guaranteed Notes, 5.500% due 6/15/24(a)	303,068
60,000	BB	Senior Secured Notes, 4.375% due 6/15/20(a)	61,500

		Total Communications Equipment	364,568

Construction Materials - 0.6%
380,000	BBB	Eagle Materials Inc., Company Guaranteed Notes, 4.500% due 8/1/26	375,250
598,995	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a)(c)	539,095
150,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	150,375
860,000	BB-	US Concrete Inc., Company Guaranteed Notes, 6.375% due 6/1/24	898,700

		Total Construction Materials	1,963,420

Consumer Finance - 1.3%
		Ally Financial Inc.:
		Company Guaranteed Notes:
209,000	BB+	8.000% due 3/15/20	233,557
224,000	BB+	7.500% due 9/15/20	248,360
335,000	BB+	8.000% due 11/1/31	381,900
1,400,000	BB+	Senior Unsecured Notes, 5.125% due 9/30/24(h)	1,403,500
		Subordinated Notes:
150,000	BB-	8.000% due 12/31/18	163,500
1,340,000	BB-	5.750% due 11/20/25	1,331,625
360,000	BB	FirstCash Inc., Company Guaranteed Notes, 6.750% due 4/1/21	374,400

		Total Consumer Finance	4,136,842

Containers & Packaging - 0.9%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
410,000	CCC+	Company Guaranteed Notes, 7.250% due 5/15/24(a)	429,988
580,000	B+	Senior Secured Notes, 4.625% due 5/15/23(a)	574,562
390,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	407,550
230,000	B-	Coveris Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	227,125
240,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26(a)	229,500
		Pactiv LLC, Senior Unsecured Notes:
190,000	B-	7.950% due 12/15/25	206,150
680,000	B-	8.375% due 4/15/27	749,700

		Total Containers & Packaging	2,824,575

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Consumer Services - 0.3%
		Service Corp. International, Senior Unsecured Notes:
$ 250,000	BB	7.625% due 10/1/18	$278,750
400,000	BB	5.375% due 5/15/24	418,040
130,000	BB	7.500% due 4/1/27	151,450

		Total Diversified Consumer Services	848,240

Diversified Financial Services – 3.2%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BBB-	4.500% due 5/15/21	289,450
410,000	BBB-	4.625% due 7/1/22	425,375
220,000	B+	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	223,300
900,000	BB+	Case New Holland Industrial Inc., Company Guaranteed Notes, 7.875% due 12/1/17	951,849
2,990,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950%(d)(e)	2,941,412
190,000	CCC	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)(f)	89,300
410,000	CCC+	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	393,344
500,000	BB	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.000% due 12/21/65(a)(d)	436,250
		International Lease Finance Corp., Senior Unsecured Notes:
370,000	BBB-	8.250% due 12/15/20	433,825
155,000	BBB-	8.625% due 1/15/22	187,321
740,000	CCC+	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	627,150
530,000	CCC+	Kenan Advantage Group Inc. (The), Senior Unsecured Notes, 7.875% due 7/31/23(a)	511,450
		Navient Corp., Senior Unsecured Notes:
120,000	BB-	8.450% due 6/15/18	129,600
300,000	BB-	8.000% due 3/25/20	330,375
400,000	BB-	5.000% due 10/26/20	405,500
140,000	BB-	5.875% due 3/25/21	144,025
200,000	BB-	6.625% due 7/26/21	209,250
380,000	BB-	5.875% due 10/25/24	353,400
930,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	897,450
90,000	CCC+	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	78,300
390,000	B-	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	321,750

		Total Diversified Financial Services	10,379,676

Diversified Telecommunication Services - 4.4%
		CenturyLink Inc., Senior Unsecured Notes:
465,000	BB	5.625% due 4/1/20	485,925
620,000	BB	6.450% due 6/15/21	642,862
430,000	BB	5.800% due 3/15/22	425,162
150,000	BB	6.750% due 12/1/23	150,563
380,000	BB	7.600% due 9/15/39	323,950
140,000	B	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(a)	146,650
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	34,300
550,000	B-	Cogent Communications Finance Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	552,750
775,000	B-	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 12.500% due 7/1/22(a)	842,813
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
1,245,000	CCC	7.250% due 4/1/19	983,550
350,000	CCC	7.500% due 4/1/21	255,279
680,000	CCC	5.500% due 8/1/23	447,100
700,000	B-	Senior Secured Notes, 8.000% due 2/15/24(a)	708,750
1,270,000	CC	Intelsat Luxembourg SA, Company Guaranteed Notes, 7.750% due 6/1/21	446,088
		Level 3 Financing Inc., Company Guaranteed Notes:
500,000	B+	5.375% due 8/15/22	510,000
30,000	B+	5.625% due 2/1/23	30,525
770,000	B+	5.125% due 5/1/23	770,963
500,000	B+	5.250% due 3/15/26(a)	492,500
800,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	791,000

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services - 4.4% - (continued)
		Virgin Media Finance PLC, Company Guaranteed Notes:
$ 885,000	B	6.375% due 4/15/23(a)	$908,780
470,000	B	6.000% due 10/15/24(a)	474,112
		Virgin Media Secured Finance PLC, Senior Secured Notes:
260,000	BB-	5.500% due 1/15/25(a)	262,275
500,000	BB-	5.500% due 8/15/26(a)	491,250
		Windstream Services LLC, Company Guaranteed Notes:
810,000	B+	7.750% due 10/15/20	828,225
1,275,000	B+	7.750% due 10/1/21(h)	1,275,000
650,000	B+	7.500% due 6/1/22(h)	617,298
50,000	B+	7.500% due 4/1/23(h)	47,000

		Total Diversified Telecommunication Services	13,944,670

Electric Utilities - 1.5%
		Calpine Corp., Senior Unsecured Notes:
610,000	B	5.375% due 1/15/23	591,950
640,000	B	5.750% due 1/15/25	613,600
		Dynegy Inc., Company Guaranteed Notes:
440,000	B+	6.750% due 11/1/19	446,600
1,295,000	B+	7.375% due 11/1/22	1,236,725
2,542	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	2,561
818,407	B-	Miran Mid-Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	690,531
1,640,000	B-	NRG REMA LLC, Pass Thru Certificates, 9.681% due 7/2/26	1,084,450

		Total Electric Utilities	4,666,417

Electronic Equipment, Instruments & Components - 0.5%
500,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 5.000% due 9/1/23	503,750
335,000	B	Cortes NP Acquisition Corp., Senior Unsecured Notes, 9.250% due 10/15/24(a)	339,397
		Hornbeck Offshore Services Inc., Company Guaranteed Notes:
225,000	CCC	1.500% due 9/1/19	134,437
500,000	CCC	5.000% due 3/1/21	271,250
300,000	BB+	Sanmina Corp., Senior Secured Notes, 4.375% due 6/1/19(a)	309,750
		WESCO Distribution Inc., Company Guaranteed Notes:
250,000	BB-	5.375% due 12/15/21	258,125
130,000	BB-	5.375% due 6/15/24(a)	130,325

		Total Electronic Equipment, Instruments & Components	1,947,034

Energy Equipment & Services - 1.3%
430,000	BBB-	Access Midstream Partners LP, Senior Unsecured Notes, 4.875% due 3/15/24	433,942
		CGG SA, Company Guaranteed Notes:
520,000	CCC	6.500% due 6/1/21	218,400
200,000	CCC	6.875% due 1/15/22	84,000
445,000	B-	Pioneer Energy Services Corp., Company Guaranteed Notes, 6.125% due 3/15/22(f)	335,975
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
326,000	BB-	6.375% due 8/1/22	337,410
490,000	BB-	5.250% due 5/1/23	490,000
440,000	BB-	4.250% due 11/15/23	416,900
220,000	BB-	5.125% due 2/1/25(a)	217,664
240,000	BB-	5.375% due 2/1/27(a)	237,600
490,000	BB-	Trinidad Drilling Ltd., Company Guaranteed Notes, 7.875% due 1/15/19(a)	485,100
780,000	B+	Unit Corp., Company Guaranteed Notes, 6.625% due 5/15/21	713,700
220,000	BBB-	Williams Partners LP, Senior Unsecured Notes, 5.100% due 9/15/45	200,422

		Total Energy Equipment & Services	4,171,113

Food Products - 1.8%
440,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	445,500
		JBS USA LLC/JBS USA Finance Inc., Company Guaranteed Notes:
160,000	BB	7.250% due 6/1/21(a)	165,600
990,000	BB	5.875% due 7/15/24(a)	990,000

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Food Products - 1.8% - (continued)
		Kraft Heinz Foods Co.:
$ 170,000	BBB-	Company Guaranteed Notes, 7.125% due 8/1/39(a)	$220,163
132,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	143,658
		Lamb Weston Holdings Inc., Company Guaranteed Notes:
650,000	BB	4.625% due 11/1/24(a)	648,781
370,000	BB	4.875% due 11/1/26(a)	369,075
430,000	BB	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(a)	431,075
560,000	B	Post Holdings Inc., Company Guaranteed Notes, 5.000% due 8/15/26(a)	531,300
1,885,000	B	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	1,913,275

		Total Food Products	5,858,427

Health Care Equipment & Supplies - 1.0%
		DJO Finance LLC/DJO Finance Corp., Secured Notes:
60,000	CCC	10.750% due 4/15/20	49,650
720,000	CCC+	8.125% due 6/15/21(a)	631,800
260,000	CCC+	Greatbatch Ltd., Company Guaranteed Notes, 9.125% due 11/1/23(a)	254,800
290,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 8/15/19	266,800
		Kinetic Concepts Inc./KCI USA Inc.:
335,000	B-	Secured Notes, 9.625% due 10/1/21(a)	315,319
360,000	BB-	Senior Secured Notes, 7.875% due 2/15/21(a)	380,700
		Mallinckrodt International Finance SA, Company Guaranteed Notes:
80,000	B	3.500% due 4/15/18	80,000
350,000	B	4.750% due 4/15/23	297,500
930,000	B-	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	890,010

		Total Health Care Equipment & Supplies	3,166,579

Health Care Providers & Services - 4.5%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
695,000	B	5.125% due 7/1/22	675,888
106,000	B	5.625% due 2/15/23	104,940
680,000	B-	Amsurg Corp., Company Guaranteed Notes, 5.625% due 7/15/22	697,000
		Centene Corp., Senior Unsecured Notes:
120,000	BB	5.625% due 2/15/21	123,900
90,000	BB	4.750% due 5/15/22	89,100
1,520,000	BB	6.125% due 2/15/24	1,548,272
200,000	BB	4.750% due 1/15/25	192,000
		DaVita Inc., Company Guaranteed Notes:
120,000	B+	5.750% due 8/15/22	124,950
30,000	B+	5.125% due 7/15/24	29,681
740,000	B+	5.000% due 5/1/25	723,350
940,000	NR	Escrow Magellan Health, (Restricted), 9.750% due 5/15/20(f)(i)	—
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
270,000	BB+	5.875% due 1/31/22(a)	299,700
300,000	BB+	4.750% due 10/15/24(a)	301,500
		HCA Inc.:
		Company Guaranteed Notes:
605,000	B+	7.500% due 2/15/22	674,575
915,000	B+	5.375% due 2/1/25	896,700
60,000	B+	7.690% due 6/15/25	66,150
350,000	B+	5.875% due 2/15/26	349,563
		Senior Secured Notes:
450,000	BBB-	5.000% due 3/15/24	452,250
810,000	BBB-	5.250% due 4/15/25	818,100
50,000	BBB-	5.250% due 6/15/26	50,179
		HealthSouth Corp., Company Guaranteed Notes:
290,000	B+	5.125% due 3/15/23	287,100
750,000	B+	5.750% due 9/15/25	751,875
760,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	668,800
1,315,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	1,385,681

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Providers & Services - 4.5% - (continued)
$ 970,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	$935,439
		Tenet Healthcare Corp.:
290,000	B	Secured Notes, 7.500% due 1/1/22(a)	298,881
		Senior Unsecured Notes:
1,815,000	CCC+	8.125% due 4/1/22	1,669,800
60,000	CCC+	6.750% due 6/15/23	51,450

		Total Health Care Providers & Services	14,266,824

Hotels, Restaurants & Leisure - 5.5%
		1011778 BC ULC/New Red Finance Inc.:
350,000	B-	Secured Notes, 6.000% due 4/1/22(a)	365,750
446,000	B+	Senior Secured Notes, 4.625% due 1/15/22(a)	454,363
162,522	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a)(c)(f)(i)	162,522
630,000	B	Boyd Gaming Corp., Company Guaranteed Notes, 6.375% due 4/1/26(a)	659,925
290,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	290,725
560,000	BBB-	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(a)	569,800
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
570,000	CCC-	Secured Notes, 11.000% due 10/1/21	622,725
860,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20	903,000
700,000	B	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	761,250
120,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	120,900
425,000	CCC+	Chester Downs & Marina LLC/Chester Downs Finance Corp., Senior Secured Notes, 9.250% due 2/1/20(a)	411,187
550,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21(a)	572,000
305,000	B-	Eldorado Resorts Inc., Company Guaranteed Notes, 7.000% due 8/1/23	324,063
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
730,000	BB+	4.875% due 11/1/20	770,150
630,000	BB+	5.375% due 4/15/26	645,750
170,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Secured Notes, 8.875% due 3/15/19(a)	178,713
300,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	309,764
770,000	B+	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes, 6.750% due 11/15/21(a)	773,850
1,220,000	CCC+	Landry’s Inc., Senior Unsecured Notes, 6.750% due 10/15/24(a)	1,223,050
190,000	B-	LG FinanceCo Corp., Senior Unsecured Notes, 5.875% due 11/1/24(a)	190,000
		MGM Resorts International, Company Guaranteed Notes:
350,000	BB-	6.625% due 12/15/21	383,250
710,000	BB-	7.750% due 3/15/22	812,950
350,000	BB-	6.000% due 3/15/23	377,125
920,000	BB-	4.625% due 9/1/26	880,900
460,000	CCC+	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 7.875% due 10/15/24(a)	462,300
		NCL Corp., Ltd., Senior Unsecured Notes:
750,000	BB	5.250% due 11/15/19(a)	765,000
140,000	BB	4.625% due 11/15/20(a)	142,450
540,000	CCC	PF Chang’s China Bistro Inc., Company Guaranteed Notes, 10.250% due 6/30/20(a)(f)	517,050
500,000	CCC+	Scientific Games Corp., Company Guaranteed Notes, 8.125% due 9/15/18	503,750
		Scientific Games International Inc.:
540,000	CCC+	Company Guaranteed Notes, 6.250% due 9/1/20(f)	442,800
470,000	B+	Senior Secured Notes, 7.000% due 1/1/22(a)	498,200
570,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	570,000
		Viking Cruises Ltd., Senior Unsecured Notes:
465,000	B	8.500% due 10/15/22(a)	475,462
430,000	B	6.250% due 5/15/25(a)	390,225

		Total Hotels, Restaurants & Leisure	17,530,949

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Household Durables - 1.5%
$ 315,000	B-	Beazer Homes USA Inc., Company Guaranteed Notes, 8.750% due 3/15/22(a)	$335,475
		CalAtlantic Group Inc., Company Guaranteed Notes:
350,000	BB	6.250% due 12/15/21	376,250
155,000	BB	5.250% due 6/1/26	150,738
530,000	BB	Lennar Corp., Company Guaranteed Notes, 4.875% due 12/15/23	524,700
		PulteGroup Inc., Company Guaranteed Notes:
30,000	BB+	4.250% due 3/1/21	30,675
350,000	BB+	5.500% due 3/1/26	348,250
		Shea Homes LP/Shea Homes Funding Corp., Company Guaranteed Notes:
170,000	B+	5.875% due 4/1/23(a)	166,175
430,000	B+	6.125% due 4/1/25(a)	419,250
935,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	960,712
		William Lyon Homes Inc., Company Guaranteed Notes:
500,000	B-	5.750% due 4/15/19	507,500
925,000	B-	8.500% due 11/15/20	966,625
60,000	B-	7.000% due 8/15/22	62,550

		Total Household Durables	4,848,900

Household Products - 1.8%
650,000	B+	Brookfield Residential Properties Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	650,000
540,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	565,650
1,140,000	B	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% (0.000% cash or 9.750% PIK) due 2/15/19(a)(c)	1,161,375
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
680,000	B-	Company Guaranteed Notes, 7.000% due 7/15/24(a)	719,100
		Senior Secured Notes:
1,250,000	B+	5.750% due 10/15/20	1,287,500
130,000	B+	5.125% due 7/15/23(a)	131,462
1,253,000	BB-	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	1,306,253

		Total Household Products	5,821,340

Independent Power and Renewable Electricity Producers - 1.1%
		AES Corp., Senior Unsecured Notes:
650,000	BB	4.875% due 5/15/23	633,750
40,000	BB	5.500% due 3/15/24	39,600
110,000	BB	5.500% due 4/15/25	107,525
		NRG Energy Inc., Company Guaranteed Notes:
138,000	BB-	7.875% due 5/15/21	143,865
545,000	BB-	6.250% due 7/15/22	549,088
510,000	BB-	6.625% due 3/15/23	510,000
320,000	BB-	7.250% due 5/15/26(a)	314,400
780,000	BB-	6.625% due 1/15/27(a)	725,400
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	490,562

		Total Independent Power and Renewable Electricity Producers	3,514,190

Industrial Conglomerates - 0.3%
		American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes:
370,000	B+	5.625% due 4/15/21(a)	383,875
560,000	B+	5.750% due 12/15/23(a)	575,400

		Total Industrial Conglomerates	959,275

Insurance - 1.1%
580,000	BBB-	American Equity Investment Life Holding Co., Senior Unsecured Notes, 6.625% due 7/15/21	607,550
		CNO Financial Group Inc., Senior Unsecured Notes:
90,000	BB+	4.500% due 5/30/20	92,812
970,000	BB+	5.250% due 5/30/25	973,638
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	497,500
		Genworth Holdings Inc., Company Guaranteed Notes:
250,000	B	7.700% due 6/15/20	241,250
500,000	B	4.900% due 8/15/23	415,000

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Insurance - 1.1% - (continued)
$ 585,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	$598,894

		Total Insurance	3,426,644

Internet Software & Services - 1.1%
920,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	934,950
555,000	B+	EarthLink Holdings Corp., Senior Secured Notes, 7.375% due 6/1/20	587,953
750,000	BB+	Equinix Inc., Senior Unsecured Notes, 5.875% due 1/15/26	780,008
240,000	BB-	Match Group Inc., Senior Unsecured Notes, 6.375% due 6/1/24	254,400
		Netflix Inc., Senior Unsecured Notes:
500,000	B+	5.750% due 3/1/24	530,000
300,000	B+	5.875% due 2/15/25	321,783

		Total Internet Software & Services	3,409,094

Leisure Products - 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	246,000

Machinery - 0.1%
350,000	Ba1(b)	Harsco Corp., Senior Unsecured Notes, 5.750% due 5/15/18	370,781

Media - 8.2%
		Altice Financing SA, Senior Secured Notes:
540,000	BB-	6.625% due 2/15/23(a)	549,450
370,000	BB-	7.500% due 5/15/26(a)	376,013
705,000	B	Altice Luxembourg SA, Company Guaranteed Notes, 7.625% due 2/15/25(a)	725,269
685,000	CCC+	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	640,475
160,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	171,000
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
320,000	BB+	5.125% due 2/15/23	329,600
780,000	BB+	5.875% due 4/1/24(a)	827,775
690,000	BB+	5.750% due 2/15/26(a)	710,700
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
720,000	BBB	4.908% due 7/23/25(a)	752,863
220,000	BBB	6.484% due 10/23/45(a)	248,028
1,065,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	1,054,350
		CSC Holdings LLC:
1,210,000	BB-	Company Guaranteed Notes, 6.625% due 10/15/25(a)	1,309,825
		Senior Unsecured Notes:
440,000	B-	6.750% due 11/15/21	463,650
425,000	B-	10.125% due 1/15/23(a)	490,875
235,000	B-	5.250% due 6/1/24	220,876
200,000	B-	10.875% due 10/15/25(a)	233,500
		DISH DBS Corp., Company Guaranteed Notes:
1,200,000	B+	6.750% due 6/1/21	1,293,000
620,000	B+	5.875% due 7/15/22	643,250
240,000	B+	5.875% due 11/15/24	244,200
690,000	B+	7.750% due 7/1/26	763,312
380,000	B-	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26(a)	426,550
500,000	CCC	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	420,000
		Gray Television Inc., Company Guaranteed Notes:
120,000	B+	5.125% due 10/15/24(a)	112,500
365,000	B+	5.875% due 7/15/26(a)	349,374
		iHeartCommunications Inc.:
275,831	CC	Company Guaranteed Notes, 14.000% (12.000% cash or 2.000% PIK) due 2/1/21(c)	111,022
1,240,000	CCC	Senior Secured Notes, 9.000% due 12/15/19	981,150
965,000	CC	Senior Unsecured Notes, 10.000% due 1/15/18	706,862
175,000	BB-	Lamar Media Corp., Company Guaranteed Notes, 5.750% due 2/1/26	185,404
503,201	CC	LBI Media Inc., Secured Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(c)(f)	393,752
705,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	743,775

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Media - 8.2% - (continued)
$ 570,000	B+	Media General Financing, Company Guaranteed Notes, 5.875% due 11/15/22	$581,400
485,000	B+	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	500,763
130,000	BB-	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	135,363
		Radio One Inc.:
1,480,000	CCC	Company Guaranteed Notes, 9.250% due 2/15/20(a)(f)	1,332,000
710,000	B	Senior Secured Notes, 7.375% due 4/15/22(a)	702,900
		SFR Group SA, Senior Secured Notes:
550,000	B+	6.000% due 5/15/22(a)	556,187
1,705,000	B+	6.250% due 5/15/24(a)	1,692,213
1,040,000	B+	7.375% due 5/1/26(a)	1,041,300
290,000	B+	Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)	287,100
340,000	BB-	Time Inc., Company Guaranteed Notes, 5.750% due 4/15/22(a)	345,100
300,000	BBB	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	358,773
900,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	856,125
340,000	BBB-	Viacom Inc., Senior Unsecured Notes, 4.375% due 3/15/43	299,595
1,100,000	BB-	Ziggo Secured Finance BV, Senior Secured Notes, 5.500% due 1/15/27(a)	1,058,750

		Total Media	26,225,969

Metals & Mining - 3.6%
		Alcoa Nederland Holding BV, Company Guaranteed Notes:
440,000	BB-	6.750% due 9/30/24(a)	473,000
290,000	BB-	7.000% due 9/30/26(a)	308,125
		Anglo American Capital PLC, Company Guaranteed Notes:
680,000	BB	3.625% due 5/14/20(a)	683,400
360,000	BB	4.875% due 5/14/25(a)	367,200
500,000	BB	ArcelorMittal, Senior Unsecured Notes, 7.250% due 2/25/22(h)	565,000
		Arconic Inc., Senior Unsecured Notes:
20,000	BBB-	5.125% due 10/1/24	20,500
590,000	BBB-	5.950% due 2/1/37	566,990
345,000	BB-	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	359,663
770,000	BB+	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(a)	892,122
		Freeport-McMoRan Inc., Company Guaranteed Notes:
855,000	BB-	3.100% due 3/15/20	844,312
260,000	BB-	3.550% due 3/1/22	247,390
130,000	BB-	3.875% due 3/15/23	122,850
525,000	BB-	5.450% due 3/15/43	451,500
181,051	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(f)(g)	7,242
		Mirabela Nickel Ltd.:
300,991	NR	Secured Notes, 9.500% (0.000% cash or 9.500% PIK) due 6/24/19(a)(c)(f)(g)	61,703
1,162	NR	Subordinated Notes, 1.000% due 9/10/44(a)(f)(i)	—
340,000	B	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	340,425
313,000	BB+	Steel Dynamics Inc., Senior Unsecured Notes, 5.000% due 12/15/26(a)	315,348
		Teck Resources Ltd., Company Guaranteed Notes:
390,000	BB	3.000% due 3/1/19	389,025
345,000	BB	4.500% due 1/15/21	353,194
830,000	BB	8.000% due 6/1/21(a)	913,747
555,000	BB	3.750% due 2/1/23	529,331
525,000	BB	6.250% due 7/15/41	528,964
750,000	BB	5.200% due 3/1/42	682,500
		United States Steel Corp., Senior Unsecured Notes:
490,000	B	7.375% due 4/1/20	519,586
335,000	B	7.500% due 3/15/22	343,375
620,000	B	Zekelman Industries Inc., Senior Secured Notes, 9.875% due 6/15/23(a)	666,500

		Total Metals & Mining	11,552,992

Multiline Retail - 0.2%
605,000	B-	JC Penney Corp., Inc., Company Guaranteed Notes, 8.125% due 10/1/19	657,181

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 15.6%
$ 750,000	CCC+	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Company Guaranteed Notes, 9.625% due 10/15/18	$746,250
635,000	BB	Antero Resources Corp., Company Guaranteed Notes, 5.125% due 12/1/22	647,700
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
310,000	NR	6.750% due 11/1/20(f)(g)	175,150
790,000	NR	6.375% due 9/15/22(f)(g)	442,400
975,000	CCC	Bill Barrett Corp., Company Guaranteed Notes, 7.000% due 10/15/22	855,562
1,020,000	B-	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	999,600
570,000	B+	Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes, 11.500% due 1/15/21(a)	651,225
		Carrizo Oil & Gas Inc., Company Guaranteed Notes:
920,000	B+	7.500% due 9/15/20	954,500
430,000	B+	6.250% due 4/15/23(h)	440,750
		Chesapeake Energy Corp., Company Guaranteed Notes:
20,000	D	4.130% due 4/15/19(d)	19,000
680,000	D	6.625% due 8/15/20	661,300
120,000	D	6.875% due 11/15/20	112,800
130,000	D	6.125% due 2/15/21	119,925
10,000	D	5.375% due 6/15/21	8,700
120,000	D	4.875% due 4/15/22(h)	102,900
700,000	D	5.750% due 3/15/23(h)	605,500
470,000	CCC-	5.500% due 9/15/26(a)	499,375
1,080,000	CCC+	Comstock Resources Inc., Senior Secured Notes, 10.000% (10.000% cash or 12.250% PIK) due 3/15/20(c)	1,069,200
		Concho Resources Inc., Company Guaranteed Notes:
100,000	BB+	6.500% due 1/15/22	104,000
340,000	BB+	5.500% due 4/1/23	351,271
		Continental Resources Inc., Company Guaranteed Notes:
320,000	BB+	5.000% due 9/15/22	320,400
60,000	BB+	4.500% due 4/15/23	58,650
430,000	BB+	4.900% due 6/1/44	367,650
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
20,000	BB-	6.000% due 12/15/20	20,450
880,000	BB-	6.125% due 3/1/22	893,200
330,000	BB-	6.250% due 4/1/23	336,600
350,000	B+	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 7.750% due 2/15/23(a)	374,500
		DCP Midstream LLC:
1,175,000	B+	Junior Subordinated Notes, 5.850% due 5/21/43(a)(d)	1,004,625
		Senior Unsecured Notes:
345,000	BB	9.750% due 3/15/19(a)	386,400
115,000	BB	5.350% due 3/15/20(a)	120,391
200,000	BB	4.750% due 9/30/21(a)	204,000
470,000	BB	6.750% due 9/15/37(a)	473,525
		DCP Midstream Operating LP, Company Guaranteed Notes:
290,000	BB	4.950% due 4/1/22	296,525
345,000	BB	3.875% due 3/15/23(f)	332,752
120,000	BB-	Diamondback Energy Inc., Company Guaranteed Notes, 4.750% due 11/1/24(a)	120,300
		Ecopetrol SA, Senior Unsecured Notes:
54,000	BBB	5.875% due 9/18/23	55,944
10,000	BBB	4.125% due 1/16/25	9,135
330,000	B-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 7.000% due 8/15/21(a)	339,900
		Ensco PLC, Senior Unsecured Notes:
60,000	BBB-	4.700% due 3/15/21(h)	53,850
895,000	BBB-	5.750% due 10/1/44	590,700

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 15.6% - (continued)
		EP Energy LLC/Everest Acquisition Finance Inc.:
		Company Guaranteed Notes:
$ 380,000	CCC+	9.375% due 5/1/20	$320,264
360,000	CCC+	7.750% due 9/1/22	253,800
310,000	CCC+	6.375% due 6/15/23	218,550
190,000	BB-	Senior Secured Notes, 8.000% due 11/29/24(a)	195,938
130,000	CCC+	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	83,687
350,000	B	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Company Guaranteed Notes, 7.875% due 7/15/21(a)	370,125
		Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes:
390,000	BB-	6.125% due 6/15/19	402,675
110,000	BB-	6.750% due 2/1/22	114,606
1,420,000	BB-	6.875% due 2/15/23	1,526,500
1,155,000	CC	Gastar Exploration Inc., Secured Notes, 8.625% due 5/15/18	1,053,938
340,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	341,700
		Gulfport Energy Corp., Company Guaranteed Notes:
425,000	B+	6.625% due 5/1/23	446,250
430,000	B+	6.000% due 10/15/24(a)	438,063
525,000	B-	Halcon Resources Corp., Secured Notes, 8.625% due 2/1/20(a)	541,013
150,000	BB	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 6.000% due 8/1/24(a)	156,750
755,000	Caa2(b)	Jones Energy Holdings LLC/Jones Energy Finance Corp., Company Guaranteed Notes, 6.750% due 4/1/22	687,050
10,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.800% due 8/1/31	11,884
190,000	B	Laredo Petroleum Inc., Company Guaranteed Notes, 7.375% due 5/1/22	198,550
		MEG Energy Corp., Company Guaranteed Notes:
50,000	BB-	6.500% due 3/15/21(a)	45,250
290,000	BB-	6.375% due 1/30/23(a)	257,375
170,000	BB-	7.000% due 3/31/24(a)	149,175
		MPLX LP, Company Guaranteed Notes:
280,000	BBB-	5.500% due 2/15/23	290,434
780,000	BBB-	4.500% due 7/15/23	782,026
430,000	CCC	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	307,450
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
585,000	BB-	5.125% due 7/15/19	573,300
570,000	BB-	6.875% due 10/15/21	571,425
430,000	BB-	7.500% due 11/1/23(a)	431,075
1,065,000	BB-	NGPL PipeCo LLC, Senior Secured Notes, 7.768% due 12/15/37(a)	1,118,250
		Noble Holding International Ltd., Company Guaranteed Notes:
150,000	BB+	4.625% due 3/1/21	119,625
345,000	BB+	3.950% due 3/15/22	258,750
		Oasis Petroleum Inc., Company Guaranteed Notes:
360,000	B+	6.875% due 3/15/22	372,600
600,000	B+	6.875% due 1/15/23(h)	618,000
200,000	CCC	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)(f)	87,000
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
100,000	B-	7.500% due 2/15/22(a)	106,375
240,000	B-	6.250% due 6/1/24(a)	249,600
600,000	BBB-	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 7.000% due 11/15/23(a)	576,000
915,000	C(j)	Peabody Energy Corp., Secured Notes, 10.000% due 3/15/22(a)(g)	791,475
200,000	B+	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	176,800
390,000	BBB-	Pride International Inc., Company Guaranteed Notes, 7.875% due 8/15/40	334,749
		QEP Resources Inc., Senior Unsecured Notes:
120,000	BB+	6.875% due 3/1/21	124,200
490,000	BB+	5.250% due 5/1/23	477,750

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 15.6% - (continued)
		Range Resources Corp., Company Guaranteed Notes:
$ 20,000	BB+	5.000% due 3/15/23(a)	$19,250
240,000	BB+	4.875% due 5/15/25	228,000
70,000	BBB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	72,214
660,000	Caa3(b)	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	664,950
		Rice Energy Inc., Company Guaranteed Notes:
250,000	BB-	6.250% due 5/1/22	256,875
150,000	BB-	7.250% due 5/1/23	158,250
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
865,000	BB+	5.625% due 4/15/20(a)	901,762
300,000	BB+	7.500% due 7/15/38(a)	306,000
1,575,000	BB+	6.875% due 4/15/40(a)(f)	1,606,500
590,000	B+	Rose Rock Midstream LP/Rose Rock Finance Corp., Company Guaranteed Notes, 5.625% due 11/15/23	563,450
480,000	B+	RSP Permian Inc., Company Guaranteed Notes, 6.625% due 10/1/22	506,400
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
630,000	BBB-	5.625% due 2/1/21	670,950
725,000	BBB-	6.250% due 3/15/22	784,813
370,000	BBB-	5.625% due 4/15/23	388,500
1,050,000	BBB-	5.750% due 5/15/24	1,113,000
670,000	BBB-	5.000% due 3/15/27(a)	663,300
		Sanchez Energy Corp., Company Guaranteed Notes:
680,000	B-	7.750% due 6/15/21(f)(h)	649,400
1,180,000	B-	6.125% due 1/15/23	1,038,400
385,000	BB	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	378,262
190,000	CCC	Shelf Drilling Holdings Ltd., Secured Notes, 8.625% due 11/1/18(a)(f)	155,325
360,000	B+	SM Energy Co., Senior Unsecured Notes, 5.625% due 6/1/25	347,400
400,000	BBB+	Southern Natural Gas Co. LLC, Company Guaranteed Notes, 8.000% due 3/1/32	494,462
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes:
10,000	B	7.500% due 7/1/21	10,525
80,000	B	5.500% due 8/15/22	78,600
645,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 8/1/20	649,031
470,000	B	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	481,750
		Tesoro Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
100,000	BB+	5.500% due 10/15/19	106,625
50,000	BB+	6.125% due 10/15/21	52,344
140,000	BB+	6.375% due 5/1/24	151,550
410,000	BB+	5.250% due 1/15/25	416,150
		Transocean Inc., Company Guaranteed Notes:
330,000	BB-	8.125% due 12/15/21	328,350
330,000	BB-	9.000% due 7/15/23(a)	335,775
510,000	BB-	6.800% due 3/15/38	363,375
		Whiting Petroleum Corp., Company Guaranteed Notes:
160,000	B-	6.500% due 10/1/18	161,100
90,000	B+	5.750% due 3/15/21(h)	89,100
300,000	B+	6.250% due 4/1/23(h)	294,375
		Williams Cos., Inc. (The), Senior Unsecured Notes:
130,000	BB	3.700% due 1/15/23	123,175
170,000	BB	4.550% due 6/24/24	166,600
450,000	BB	7.500% due 1/15/31	498,375
770,000	BB	5.750% due 6/24/44	731,500
		WPX Energy Inc., Senior Unsecured Notes:
510,000	B	6.000% due 1/15/22	525,142
350,000	B	8.250% due 8/1/23	387,625

		Total Oil, Gas & Consumable Fuels	50,025,162

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals - 1.7%
$ 690,000	CC	BioScrip Inc., Company Guaranteed Notes, 8.875% due 2/15/21	$533,025
420,000	CCC+	DPx Holdings BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	442,575
		Endo Ltd./Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
200,000	B	6.000% due 7/15/23(a)	179,000
700,000	B	6.500% due 2/1/25(a)	601,125
320,000	B+	Grifols Worldwide Operations Ltd., Company Guaranteed Notes, 5.250% due 4/1/22(a)	331,200
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
695,000	B-	5.375% due 3/15/20(a)	587,275
170,000	B-	7.000% due 10/1/20(a)	147,900
945,000	B-	6.375% due 10/15/20(a)	807,975
700,000	B-	7.500% due 7/15/21(a)	594,125
740,000	B-	5.625% due 12/1/21(a)	573,500
950,000	B-	5.500% due 3/1/23(a)	703,000
80,000	B-	5.875% due 5/15/23(a)	60,000

		Total Pharmaceuticals	5,560,700

Real Estate Investment Trusts (REITs) - 2.3%
715,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	689,975
200,000	BBB-	Care Capital Properties LP, Company Guaranteed Notes, 5.125% due 8/15/26(a)	192,754
		Communications Sales & Leasing Inc./CSL Capital LLC:
130,000	B-	Company Guaranteed Notes, 8.250% due 10/15/23	137,150
190,000	BB-	Senior Secured Notes, 6.000% due 4/15/23(a)	197,600
		CoreCivic Inc., Company Guaranteed Notes:
1,200,000	BB	5.000% due 10/15/22	1,191,000
330,000	BB	4.625% due 5/1/23	322,575
610,000	BB-	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	631,350
480,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	465,600
875,000	B+	FelCor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	894,688
510,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	484,500
860,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 6.000% due 10/1/20(a)	907,300
		MGP Escrow Issuer LLC, Company Guaranteed Notes:
500,000	BB-	5.625% due 5/1/24(a)	525,000
390,000	BB-	4.500% due 9/1/26(a)	375,375
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
140,000	BBB-	6.375% due 3/1/24	144,200
220,000	BBB-	5.250% due 8/1/26	206,800

		Total Real Estate Investment Trusts (REITs)	7,365,867

Real Estate Management & Development - 0.7%
850,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	924,375
700,000	BB+	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22	677,250
785,000	B+	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	806,588

		Total Real Estate Management & Development	2,408,213

Semiconductors & Semiconductor Equipment - 0.6%
		Micron Technology Inc., Senior Unsecured Notes:
255,000	BB	5.875% due 2/15/22	264,881
665,000	BB	5.250% due 8/1/23(a)	660,013
400,000	BB	5.625% due 1/15/26(a)	392,000
475,000	BB+	Qorvo Inc., Company Guaranteed Notes, 6.750% due 12/1/23	514,482

		Total Semiconductors & Semiconductor Equipment	1,831,376

Software - 1.3%
450,000	B	Donnelley Financial Solutions Inc., Senior Unsecured Notes, 8.250% due 10/15/24(a)	459,000
		First Data Corp.:
1,770,000	B	Company Guaranteed Notes, 7.000% due 12/1/23(a)	1,857,403
480,000	B	Secured Notes, 5.750% due 1/15/24(a)	487,800
525,000	BB	Senior Secured Notes, 5.000% due 1/15/24(a)	531,562

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Software - 1.3% - (continued)
$ 270,000	CCC+	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	$268,988
505,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	516,678

		Total Software	4,121,431

Specialty Retail - 1.6%
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	374,400
410,000	BB	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	439,725
		GameStop Corp., Company Guaranteed Notes:
270,000	BB+	5.500% due 10/1/19(a)	273,712
250,000	BB+	6.750% due 3/15/21(a)	250,938
		Guitar Center Inc.:
650,000	CCC	Company Guaranteed Notes, 9.625% due 4/15/20(a)	477,750
140,000	B-	Senior Secured Notes, 6.500% due 4/15/19(a)	124,250
		L Brands Inc.:
		Company Guaranteed Notes:
200,000	BB+	7.000% due 5/1/20	225,500
420,000	BB+	6.625% due 4/1/21	467,250
360,000	BB+	6.875% due 11/1/35	361,800
220,000	BB-	Senior Unsecured Notes, 6.950% due 3/1/33	217,800
345,000	CCC+	Men’s Wearhouse Inc. (The), Company Guaranteed Notes, 7.000% due 7/1/22	315,675
		Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes:
520,000	CCC	8.000% due 10/15/21(a)	410,800
310,000	CCC	8.750% (8.750% cash or 9.500% PIK) due 10/15/21(a)(c)	235,600
685,000	B-	PetSmart Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	702,981
330,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	344,025

		Total Specialty Retail	5,222,206

Technology Hardware, Storage & Peripherals - 2.5%
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
		Company Guaranteed Notes:
440,000	BB	5.875% due 6/15/21(a)	463,594
250,000	BB	7.125% due 6/15/24(a)	273,331
		Senior Secured Notes:
200,000	BBB-	6.020% due 6/15/26(a)	210,778
2,090,000	BBB-	8.100% due 7/15/36(a)	2,386,665
230,000	BBB-	8.350% due 7/15/46(a)	270,509
		Seagate HDD Cayman, Company Guaranteed Notes:
505,000	BBB-	4.875% due 6/1/27	443,603
790,000	BBB-	5.750% due 12/1/34	668,849
2,720,000	BB+	Western Digital Corp., Company Guaranteed Notes, 10.500% due 4/1/24(a)	3,155,200

		Total Technology Hardware, Storage & Peripherals	7,872,529

Textiles, Apparel & Luxury Goods - 0.5%
		Hanesbrands Inc., Company Guaranteed Notes:
140,000	BB	4.625% due 5/15/24(a)	140,350
130,000	BB	4.875% due 5/15/26(a)	130,299
500,000	BBu	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	501,250
710,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	741,595

		Total Textiles, Apparel & Luxury Goods	1,513,494

Tobacco - 0.3%
		Alliance One International Inc.:
200,000	CCC+	Company Guaranteed Notes, 8.500% due 4/15/21(a)	202,000
785,000	CCC-	Secured Notes, 9.875% due 7/15/21	656,456

		Total Tobacco	858,456

Transportation Infrastructure - 2.0%
505,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 7.625% due 4/15/20	569,387
380,000	B-	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	302,100
670,000	B	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	616,400
560,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	579,600

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Transportation Infrastructure - 2.0% - (continued)
		Fly Leasing Ltd., Senior Unsecured Notes:
$ 335,000	BB	6.750% due 12/15/20	$349,656
540,000	BB	6.375% due 10/15/21	553,389
888,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	879,120
740,000	B+	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	612,350
349,887	CCC-	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a)(c)	220,429
330,000	Caa3(b)	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21(f)(g)	67,650
710,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	731,300
		XPO Logistics Inc., Company Guaranteed Notes:
350,000	B	6.500% due 6/15/22(a)	363,563
500,000	B	6.125% due 9/1/23(a)	512,500

		Total Transportation Infrastructure	6,357,444

Wireless Telecommunication Services - 4.2%
		Frontier Communications Corp., Senior Unsecured Notes:
685,000	BB-	8.875% due 9/15/20	717,537
300,000	BB-	9.250% due 7/1/21	308,625
340,000	BB-	10.500% due 9/15/22	352,325
730,000	BB-	7.625% due 4/15/24	633,275
525,000	BB-	6.875% due 1/15/25	427,219
915,000	BB-	11.000% due 9/15/25	920,719
560,000	D	Oi Brasil Holdings Cooperatief UA, Company Guaranteed Notes, 5.750% due 2/10/22(a)(g)	161,000
		Sprint Capital Corp., Company Guaranteed Notes:
360,000	B	6.875% due 11/15/28	347,184
2,125,000	B	8.750% due 3/15/32	2,236,562
		Sprint Communications Inc.:
		Company Guaranteed Notes:
1,770,000	BB-	9.000% due 11/15/18(a)	1,949,213
235,000	BB-	7.000% due 3/1/20(a)	253,358
		Senior Unsecured Notes:
525,000	B	7.000% due 8/15/20	546,000
540,000	B	11.500% due 11/15/21	648,000
		Sprint Corp., Company Guaranteed Notes:
1,880,000	B	7.250% due 9/15/21	1,931,700
770,000	B	7.875% due 9/15/23	796,950
		T-Mobile USA Inc., Company Guaranteed Notes:
300,000	BB	6.000% due 3/1/23	315,000
750,000	BB	6.500% due 1/15/26	811,875

		Total Wireless Telecommunication Services	13,356,542

		TOTAL CORPORATE BONDS & NOTES (Cost - $290,869,090)	294,278,182

SENIOR LOANS - 0.6%
410,000	NR	Ancestry.com Operations Inc., (Restricted), due 10/19/24(k)	415,808
340,000	NR	AP NMT Acquisition BV, (Restricted), 10.000% due 8/13/22	274,975
316,104	NR	Hercules Offshore Inc., (Restricted), 10.500% due 5/6/20(f)(g)	214,951
218,966	NR	Lantheus Medical Imaging, (Restricted), 7.000% due 6/30/22	217,323
174,908	NR	Murray Energy Corp., (Restricted), 8.250% due 4/16/20	159,495
315,200	NR	Panda Temple Power LLC, (Restricted), 7.250% due 3/6/22(f)	280,528
129,348	NR	Panda Temple Power II LLC, (Restricted), 7.250% due 4/3/19(f)	120,294
345,333	NR	Radnet Management Inc., (Restricted), 8.000% due 3/25/21	342,743

		TOTAL SENIOR LOANS (Cost - $2,059,272)	2,026,117

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	157,825

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1% (continued)
$ 200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.772% due 8/15/48(a)(d)	$128,787
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	152,665

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $526,774)	439,277

Shares/Units
CLOSED END MUTUAL FUND SECURITY - 1.2%
FINANCIALS - 1.2%
Capital Markets - 1.2%
45,000		ishares iBoxx $ High Yield Corporate Bond ETF (Cost - $3,870,220)	3,854,250

PREFERRED STOCK - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
39,709		GMAC Capital Trust I, 6.691%(d) (Cost - $937,614)	998,681

CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
14,900		Southwestern Energy Co., 6.250%	407,068

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
616		Allergan PLC, 5.500%	441,672

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,011,606)	848,740

COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc., (Restricted)*(a)(f)(i)	92,463

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
18,163		DeepOcean Group Holdings AS, (Restricted)*(f)(i)	51,946
17,453		Hercules Offshore Inc.*(f)	20,944

		Total Energy Equipment & Services	72,890

Oil, Gas & Consumable Fuels - 0.1%
24,541		Magnum Hunter Resources Corp., (Restricted)*(f)	282,221
11,773		PetroQuest Energy Inc., (Restricted)*	49,329
1,229		Southwestern Energy Co.*	13,949

		Total Oil, Gas & Consumable Fuels	345,499

		TOTAL ENERGY	418,389

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
559		Jack Cooper Holdings Corp., Class B Shares*(a)(f)(i)	—
68		MWO Holdings, (Restricted)*(f)(i)	83,278

		Total Diversified Financial Services	83,278

		TOTAL FINANCIALS	83,278

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Rating††	Security	Value
MATERIALS 0.0%
Metals & Mining 0.0%
353,070AUD		Mirabela Nickel Ltd.*(f)(i)	$—

		TOTAL COMMON STOCKS (Cost - $2,458,006)	594,130

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $301,732,582)	303,039,377

Face Amount
SHORT-TERM INVESTMENTS(l) - 3.1%
MONEY MARKET FUND - 1.0%
$ 3,155,511		Invesco STIT - Government & Agency Portfolio(m) (Cost - $3,155,511)	3,155,511

TIME DEPOSITS - 2.1%
231,185		ANZ National Bank - London, 0.150% due 12/1/16	231,185
6,591,127		Banco Santander SA - Frankfurt, 0.150% due 12/1/16	6,591,127

		TOTAL TIME DEPOSITS (Cost - $6,822,312)	6,822,312

		TOTAL SHORT-TERM INVESTMENTS (Cost - $9,977,823)	9,977,823

		TOTAL INVESTMENTS - 97.8% (Cost - $311,710,405#)	313,017,200

		Other Assets in Excess of Liabilities - 2.2%	6,962,556

		TOTAL NET ASSETS - 100.0%	$319,979,756

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2016.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	All or a portion of this security is on loan (See Note 1).
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.1%.
(m)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	— Public Limited Company

See pages 205 - 206 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	94.0%
Closed End Mutual Fund Security	1.2
Senior Loans	0.7
Preferred Stock	0.3
Convertible Preferred Stocks	0.3
Common Stocks	0.2
Collateralized Mortgage Obligations	0.1
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 34.6%
Brazil - 2.8%
18,100,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon, due 7/1/17	$4,984,890

Canada - 3.3%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20(a)	667,868
900,000	CAD	2.350% due 6/1/25	669,168
		Province of Ontario Canada:
1,500,000	CAD	4.200% due 6/2/20	1,225,254
3,100,000	CAD	3.150% due 6/2/22(a)	2,475,453
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24	910,863

		Total Canada	5,948,606

France - 2.3%
2,800,000	EUR	French Republic Government Bond OAT, 3.250% due 5/25/45	4,108,523

Greece - 0.2%
47,000,000	JPY	Hellenic Republic Government International Bond, 3.800% due 8/8/17	402,056

Ireland - 0.8%
1,000,000	EUR	Ireland Government Bond, 5.400% due 3/13/25	1,462,361

Italy - 3.0%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.450% due 6/1/21	940,100
1,000,000	EUR	4.750% due 9/1/44(b)	1,401,254
700,000	EUR	3.250% due 9/1/46(b)	776,274
700,000	EUR	2.700% due 3/1/47(b)	695,532
500,000	EUR	2.800% due 3/1/67(b)	459,836
700,000	GBP	Republic of Italy Government International Bond, 6.000% due 8/4/28	1,075,306

		Total Italy	5,348,302

Japan - 9.8%
$ 400,000		Japan Bank for International Cooperation, 2.000% due 11/4/21	390,838
800,000		Japan Finance Organization for Municipalities, 2.125% due 4/13/21(b)	787,096
		Japan Government Thirty Year Bond:
210,000,000	JPY	1.700% due 9/20/44	2,381,374
330,000,000	JPY	1.400% due 9/20/45	3,533,765
180,000,000	JPY	0.500% due 9/20/46	1,546,801
		Japan Government Twenty Year Bond:
630,000,000	JPY	1.000% due 12/20/35	6,100,381
280,000,000	JPY	0.400% due 3/20/36	2,436,275
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(b)	392,720

		Total Japan	17,569,250

New Zealand - 0.1%
300,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	246,286

Poland - 0.4%
2,700,000	PLN	Republic of Poland Government Bond, 3.250% due 7/25/25	627,528

Saudi Arabia - 1.0%
1,900,000		Saudi Government International Bond, 2.375% due 10/26/21(b)	1,853,108

Slovenia - 3.2%
		Slovenia Government International Bond:
500,000		4.750% due 5/10/18	520,407
800,000		4.125% due 2/18/19	833,091
400,000		5.500% due 10/26/22	446,562
2,500,000		5.850% due 5/10/23	2,850,357
900,000		5.250% due 2/18/24	1,001,257

		Total Slovenia	5,651,674

Spain - 3.6%
		Autonomous Community of Catalonia:
200,000	EUR	4.750% due 6/4/18	221,654
500,000	EUR	4.950% due 2/11/20	570,390
200,000	EUR	4.900% due 9/15/21	227,661
500,000	EUR	Autonomous Community of Madrid Spain, 4.125% due 5/21/24	629,885

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Spain - 3.6% - (continued)
		Spain Government Bond:
2,800,000	EUR	2.150% due 10/31/25(b)	$3,142,023
1,500,000	EUR	2.900% due 10/31/46(b)	1,641,808

		Total Spain	6,433,421

United Kingdom - 4.1%
		United Kingdom Gilt:
2,500,000	GBP	3.250% due 1/22/44	3,919,766
2,100,000	GBP	3.500% due 1/22/45	3,452,460

		Total United Kingdom	7,372,226

		TOTAL SOVEREIGN BONDS (Cost - $62,889,682)	62,008,231

CORPORATE BONDS & NOTES - 33.3%
Austria - 0.1%
200,056	EUR	KAF Kaerntner Ausgleichszahlungs-Fonds, Government Guaranteed Notes, zero coupon, due 1/14/32(b)	184,676

Canada - 0.3%
$ 500,000		Royal Bank of Canada, Covered Notes, 2.300% due 3/22/21	500,008

Cayman Islands - 0.3%
800,000		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 1.636% due 8/1/34(b)(c)	560,000

Denmark - 15.1%
		BRFkredit AS, Covered Notes:
6,500,000	DKK	2.000% due 10/1/17	943,870
3,000,000	DKK	2.000% due 10/1/47	411,581
926,697	DKK	3.000% due 10/1/47	135,116
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
6,200,000	DKK	2.000% due 4/1/17	891,518
480,907	DKK	2.500% due 10/1/37	69,772
716,221	DKK	3.000% due 10/1/47	104,152
		Nykredit Realkredit AS, Covered Notes:
9,100,000	DKK	2.000% due 4/1/17	1,305,999
3,600,000	DKK	1.000% due 7/1/17	516,914
4,400,000	DKK	1.000% due 10/1/17	634,841
37,400,000	DKK	1.000% due 1/1/18	5,404,039
9,196,287	DKK	2.000% due 10/1/37	1,315,046
4,344,195	DKK	2.500% due 10/1/37	630,676
2,700,000	DKK	2.000% due 10/1/47	370,038
13,014,691	DKK	2.500% due 10/1/47	1,851,986
12,675,972	DKK	3.000% due 10/1/47	1,849,463
		Realkredit Danmark AS, Covered Notes:
13,800,000	DKK	1.000% due 1/1/17	1,980,049
7,800,000	DKK	1.000% due 4/1/17	1,116,170
32,700,000	DKK	2.000% due 4/1/17	4,694,947
7,500,000	DKK	1.000% due 4/1/18	1,086,625
1,721,936	DKK	2.000% due 10/1/37	245,619
4,016,034	DKK	2.500% due 10/1/37	584,579
2,600,000	DKK	2.000% due 10/1/47	356,981
1,572,127	DKK	2.500% due 10/1/47	223,579
2,306,648	DKK	3.000% due 10/1/47	336,120

		Total Denmark	27,059,680

France - 1.3%
900,000		Credit Agricole SA, Senior Unsecured Notes, 1.390% due 6/12/17(b)(c)	901,145
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
400,000		1.463% due 3/23/18(b)(c)	401,119
1,000,000		1.875% due 9/15/21(b)	968,818

		Total France	2,271,082

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Germany - 1.5%
		Deutsche Bank AG, Senior Unsecured Notes:
$ 200,000		1.350% due 5/30/17	$199,157
800,000		4.250% due 10/14/21(b)	788,659
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,773,405

		Total Germany	2,761,221

Greece - 0.1%
200,000	EUR	Hellenic Railways Organization SA, Government Guaranteed Notes, 4.028% due 3/17/17	210,890

Italy - 1.1%
400,000	EUR	Banca Carige SpA, Covered Notes, 3.875% due 10/24/18	447,266
500,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 5.000% due 2/9/18	557,362
500,000		Intesa Sanpaolo SpA, Subordinated Notes, 5.710% due 1/15/26(b)	458,846
400,000	GBP	Telecom Italia SpA, Senior Unsecured Notes, 6.375% due 6/24/19	546,387

		Total Italy	2,009,861

Jersey Channel Islands - 0.2%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(c)(d)	270,036

Luxembourg - 0.7%
600,000	EUR	Commerzbank Finance & Covered Bond SA, Covered Notes, 4.250% due 6/4/18	674,768
500,000	EUR	Wind Acquisition Finance SA, Secured Notes, 7.000% due 4/23/21	548,752

		Total Luxembourg	1,223,520

Netherlands - 1.3%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(b)	530,878
600,000		ING Bank NV, Covered Notes, 2.625% due 12/5/22(b)	597,479
		Petrobras Global Finance BV, Company Guaranteed Notes:
500,000		7.875% due 3/15/19	538,750
600,000		8.375% due 5/23/21	645,000

		Total Netherlands	2,312,107

Norway - 0.3%
500,000		Eksportfinans ASA, Senior Unsecured Notes, 5.500% due 6/26/17	509,160

Portugal - 0.2%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(e)	62,525
200,000	EUR	4.000% due 1/21/19(e)	62,525
300,000	EUR	Novo Banco SA, Senior Unsecured Notes, 5.000% due 4/4/19	251,179

		Total Portugal	376,229

Spain - 1.3%
1,600,000	EUR	Banco Popular Espanol SA, Junior Subordinated Notes, 8.250%(c)(d)	1,472,662
900,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250%(c)(d)	860,726

		Total Spain	2,333,388

Supranational - 1.0%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	1,032,881
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	306,243
800,000	AUD	0.500% due 8/10/23	485,180

		Total Supranational	1,824,304

Sweden - 0.5%
8,000,000	SEK	Stadshypotek AB, Covered Notes, 2.500% due 9/18/19	932,384

Switzerland - 0.4%
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	283,438
400,000		5.125% due 5/15/24	399,750

		Total Switzerland	683,188

United Kingdom - 3.2%
		Barclays Bank PLC, Subordinated Notes:
400,000		7.625% due 11/21/22	439,850
1,600,000		7.750% due 4/10/23(c)	1,662,000
600,000		Barclays PLC, Senior Unsecured Notes, 2.992% due 8/10/21(c)	615,374
400,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	568,993

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 3.2% - (continued)
$ 500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	$530,292
100,000	GBP	Legal & General Group PLC, Subordinated Notes, 5.500% due 6/27/64(c)	115,652
200,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.625%(c)(d)	255,863
600,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625%(c)(d)	591,750
500,000		Santander UK Group Holdings PLC, Subordinated Notes, 4.750% due 9/15/25(b)	484,460
100,000	EUR	Tesco PLC, Senior Unsecured Notes, 5.125% due 4/10/47	101,590
400,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	481,066

		Total United Kingdom	5,846,890

United States - 4.4%
		Ally Financial Inc., Senior Unsecured Notes:
200,000		3.250% due 9/29/17	202,375
100,000		3.600% due 5/21/18	100,750
300,000	EUR	American International Group Inc., Senior Unsecured Notes, 1.500% due 6/8/23	323,374
300,000		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	303,488
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22(b)	727,903
100,000		CIT Group Inc., Senior Unsecured Notes, 4.250% due 8/15/17	101,653
400,000		Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.875% due 8/2/21	442,234
1,200,000		JPMorgan Chase & Co., Senior Unsecured Notes, 1.432% due 4/25/18(c)	1,203,253
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(e)(f)	—
1,000,000		Santander Holdings USA Inc., Senior Unsecured Notes, 2.380% due 11/24/17(c)	1,007,110
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,068,558
1,100,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.750% due 7/15/25	1,144,076
900,000		Wells Fargo & Co., Senior Unsecured Notes, 2.117% due 10/31/23(c)	900,963
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	300,897

		Total United States	7,826,634

		TOTAL CORPORATE BONDS & NOTES (Cost - $63,230,143)	59,695,258

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5%
		ALBA PLC:
511,404	GBP	Series 2007-1, Class A3, 0.549% due 3/17/39(c)	$592,849
562,660	GBP	Series 2015-1, Class A, 1.511% due 4/24/49(c)	705,314
$ 1,000,000		Ares XXV CLO Ltd., Series 2012-3A, Class AR, 2.100% due 1/17/24(b)(c)	1,001,695
1,144,754		Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1, 6.500% due 4/25/36	948,210
46,810		Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.045% due 2/20/36(c)	46,452
45,922		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 3.248% due 7/25/33(c)	46,014
144,476		Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A, 5.701% due 2/17/51(b)(c)	145,325
		Bear Stearns Adjustable Rate Mortgage Trust:
8,595		Series 2003-5, Class 1A2, 2.889% due 8/25/33(c)	8,520
16,900		Series 2003-7, Class 6A, 3.121% due 10/25/33(c)	17,022
45,349		Series 2004-2, Class 22A, 3.142% due 5/25/34(c)	43,909
10,459		Series 2004-2, Class 23A, 2.973% due 5/25/34(c)	9,710
19,371		Series 2005-2, Class A2, 3.128% due 3/25/35(c)	19,543
141,838		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.973% due 1/26/36(c)	112,453
169,670	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.048% due 9/15/40(c)	178,344
700,000		Cent CLO 22 Ltd., Series 2014-22A, Class A1R, 2.291% due 11/7/26(b)(c)(f)	700,025
467,238	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.137% due 10/31/60(c)	495,521
		Countrywide Alternative Loan Trust:
5,845		Series 2004-J5, Class 2A1, 1.272% due 8/25/34(c)	5,821
12,031		Series 2005-21CB, Class A3, 5.250% due 6/25/35	11,384
42,313		Series 2007-7T2, Class A9, 6.000% due 4/25/37	28,821
75,313		Series 2007-11T1, Class A12, 0.942% due 5/25/37(c)	40,967
34,823		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	30,836
		Countrywide Asset-Backed Certificates:
1,092,314		Series 2007-13, Class 1A, 1.432% due 10/25/47(c)	956,486
991,945		Series 2007-SEA2, Class 1A1, 1.592% due 8/25/47(b)(c)	911,119
		Countrywide Home Loan Mortgage Pass Through Trust:
6,972		Series 2004-12, Class 11A1, 3.172% due 8/25/34(c)	5,994
128,986		Series 2005-2, Class 1A1, 1.232% due 3/25/35(c)	102,793
12,338		Series 2005-3, Class 2A1, 0.882% due 4/25/35(c)	10,709
121,317		Series 2005-9, Class 1A3, 0.822% due 5/25/35(c)	100,953
34,997		Series 2005-11, Class 3A1, 2.443% due 4/25/35(c)	28,472
54,194		Series 2005-HYB9, Class 3A2A, 3.309% due 2/20/36(c)	47,761
14,782		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.008% due 8/25/33(c)	14,735
1,003,806		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 1.192% due 9/25/37(c)	924,602
44,744		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	25,332
201,519		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	107,705
413,247		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 0.752% due 3/25/37(c)	401,898
659,095	GBP	DECO 12-UK 4 PLC, Series 2007-C4X, Class A1, 0.565% due 1/27/20(c)	821,846
969,209		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.334% due 10/25/47(c)	795,635
296,545	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.532% due 6/15/44(c)	350,635
		Eurosail-UK PLC:
115,659	GBP	Series 2007-4X, Class A2A, 0.679% due 6/13/45(c)	144,748
500,000	GBP	Series 2007-4X, Class A3, 1.329% due 6/13/45(c)(f)	596,558
405,354	GBP	Series 2007-6NCX, Class A2A, 1.079% due 9/13/45(c)	505,702
		Federal Home Loan Mortgage Corp. (FHLMC):
42,002		Series T-35, Class A, 0.872% due 9/25/31(c)	41,494
62,409		Series T-62, Class 1A1, 1.723% due 10/25/44(c)	63,939
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
60,906		Series 2391, Class FJ, 1.038% due 4/15/28(c)	61,184
91,287		Series 2614, Class SJ, 18.183% due 5/15/33(c)	128,501
443,119		Series 4579, Class FD, 0.877% due 1/15/38(c)	440,106
443,119		Series 4579, Class SD, 1.975% due 1/15/38(c)(g)	26,723

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
$ 10,928		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	$12,353
		Federal National Mortgage Association (FNMA), REMICS:
8,838		Series 2003-34, Class A1, 6.000% due 4/25/43	9,608
228		Series 2005-120, Class NF, 0.684% due 1/25/21(c)	228
25,188		Series 2006-48, Class TF, 0.984% due 6/25/36(c)	25,163
187,885		Series 2009-104, Class FA, 1.384% due 12/25/39(c)	189,888
842,750		Series 2010-46, Class WF, 1.334% due 5/25/40(c)	853,959
139,455		Series 2013-130, Class FB, 1.034% due 1/25/44(c)	139,239
76,000		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	85,701
1,000,000		Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.052% due 12/24/23(b)(c)	1,000,253
424,945		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.952% due 10/25/35(c)	404,763
106,664	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.287% due 4/23/48(c)	113,233
82,351		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.393% due 11/19/35(c)	76,697
1,000,000		GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.238% due 10/29/26(b)(c)	1,000,031
501,023		Government National Mortgage Association, Series 2016-H15, Class FA, 1.331% due 7/20/66(c)	500,484
19,212		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.220% due 3/25/33(c)	18,937
		Harborview Mortgage Loan Trust:
43,013		Series 2003-1, Class A, 2.957% due 5/19/33(c)	42,272
34,978		Series 2005-2, Class 2A1A, 0.782% due 5/19/35(c)	29,248
83,806		Series 2005-3, Class 2A1A, 0.802% due 6/19/35(c)	74,919
130,237		Series 2006-SB1, Class A1A, 1.392% due 12/19/36(c)	110,099
164,974		Series 2007-1, Class 2A1A, 0.692% due 3/19/37(c)	140,495
		JPMorgan Mortgage Trust:
8,496		Series 2003-A2, Class 3A1, 2.770% due 11/25/33(c)	8,120
3,577		Series 2005-A1, Class 6T1, 3.147% due 2/25/35(c)	3,531
134,845		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.539% due 7/27/37(b)(c)	133,692
		Ludgate Funding PLC:
720,736	GBP	Series 2006-1X, Class A2A, 0.575% due 12/1/60(c)	838,022
692,843	GBP	Series 2007-1, Class A2A, 0.543% due 1/1/61(c)	803,231
		Merrill Lynch Mortgage Investors Trust:
12,043		Series 2003-A2, Class 1A1, 2.697% due 2/25/33(c)	11,614
46,317		Series 2005-2, Class 1A, 2.228% due 10/25/35(c)	46,362
37,821	GBP	Money Partners Securities 4 PLC, Series 4X, Class A1A, 0.762% due 3/15/40(c)	45,463
1,518,524		Neuberger Berman CLO XII Ltd., Series 2012-12A, Class A2RR, 2.182% due 7/25/23(b)(c)	1,520,547
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.545% due 12/1/50(c)	784,719
292,436		Octagon Investment Partners XII Ltd., Series 2012- 1A, Class AR, 2.151% due 5/5/23(b)(c)	292,406
749,795	GBP	Paragon Mortgages No 13 PLC, Series 13X, Class A1, 0.641% due 1/15/39(c)	869,898
		Puma Finance Pty Ltd.:
275,170	AUD	Series 2014-1, Class A, 2.510% due 5/13/45(c)	202,477
264,540	AUD	Series 2014-2, Class A, 2.415% due 10/18/45(c)	194,477
414,306		RAAC Trust, Series 2007-SP3, Class A1, 1.792% due 9/25/47(c)	405,013
		RALI Trust:
79,721		Series 2007-QO2, Class A1, 0.742% due 2/25/47(c)	45,601
523,220		Series 2007-QS1, Class 1A1, 6.000% due 1/25/37	468,526
		Residential Asset Securitization Trust:
24,273		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	19,203
59,479		Series 2006-R1, Class A2, 0.992% due 1/25/46(c)	28,195
486,327	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.532% due 6/15/46(c)	611,072
343,657	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.542% due 12/15/43(c)	398,422
		RMAC Securities No 1 PLC:
323,765	GBP	Series 2006-NS1X, Class A2A, 0.530% due 6/12/44(c)	377,508
605,150	GBP	Series 2006-NS3X, Class A2A, 0.530% due 6/12/44(c)	698,852
		Soundview Home Loan Trust:
584,815		Series 2006-3, Class A3, 0.752% due 11/25/36(c)	559,759
1,300,000		Series 2006-3, Class A4, 0.842% due 11/25/36(c)	945,029

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
		Structured Adjustable Rate Mortgage Loan Trust:
$ 13,054		Series 2004-1, Class 4A1, 3.067% due 2/25/34(c)	$13,026
50,459		Series 2004-4, Class 3A2, 3.085% due 4/25/34(c)	50,204
65,040		Series 2004-19, Class 2A1, 1.941% due 1/25/35(c)	50,840
		Structured Asset Mortgage Investments II Trust:
79,817		Series 2005-AR2, Class 2A1, 0.822% due 5/25/45(c)	70,366
90,654		Series 2005-AR8, Class A1A, 0.872% due 2/25/36(c)	76,740
59,932		Series 2006-AR5, Class 1A1, 0.802% due 5/25/36(c)	46,601
325,290		Series 2007-AR4, Class A3, 0.812% due 9/25/47(c)	273,648
143,530		Series 2007-AR6, Class A1, 2.042% due 8/25/47(c)	121,148
97,586		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	96,764
498,620		US Residential Opportunity Fund III Trust, Series 2016-3III, Class A, step bond to yield, 3.598% due 10/27/36(b)	498,518
		WaMu Mortgage Pass Through Certificates Trust:
18,208		Series 2002-AR9, Class 1A, 1.923% due 8/25/42(c)	17,448
6,345		Series 2003-AR5, Class A7, 2.834% due 6/25/33(c)	6,415
402,199		Series 2003-AR9, Class 2A, 2.849% due 9/25/33(c)	394,829
561,086		Series 2004-AR1, Class A, 2.783% due 3/25/34(c)	562,761
67,760		Series 2005-AR13, Class A1A1, 0.882% due 10/25/45(c)	65,258
110,663		Series 2006-AR13, Class 2A, 2.203% due 10/25/46(c)	103,477
517,096		Series 2007-OA3, Class 2A1A, 1.302% due 4/25/47(c)	467,205
241		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.719% due 5/25/41(c)	238
30,418		Washington Mutual Mortgage Pass Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.482% due 7/25/46(c)	20,402
178,530		Washington Mutual MSC Mortgage Pass Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.921% due 12/25/32(c)	177,741
277,912		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.942% due 3/25/36(c)	277,866

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,878,189)	31,335,169

MORTGAGE-BACKED SECURITIES - 12.2%
CMHC - 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
247,749	CAD	0.976% due 6/1/20(f)	183,234
595,374	CAD	1.176% due 7/1/20(f)	442,459
173,023	CAD	1.176% due 8/1/20(f)	128,570

		TOTAL CMHC	754,263

FHLMC - 0.6%
		Federal National Mortgage Corp. (FHLMC), Gold:
1,000,000		3.000% due 1/1/47(h)	993,496

		TOTAL FHLMC	993,496

FNMA - 11.2%
		Federal National Mortgage Association (FNMA):
559,894		5.700% due 8/1/18(c)	581,118
91,131		3.000% due 1/1/22	94,192
745,633		2.500% due 8/1/28	750,208
78,297		2.828% due 11/1/34(c)	82,792
132,986		6.500% due 8/1/37	149,680
5,100,000		3.000% due 1/1/47(h)	5,069,918
13,000,000		3.500% due 1/1/47- 2/1/47(h)	13,318,438

		TOTAL FNMA	20,046,346

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
GNMA - 0.0%
		Government National Mortgage Association II (GNMA):
$ 10,117		6.000% due 9/20/38	$10,932

		TOTAL GNMA	10,932

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $22,146,348)	21,805,037

U.S. GOVERNMENT OBLIGATIONS - 3.2%
		U.S. Treasury Inflation Indexed Bond:
2,138,953		2.375% due 1/15/25(a)	2,467,926
		U.S. Treasury Inflation Indexed Notes:
254,193		0.125% due 7/15/24	250,398
3,159,861		0.250% due 1/15/25(a)	3,117,070

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,839,035)	5,835,394

ASSET-BACKED SECURITIES - 0.4%
Automobiles - 0.3%
450,880		Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 1.470% due 4/15/19 (b)	451,434

Student Loans - 0.1%
158,683		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.832% due 4/25/38(c)	157,035

		TOTAL ASSET-BACKED SECURITIES (Cost - $609,563)	608,469

Notional Amounts†/ Number of Contracts
PURCHASED OPTIONS - 0.2%
Germany - 0.0%
34	EUR	Euro-Bobl January Futures, Put @ $129.00, expires 12/23/2016, DUB	180
20	EUR	Euro-Bond January Futures, Put @ $163.00, expires 12/23/2016, DUB	28,189
11	EUR	Euro-Bond January Futures, Put @ $162.50, expires 12/23/2016, DUB	12,823
80	EUR	Euro-Schatz March Futures, Put @ $111.30, expires 02/24/2017, SOG	424

		Total Germany	41,616

United States - 0.2%
21,200,000		OTC 5-Year Interest Rate Floor, 3-Month USD-LIBOR, Call @ 0.400%, expires 10/26/2017, SOG	1,038
57,000,000		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put @ 1.640%, expires 06/19/2017, GSC	32,313
35,000,000		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put @ 2.030%, expires 12/18/2017, GSC	34,073
50,000,000	JPY	OTC 10-Year Swaption, 3-Month JPY-LIBOR, Put @ 0.400%, expires 03/03/2017, JPM	565
1,100,000		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put @ 2.500%, expires 11/07/2019, DUB	134,627
1,200,000		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put @ 2.750%, expires 11/07/2019, DUB	117,278
265		U.S. Treasury 2-Year Note January Futures, Call @ $110.88, expires 12/23/2016, GSC	—
140		U.S. Treasury 5-Year Note April Futures, Put @ $103.00, expires 03/24/2017, GSC	1,094
140		U.S. Treasury 10-Year Note April Futures, Put @ $103.50, expires 03/24/2017, GSC	—

		Total United States	320,988

		TOTAL PURCHASED OPTIONS (Cost - $312,415)	362,604

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $188,905,375)	181,650,162

Face Amount†
SHORT-TERM INVESTMENTS - 18.0%
CERTIFICATE OF DEPOSIT - 0.2%
300,000		Barclays Bank PLC, 1.641% due 9/8/17(c) (Cost - $300,000)	300,000

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount†		Security	Value
SOVEREIGN BONDS - 15.9%
Japan - 15.9%
		Japan Treasury Discount Bill:
190,000,000	JPY	(0.246)% due 12/5/16(i)	$1,661,629
1,320,000,000	JPY	(0.303)% due 1/16/17(i)	11,545,984
590,000,000	JPY	(0.257)% due 1/30/17(i)	5,160,223
100,000,000	JPY	(0.240)% due 2/10/17(i)	875,069
380,000,000	JPY	(0.292)% due 2/27/17(i)	3,323,846
680,000,000	JPY	(0.288)% due 3/6/17(i)	5,947,877

		Total Japan	28,514,628

		TOTAL SOVEREIGN BONDS (Cost - $30,699,763)	28,514,628

TIME DEPOSITS - 1.5%
		ANZ National Bank - London:
33,657	GBP	0.050% due 12/1/16	42,113
29,157	AUD	0.745% due 12/1/16	21,524
$ 2,003,981		Banco Santander SA - Frankfurt, 0.150% due 12/1/16	2,003,981
		BBH - Grand Cayman:
560	CHF	(1.450)% due 12/1/16	551
183,739	SEK	(0.978)% due 12/1/16	19,919
2,978	DKK	(0.400)% due 12/1/16	424
221	SGD	0.010% due 12/1/16	154
35,202	CAD	0.050% due 12/1/16	26,213
136,000	NOK	0.050% due 12/1/16	15,973
383	NZD	1.200% due 12/1/16	271
416,018	ZAR	5.750% due 12/1/16	29,546
379,802	EUR	DNB - Oslo, (0.574)% due 12/1/16	402,495
15,527,249	JPY	Sumitomo - Tokyo, (0.360)% due 12/1/16	135,710

		TOTAL TIME DEPOSITS (Cost - $2,698,874)	2,698,874

U.S. GOVERNMENT OBLIGATIONS - 0.4%
		U.S. Treasury Bill:
673,000		0.427% due 2/2/17(i)(j)(k)	672,498
31,000		0.466% due 3/2/17(i)(j)	30,963

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $703,461)	703,461

		TOTAL SHORT-TERM INVESTMENTS (Cost - $34,402,098)	32,216,963

		TOTAL INVESTMENTS - 119.4% (Cost - $223,307,473#)	213,867,125

		Liabilities in Excess of Other Assets - (19.4)%	(34,822,049)

		TOTAL NET ASSETS - 100.0%	$179,045,076

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2016.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is currently in default.
(f)	Illiquid security.
(g)	Interest only security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Rate shown represents yield-to-maturity.
(j)	All or a portion of this security is held at the broker as collateral for open forward foreign currency contracts.
(k)	All or a portion of this security is held at the broker as collateral for securities traded on TBA basis.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Sovereign Bonds	29.0%
Corporate Bonds & Notes	27.9
Collateralized Mortgage Obligations	14.6
Mortgage-Backed Securities	10.2
U.S. Government Obligations	2.7
Asset-Backed Securities	0.3
Purchased Options	0.2
Short-Term Investments	15.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Written

Notional Amounts/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price/ Exercise Rate		Value
Germany
27	EUR	Euro-Bond January Futures, Call	DUB	12/23/16		$164.00	$16,596
4	EUR	Euro-Bond January Futures, Call	DUB	12/23/16		164.50	1,780

		Total Germany					18,376

United States
320,000,000	JPY	2-Year Swaption, 3-Month JPY-LIBOR, Put	JPM	3/3/17		0.00%	3,086
$ 5,700,000		5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/7/19		2.25%	181,482
5,900,000		5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/7/19		2.50%	154,451
21,200,000		OTC 5-Year Interest Rate Floor, 3-Month USD-LIBOR, Call	SOG	10/26/17		0.01	230
2,900,000	GBP	OTC British Pound versus U.S. Dollar, Call	BOA	1/27/17		1.30	13,883
400,000	EUR	OTC Euro versus Australian Dollar, Put	GSC	12/8/16	AUD	1.44	3,095
500,000	EUR	OTC Euro versus Australian Dollar, Put	BNP	12/8/16	AUD	1.44	4,699
400,000	EUR	OTC Euro versus Australian Dollar, Call	GSC	12/8/16	AUD	1.53	20
500,000	EUR	OTC Euro versus Australian Dollar, Call	BNP	12/8/16	AUD	1.53	19
700,000		OTC U.S. Dollar versus Brazilian Real, Call	DUB	6/28/18	BRL	3.89	57,792
700,000		OTC U.S. Dollar versus Brazilian Real, Put	DUB	6/28/18	BRL	3.89	62,638
1,100,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	JPM	9/11/17	CNH	6.60	4,212
400,000		OTC U.S. Dollar versus Korean Won, Put	UBS	1/17/17	KRW	1,145.00	2,608
300,000		OTC U.S. Dollar versus Korean Won, Put	SOG	1/17/17	KRW	1,145.00	1,956
300,000		OTC U.S. Dollar versus Mexican Peso, Call	HSBC	12/13/16	MXN	19.50	14,907
500,000		OTC U.S. Dollar versus Mexican Peso, Call	JPM	12/13/16	MXN	19.50	24,845
22		U.S. Treasury Bond January Futures, Put	CSFB	12/23/16		150.50	34,375

		Total United States					564,298

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $470,695)					$582,674

During the period ended November 30, 2016, options contracts written transactions for International Fixed Income Fund were as follows:

	Notional Amounts/Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	338,400,000	$369,190
Options written	44,655,053	331,808
Options closed	(6,700,000)	(109,483)
Options expired	(14,855,000)	(120,820)

Options contracts written, outstanding at November 30, 2016	361,500,053	$470,695

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	Merrill Lynch & Pierce, Fenner & Smith Inc.:
$ 501,875	0.850% due 12/9/16	$373,711
3,417,750	0.800% due 12/12/16	2,544,957
1,743,326	1.150% due 1/3/17	1,743,326
	Scotia Capital (USA) Inc.:
609,000	0.820% due 1/9/17	609,000
309,375	0.820% due 1/9/17	309,375

	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds — $5,588,894)	$5,580,369

For the period ended November 30, 2016, the average borrowing and interest rate under the reverse repurchase agreements were $13,600,838 and 0.775%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association (FNMA):
$2,000,000	4.000% due 1/18/47(a)	$2,103,906
	TOTAL OPEN FORWARD SALE COMMITMENTS

	(Proceeds — $2,097,500)	$2,103,906

(a)	This security is traded on a TBA basis (see Note 1).

At November 30, 2016, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond December Futures	3	12/16	$247,748	$(1,982)
Australian Government 10-Year Bond December Futures	22	12/16	2,092,625	(111,637)
Canada Government 10-Year Bond March Futures	5	3/17	517,071	37
Euro-Bobl March Futures	34	3/17	4,787,865	(6,125)
Euro-BTP December Futures	55	12/16	7,887,878	(486,012)
Euro-Bund March Futures	29	3/17	4,999,603	15,366
Euro-Buxl 30-Year Bond December Futures	11	12/16	2,044,215	(14,455)
Euro-OAT December Futures	84	12/16	13,613,675	(303,565)
Euro-Schatz Note December Futures	256	12/16	30,465,183	72,943
Japan Government 10-Year Bond December Futures	9	12/16	11,843,202	(76,913)
U.S. Treasury 5-Year Note March Futures	140	3/17	16,498,125	(36,945)
U.S. Treasury 10-Year Note March Futures	222	3/17	27,642,469	(74,906)
U.S. Treasury Ultra Long Bond March Futures	33	3/17	5,326,406	(10,281)
United Kingdom Treasury 10-Year Gilt March Futures	22	3/17	3,395,517	(10,611)

				(1,045,086)

Contracts to Sell:
Euro-Bund December Futures	55	12/16	9,387,583	36,847
U.S. Treasury 2-Year Note March Futures	177	3/17	38,375,812	22,125
U.S. Treasury Long Bond March Futures	55	3/17	8,320,469	27,500

				86,472

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(958,614)

At November 30, 2016, International Fixed Income Fund had deposited cash of $1,029,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2016, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,346,000	HSBC	$2,470,018	12/2/16	$(23,087)
Brazilian Real	5,744,175	BNP	1,696,950	12/2/16	5,845
Brazilian Real	6,101,805	DUB	1,802,601	12/2/16	(43,577)
Brazilian Real	565,018	DUB	166,918	12/2/16	(6,082)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Brazilian Real	288,800	DUB	$80,572	7/3/17	$572
British Pound	17,513,189	BNP	21,913,372	12/2/16	39,399
British Pound	1,112,000	GSC	1,391,390	12/2/16	41,651
British Pound	697,000	JPM	872,121	12/2/16	12,319
British Pound	509,000	JPM	636,886	12/2/16	(5,110)
British Pound	212,000	SCB	265,265	12/2/16	3,251
British Pound	1,352,000	UBS	1,691,690	12/2/16	34,735
British Pound	692,000	UBS	865,865	12/2/16	23,261
Canadian Dollar	1,858,000	BNP	1,383,521	12/2/16	3,978
Canadian Dollar	500,000	GSC	372,315	12/2/16	243
Canadian Dollar	4,200,000	GSC	3,127,443	12/2/16	(9,984)
Canadian Dollar	6,028,448	SCB	4,488,959	12/2/16	21,804
Danish Krone	3,510,000	GSC	500,906	1/3/17	(30,477)
Euro	18,472,563	BNP	19,576,293	12/2/16	23,086
Euro	104,000	BNP	110,214	12/2/16	(403)
Euro	229,000	GSC	242,683	12/2/16	(11,695)
Euro	441,000	HSBC	467,350	12/2/16	(1,330)
Euro	934,000	JPM	989,806	12/2/16	2,702
Euro	681,000	JPM	721,690	12/2/16	(13,111)
Euro	146,000	JPM	154,723	12/2/16	209
Euro	1,650,000	SCB	1,748,587	12/2/16	(6,592)
Euro	400,000	SCB	423,900	12/2/16	(367)
Euro	1,433,000	WBC	1,518,621	12/2/16	(59,143)
Indian Rupee	8,299,481	BNP	120,427	1/17/17	(2,912)
Indian Rupee	54,762,360	GSC	794,614	1/17/17	(15,061)
Japanese Yen	1,952,100,000	SCB	17,061,574	12/2/16	(367,890)
Japanese Yen	170,000,000	UBS	1,487,555	12/21/16	(186,572)
Korean Won	519,855,297	UBS	441,474	1/17/17	(17,134)
Mexican Peso	10,237,662	GSC	492,984	2/13/17	(39,520)
Mexican Peso	7,352,598	JPM	354,057	2/13/17	(943)
New Zealand Dollar	4,832,135	SOG	3,421,875	12/2/16	(2,077)
Russian Ruble	48,909,750	JPM	760,366	12/15/16	11,480
Russian Ruble	29,079,050	SOG	452,072	12/15/16	(2,928)
Russian Ruble	28,598,000	CITI	440,693	1/25/17	45,693
Russian Ruble	22,064,320	HSBC	339,474	2/3/17	35,474
Swiss Franc	103,000	WBC	101,313	12/2/16	(2,082)

					(542,375)

Contracts to Sell:
Australian Dollar	1,689,000	BNP	1,246,820	12/2/16	47,444
Australian Dollar	1,657,000	JPM	1,223,198	12/2/16	31,951
Australian Dollar	3,346,000	HSBC	2,467,748	1/6/17	23,165
Brazilian Real	5,744,175	BNP	1,696,950	12/2/16	(43,950)
Brazilian Real	5,812,753	DUB	1,717,209	12/2/16	(5,915)
Brazilian Real	854,070	DUB	252,310	12/2/16	(3,310)
Brazilian Real	12,200,000	BNP	3,401,953	7/5/17	117,751
Brazilian Real	1,900,000	HSBC	529,812	7/5/17	(22,781)
Brazilian Real	4,000,000	JPM	1,115,395	7/5/17	(46,790)
British Pound	21,545,189	SOG	26,958,411	12/2/16	(611,877)
British Pound	542,000	UBS	678,177	12/2/16	(751)
British Pound	17,513,189	BNP	21,939,396	1/6/17	(40,029)
Canadian Dollar	120,000	GSC	89,356	12/2/16	168
Canadian Dollar	4,428,000	JPM	3,297,219	12/2/16	(16,211)
Canadian Dollar	6,068,448	JPM	4,518,745	12/2/16	14,218
Canadian Dollar	1,093,000	JPM	813,880	12/2/16	(6,011)
Canadian Dollar	877,000	JPM	653,040	12/2/16	(3,828)
Canadian Dollar	6,028,448	SCB	4,490,899	1/6/17	(22,072)
Chinese Offshore Renminbi	30,946,848	BCLY	4,442,312	2/15/17	103,948
Chinese Offshore Renminbi	1,142,030	SCB	163,935	2/15/17	4,065
Danish Krone	2,645,000	BNP	377,463	1/3/17	17,780
Danish Krone	7,680,000	BOA	1,095,999	1/3/17	52,593
Danish Krone	6,900,000	BOA	984,687	1/3/17	58,279

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Danish Krone	1,255,000	GSC	$179,099	1/3/17	$4,648
Danish Krone	1,935,000	JPM	276,140	1/3/17	1,529
Danish Krone	2,245,000	SCB	320,380	1/3/17	12,321
Danish Krone	13,955,000	UBS	1,991,493	1/3/17	130,611
Danish Krone	7,050,000	BOA	1,010,643	4/3/17	59,318
Danish Krone	42,838,000	BOA	6,140,983	4/3/17	361,445
Danish Krone	6,950,000	UBS	996,308	4/3/17	59,702
Danish Krone	41,375,000	BOA	5,961,117	7/3/17	291,716
Danish Krone	3,650,000	HSBC	525,875	7/3/17	31,840
Danish Krone	11,074,000	HSBC	1,604,029	10/2/17	91,836
Danish Krone	6,785,000	JPM	982,783	10/2/17	57,128
Euro	338,000	BNP	358,195	12/2/16	17,250
Euro	22,958,563	BNP	24,330,331	12/2/16	782,204
Euro	544,000	BOA	576,504	12/2/16	15,379
Euro	18,472,563	BNP	19,616,832	1/6/17	(24,093)
Indian Rupee	35,563,500	BOA	516,034	1/17/17	8,966
Indian Rupee	27,648,400	DUB	401,184	1/17/17	7,816
Japanese Yen	1,952,100,000	SCB	17,061,574	12/2/16	1,613,447
Japanese Yen	190,000,000	JPM	1,660,768	12/5/16	182,936
Japanese Yen	1,952,100,000	SCB	17,100,491	1/6/17	368,903
Japanese Yen	670,000,000	GSC	5,872,722	1/19/17	597,501
Japanese Yen	650,000,000	GSC	5,697,416	1/19/17	607,142
Japanese Yen	590,000,000	GSC	5,174,104	1/30/17	536,952
Japanese Yen	100,000,000	GSC	877,340	2/10/17	112,750
Japanese Yen	380,000,000	SCB	3,336,041	2/27/17	160,314
Japanese Yen	680,000,000	JPM	5,971,653	3/6/17	70,590
Korean Won	410,781,900	SCB	348,846	1/17/17	12,154
Korean Won	88,834,200	UBS	75,440	1/17/17	2,560
Mexican Peso	1,925,000	HSBC	92,696	2/13/17	(2,582)
New Taiwan Dollar	29,896,823	UBS	939,756	3/21/17	7,395
New Zealand Dollar	4,445,135	GSC	3,147,821	12/2/16	24,114
New Zealand Dollar	387,000	SCB	274,054	12/2/16	1,814
New Zealand Dollar	4,832,135	SOG	3,417,727	1/6/17	2,208
Polish Zloty	2,892,133	DUB	687,461	2/7/17	51,815
Russian Ruble	29,700,160	GSC	461,728	12/15/16	(13,728)
Russian Ruble	29,397,813	GSC	457,028	12/15/16	(12,028)
Russian Ruble	18,890,828	SCB	293,683	12/15/16	(55)
Russian Ruble	48,909,750	JPM	749,612	2/22/17	(11,546)
Singapore Dollar	1,743,174	BOA	1,216,130	1/17/17	30,660
Singapore Dollar	1,366,184	HSBC	953,122	1/17/17	13,951
Singapore Dollar	3,252,735	HSBC	2,269,279	1/17/17	63,308
Singapore Dollar	405,000	SCB	282,549	1/17/17	3,567
Swedish Krona	8,910,000	SOG	965,953	12/2/16	30,525
Swiss Franc	117,000	SCB	115,084	12/2/16	3,737

					6,015,857

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$5,473,482

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2016, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.095%	02/02/2021	CITI	MXN	44,800,000	$(137,787)
Pay	28-Day MXN TIIE Banxico	5.825%	01/12/2023	CITI	MXN	6,800,000	(26,959)
Receive	3-Month Canadian Bank Bill	2.200%	06/16/2026	CITI	CAD	800,000	27,508
Pay	3-Month SEK-STIBOR	1.000%	03/18/2025	CITI	SEK	3,800,000	12,132
Pay	3-Month USD-LIBOR	1.000%	05/15/2018	CITI	USD	27,200,000	(42,339)
Receive	3-Month USD-LIBOR	1.250%	05/15/2019	CITI	USD	27,200,000	80,754
Pay	3-Month USD-LIBOR	1.750%	12/21/2026	CITI	USD	1,600,000	2,337
Receive	3-Month USD-LIBOR	1.750%	12/21/2026	CITI	USD	14,100,000	950,972
Receive	3-Month USD-LIBOR	1.768%	12/15/2046	CITI	USD	1,200,000	164,033
Receive	3-Month USD-LIBOR	2.038%	08/31/2022	CITI	USD	3,500,000	33,561
Receive	3-Month USD-LIBOR	2.098%	07/01/2041	CITI	USD	4,600,000	83,030
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	CITI	USD	28,700,000	(730,332)
Receive	3-Month USD-LIBOR	2.250%	12/21/2046	CITI	USD	200,000	28,971
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	CITI	USD	3,400,000	92,500
Pay	3-Month ZAR-SAJIBOR	8.500%	03/15/2027	CITI	ZAR	5,200,000	(1,587)
Pay	3-Month ZAR-SAJIBOR	8.750%	03/16/2021	CITI	ZAR	15,700,000	38,982
Receive	6-Month EURIBOR	0.000%	03/15/2019	CITI	EUR	6,100,000	11,203
Pay	6-Month EURIBOR	0.000%	03/15/2022	CITI	EUR	9,200,000	(91,752)
Pay	6-Month EURIBOR	0.500%	03/15/2027	CITI	EUR	10,200,000	(110,298)
Receive	6-Month EURIBOR	1.250%	03/15/2047	CITI	EUR	2,950,000	351,181
Pay	6-Month GBP-LIBOR	0.500%	03/15/2019	CITI	GBP	1,100,000	(7,641)
Pay	6-Month GBP-LIBOR	0.500%	03/15/2022	CITI	GBP	2,600,000	(14,657)
Receive	6-Month GBP-LIBOR	0.750%	03/15/2027	CITI	GBP	800,000	46,359
Receive	6-Month GBP-LIBOR	1.750%	03/15/2047	CITI	GBP	750,000	23,485
Pay	6-Month JPY-LIBOR	0.000%	09/20/2026	CITI	JPY	490,000,000	(39,395)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	CITI	JPY	2,310,000,000	68,146
Pay	6-Month JPY-LIBOR	0.300%	03/18/2026	CITI	JPY	2,330,000,000	823,370
Receive	6-Month JPY-LIBOR	0.500%	09/18/2022	CITI	JPY	430,000,000	30,750
Receive	6-Month JPY-LIBOR	0.500%	09/20/2046	CITI	JPY	90,000,000	56,406
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	CITI	JPY	150,000,000	132,849
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	CITI	JPY	100,000,000	(141,328)
Receive	6-Month JPY-LIBOR	1.500%	12/21/2045	CITI	JPY	140,000,000	275,339

							$1,989,793

At November 30, 2016, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Unrealized Appreciation
Receive	30-Year GBP Inflation Linked	3.585%	10/15/2046	CITI	GBP	100,000	$135

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2016, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility*	Reference Obligation	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	EUR vs. CHF spot exchange rate	8.400%	12/06/2016	DUB	CHF	100,000	$3,818	$—	$3,818
Pay	EUR vs. CHF spot exchange rate	7.250%	01/03/2017	DUB	CHF	300,000	8,433	—	8,433
Pay	EUR vs. CHF spot exchange rate	6.850%	01/05/2017	UBS	CHF	200,000	4,728	—	4,728
Pay	EUR vs. CHF spot exchange rate	8.500%	03/22/2017	DUB	CHF	400,000	12,618	—	12,618
Pay	EUR vs. CHF spot exchange rate	8.150%	03/30/2017	DUB	CHF	200,000	5,307	—	5,307
Receive	USD vs. CHF spot exchange rate	10.800%	12/06/2016	DUB	CHF	100,000	(2,154)	—	(2,154)
Receive	USD vs. CHF spot exchange rate	9.250%	01/03/2017	DUB	CHF	300,000	(3,253)	—	(3,253)
Receive	USD vs. CHF spot exchange rate	8.750%	01/05/2017	UBS	CHF	200,000	(1,021)	—	(1,021)
Receive	USD vs. CHF spot exchange rate	10.300%	03/22/2017	DUB	CHF	400,000	(6,919)	—	(6,919)
Receive	USD vs. CHF spot exchange rate	10.050%	03/30/2017	DUB	CHF	200,000	(2,999)	—	(2,999)

							$18,558	$—	$18,558

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

At November 30, 2016, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/16 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC, BBB-	(1.000)%	06/20/2021	JPM	1.906%	EUR	600,000	$24,290	$34,494	$(10,204)
Basf Se, A	(1.000)%	12/20/2020	GSC	0.326%	EUR	100,000	(3,134)	(2,041)	(1,093)
Cleveland Electric, BBB-	(0.940)%	06/20/2017	RBS	0.140%	USD	1,000,000	(6,346)	—	(6,346)
HSBC Bank PLC, AA-	(1.000)%	06/20/2021	JPM	1.515%	EUR	500,000	11,160	9,862	1,298
Intesa Sanpaolo SpA, BBB-	(1.000)%	03/20/2026	SOG	3.911%	USD	500,000	102,168	72,420	29,748
Markit iTraxx Europe Sub Financials Series 26 5-Year Index	(1.000)%	12/20/2021	BNP	2.470%	EUR	700,000	50,301	45,379	4,922
Starwood Hotels & Resorts Worldwide Inc., BBB	(1.490)%	06/20/2018	BOA	0.140%	USD	1,000,000	(23,999)	—	(23,999)
UBS AG/Stamford CT, BBB+	(1.000)%	06/20/2024	BNP	1.927%	USD	400,000	23,825	22,279	1,546
UBS AG/Stamford CT, BBB+	(1.000)%	06/20/2018	GSC	0.859%	USD	700,000	(2,922)	3,328	(6,250)
UST Inc., A-	(0.720)%	03/20/2018	GSC	0.070%	USD	500,000	(4,972)	—	(4,972)
Wind Acquisition Finance SA, B	(5.000)%	06/20/2021	JPM	2.976%	EUR	300,000	(30,688)	(7,366)	(23,322)

							$139,683	$178,355	$(38,672)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/16 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Barclays Bank PLC, A-	1.000%	06/20/2021	GSC	0.863%	EUR	200,000	$1,731	$—	$1,731
Barclays Bank PLC, BBB-	1.000%	06/20/2017	BNP	0.776%	EUR	400,000	1,380	(4,230)	5,610
Royal Bank Of Scotland PLC, BBB+	1.000%	12/20/2017	BNP	0.784%	EUR	100,000	455	260	195

							$3,566	$(3,970)	$7,536

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/16 (2)	Notional Amounts (3)		Unrealized Appreciation/ (Depreciation)
Altria Group Inc., A-	(1.000%)	12/20/2020	CITI	0.264%	USD	500,000	$(983)
Bat International Finance PLC, A-	(1.000%)	12/20/2020	CITI	0.508%	EUR	200,000	(259)
Bayer AG, A-	(1.000%)	12/20/2020	CITI	0.474%	EUR	200,000	(359)
Koninklijke Dsm NV, A-	(1.000%)	12/20/2020	CITI	0.298%	EUR	300,000	(304)
Markit iTraxx Europe Senior Financials Series 25 5-Year Index	(1.000%)	06/20/2021	CITI	1.005%	EUR	4,900,000	32,513
Markit iTraxx Europe Series 26 5-Year Index	(1.000%)	12/20/2021	CITI	0.798%	EUR	45,100,000	132,999
Pfizer Inc., AA	(1.000%)	12/20/2020	CITI	0.306%	USD	300,000	(176)
Reynolds American Inc., BBB	(1.000%)	12/20/2020	CITI	0.261%	USD	500,000	(734)
Teliasonera AB, A-	(1.000%)	12/20/2020	CITI	0.427%	EUR	100,000	(218)
United Utilities PLC, BBB-	(1.000%)	12/20/2020	CITI	0.638%	EUR	200,000	(190)
Unitedhealth Group Inc., A+	(1.000%)	12/20/2020	CITI	0.296%	USD	300,000	(450)
Veolia Environnement SA, BBB	(1.000%)	12/20/2020	CITI	0.444%	EUR	100,000	(191)

							$161,648

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/16 (2)	Notional Amounts (3)		Unrealized Appreciation
Shell International Finance BV, A	1.000%	12/20/2026	CITI	1.244%	EUR	200,000	$1,494
Tesco PLC, BB+	1.000%	12/20/2020	CITI	1.715%	EUR	1,500,000	3,953
Tesco PLC, BB+	1.000%	06/20/2021	CITI	1.935%	EUR	300,000	1,510
Volkswagen International Finance, BBB+	1.000%	12/20/2016	CITI	0.227%	EUR	200,000	370

							$7,327

At November 30, 2016, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) (amounts below are in 000’s)		Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.735% based on the notional amount of currency delivered	09/21/2018	BCLY	USD	474	JPY	50,000	$(36,363)	$(4,715)	$(31,648)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.517% based on the notional amount of currency delivered	03/15/2022	BNP	USD	2,702	EUR	2,400	(167,880)	(4,320)	(163,560)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.507% based on the notional amount of currency delivered	03/15/2027	BNP	USD	3,796	EUR	3,400	(221,773)	24,480	(246,253)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency delivered	11/24/2018	BOA	USD	2,595	CAD	3,400	(62,627)	(14,084)	(48,543)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) (amounts below are in 000’s)		Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	03/15/2019	BOA	USD	5,838	GBP	4,100	$(703,799)	$11,465	$(715,264)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.517% based on the notional amount of currency delivered	03/15/2022	BOA	USD	3,603	EUR	3,200	(223,840)	(28,440)	(195,400)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency delivered	03/15/2019	CITI	USD	3,525	GBP	2,500	(393,699)	12,570	(406,269)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency delivered	09/21/2018	DUB	USD	1,124	JPY	120,000	(74,010)	2,320	(76,330)
Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019	DUB	JPY	80,000	USD	786	86,638	4,688	81,950
Floating rate equal to 3-Month JPY-LIBOR less 0.775% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	01/23/2019	DUB	JPY	470,000	USD	4,620	509,376	25,745	483,631
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.478% based on the notional amount of currency delivered	03/15/2022	DUB	USD	4,053	EUR	3,600	(244,035)	(680)	(243,355)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/2026	DUB	USD	1,830	GBP	1,500	43,792	(225)	44,017
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.504% based on the notional amount of currency delivered	03/15/2027	DUB	USD	558	EUR	500	(32,450)	2,450	(34,900)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CAD-LIBOR less 0.101% based on the notional amount of currency delivered	11/24/2018	GSC	USD	8,519	CAD	11,300	(98,795)	50,764	(149,559)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) (amounts below are in 000’s)		Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency delivered	03/15/2019	GSC	USD	6,218	GBP	4,300	$(829,989)	$(39,800)	$(790,189)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.484% based on the notional amount of currency delivered	03/15/2027	GSC	USD	223	EUR	200	(12,544)	(90)	(12,454)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	03/15/2019	RBS	USD	3,122	GBP	2,200	(367,131)	(377,850)	10,719
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency delivered	10/13/2026	RBS	USD	610	GBP	500	14,534	(750)	15,284
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150 % based on the notional amount of currency delivered	03/15/2019	SOG	USD	1,561	GBP	1,100	(183,566)	(183,425)	(141)
Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2018	UBS	JPY	170,000	USD	1,667	185,411	(82)	185,493

								$(2,812,750)	$(519,979)	$(2,292,771)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2016, International Fixed Income Fund deposited cash collateral with brokers in the amount of $3,428,000 for open centrally cleared swap contracts.

At November 30, 2016, International Fixed Income Fund had cash collateral from brokers in the amount of $5,560,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Renminbi
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	— Barclays Bank PLC
BNP	— BNP Paribas SA
BOA	— Bank of America
CITI	— Citigroup Global Markets Incorporation
CSFB	— Credit Suisse Securities (USA) LLC
DUB	— Deutsche Bank AG
GSC	— Goldman Sachs & Company
HSBC	— HSBC Bank USA
JPM	— JPMorgan Chase & Company
RBS	— Royal Bank of Scotland PLC
SCB	— Standard Chartered Bank
SOG	— Societe Generale SA
UBS	— UBS Securities LLC
WBC	— Westpac Banking Corporation

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 95.9%
California - 17.8%
$1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,216,700
1,500,000	AA-	California State University, Revenue Bonds, Systemwide, Series A, 4.000% due 11/1/37	1,505,805
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,182,615
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,237,060
2,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,930,680
1,500,000	AA	Los Angeles Harbor Department, AMT, Port of Los Angeles, Revenue Bonds, Refunding Series A, 5.000% due 8/1/36(c)	1,653,075
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,646,730

		Total California	11,372,665

Colorado - 11.8%
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,629,084
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A-	Catholic Health Initiatives, Series A, 5.250% due 2/1/31	1,080,350
1,500,000	AA-	Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,610,670
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,182,290
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,016,820

		Total Colorado	7,519,214

District of Colombia - 2.7%
1,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	1,705,770

Florida - 1.7%
1,000,000	A+	City of Jacksonville, FL, Revenue Bonds, Better Jacksonville, Prerefunded 10/1/18 @ 100, 5.000% due 10/1/21(a)	1,066,960

Georgia - 3.1%
1,800,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series B, 5.000% due 1/1/20	1,969,686

Illinois - 8.3%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,239,224
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,196,800
1,000,000	A	Bradley University Projects, Series A, XLCA-Insured, 5.000% due 8/1/34	1,016,320
600,000	A	DePaul University, 5.000% due 10/1/36	662,676
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,204,127

		Total Illinois	5,319,147

Massachusetts - 4.7%
1,000,000	AA+	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,234,180
700,000	BBB+	Massachusetts Development Finance Agency, Emerson College, Series A, 5.000% due 1/1/34	736,757
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,062,290

		Total Massachusetts	3,033,227

New Jersey - 2.5%
1,340,000	A2(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,592,308

North Carolina - 3.4%
2,000,000	AAApre(d)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,142,700

Ohio - 2.9%
1,500,000	AA	Cincinnati City School District, GO, Refunding Classroom Construction, AGC-ICC FGIC Insured, 5.250% due 12/1/31	1,829,715

Oregon - 2.4%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,526,561

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Pennsylvania - 3.4%
$ 2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Center, Revenue Bonds, Series B, 5.000% due 7/1/39	$2,160,100

South Carolina - 2.7%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,744,451

South Dakota - 2.4%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,546,245

Tennessee - 4.1%
1,000,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System, 5.250% due 4/1/36	1,009,660
1,595,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,578,571

		Total Tennessee	2,588,231

Texas - 11.5%
1,000,000	AA	City of Waxahachie, TX, GO, Series A, Prerefunded 8/1/17 @ 100, AGM-Insured, 5.000% due 8/1/25(a)	1,026,330
1,000,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/30	1,224,710
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,127,280
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,021,240
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,902,553

		Total Texas	7,302,113

Utah - 3.5%
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,220,560

Washington - 2.5%
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Series A, 5.000% due 11/1/18	1,602,345

Wisconsin - 4.5%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,666,425
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,209,403

		Total Wisconsin	2,875,828

		TOTAL MUNICIPAL BONDS (Cost - $59,087,627)	61,117,826

SHORT-TERM INVESTMENTS - 4.1%
TIME DEPOSITS- 4.1%
1,263,412		Banco Santander SA - Frankfurt, 0.150% due 12/1/16	1,263,412
1,354,006		Standard Chartered Bank - London, 0.150% due 12/1/16	1,354,006

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,617,418)	2,617,418

		TOTAL INVESTMENTS - 100.0% (Cost - $61,705,045#)	63,735,244

		Liabilities in Excess of Other Assets - 0.0%	(24,712)

		TOTAL NET ASSETS - 100.0%	$63,710,532

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Abbreviations used in this schedule:

AGC-ICC	—	Assured Guaranty Corporation – Interstate Commerce Commission
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Incorporation

See pages 205 - 206 for definitions of ratings.

Summary of Investments by Industry^
Education	35.9%
Health Care Providers & Services	21.7
General Obligation	10.3
Transportation	10.1
Power	6.4
Airport	2.6
Utilities	2.6
Single Family Housing	2.5
Development	1.9
Water and Sewer	1.9
Short-Term Investments	4.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 109.4%
			U.S. Treasury Inflation Indexed Bonds:
$ 9,670,116			2.375% due 1/15/25	$11,157,389
13,434,210			3.625% due 4/15/28	17,813,668
13,696,288			2.500% due 1/15/29	16,662,219
4,468,000			2.125% due 2/15/40	5,615,021
210,018			0.625% due 2/15/43	195,941
7,489,629			1.375% due 2/15/44	8,305,827
7,438,116			1.000% due 2/15/46	7,618,133
			U.S. Treasury Inflation Indexed Notes:
35,896,715			0.125% due 4/15/18(a)	36,151,941
6,635,390			0.125% due 4/15/19	6,706,216
21,856,140			0.125% due 4/15/20	22,059,621
2,169,779			1.250% due 7/15/20	2,290,408
26,148,750			0.125% due 1/15/23(a)	26,006,161
5,353,139			0.375% due 7/15/23	5,415,680
1,131,434			0.250% due 1/15/25	1,116,112
590,481			0.375% due 7/15/25	589,481
6,137,002			0.625% due 1/15/26	6,226,719
956,840			0.125% due 7/15/26	930,792
			U.S. Treasury Notes:
950,000			2.250% due 7/31/21	967,088
100,000			2.125% due 12/31/21	101,051

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $174,990,120)	175,929,468

SOVEREIGN BONDS - 8.6%
Brazil - 4.6%
26,300,000	BRL	Ba2(b)	Brazil Letras do Tesouro Nacional, zero coupon, due 4/1/17	7,449,395

France - 1.8%
2,326,512	EUR	Aa2u(b)	French Republic Government Bonds OAT Inflation Linked Bonds, 2.250% due 7/25/20	2,799,821

Italy - 0.8%
			Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds:
761,012	EUR	Baa2u(b)	2.100% due 9/15/21	880,505
303,471	EUR	Baa2u(b)	0.100% due 5/15/22(c)	316,036
100,844	EUR	Baa2u(b)	2.350% due 9/15/24(c)	119,140

			Total Italy	1,315,681

New Zealand - 0.5%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	726,148

United Kingdom - 0.9%
			United Kingdom Gilt Inflation Linked Bonds:
393,383	GBP	Aa1u(b)	0.125% due 3/22/24	571,620
553,921	GBP	Aa1u(b)	0.125% due 3/22/26	822,409
10,276	GBP	Aa1u(b)	0.125% due 3/22/46	20,137

			Total United Kingdom	1,414,166

			TOTAL SOVEREIGN BONDS (Cost - $14,477,465)	13,705,211

MORTGAGE-BACKED SECURITIES - 5.6%
FNMA - 5.6%
			Federal National Mortgage Association (FNMA):
6,000,000			3.000% due 12/1/46 - 2/1/47(d)	5,960,430
3,000,000			3.500% due 1/1/47(d)	3,075,703

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $9,107,500)	9,036,133

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
8,410		BBB+	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.757% due 9/25/45(e)	8,316

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2% (continued)
$ 108,640		AAA	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 0.872% due 4/20/35(e)	$104,713
55,658		BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.018% due 5/25/33(e)	55,505
770,380		AAA	CIFC Funding 2012-I Ltd., Series 2012-1A, Class A1R2, 2.177% due 8/14/24(c)(e)	769,281
16,360		BB	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 2.874% due 3/25/34(e)	16,216
47,144		AA(f)	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 28A1, 3.212% due 8/27/37(c)(e)	47,182
8,532		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.902% due 6/20/35(e)	8,048
127,716		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.232% due 7/25/45(e)	107,732
32,045		AA+	MRFC Mortgage Pass Through Trust, Series 2000-TBC2, Class A1, 1.018% due 6/15/30(e)	30,603
239,589		NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(c)	238,859
600,000		B-	RASC Trust, Series 2006-KS3, Class M1, 0.922% due 4/25/36(e)	500,777
799,946		B	Sequoia Mortgage Trust, Series 6, Class A, 1.202% due 4/19/27(e)	749,417
650,000		B-	Specialty Underwriting & Residential Finance Trust, Series 2005-AB1, Class M2, 1.267% due 3/25/36(e)	607,874
361,041		BBB	Structured Asset Investment Loan Trust, Series 2003-BC13, Class 1A3, 1.592% due 11/25/33(e)	333,826
769,615		NR	US Residential Opportunity Fund III Trust, Series 2016-1III, Class A, step bond to yield, 3.475% due 7/27/36(c)	770,120
483,458		NR	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, step bond to yield, 4.250% due 3/26/46(c)	490,040
471,927		NR	VOLT XLII LLC, Series 2016-NPL2, Class A1, step bond to yield, 4.250% due 3/26/46(c)	476,579
811,243		NR	VOLT XLV LLC, Series 2016-NPL5, Class A1, step bond to yield, 4.000% due 5/25/46(c)	818,728
			WaMu Mortgage Pass Through Certificates Trust:
26,025		Baa1(b)	Series 2002-AR2, Class A, 1.851% due 2/27/34(e)	25,547
10,547		A	Series 2002-AR17, Class 1A, 1.742% due 11/25/42(e)	9,822
623,394		AA	Series 2005-AR13, Class A1A1, 0.882% due 10/25/45(e)	600,372
6,708		A+	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A2, 3.084% due 5/25/34(e)	6,786

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,695,059)	6,776,343

CORPORATE BONDS & NOTES - 4.1%
Automobliles - 0.5%
800,000		BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.351% due 11/20/17(c)(e)	797,708

Banks - 1.7%
			CIT Group Inc., Senior Unsecured Notes:
100,000		BB+	4.250% due 8/15/17	101,653
300,000		BB+	3.875% due 2/19/19	306,000
700,000		BBB+	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21(c)	690,077
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	141,939
			Realkredit Danmark AS, Covered Notes:
1,000,000	DKK	AAA	1.000% due 1/1/17	143,489
1,300,000	DKK	AAA	1.000% due 4/1/17	186,028
400,000	DKK	AAA	2.000% due 4/1/17	57,431
700,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.380% due 11/24/17(e)	704,977
400,000		Aaa(b)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(c)	399,408

			Total Banks	2,731,002

Consumer Finance - 0.4%
600,000		BB+	Ally Financial Inc., Company Guaranteed Notes, 2.750% due 1/30/17	600,230

Diversified Financial Services - 0.9%
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	647,280
200,000		BB-	Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	206,920
700,000		B	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	690,375

			Total Diversified Financial Services	1,544,575

Electric Utilities - 0.1%
100,000		BBB+	E.ON International Finance BV, Company Guaranteed Notes, 5.800% due 4/30/18(c)	105,291

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Food Products - 0.0%
$ 100,000		A-	Wesfarmers Ltd., Company Guaranteed Notes, 1.874% due 3/20/18(c)	$99,868

Media - 0.1%
100,000		BBB	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	107,191

Metals & Mining - 0.0%
100,000		BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	100,052

Oil, Gas & Consumable Fuels - 0.3%
400,000		B+	Petrobras Global Finance BV, Company Guaranteed Notes, 8.375% due 5/23/21	430,000

Transportation Infrastructure - 0.1%
100,000	EUR	NR	Hellenic Railways Organization SA, Government Guaranteed Notes, 4.028% due 3/17/17	105,445

			TOTAL CORPORATE BONDS & NOTES (Cost - $6,621,359)	6,621,362

ASSET-BACKED SECURITY - 0.2%
Student Loans - 0.2%
300,000		Aaa(b)	Navient Student Loan Trust, Series 2016-7A, Class A, 1.670% due 3/25/66(c)(e) (Cost - $300,000)	303,382

Notional Amounts†/ Number of Contracts
PURCHASED OPTIONS - 0.2%
United Kingdom - 0.0%
40	GBP		Option on 3-Month Sterling June Futures, Put @ $98.50, expires 6/21/2017, CSFB	156

United States - 0.2%
7,100,000			10-Year Swaption, 3-Month USD-LIBOR, Put @ 2.765%, expires 7/16/2018, JPM	195,039
800,000			30-Year Swaption, 3-Month USD-LIBOR, Call @ 2.150%, expires 6/15/2018, DUB	37,211
800,000			30-Year Swaption, 3-Month USD-LIBOR, Put @ 2.150%, expires 6/15/2018, DUB	109,107

			Total United States	341,357

			TOTAL PURCHASED OPTIONS (Cost - $245,685)	341,513

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $212,437,188)	212,713,412

Face Amount†
SHORT-TERM INVESTMENTS - 1.0%
TIME DEPOSITS - 0.4%
552,861			ANZ National Bank - London, 0.150% due 12/1/16	552,861
			BBH - Grand Cayman:
291	AUD		0.745% due 12/1/16	215
24	NZD		1.200% due 12/1/16	17
77,703	GBP		Deutsche Bank AG - Grand Cayman, 0.050% due 12/1/16	97,226
34,549	EUR		HSBC Bank PLC - London, (0.574)% due 12/1/16	36,613

			TOTAL TIME DEPOSITS (Cost - $686,932)	686,932

U.S. GOVERNMENT AGENCY - 0.6%
1,000,000			Federal Home Loan Bank Discount Notes, 0.448% due 1/18/17(g) (Cost - $999,403)	999,403

			TOTAL SHORT-TERM INVESTMENTS (Cost - $1,686,335)	1,686,335

			TOTAL INVESTMENTS - 133.3% (Cost - $214,123,523#)	214,399,747

			Liabilities in Excess of Other Assets - (33.3)%	(53,601,373)

			TOTAL NET ASSETS - 100.0%	$160,798,374

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	This security is traded on a TBA basis (see Note 1).
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2016.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Obligations	82.1%
Sovereign Bonds	6.4
Mortgage-Backed Securities	4.2
Collateralized Mortgage Obligations	3.1
Corporate Bonds & Notes	3.1
Purchased Options	0.2
Asset-Backed Security	0.1
Short-Term Investments	0.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Options Contracts Written

Notional Amounts/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
21	EUR	Euro-Bobl December January, Put	UBS	12/23/16	$132.25	$4,006
United Kingdom
40	GBP	3- Month Sterling June Futures, Put	CSFB	6/21/17	98.00	—
United States
700,000	EUR	Markit iTraxx Europe Series 26 5-Year Index, Put	BCLY	2/15/17	1.05	1,087
400,000	EUR	Markit iTraxx Europe Series 26 5-Year Index, Put	BCLY	2/15/17	1.10	494

		Total United States				1,581

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received —$6,838)				$5,587

During the period ended November 30, 2016, options contracts written transactions for Inflation-Linked Fixed Income Fund was as follows:

	Notional Amounts/ Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	3,361,056	$33,665
Options written	6,070,091	39,561
Options closed	(4,050,086)	(34,560)
Options expired	(4,281,000)	(31,788)

Options contracts written, outstanding at November 30, 2016	1,100,061	$6,838

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	JPMorgan Chase & Co.:
$5,367,750	0.930% due 12/5/16	$5,367,750
30,770,088	1.000% due 1/13/17	30,770,088
	Merrill Lynch & Pierce, Fenner & Smith Inc.:
9,048,000	1.150% due 1/3/17	9,048,000

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $45,185,838)	$45,185,838

For the period ended November 30, 2016, the average borrowing and interest rate under the reverse repurchase agreements were $52,528,059 and 0.700%, respectively.

At November 30, 2016, Inflation-Linked Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-BTP December Futures	1	12/16	$143,416	$(6,051)
Euro-Bund March Futures	15	3/17	2,586,002	3,815
U.S. Treasury 10-Year Note March Futures	4	3/17	498,062	(187)

				(2,423)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
90-Day Eurodollar December Futures	27	12/16	$6,683,175	$2,576
Euro-Bobl December Futures	23	12/16	3,203,508	6,952
Euro-Bund December Futures	8	12/16	1,365,467	5,648
Euro-OAT December Futures	13	12/16	2,106,878	81,558
U.S. Treasury 2-Year Note March Futures	122	3/17	26,451,125	15,250
United Kingdom Treasury 10-Year Gilt March Futures	8	3/17	1,234,733	3,854

				115,838

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$113,415

At November 30, 2016, Inflation-Linked Fixed Income Fund had deposited cash of $197,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2016, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	513,000	JPM	$378,697	12/2/16	$(9,893)
Brazilian Real	868,167	BNP	256,475	12/2/16	884
Brazilian Real	868,167	DUB	256,475	12/2/16	(16,525)
Brazilian Real	593,447	BNP	173,556	1/4/17	1,821
Danish Krone	6,701	BCLY	956	1/3/17	(44)
Euro	116,000	BNP	122,931	12/2/16	(1,270)
Euro	81,000	BNP	85,840	12/2/16	(1,440)
Euro	4,415,000	BNP	4,678,795	12/2/16	5,518
Euro	255,000	BNP	270,236	12/2/16	(13,073)
Euro	781,000	HSBC	827,664	12/2/16	(11,003)
Indian Rupee	52,859,070	HSBC	766,997	1/17/17	(15,174)
Mexican Peso	246,178	DUB	11,854	2/13/17	(978)
Mexican Peso	22,160,868	HSBC	1,067,134	2/13/17	(89,578)
Russian Ruble	25,900,440	JPM	402,656	12/15/16	(1,344)

					(152,099)

Contracts to Sell:
Australian Dollar	1,038,000	HSBC	766,252	12/2/16	29,478
Brazilian Real	593,447	BNP	175,317	12/2/16	(1,946)
Brazilian Real	274,720	BNP	81,158	12/2/16	6,118
Brazilian Real	868,167	DUB	256,475	12/2/16	(883)
Brazilian Real	1,900,000	BNP	542,528	4/4/17	(2,341)
Brazilian Real	2,800,000	BNP	799,514	4/4/17	3,767
Brazilian Real	21,600,000	JPM	6,167,684	4/4/17	23,468
British Pound	1,690,000	BNP	2,118,777	2/14/17	(10,049)
Chinese Offshore Renminbi	16,018,099	BCLY	2,299,342	2/15/17	53,803
Chinese Offshore Renminbi	3,313,622	JPM	475,659	2/15/17	7,341
Danish Krone	1,010,000	BNP	144,135	1/3/17	10,470
Danish Krone	1,721,000	HSBC	246,712	4/3/17	14,442

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Euro	5,648,000	BNP	$5,985,467	12/2/16	$192,429
Euro	4,415,000	BNP	4,688,484	1/6/17	(5,758)
Indian Rupee	14,378,520	BNP	208,635	1/17/17	4,064
Indian Rupee	2,251,959	DUB	32,676	1/17/17	637
Indian Rupee	7,278,404	DUB	105,611	1/17/17	2,037
Mexican Peso	13,571,000	JPM	653,498	2/13/17	69,199
New Zealand Dollar	1,092,000	JPM	771,429	2/14/17	4,973
Russian Ruble	7,440,240	JPM	115,668	12/15/16	332
Russian Ruble	18,261,100	JPM	283,893	12/15/16	2,107
Singapore Dollar	558,361	HSBC	389,542	1/17/17	5,702

					409,390

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$257,291

At November 30, 2016, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.610%	07/07/2021	CSFB	MXN 8,600,000	$(2,605)
Pay	28-Day MXN TIIE Banxico	6.750%	08/31/2021	CSFB	MXN 9,200,000	(2,167)
Pay	28-Day MXN TIIE Banxico	7.030%	11/10/2021	CSFB	MXN 10,500,000	(3,432)
Pay	28-Day MXN TIIE Banxico	7.380%	11/04/2026	CSFB	MXN 900,000	(760)
Pay	28-Day MXN TIIE Banxico	7.388%	11/17/2021	CSFB	MXN 1,100,000	404
Receive	3-Month USD-LIBOR	1.500%	12/21/2021	CSFB	USD 1,300,000	1,133
Receive	3-Month USD-LIBOR	1.750%	12/21/2026	CSFB	USD 630,000	42,547
Receive	3-Month USD-LIBOR	2.250%	12/21/2046	CSFB	USD 530,000	90,210
Receive	3-Month USD-LIBOR	2.500%	02/22/2026	CSFB	USD 26,440,000	604,995
Receive	6-Month GBP-LIBOR	1.750%	03/15/2047	CSFB	GBP 50,000	7,847

						$738,172

At November 30, 2016, Inflation-Linked Fixed Income Fund held the following OTC Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year EUR Inflation Linked	0.806%	04/15/2021	BNP	EUR 1,000,000	$12,758	$—	$12,758
Receive	10-Year EUR Inflation Linked	1.140%	08/15/2026	BNP	EUR 400,000	(12,252)	—	(12,252)
Receive	1-Year USD Inflation Linked	1.340%	01/01/2017	JPM	USD 1,700,000	(4,937)	—	(4,937)
Receive	1-Year USD Inflation Linked	1.413%	01/15/2017	JPM	USD 800,000	(2,314)	—	(2,314)
Receive	1-Year USD Inflation Linked	1.550%	01/15/2017	JPM	USD 3,000,000	(4,560)	—	(4,560)
Receive	1-Year USD Inflation Linked	2.000%	04/15/2017	JPM	USD 5,600,000	(14,752)	(1,750)	(13,002)
Pay	5-Year USD Inflation Linked	1.550%	07/26/2021	JPM	USD 400,000	10,641	—	10,641
Pay	5-Year USD Inflation Linked	1.603%	09/12/2021	JPM	USD 310,000	7,109	—	7,109
Receive	10-Year USD Inflation Linked	1.730%	07/26/2026	JPM	USD 400,000	(21,049)	—	(21,049)
Receive	10-Year USD Inflation Linked	1.762%	08/30/2026	JPM	USD 1,500,000	(72,102)	—	(72,102)
Receive	10-Year USD Inflation Linked	1.801%	09/12/2026	JPM	USD 310,000	(14,044)	—	(14,044)

						$(115,502)	$(1,750)	$(113,752)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2016, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	0.830%	05/15/2018	CSFB	EUR 1,100,000	$(993)
Pay	2-Year EUR Inflation Linked	0.883%	11/15/2018	CSFB	EUR 200,000	182
Pay	2-Year EUR Inflation Linked	0.890%	11/15/2018	CSFB	EUR 300,000	920
Pay	5-Year EUR Inflation Linked	0.875%	05/15/2021	CSFB	EUR 800,000	3,556
Receive	10-Year EUR Inflation Linked	1.178%	05/15/2026	CSFB	EUR 200,000	(1,275)
Receive	15-Year GBP Inflation Linked	3.140%	07/15/2031	CSFB	GBP 2,900,000	57,469
Receive	15-Year GBP Inflation Linked	3.530%	10/15/2031	CSFB	GBP 580,000	(3,404)
Receive	15-Year GBP Inflation Linked	3.616%	10/15/2031	CSFB	GBP 740,000	11,497
Pay	4-Year USD Inflation Linked	2.027%	11/23/2020	CSFB	USD 700,000	932

						$68,884

At November 30, 2016, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/16 (2)	Notional Amounts (3)	Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond, BB	1.000%	06/20/2021	DUB	2.680%	USD 100,000	$(6,896)	$(8,609)	$1,713
Brazil Government International Bond, BB	1.000%	06/20/2021	HSBC	2.680%	USD 800,000	(55,168)	(55,500)	332
Colombia Government International Bond, BBB	1.000%	06/20/2021	BCLY	1.722%	USD 200,000	(5,799)	(5,674)	(125)
Colombia Government International Bond, BBB	1.000%	06/20/2021	DUB	1.722%	USD 100,000	(2,899)	(2,856)	(43)
Colombia Government International Bond, BBB	1.000%	06/20/2021	HSBC	1.722%	USD 200,000	(5,799)	(6,361)	562
Colombia Government International Bond, BBB	1.000%	12/20/2021	HSBC	1.893%	USD 300,000	(12,011)	(10,899)	(1,112)
Mexico Government International Bond, BBB+	1.000%	06/20/2021	DUB	1.644%	USD 200,000	(5,136)	(4,828)	(308)
Russia Government International Bond, BB+	1.000%	06/20/2021	JPM	2.055%	USD 100,000	(4,312)	(6,134)	1,822

						$(98,020)	$(100,861)	$2,841

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/16 (2)	Notional Amounts (3)	Unrealized (Depreciation)
Markit CDX North America Investment Grade Series 26 5-Year Index	(1.000%)	06/20/2021	CSFB	0.654%	USD 1,000,000	$(7,661)

						$(7,661)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

At November 30, 2016, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $1,213,000 for open centrally cleared swap contracts.

At November 30, 2016, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $590,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
UBS	—	UBS Securities LLC

See pages 205 - 206 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 71.2%
Airlines - 1.2%
$ 482,976		A	Northwest Airlines Inc. Class A Pass Through Trust, Series 2007-1, Pass Thru Certificates, 7.027% due 11/1/19	$542,745
453,705		BBB+	Northwest Airlines Inc. Class G-2 Pass Through Trust, Series 2002-1, Pass Thru Certificates, 6.264% due 11/20/21	487,166
958,809		A	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	1,003,393

			Total Airlines	2,033,304

Automobiles - 1.5%
1,500,000		A-	Aviation Capital Group Corp., Senior Unsecured Notes, 4.625% due 1/31/18(a)	1,542,330
900,000		BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.750% due 5/11/17(a)	908,648

			Total Automobiles	2,450,978

Banks - 19.0%
			Bank of America Corp., Senior Unsecured Notes:
1,300,000		BBB+	6.875% due 4/25/18	1,387,516
1,000,000		BBB+	5.650% due 5/1/18	1,050,817
400,000		AAA	Bank of Scotland PLC, Covered Notes, 5.250% due 2/21/17	403,978
			Barclays Bank PLC, Subordinated Notes:
1,500,000		BBB-	6.050% due 12/4/17	1,555,587
700,000		BBB-	6.050% due 12/4/17(a)	725,585
300,000		BBB	Barclays PLC, Senior Unsecured Notes, 2.000% due 3/16/18	299,633
2,500,000		A	BPCE SA, Company Guaranteed Notes, 1.473% due 6/23/17(b)(c)	2,502,960
			CIT Group Inc., Senior Unsecured Notes:
200,000		BB+	5.000% due 5/15/17	202,500
200,000		BB+	4.250% due 8/15/17	203,306
1,200,000		BB+	5.250% due 3/15/18	1,244,064
800,000		BB+	5.500% due 2/15/19(a)	846,500
1,250,000		A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	1,246,469
2,600,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 1.463% due 3/23/18(a)(b)	2,607,275
600,000		BBB-	HBOS PLC, Subordinated Notes, 1.535% due 9/6/17(b)	599,387
300,000		A	HSBC Holdings PLC, Senior Unsecured Notes, 3.081% due 3/8/21(b)	313,123
2,000,000		A	HSBC USA Inc., Senior Unsecured Notes, 1.700% due 3/5/18	1,996,754
1,500,000		BBB-	Intesa Sanpaolo SpA, Company Guaranteed Notes, 2.375% due 1/13/17	1,506,900
1,600,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(a)	1,614,861
19,000,000	DKK	AAA	Realkredit Danmark AS, Covered Notes, 2.000% due 1/1/17	2,751,050
			Royal Bank of Scotland PLC (The), Subordinated Notes:
800,000		BB+	9.500% due 3/16/22(b)	816,897
700,000	EUR	BB+	10.500% due 3/16/22(b)	762,751
2,800,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.380% due 11/24/17(b)	2,819,908
1,400,000		A+	Shinhan Bank, Senior Unsecured Notes, 4.375% due 7/27/17(a)	1,423,618
1,600,000		BBB+	Standard Chartered PLC, Senior Unsecured Notes, 1.181% due 9/8/17(a)(b)	1,596,014
1,300,000		A+	Suncorp-Metway Ltd., Senior Unsecured Notes, 1.700% due 3/28/17(a)	1,301,495
200,000		A+	UBS AG, Senior Unsecured Notes, 1.557% due 3/26/18(b)	200,759

			Total Banks	31,979,707

Beverages - 0.6%
1,000,000		A-	SABMiller Holdings Inc., Company Guaranteed Notes, 1.576% due 8/1/18(a)(b)	1,001,937

Building Products - 0.9%
1,400,000		BB+	USG Corp., Senior Unsecured Notes, 8.250% due 1/15/18	1,484,000

Capital Markets - 2.6%
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000		BBB+	2.006% due 11/15/18(b)	1,010,180
2,285,000		BBB+	2.050% due 9/15/20(b)(c)	2,306,941
1,000,000		A-	UBS Group Funding Jersey Ltd., Company Guaranteed Notes, 2.661% due 4/14/21(a)(b)	1,034,821

			Total Capital Markets	4,351,942

Commercial Services & Supplies - 2.0%
1,500,000		A1(d)	Central Nippon Expressway Co., Ltd., Senior Unsecured Notes, 2.079% due 11/5/19	1,495,167
800,000		BBB+	ERAC USA Finance LLC, Company Guaranteed Notes, 6.375% due 10/15/17(a)	832,850

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies - 2.0% - (continued)
$ 1,000,000	BBB+	HPHT Finance 15 Ltd., Company Guaranteed Notes, 2.250% due 3/17/18(e)	$1,000,705

		Total Commercial Services & Supplies	3,328,722

Consumer Finance - 9.0%
		Ally Financial Inc.:
		Company Guaranteed Notes:
100,000	BB+	2.750% due 1/30/17	100,038
500,000	BB+	5.500% due 2/15/17	503,750
1,100,000	BB+	4.750% due 9/10/18	1,133,110
300,000	BB+	Senior Unsecured Notes, 3.250% due 2/13/18	302,400
3,000,000	A	Daimler Finance North America LLC, Company Guaranteed Notes, 1.515% due 10/30/19(a)(b)(c)	3,008,715
900,000	BBB	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.375% due 1/16/18	904,226
		General Motors Financial Co., Inc., Company Guaranteed Notes:
1,400,000	BBB-	4.750% due 8/15/17	1,430,450
1,500,000	BBB-	6.750% due 6/1/18	1,598,454
1,300,000	A-	Hyundai Capital Services Inc., Senior Unsecured Notes, 3.500% due 9/13/17(a)	1,317,452
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
2,000,000	A-	1.664% due 4/6/18(a)(b)	2,011,952
350,000	A-	1.851% due 3/8/19(a)(b)	353,448
1,000,000	BBB	RCI Banque SA, Senior Unsecured Notes, 3.500% due 4/3/18(a)	1,020,389
1,000,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.290% due 5/23/17(a)(b)	998,541
500,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 2.375% due 3/22/17(a)	501,797

		Total Consumer Finance	15,184,722

Diversified Financial Services - 6.8%
		Bear Stearns Cos. LLC (The), Company Guaranteed Notes:
1,100,000	A-	6.400% due 10/2/17	1,144,703
500,000	A-	7.250% due 2/1/18	531,166
190,000	A3(d)	4.650% due 7/2/18	198,064
2,100,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 2.194% due 10/26/20(b)	2,128,264
		International Lease Finance Corp.:
600,000	BBB-	Senior Secured Notes, 7.125% due 9/1/18(a)	651,000
		Senior Unsecured Notes:
500,000	BBB-	8.750% due 3/15/17	509,699
400,000	BBB-	6.250% due 5/15/19	431,520
		LeasePlan Corp. NV, Senior Unsecured Notes:
800,000	BBB-	3.000% due 10/23/17(a)	807,972
200,000	BBB-	2.500% due 5/16/18(a)	200,385
1,200,000	NR	Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes, 1.836% due 2/20/19(b)	1,198,405
		Navient Corp., Senior Unsecured Notes:
300,000	BB-	4.625% due 9/25/17	304,875
300,000	BB-	8.450% due 6/15/18	324,000
700,000	BB-	5.500% due 1/15/19	724,220
700,000	B	Springleaf Finance Corp., Company Guaranteed Notes, 6.900% due 12/15/17	731,500
1,500,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.287% due 11/9/17(b)	1,511,817

		Total Diversified Financial Services	11,397,590

Diversified Telecommunication Services - 1.9%
		AT&T Inc., Senior Unsecured Notes:
800,000	BBB+	1.750% due 1/15/18	799,762
800,000	BBB+	1.768% due 6/30/20(b)	800,981
200,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.999% due 6/4/18	213,708
1,400,000	BBB	Telefonica Emisiones SAU, Company Guaranteed Notes, 6.221% due 7/3/17	1,437,212

		Total Diversified Telecommunication Services	3,251,663

Electric Utilities - 1.8%
1,650,000	BBB+	Appalachian Power Co., Senior Unsecured Notes, 5.000% due 6/1/17	1,677,928
1,300,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 6.550% due 7/17/17	1,341,083

		Total Electric Utilities	3,019,011

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Energy Equipment & Services - 2.6%
		Energy Transfer Partners LP, Senior Unsecured Notes:
$ 400,000	BBB-	6.125% due 2/15/17	$403,463
900,000	BBB-	2.500% due 6/15/18	901,419
100,000	BBB	FMC Technologies Inc., Senior Unsecured Notes, 2.000% due 10/1/17	100,064
1,400,000	BBB-	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 6.125% due 1/15/17	1,442,709
1,600,000	A+	Sinopec Group Overseas Development 2012 Ltd., Company Guaranteed Notes, 2.750% due 5/17/17	1,607,629

		Total Energy Equipment & Services	4,455,284

Food & Staples Retailing - 0.6%
1,000,000	BB+	Tesco PLC, Senior Unsecured Notes, 5.500% due 11/15/17(a)	1,030,228

Health Care Providers & Services - 0.9%
1,500,000	A	Anthem Inc., Senior Unsecured Notes, 2.375% due 2/15/17	1,503,237

Hotels, Restaurants & Leisure - 1.4%
800,000	BB-	MGM Resorts International, Company Guaranteed Notes, 8.625% due 2/1/19	892,000
1,500,000	BBB-	Wyndham Worldwide Corp., Senior Unsecured Notes, 2.950% due 3/1/17	1,503,789

		Total Hotels, Restaurants & Leisure	2,395,789

Insurance - 0.8%
		American International Group Inc., Senior Unsecured Notes:
700,000	A-	6.400% due 12/15/20	798,808
500,000	A-	3.300% due 3/1/21	513,661

		Total Insurance	1,312,469

Media - 2.4%
1,100,000	B+	DISH DBS Corp., Company Guaranteed Notes, 4.250% due 4/1/18	1,124,750
1,400,000	BBB	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	1,500,677
1,500,000	BBB-	Viacom Inc., Senior Unsecured Notes, 2.200% due 4/1/19	1,495,305

		Total Media	4,120,732

Metals & Mining - 0.7%
500,000	BBB-	Glencore Finance Canada Ltd., Senior Unsecured Notes, 3.600% due 1/15/17(a)	500,650
700,000	BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	700,360

		Total Metals & Mining	1,201,010

Oil, Gas & Consumable Fuels - 7.7%
1,500,000	A-	BP Capital Markets PLC, Company Guaranteed Notes, 1.392% due 5/10/18(b)	1,502,883
1,800,000	A+	CNOOC Nexen Finance 2014 ULC, Company Guaranteed Notes, 1.625% due 4/30/17	1,799,121
		ConocoPhillips, Company Guaranteed Notes:
1,000,000	A-	5.750% due 2/1/19	1,077,215
1,000,000	A-	1.806% due 5/15/22(b)	986,538
1,000,000	BBB-	Kinder Morgan Finance Co. LLC, Company Guaranteed Notes, 6.000% due 1/15/18(a)	1,041,039
1,000,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.000% due 6/15/17	1,026,681
1,600,000	BBB+	National Grid North America Inc., Senior Unsecured Notes, 1.551% due 8/21/17(b)	1,597,866
500,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 2.000% due 10/1/17	501,208
		Petroleos Mexicanos, Company Guaranteed Notes:
1,200,000	BBB+	5.750% due 3/1/18	1,246,200
400,000	BBB+	3.500% due 7/18/18	405,000
1,400,000	BBB-	Pioneer Natural Resources Co., Senior Unsecured Notes, 6.650% due 3/15/17	1,420,675
400,000	BBB+	Southern Natural Gas Co. LLC, Company Guaranteed Notes, 5.900% due 4/1/17(a)	405,658

		Total Oil, Gas & Consumable Fuels	13,010,084

Pharmaceuticals - 1.9%
400,000	BBB	Actavis Funding SCS, Company Guaranteed Notes, 1.925% due 3/12/18(b)	403,457
1,300,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 1.646% due 6/22/18(b)	1,300,796
1,500,000	A-	Bayer US Finance LLC, Company Guaranteed Notes, 1.144% due 10/6/17(a)(b)	1,498,291

		Total Pharmaceuticals	3,202,544

Technology Hardware, Storage & Peripherals - 1.9%
1,200,000	BBB-	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 3.480% due 6/1/19(a)	1,222,994

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Technology Hardware, Storage & Peripherals - 1.9% - (continued)
$ 1,900,000		BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 2.700% due 10/5/17(a)	$1,920,872

			Total Technology Hardware, Storage & Peripherals	3,143,866

Tobacco - 1.8%
1,640,000		BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.050% due 2/11/18(a)	1,643,259
1,300,000		BBB	Reynolds American Inc., Company Guaranteed Notes, 2.300% due 6/12/18	1,310,626

			Total Tobacco	2,953,885

Transportation Infrastructure - 0.2%
400,000		BBB-	Asciano Finance Ltd., Company Guaranteed Notes, 5.000% due 4/7/18(a)(e)	411,236

Wireless Telecommunication Services - 1.0%
			Sprint Communications Inc., Senior Unsecured Notes:
800,000		B	6.000% due 12/1/16	802,000
800,000		B	8.375% due 8/15/17	833,250

			Total Wireless Telecommunication Services	1,635,250

			TOTAL CORPORATE BONDS & NOTES (Cost - $119,617,447)	119,859,190

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5%
141,169		AAA	American Home Mortgage Investment Trust, Series 2004-4, Class 2A1, 1.172% due 2/25/45(b)	139,293
552,103		AAA	AMMC CLO X Ltd., Series 2012-10A, Class A, 2.362% due 4/11/22(a)(b)	554,040
1,200,000		AAA	Ares XXV CLO Ltd., Series 2012-3A, Class AR, 2.100% due 1/17/24(a)(b)	1,202,034
1,000,000		AAA	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 1.758% due 1/15/28(a)(b)	1,002,035
400,000		(P)Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 1.968% due 11/15/33(a)(b)(e)	400,000
1,498,856		AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 1.252% due 9/25/34(b)	1,436,663
498,032		AAA	CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A, 5.289% due 12/11/49(b)	498,909
1,000,000		AAA	Cent CLO Ltd., Series 2013-19A, Class A1A, 2.217% due 10/29/25(a)(b)	1,000,230
1,300,000		A+	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4FL, 0.828% due 12/10/49(a)(b)	1,295,132
399,305		Aaa(d)	Colony Starwood Homes Trust, Series 2016-1A, Class A, 2.055% due 7/17/33(a)(b)	404,949
304,439		Aa2(d)	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A1A, 5.361% due 2/15/40	304,126
700,000	EUR	AAA	Dryden Euro CLO, Series 2013-27A, Class A1, 0.000% due 12/9/25(a)(b)(e)	741,825
625,000		A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(a)(e)	619,038
1,200,000		AAA	Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.052% due 12/24/23(a)(b)	1,200,304
800,064		AAA	Flatiron CLO Ltd., Series 2011-1A, Class A, 2.430% due 1/15/23(a)(b)	801,338
425,397		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 0.962% due 8/19/34(b)	415,773
1,000,000		AAA	Fortress Credit BSL Ltd., Series 2013-1A, Class A, 2.058% due 1/19/25(a)(b)	1,000,404
404,002		NR	GCAT LLC, Series 2016-1, Class A1, step bond to yield, 4.500% due 3/25/21(a)	406,538
2,885,734		NR	Government National Mortgage Association (GNMA), Series 2016-H06, Class FD, 1.451% due 7/20/65(b)	2,900,791
400,000		AAA	JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class A, 2.060% due 4/30/23(a)(b)	399,484
375,585		AA+	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440% due 6/12/47	375,732
1,080,198		AA	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(b)(f)	1,090,578
1,423,616		AAA	Neuberger Berman CLO XII Ltd., Series 2012-12A, Class A2RR, 2.182% due 7/25/23(a)(b)	1,425,513
			Palmer Square Loan Funding Ltd.:
714,815		AAA	Series 2016-2A, Class A1, 2.231% due 6/21/24(a)(b)	716,051
800,000		(P)AAA	Series 2016-3A, Class A1, 1.685% due 10/15/29(a)(b)(e)	800,000
1,095,769		AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 2.905% due 10/25/35(a)(b)	1,108,325
500,000		AAA	Shackleton II CLO Ltd., Series 2012-2A, Class A1R, 2.064% due 10/20/23(a)(b)	500,587
400,000		NR	Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.844% due 10/16/46(a)(b)(e)	400,300

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
$ 1,112,132		AAA	Telos CLO Ltd., Series 2016-7A, Class A, 2.530% due 4/17/25(a)(b)	$1,114,205
600,000		Aaa(d)	Tralee CLO III Ltd., Series 2014-3A, Class A1R, 1.803% due 7/20/26(a)(b)(e)	599,598
500,000		AAA	Venture X CLO Ltd., Series 2012-10A, Class AR, 2.080% due 7/20/22(a)(b)	500,125
805,764		NR	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, step bond to yield, 4.250% due 3/26/46(a)	816,733
1,432,088		NR	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, step bond to yield, 3.500% due 7/25/46(a)	1,432,382
			Wachovia Bank Commercial Mortgage Trust:
749,997		AAA	Series 2007-C31, Class A4, 5.509% due 4/15/47	752,950
1,300,000		A+	Series 2007-C32, Class A4FL, 0.730% due 6/15/49(a)(b)	1,289,183
1,585,589		AA	WaMu Mortgage Pass Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.882% due 10/25/45(b)	1,527,034

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,071,597)	31,172,202

SOVEREIGN BONDS - 8.0%
Japan - 4.0%
130,000,000	JPY	A1(d)	Fukuoka Prefecture, 0.180% due 7/27/17	1,137,804
3,000,000		A+	Japan Finance Organization for Municipalities, 2.500% due 9/12/18(a)	3,030,030
100,000,000	JPY	NR	Major Joint Local Government Bond, 1.720% due 11/24/17	888,955
100,000,000	JPY	NR	Nuclear Damage Compensation & Decommissioning Facilitation Corp., 0.059% due 11/2/17	874,704
100,000,000	JPY	NR	Tokyo Metropolitan Government, 1.770% due 3/17/17	878,432

			Total Japan	6,809,925

South Korea - 4.0%
3,000,000		Aa2(d)	Export-Import Bank of Korea, 1.311% due 5/21/18(b)	2,987,880
1,400,000		AA	Korea Development Bank (The), 2.250% due 8/7/17	1,406,903
1,000,000		AAu	Korea East-West Power Co., Ltd., 2.500% due 7/16/17(a)	1,003,874
1,300,000		AA	Korea Land & Housing Corp., 1.875% due 8/2/17(a)	1,301,178

			Total South Korea	6,699,835

			TOTAL SOVEREIGN BONDS (Cost - $13,727,560)	13,509,760

U.S. GOVERNMENT OBLIGATION - 4.3%
7,113,555			U.S. Treasury Inflation Indexed Notes, 0.125% due 4/15/20(c) (Cost - $7,265,305)	7,179,782

SENIOR LOANS - 1.0%
1,200,000		NR	Energy Future Intermediate Holding Co. LLC, 4.250% due 6/30/17	1,207,500
396,939		NR	Las Vegas Sands LLC, due 12/19/20(g)	399,997

			TOTAL SENIOR LOANS (Cost - $1,607,737)	1,607,497

CERTIFICATE OF DEPOSIT - 0.6%
1,000,000			Sumitomo Mitsui Banking Corp., 1.254% due 5/2/2017(b) (Cost - $998,360)	1,000,771

ASSET-BACKED SECURITY - 0.2%
Student Loans - 0.2%
393,147		Aaa(d)	Navient Student Loan Trust, Series 2016-5A, Class A, 1.834% due 6/25/65 (Cost - $393,147)(a)(b)	398,871

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $174,681,153)	174,728,073

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 16.7%
COMMERCIAL PAPERS - 2.1%
$ 500,000		Eni Finance USA Inc., 1.730% due 7/14/17(a)(h)	$494,687
2,220,000		Ford Motor Credit Co. LLC, 1.730% due 9/12/17(a)(h)	2,190,123
500,000		Plains All American Pipeline LP, 1.586% due 2/1/17(a)(h)	498,639
300,000		Viacom Inc., 1.221% due 12/19/16(a)(h)	299,817

		TOTAL COMMERCIAL PAPER (Cost - $3,483,266)	3,483,266

REPURCHASE AGREEMENT - 2.4%
4,100,000		Nomura Securities Fixed Income repurchase agreement dated 11/30/16, 0.330% due 12/1/16, Proceeds at maturity - $4,100,038; (Fully collateralized by U.S. Treasury Bond, 3.000%, due 11/15/45: Market Valued - $4,172,796)(h) (Cost - $4,100,000)	4,100,000

TIME DEPOSITS - 0.3%
535,163		ANZ National Bank - London, 0.150% due 12/1/16	535,163
		BBH - Grand Cayman:
930	EUR	(0.574%) due 12/1/16	985
4,633	DKK	(0.400%) due 12/1/16	660
15,659	JPY	(0.360%) due 12/1/16	137
798	CAD	0.050% due 12/1/16	594
23,159	AUD	0.745% due 12/1/16	17,096

		TOTAL TIME DEPOSITS (Cost - $554,635)	554,635

U.S. GOVERNMENT OBLIGATION - 11.9%
20,000,000		U.S. Treasury Bill, 0.417% due 2/2/17(h) (Cost - $19,985,409)	19,985,409

		TOTAL SHORT-TERM INVESTMENTS (Cost - $28,123,310)	28,123,310

		TOTAL INVESTMENTS - 120.5% (Cost - $202,804,463#)	202,851,383

		Liabilities in Excess of Other Assets - (20.5)%	(34,570,252)

		TOTAL NET ASSETS - 100.0%	$168,281,131

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2016.
(c)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Illiquid security.
(f)	Affiliated security:

Underlying Security	Face Amount held at August 31, 2016	Face Amount purchased	Face Amount sold*	Face Amount held at November 30, 2016
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49	$1,118,119	$—	$(37,921)	$1,080,198

Underlying Security		Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of November 30, 2016
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49		$—	$14,247	$1,090,578

*	Includes Paydown transactions which are not recognized as a true sales.

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
OTC	—	Over The Counter
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	59.1%
Collateralized Mortgage Obligations	15.4
Sovereign Bonds	6.6
U.S. Government Obligation	3.5
Senior Loans	0.8
Certificate of Deposit	0.5
Asset-Backed Security	0.2
Short-Term Investments	13.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	Credit Suisse Securities (USA) LLC:
$ 5,245,000	0.800% due 12/5/16	$5,245,000
2,154,000	0.900% due 12/5/16	2,154,000
	SG Americas Securities LLC:
4,674,375	0.480% due 12/1/16	4,674,375

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $12,073,375)	$12,073,375

For the period ended November 30, 2016, the average borrowing and interest rate under the reverse repurchase agreements were $4,819,637 and 0.644%, respectively.

At November 30, 2016, Ultra-Short Term Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond December Futures	69	12/16	$5,698,193	$(24,480)

Contracts to Sell:
90-Day Eurodollar June Futures	260	6/18	63,960,000	26,025
U.S. Treasury 2-Year Note March Futures	47	3/17	10,190,187	5,875
U.S. Treasury 5-Year Note March Futures	25	3/17	2,946,094	6,641

				38,541

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$14,061

At November 30, 2016, Ultra-Short Term Fixed Income Fund had deposited cash of $231,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2016, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,289,000	HSBC	$1,689,740	12/2/16	$(15,794)
Australian Dollar	736,000	JPM	543,315	12/2/16	(12,441)
Australian Dollar	1,071,000	JPM	790,613	12/2/16	2,437
Canadian Dollar	3,187,000	BNP	2,373,134	12/2/16	17,821
Euro	705,000	BNP	747,124	12/2/16	(12,536)
Euro	2,308,000	BNP	2,445,902	12/2/16	2,884
Japanese Yen	230,000,000	BNP	2,014,811	1/6/17	425
Mexican Peso	30,748,985	SCB	1,491,773	12/15/16	(162,021)
Mexican Peso	1,950,969	JPM	93,947	2/13/17	(53)
Mexican Peso	1,721,975	SCB	82,920	2/13/17	(80)

					(179,358)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	4,096,000	HSBC	$3,023,668	12/2/16	$116,321
Australian Dollar	2,289,000	HSBC	1,688,188	1/6/17	15,847
Canadian Dollar	3,179,000	JPM	2,367,177	12/2/16	7,448
Danish Krone	400,000	HSBC	57,083	1/3/17	4,320
Danish Krone	19,000,000	HSBC	2,711,456	1/3/17	144,660
Euro	2,240,000	BNP	2,373,839	12/2/16	76,318
Euro	773,000	JPM	819,187	12/2/16	21,828
Euro	2,308,000	BNP	2,450,967	1/6/17	(3,010)
Japanese Yen	100,000,000	JPM	878,676	3/17/17	16,179
Japanese Yen	130,000,000	JPM	1,150,345	7/27/17	21,459
Japanese Yen	100,000,000	JPM	889,818	11/2/17	80,585
Japanese Yen	100,000,000	JPM	890,936	11/24/17	80,504
Mexican Peso	30,748,985	SCB	1,491,773	12/15/16	166,435
Mexican Peso	2,217,000	BNP	106,757	2/13/17	(1,776)
Mexican Peso	3,419,000	HSBC	164,639	2/13/17	(4,587)

					742,531

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$563,173

At November 30, 2016, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Unrealized (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.798%	09/06/2021	CSFB	MXN 139,700,000	$(138,493)

At November 30, 2016, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $468,000 for open centrally cleared swap contracts.

At November 30, 2016, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $280,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso

Counterparty Abbreviations used in this schedule:

BNP	—	BNP Paribas SA
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
SCB	—	Standard Chartered Bank

See pages 205 - 206 for definitions of ratings.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (NAV).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$194,524,411	$194,524,411	$—	$—
Consumer Staples	156,495,277	156,495,277	—	—
Energy	122,098,132	122,098,132	—	—
Financials	200,436,989	200,436,989	—	—
Health Care	226,219,638	226,219,638	—	—
Industrials	148,583,333	148,583,333	—	—
Information Technology	374,579,181	374,579,181	—	—
Materials	51,523,352	51,523,352	—	—
Real Estate	31,315,008	31,315,008	—	—
Telecommunication Services	33,677,140	33,677,140	—	—
Utilities	32,224,437	32,224,437	—	—
Closed End Mutual Fund Security:
Financials	59,852,809	59,852,809	—	—
Short-Term Investments:
Money Market Fund	13,009,744	13,009,744	—	—
Time Deposits	34,454,927	—	34,454,927	—

Total Investments, at value	$1,678,994,378	$1,644,539,451	$34,454,927	$—

Other Financial Instruments — Assets
Futures Contracts	$148,812	$148,812	$—	$—

Total Other Financial Instruments — Assets	$148,812	$148,812	$—	$—

	Total Fair Value at November 30, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$64,976,392	$64,976,392	$—	$—
Consumer Staples	11,080,988	11,080,988	—	—
Energy	13,915,247	13,915,247	—	—
Financials	62,388,096	62,388,096	—	—
Health Care	63,618,959	63,618,959	—	—
Industrials	101,917,149	101,917,149	—	—
Information Technology	88,077,734	88,077,734	—	—
Materials	29,043,006	29,043,006	—	—
Real Estate	26,240,398	26,240,398	—	—
Telecommunication Services	2,538,724	2,538,724	—	—
Utilities	8,335,891	8,335,891	—	—
Right:
Consumer Discretionary	— *	—	—	—	*
Convertible Preferred Stock:
Utilities	235,044	235,044	—	—
Short-Term Investments:
Money Market Fund	13,341,330	13,341,330	—	—
Time Deposits	12,732,066	—	12,732,066	—

Total Investments, at value	$498,441,024 *	$485,708,958	$12,732,066	$—	*

Other Financial Instruments — Assets
Futures Contracts	$183,498	$183,498	$—	$—

Total Other Financial Instruments — Assets	$183,498	$183,498	$—	$—

Other Financial Instruments — Liabilities
Futures Contract	$(205)	$(205)	$—	$—

Total Other Financial Instruments — Liabilities	$(205)	$(205)	$—	$—

International Equity Fund
Investments, at value
Common Stocks:
France	$112,077,677	$42,591	$112,035,086	$—
Germany	91,422,468	—	91,422,468	—
Japan	184,721,088	318,581	184,402,507	—
Netherlands	57,832,454	642,988	57,189,466	—
Switzerland	115,126,756	—	115,126,756	—
United Kingdom	179,372,768	—	179,372,768	—
Other Countries**	288,664,468	47,354,998	241,279,786	29,684
Preferred Stocks:
Brazil	1,518,230	1,518,230	—	—
Germany	11,926,519	—	11,926,519	—
Rights:
Australia	1,247	—	1,247	—
Spain	2,975	—	2,975	—
United Kingdom	2,412	—	—	2,412
Short-Term Investments:
Money Market Fund	6,487,191	6,487,191	—	—
Time Deposits	16,884,249	—	16,884,249	—

Total Investments, at value	$1,066,040,502	$56,364,579	$1,009,643,827	$32,096

Other Financial Instruments — Assets
Futures Contracts	$41,189	$41,189	$—	$—

Total Other Financial Instruments — Assets	$41,189	$41,189	$—	$—

Other Financial Instruments — Liabilities
Futures Contract	$(15,834)	$(15,834)	$—	$—

Total Other Financial Instruments — Liabilities	$(15,834)	$(15,834)	$—	$—

	Total Fair Value at November 30, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$27,509,907	$27,114,191	$—	$395,716
China	79,600,118	28,522,759	51,041,438	35,921
India	30,130,256	67,704	30,062,552	—
Russia	23,098,169	7,207,680	15,890,489	—
South Africa	28,453,039	—	28,453,039	—
South Korea	42,705,319	52,968	42,652,351	—
Taiwan	31,117,092	45,249	31,010,187	61,656
Other Countries**	115,289,489	37,937,312	77,352,177	—
Preferred Stocks:
Brazil	4,440,738	4,440,738	—	—
Chile	92,557	92,557	—	—
Colombia	1,874,270	1,874,270	—	—
Russia	194,206	—	194,206	—
South Korea	5,211,027	—	5,211,027	—
Rights:
Chile	13	13	—	—
Indonesia	64	—	—	64
Short-Term Investments:
Money Market Fund	7,500,078	7,500,078	—	—
Time Deposits	6,550,584	—	6,550,584	—

Total Investments, at value	$403,766,926	$114,855,519	$288,418,050	$493,357

Other Financial Instruments — Liabilities
Futures Contract	$(23,363)	$(23,363)	$—	$—

Total Other Financial Instruments — Liabilities	$(23,363)	$(23,363)	$—	$—

Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$217,572,099	$—	$217,572,099	$—
Corporate Bonds & Notes	191,068,518 *	—	191,068,518	—	*
Mortgage-Backed Securities	164,680,075		164,680,075
Collateralized Mortgage Obligations	78,747,868	—	78,747,868	—
Asset-Backed Securities	17,764,057	—	17,764,057	—
Sovereign Bonds	16,869,454	—	16,869,454	—
Senior Loans	8,384,275	—	8,384,275	—
Municipal Bonds	5,566,089	—	5,566,089	—
Preferred Stock:
Financials	259,045	259,045	—	—
Purchased Option	2,125	2,125	—	—
Short-Term Investments:
Money Market Fund	378,217	378,217	—	—
Repurchase Agreement	20,000,000	—	20,000,000	—
Time Deposits	11,126,402	—	11,126,402	—
U.S. Government Obligations	24,886,381	—	24,886,381	—

Total Investments, at value	$757,304,605 *	$639,387	$756,665,218	$—	*

Other Financial Instruments — Assets
Futures Contracts	$403,427	$403,427	$—	$—
Forward Foreign Currency Contracts	817,187	—	817,187	—

Total Other Financial Instruments — Assets	$1,220,614	$403,427	$817,187	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(53,797)	$(53,797)	$—	$—
Futures Contracts	(237,875)	(237,875)	—	—
Forward Foreign Currency Contracts	(207,915)	—	(207,915)	—
Centrally Cleared Interest Rate Swaps	(305,562)	—	(305,562)	—

Total Other Financial Instruments — Liabilities	$(805,149)	$(291,672)	$(513,477)	$—

	Total Fair Value at November 30, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at value
Corporate Bonds & Notes	$294,278,182 *	$—	$294,115,660	$162,522	*
Senior Loans	2,026,117	—	2,026,117	—
Collateralized Mortgage Obligations	439,277	—	439,277	—
Closed End Mutual Fund Security	3,854,250	3,854,250	—	—
Preferred Stock:
Financials	998,681	998,681	—	—
Convertible Preferred Stocks:
Energy	407,068	407,068	—	—
Health Care	441,672	441,672	—	—
Common Stocks:
Consumer Discretionary	92,463	—	—	92,463
Energy	418,389	366,443	—	51,946
Financials	83,278 *	—	—	83,278	*
Materials	— *	—	—	—	*
Short-Term Investments:
Money Market Fund	3,155,511	3,155,511	—	—
Time Deposits	6,822,312	—	6,822,312	—

Total Investments, at value	$313,017,200 *	$9,223,625	$303,403,366	$390,209	*

International Fixed Income Fund
Investments, at value
Sovereign Bonds:
Japan	$17,569,250	$—	$17,569,250	$—
Other Countries**	44,438,981	—	44,438,981	—
Corporate Bonds & Notes:
Denmark	27,059,680	—	27,059,680	—
Other Countries**	32,635,578 *	—	32,635,578 *	—
Collateralized Mortgage Obligations	31,335,169	—	31,335,169	—
Mortgage-Backed Securities	21,805,037	—	21,805,037	—
U.S. Government Obligations	5,835,394	—	5,835,394	—
Asset-Backed Securities	608,469	—	608,469	—
Purchased Options	362,604	42,710	319,894	—
Short-Term Investments:
Certificate of Deposit	300,000	—	300,000	—
Sovereign Bonds:				—
Japan	28,514,628	—	28,514,628	—
Time Deposits	2,698,874	—	2,698,874	—
U.S. Government Obligations	703,461	—	703,461	—

Total Investments, at value	$213,867,125 *	$42,710	$213,824,415 *	$—

Other Financial Instruments — Assets
Futures Contracts	$174,818	$174,818	$—	$—
Forward Foreign Currency Contracts	7,209,116	—	7,209,116	—
Centrally Cleared Interest Rate Swaps	3,333,868	—	3,333,868	—
Centrally Cleared Inflation Rate Swap	135	—	135	—
OTC Volatility Swaps	34,904	—	34,904	—
OTC Credit Default Swaps	45,050	—	45,050	—
Centrally Cleared Credit Default Swaps	172,839	—	172,839	—
OTC Cross Currency Swaps	821,094	—	821,094	—

Total Other Financial Instruments — Assets	$11,791,824	$174,818	$11,617,006	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(582,674)	$(52,751)	$(529,923)	$—
Reverse Repurchase Agreements	(5,580,369)	—	(5,580,369)	—
Forward Sale Commitment	(2,103,906)	—	(2,103,906)	—
Futures Contracts	(1,133,432)	(1,133,432)	—	—
Forward Foreign Currency Contracts	(1,735,634)	—	(1,735,634)	—
Centrally Cleared Interest Rate Swaps	(1,344,075)	—	(1,344,075)	—
OTC Volatility Swaps	(16,346)	—	(16,346)	—
OTC Credit Default Swaps	(76,186)	—	(76,186)	—
Centrally Cleared Credit Default Swaps	(3,864)	—	(3,864)	—
OTC Cross Currency Swaps	(3,113,865)	—	(3,113,865)	—

Total Other Financial Instruments — Liabilities	$(15,690,351)	$(1,186,183)	$(14,504,168)	$—

	Total Fair Value at November 30, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at value
Municipal Bonds	$61,117,826	$—	$61,117,826	$—
Short-Term Investments:
Time Deposits	2,617,418	—	2,617,418	—

Total Investments, at value	$63,735,244	$—	$63,735,244	$—

Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government Obligations	$175,929,468	$—	$175,929,468	$—
Sovereign Bonds	13,705,211	—	13,705,211	—
Mortgage-Backed Securities	9,036,133	—	9,036,133	—
Collateralized Mortgage Obligations	6,776,343	—	6,776,343	—
Corporate Bonds & Notes	6,621,362	—	6,621,362	—
Asset-Backed Security	303,382	—	303,382	—
Purchased Options	341,513	156	341,357	—
Short-Term Investments:
Time Deposits	686,932	—	686,932	—
U.S. Government Agency	999,403	—	999,403	—

Total Investments, at value	$214,399,747	$156	$214,399,591	$—

Other Financial Instruments — Assets
Futures Contracts	$119,653	$119,653	$—	$—
Forward Foreign Currency Contracts	438,590	—	438,590	—
Centrally Cleared Interest Rate Swaps	747,136	—	747,136	—
OTC Inflation Rate Swaps	30,508	—	30,508	—
Centrally Cleared Inflation Rate Swaps	74,556	—	74,556	—
OTC Credit Default Swaps	4,429	—	4,429	—

Total Other Financial Instruments — Assets	$1,414,872	$119,653	$1,295,219	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(5,587)	$(4,006)	$(1,581)	$—
Reverse Repurchase Agreements	(45,185,838)	—	(45,185,838)	—
Futures Contracts	(6,238)	(6,238)	—	—
Forward Foreign Currency Contracts	(181,299)	—	(181,299)	—
Centrally Cleared Interest Rate Swaps	(8,964)	—	(8,964)	—
OTC Inflation Rate Swaps	(144,260)	—	(144,260)	—
Centrally Cleared Inflation Rate Swaps	(5,672)	—	(5,672)	—
OTC Credit Default Swaps	(1,588)	—	(1,588)	—
Centrally Cleared Credit Default Swap	(7,661)	—	(7,661)	—

Total Other Financial Instruments — Liabilities	$(45,547,107)	$(10,244)	$(45,536,863)	$—

	Total Fair Value at November 30, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$119,859,190	$—	$119,859,190	$—
Collateralized Mortgage Obligations	31,172,202	—	31,172,202	—
Sovereign Bonds	13,509,760	—	13,509,760	—
U.S. Government Obligation	7,179,782	—	7,179,782	—
Senior Loans	1,607,497	—	1,607,497	—
Certificate of Deposit	1,000,771	—	1,000,771	—
Asset-Backed Security	398,871	—	398,871	—
Short-Term Investments:
Commercial Papers	3,483,266	—	3,483,266	—
Repurchase Agreement	4,100,000	—	4,100,000	—
Time Deposits	554,635	—	554,635	—
U.S. Government Obligation	19,985,409	—	19,985,409	—

Total Investments, at value	$202,851,383	$—	$202,851,383	$—

Other Financial Instruments — Assets
Futures Contracts	$38,541	$38,541	$—	$—
Forward Foreign Currency Contracts	775,471	—	775,471	—

Total Other Financial Instruments — Assets	$814,012	$38,541	$775,471	$—

Other Financial Instruments — Liabilities
Reverse Repurchase Agreements	$(12,073,375)	$—	$(12,073,375)	$—
Futures Contract	(24,480)	(24,480)	—	—
Forward Foreign Currency Contracts	(212,298)	—	(212,298)	—
Centrally Cleared Interest Rate Swap	(138,493)	—	(138,493)	—

Total Other Financial Instruments — Liabilities	$(12,448,646)	$(24,480)	$(12,424,166)	$—

*	Includes securities that are fair valued by the Board at $0.
**	Other Countries represents Countries that are individually less than 5% of Net Assets.
***	Other Securities represents other categories that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

During the period ended November 30, 2016, there were no transfers from Level 1 to Level 3. Emerging Markets Equity Fund had a transfer from Level 2 to Level 3 of $97,577 and from Level 1 to Level 2 of $0. High Yield Fund had transfer from Level 2 to Level 1 of $282,221. Inflation-Linked Fixed Income Fund had transfer from Level 3 to Level 2 of $769,281.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2016, through November 30, 2016:

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Rights
Small-Mid Cap Equity Fund
Balance as of August 31, 2016	$42,742		$—	$42,742	$—	$—
Total realized gain (loss)	16,406		—	16,406	—	—
Change in unrealized appreciation (depreciation)	(16,406)		—	(16,406)	—	—
Purchases	—	*	—	—	—	—	*
(Sales)	(42,742)		—	(42,742)	—	—
Transfers In	—		—	—	—	—
Transfers Out	—		—	—	—	—

Balance as of November 30, 2016	$—	*	$—	$—	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2016	$—		$—	$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Rights
International Equity Fund
Balance as of August 31, 2016	$—		$—	$—	$—	$—
Total realized gain (loss)	—		—	—	—	—
Change in unrealized appreciation (depreciation)	(29,955)		—	(32,367)	—	2,412
Purchases	62,051		—	62,051	—	—
(Sales)	—		—	—	—	—
Transfers In	—		—	—	—	—
Transfers Out	—		—	—	—	—

Balance as of November 30, 2016	$32,096		$—	$29,684	$—	$2,412

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2016	$(29,955)		$—	$(32,367)	$—	$2,412

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2016	$376,511	*	$—	$376,511	$—	$—	*
Total realized gain (loss)	—		—	—	—	—
Change in unrealized appreciation (depreciation)	19,269		—	19,205	—	64
Purchases	—		—	—	—	—
(Sales)	—	*	—	—	—	—	*
Transfers In	97,577		—	97,577	—	—
Transfers Out	—		—	—	—	—

Balance as of November 30, 2016	$493,357	$—	$493,293		$—		$64

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2016	$3,390	$—	$3,326		$—		$64

	Total	Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Rights
Core Fixed Income Fund
Balance as of August 31, 2016	$— *	$—	$—		$—	*	$—
Total realized gain (loss)	—	—	—		—		—
Change in unrealized appreciation (depreciation)	—	—	—		—		—
Purchases	—	—	—		—		—
(Sales)	—	—	—		—		—
Transfers In	—	—	—		—		—
Transfers Out	—	$—	—		—		—

Balance as of November 30, 2016	$— *	$—	$—		$—	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2016	$—	$—	$—		$—		$—

	Total	Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Rights
High Yield Fund
Balance as of August 31, 2016	$427,339 *	$—	$215,681	*	$211,658	*	$—
Total realized gain (loss)	—	—	—		—		—
Accrued discounts (premiums)	1,150	—	—		1,150		—
Change in unrealized appreciation (depreciation)	(43,904)	—	(196,709)		152,805		—
Purchases	214,340	—	208,715		5,625		—
(Sales)	(208,716)	—	—		(208,716)		—
Transfers In	—	—	—		—		—
Transfers Out	—	—	—		—		—

Balance as of November 30, 2016	$390,209 *	$—	$227,687	*	$162,522	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2016	$(196,719)	$—	$(196,709)		$(10)		$—

	Total	Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Rights
Inflation-Linked Fixed Income Fund
Balance as of August 31, 2016	$799,906	$799,906	$—		$—		$—
Total realized gain (loss)	—	—	—		—		—
Change in unrealized appreciation (depreciation)	(1,005)	(1,005)	—		—		—
Purchases	—	—	—		—		—
(Sales)	(29,620)	(29,620)	—		—		—
Transfers In	—	—	—		—		—
Transfers Out	(769,281)	(769,281)	—		—		—

Balance as of November 30, 2016	$—	$—	$—		$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2016	$—	$—	$—		$—		$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at year end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes and inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with its borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances.

At November 30, 2016, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Cap Equity Fund	$12,888,515	$13,009,744
Small-Mid Cap Equity Fund	12,964,045	13,341,330
International Equity Fund	6,025,798	6,487,191
Emerging Markets Equity Fund	7,087,966	7,500,078
Core Fixed Income Fund	366,942	378,217
High Yield Fund	3,077,316	3,155,511

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and International Fixed Income Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2015 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

(w) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2016 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2016 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2016.

2. Investments

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)
Large Cap Equity Fund	$388,880,245	$(23,858,183)	$365,022,062
Small-Mid Cap Equity Fund	85,805,381	(10,542,000)	75,263,381
International Equity Fund	134,526,717	(123,995,232)	10,531,485
Emerging Markets Equity Fund	51,906,514	(33,147,290)	18,759,224
Core Fixed Income Fund	12,579,193	(23,082,240)	(10,503,047)
High Yield Fund	11,588,776	(10,281,981)	1,306,795
International Fixed Income Fund	7,074,728	(16,515,076)	(9,440,348)
Municipal Bond Fund	2,720,836	(690,637)	2,030,199
Inflation-Linked Fixed Income Fund	2,530,366	(2,254,142)	276,224
Ultra-Short Term Fixed Income Fund	1,259,158	(1,212,238)	46,920

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ David Berdon
David Berdon Chief Executive Officer

Date:	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Berdon
David Berdon Chief Executive Officer

Date:	January 30, 2017

By:	/s/ Francis Smith
Francis Smith Chief Financial Officer

Date:	January 30, 2017